FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2022 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2022

AB VPS Growth and Income	For each of the two years in the period ended December 31, 2022

AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2022

AB VPS Sustainable Global Thematic Growth	For each of the two years in the period ended December 31, 2022

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2022

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2022

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2022

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2022

Alger Large Cap Growth Class I-2	For the period from June 3, 2022 (commencement of operations) through December 31, 2022

Alger Large Cap Growth S	For the period from January 1, 2022 through June 3, 2022 (closing of operations) and the year ended December 31, 2021

Allspring Growth	For each of the two years in the period ended December 31, 2022

Allspring International Equity VT	For each of the two years in the period ended December 31, 2022

Allspring Large Cap Core	For each of the two years in the period ended December 31, 2022

Allspring Omega Growth VT	For each of the two years in the period ended December 31, 2022

Allspring Opportunity	For each of the two years in the period ended December 31, 2022

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2022

Allspring Small Company Value	For each of the two years in the period ended December 31, 2022

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2022

American Century Diversified Bond	For each of the two years in the period ended December 31, 2022

American Century Equity Income	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

American Century Heritage	For each of the two years in the period ended December 31, 2022

American Century International Bond	For each of the two years in the period ended December 31, 2022

American Century International Growth	For each of the two years in the period ended December 31, 2022

American Century Select	For each of the two years in the period ended December 31, 2022

American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2022

American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2022

American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2022

American Century Ultra®	For each of the two years in the period ended December 31, 2022

American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2022

American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2022

American Century VP International	For each of the two years in the period ended December 31, 2022

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2022

American Century VP Ultra®	For each of the two years in the period ended December 31, 2022

American Century VP Value	For each of the two years in the period ended December 31, 2022

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2022

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2022

American Funds IS® Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2022

American Funds IS® International	For each of the two years in the period ended December 31, 2022

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2022

American Funds IS® New World	For each of the two years in the period ended December 31, 2022

AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2022

Ariel®	For each of the two years in the period ended December 31, 2022

Baron Asset	For each of the two years in the period ended December 31, 2022

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2022

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2022

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Global Allocation	For each of the two years in the period ended December 31, 2022

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2022

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2022

BlackRock International Dividend	For each of the two years in the period ended December 31, 2022

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2022

BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2022

BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2022

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2022

BNY Mellon Opportunistic Midcap Value	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2022

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2022

Calamos® Growth	For each of the two years in the period ended December 31, 2022

Calamos® Growth and Income	For each of the two years in the period ended December 31, 2022

Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2022

ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy Asset Strategy	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Balanced	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Core Equity	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Energy	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP High Income	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Science And Technology	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Delaware Ivy VIP Smid Cap Core	For each of the two years in the period ended December 31, 2022

Delaware Ivy VIP Value	For each of the two years in the period ended December 31, 2022

Delaware VIP Global Value Equity	For each of the two years in the period ended December 31, 2022

Delaware VIP Real Estate Securities	For each of the two years in the period ended December 31, 2022

Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2022

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2022

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2022

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2022

DWS Capital Growth VIP	For each of the two years in the period ended December 31, 2022

DWS Core Equity VIP	For each of the two years in the period ended December 31, 2022

DWS CROCI® U.S. VIP	For each of the two years in the period ended December 31, 2022

DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2022

DWS High Income VIP	For each of the two years in the period ended December 31, 2022

DWS International Growth VIP	For each of the two years in the period ended December 31, 2022

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2022

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2022

Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2022

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor Dividend Growth	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor Leveraged Company Stock	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2022

Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2022

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2022

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2022

Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2022

Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2022

Guggenheim Alpha Opportunity	For each of the two years in the period ended December 31, 2022

Guggenheim Core Bond	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2022

Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2022

Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Guggenheim World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco American Franchise	For each of the two years in the period ended December 31, 2022

Invesco Comstock	For each of the two years in the period ended December 31, 2022

Invesco Developing Markets	For each of the two years in the period ended December 31, 2022

Invesco Discovery	For each of the two years in the period ended December 31, 2022

Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco Energy	For each of the two years in the period ended December 31, 2022

Invesco Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco Global	For each of the two years in the period ended December 31, 2022

Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2022

Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2022

Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2022

Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco Technology	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2022

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2022

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2022

Invesco V.I. Core Bond	For the period from January 1, 2022 through April 29, 2022 (closing of operations) and the year ended December 31, 2021

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2022

Invesco V.I. Core Plus Bond	For the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco V.I. Equally-Weighted S&P 500	For the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2022

Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2022

Invesco V.I. High Yield	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. S&P 500 Index	For the period from January 1, 2022 through April 29, 2022 (closing of operations) and the year ended December 31, 2021

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2022

Invesco Value Opportunities	For each of the two years in the period ended December 31, 2022

Janus Henderson Adaptive Risk Managed U.S. Equity	For each of the two years in the period ended December 31, 2022

Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2022

Janus Henderson Overseas	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2022

JPMorgan Insurance Trust US Equity Portfolio	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2022

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2022

MFS® VIT High Yield	For each of the two years in the period ended December 31, 2022

MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2022

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2022

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2022

MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2022

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2022

MFS® VIT Research	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2022

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2022

Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2022

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity I	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity S	For each of the two years in the period ended December 31, 2022

Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2022

Neuberger Berman Large Cap Value	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Neuberger Berman Sustainable Equity	For each of the two years in the period ended December 31, 2022

North Square Spectrum Alpha	For each of the two years in the period ended December 31, 2022

Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2022

Northern Large Cap Core	For each of the two years in the period ended December 31, 2022

Northern Large Cap Value	For each of the two years in the period ended December 31, 2022

PGIM Focused Growth	For each of the two years in the period ended December 31, 2022

PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2022

PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2022

PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2022

PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2022

PIMCO All Asset	For each of the two years in the period ended December 31, 2022

PIMCO Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2022

PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2022

PIMCO High Yield	For each of the two years in the period ended December 31, 2022

PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2022

PIMCO Low Duration	For each of the two years in the period ended December 31, 2022

PIMCO Real Return	For each of the two years in the period ended December 31, 2022

PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2022

PIMCO Total Return	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2022

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2022

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2022

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2022

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2022

Pioneer Bond VCT	For each of the two years in the period ended December 31, 2022

Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2022

Pioneer High Yield VCT	For each of the two years in the period ended December 31, 2022

Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2022

Pioneer Strategic Income	For each of the two years in the period ended December 31, 2022

Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2022

Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2022

Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2022

Putnam VT High Yield	For each of the two years in the period ended December 31, 2022

Putnam VT Income	For each of the two years in the period ended December 31, 2022

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2022

Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2022

Putnam VT Multi-Cap Core	For each of the two years in the period ended December 31, 2022

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2022

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2022

Redwood Managed Volatility	For each of the two years in the period ended December 31, 2022

Royce Micro-Cap	For each of the two years in the period ended December 31, 2022

Royce Small-Cap Opportunity	For each of the two years in the period ended December 31, 2022

Royce Small-Cap Value	For each of the two years in the period ended December 31, 2022

Rydex VIF Banking	For each of the two years in the period ended December 31, 2022

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2022

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2022

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2022

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2022

Rydex VIF Energy	For each of the two years in the period ended December 31, 2022

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2022

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2022

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2022

Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Internet	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2022

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2022

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2022

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Nova	For each of the two years in the period ended December 31, 2022

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2022

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2022

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2022

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2022

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2022

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2022

Rydex VIF Technology	For each of the two years in the period ended December 31, 2022

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2022

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2022

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2022

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2022

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2022

T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2022

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2022

T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2022

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2022

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2022

T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2022

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2022

Third Avenue Value	For each of the two years in the period ended December 31, 2022

TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2022

TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2022

TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2022

TOPS® Growth ETF	For each of the two years in the period ended December 31, 2022

TOPS® Managed Risk Balanced ETF	For each of the two years in the period ended December 31, 2022

TOPS® Managed Risk Moderate Growth ETF	For each of the two years in the period ended December 31, 2022

TOPS® Moderate Growth ETF	For each of the two years in the period ended December 31, 2022

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2022

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2022

Vanguard® VIF International	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2022

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2022

Victory RS Partners	For each of the two years in the period ended December 31, 2022

Victory RS Science and Technology	For each of the two years in the period ended December 31, 2022

Victory RS Value	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2022

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2022

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2022

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2022

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2022

Virtus Strategic Allocation Series	For each of the two years in the period ended December 31, 2022

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2022

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2022

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2022

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2022

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Dynamic Asset Allocation	92,543	$1,040,429	$730,165	$—	$730,165	84,677	$8.11	$8.87
AB VPS Growth and Income	7,034	215,661	199,475	—	199,475	9,643	20.69	20.69
AB VPS Small/Mid Cap Value	293,726	4,793,728	4,814,167	—	4,814,167	381,612	12.61	17.28
AB VPS Sustainable Global Thematic Growth (a)	4,226	132,107	120,833	—	120,833	6,411	18.85	18.85
AFIS Capital World Growth and Income	8,511	121,330	96,603	—	96,603	8,441	11.18	12.23
AFIS U.S. Government Securities	21,081	257,964	207,854	—	207,854	26,471	7.32	8.01
AFIS Washington Mutual Investors	45,455	594,220	560,909	—	560,909	38,611	14.07	15.40
Alger Capital Appreciation (d)	3,594	272,665	174,979	—	174,979	10,090	16.95	21.89
Alger Large Cap Growth Class I-2 (b)	3,353	204,178	157,761	—	157,761	18,763	8.35	8.40
Alger Large Cap Growth Class S (b)	—	—	—	—	—	—	20.61	32.75
Allspring Growth (d)	26,554	894,251	574,621	—	574,621	31,061	18.46	32.21
Allspring International Equity VT	23,218	73,895	39,935	—	39,935	4,507	8.86	8.86
Allspring Large Cap Core	54,400	880,951	747,452	—	747,452	50,433	14.69	17.56
Allspring Omega Growth VT	7,220	210,254	143,454	—	143,454	9,173	15.65	15.65
Allspring Opportunity	14,816	639,928	585,249	—	585,249	32,402	18.03	26.53
Allspring Opportunity VT	38,049	993,660	849,247	—	849,247	44,774	15.32	20.06
Allspring Small Company Value	133,924	3,616,068	4,166,378	—	4,166,378	354,096	11.69	11.77
ALPS/Alerian Energy Infrastructure	23,867	223,514	236,282	—	236,282	27,905	8.09	8.97
American Century Diversified Bond	10,404	113,692	95,822	—	95,822	13,403	7.15	7.15
American Century Equity Income	1,140,198	9,739,966	9,988,134	—	9,988,134	475,359	16.50	20.99
American Century Heritage	106,510	2,202,425	1,658,363	—	1,658,363	74,056	22.36	30.95
American Century International Bond	1,461	16,371	15,000	—	15,000	2,938	5.11	5.11
American Century International Growth	449,982	5,655,385	4,886,804	—	4,886,804	502,643	9.46	10.87
American Century Select	38,579	2,656,752	2,779,225	—	2,779,225	172,754	16.04	19.80
American Century Strategic Allocation: Aggressive	176,456	1,347,435	1,182,256	—	1,182,256	86,149	13.29	13.73
American Century Strategic Allocation: Conservative	148,951	842,965	741,775	—	741,775	69,713	10.30	10.64
American Century Strategic Allocation: Moderate	683,058	4,414,189	3,756,819	—	3,756,819	305,161	11.93	12.32
American Century Ultra®	11,366	628,444	583,642	—	583,642	22,266	26.27	26.27
American Century VP Disciplined Core Value	25,962	249,107	186,410	—	186,410	10,351	14.42	19.87
American Century VP Inflation Protection	202,019	2,111,011	1,892,915	—	1,892,915	249,897	7.52	7.58
American Century VP International	6,779	72,161	64,466	—	64,466	5,946	10.84	10.84
American Century VP Mid Cap Value (d)	288,569	5,778,199	6,109,013	—	6,109,013	326,427	15.23	20.51
American Century VP Ultra®	789,612	15,113,832	14,749,955	—	14,749,955	516,484	25.54	28.77
American Century VP Value	2,248,198	23,418,930	28,012,549	—	28,012,549	1,133,634	14.50	19.76
American Funds IS® Asset Allocation	898,392	21,299,453	19,531,050	—	19,531,050	1,599,046	11.62	12.71
American Funds IS® Capital World Bond	252,463	2,973,450	2,355,477	—	2,355,477	355,230	6.25	6.84
American Funds IS® Global Growth	378,901	12,291,933	11,181,371	—	11,181,371	764,598	13.80	15.10
American Funds IS® Global Small Capitalization	30,427	755,700	464,923	—	464,923	44,218	10.01	10.96
American Funds IS® Growth	37,416	3,186,265	2,755,323	—	2,755,323	145,693	18.45	20.19
American Funds IS® Growth-Income	516,080	26,316,041	25,143,422	—	25,143,422	1,628,040	14.63	16.01

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Funds IS® International	387,768	$7,321,970	$5,812,644	$—	$5,812,644	686,051	$7.98	$8.73
American Funds IS® International Growth and Income	35,233	492,404	301,591	—	301,591	37,206	7.71	8.43
American Funds IS® Mortgage	6,705	71,061	62,019	—	62,019	7,886	7.23	7.92
American Funds IS® New World	173,192	4,490,675	3,782,521	—	3,782,521	386,722	9.14	10.00
AMG River Road Mid Cap Value	99,472	2,473,261	1,648,248	—	1,648,248	90,510	17.65	18.23
Ariel®	41,185	2,648,420	2,567,033	—	2,567,033	132,154	19.26	22.11
Baron Asset	7,469	569,999	648,587	—	648,587	33,003	19.66	19.66
BlackRock Advantage Large Cap Core V.I.	34,606	796,518	612,174	—	612,174	30,635	16.67	20.93
BlackRock Advantage Small Cap Growth	13,970	179,410	140,122	—	140,122	8,814	15.90	15.90
BlackRock Basic Value V.I.	17,773	238,782	206,342	—	206,342	13,067	12.78	16.77
BlackRock Capital Appreciation V.I.	55,197	458,043	317,934	—	317,934	16,569	16.90	19.37
BlackRock Equity Dividend	29,063	586,006	528,951	—	528,951	30,528	17.33	17.33
BlackRock Equity Dividend V.I.	947,780	11,049,749	9,591,537	—	9,591,537	646,850	14.70	18.80
BlackRock Global Allocation	10,349	199,871	170,348	—	170,348	15,853	10.75	10.75
BlackRock Global Allocation V.I.	212,263	3,061,308	2,519,566	—	2,519,566	252,052	9.75	10.92
BlackRock High Yield V.I.	907,894	6,565,709	5,855,917	30,306	5,886,223	625,237	9.27	10.40
BlackRock International Dividend	3,332	98,345	93,725	—	93,725	8,892	10.53	10.53
BlackRock Large Cap Focus Growth V.I.	10,406	148,742	127,478	—	127,478	5,808	17.58	21.94
BNY Mellon Appreciation	180,311	6,754,847	6,527,252	—	6,527,252	372,230	17.25	19.38
BNY Mellon Dynamic Value	125,165	4,612,253	4,811,360	—	4,811,360	197,081	21.69	24.18
BNY Mellon IP MidCap Stock	175,888	3,436,383	2,877,526	—	2,877,526	239,506	12.03	12.03
BNY Mellon IP Small Cap Stock Index	425,850	8,095,250	7,350,166	—	7,350,166	503,837	14.04	19.17
BNY Mellon IP Technology Growth	627,341	14,874,204	9,930,805	—	9,930,805	442,447	16.61	20.37
BNY Mellon Opportunistic Midcap Value	80,699	2,449,100	2,246,672	—	2,246,672	102,963	20.66	21.70
BNY Mellon Stock Index	708	49,511	41,024	—	41,024	1,820	22.47	22.47
BNY Mellon VIF Appreciation	164,080	6,606,173	5,138,973	—	5,138,973	314,001	16.51	20.19
Calamos® Growth	262,703	9,761,840	7,124,514	—	7,124,514	404,966	17.43	21.49
Calamos® Growth and Income	225,246	7,624,984	8,246,271	—	8,246,271	423,807	19.82	21.30
Calamos® High Income Opportunities	66,202	568,409	483,272	—	483,272	48,125	9.54	10.09
ClearBridge Small Cap Growth	579	16,829	18,987	—	18,987	1,018	18.65	18.65
ClearBridge Variable Aggressive Growth	319,948	7,734,539	4,744,827	—	4,744,827	314,374	13.52	15.17
ClearBridge Variable Small Cap Growth	268,130	8,024,071	6,764,918	—	6,764,918	312,778	19.80	22.34
Delaware Ivy Asset Strategy	14,438	334,719	259,158	—	259,158	24,452	10.60	10.60
Delaware Ivy VIP Asset Strategy	139,166	1,270,835	1,092,457	—	1,092,457	117,821	9.37	10.90
Delaware Ivy VIP Balanced	17,987	125,702	84,357	—	84,357	5,851	14.43	14.43
Delaware Ivy VIP Core Equity	11,257	157,463	129,455	—	129,455	5,914	21.89	21.89
Delaware Ivy VIP Energy	23,616	121,663	119,733	—	119,733	22,740	5.24	5.41
Delaware Ivy VIP Global Growth	582	2,264	1,940	—	1,940	133	14.62	14.62
Delaware Ivy VIP Growth	13,894	141,139	110,731	—	110,731	4,115	26.93	26.93
Delaware Ivy VIP High Income	154,502	489,323	435,696	—	435,696	44,964	8.88	11.59
Delaware Ivy VIP International Core Equity	20,287	327,875	287,878	—	287,878	28,923	9.63	9.99
Delaware Ivy VIP Limited-Term Bond	3,144	15,666	14,401	—	14,401	1,843	7.78	7.78
Delaware Ivy VIP Mid Cap Growth	17,958	248,196	170,059	—	170,059	9,076	16.61	20.38

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Delaware Ivy VIP Natural Resources	47,651	$162,146	$227,293	$—	$227,293	34,612	$6.00	$6.57
Delaware Ivy VIP Science And Technology	9,729	272,844	169,780	—	169,780	9,176	16.25	22.92
Delaware Ivy VIP Small Cap Growth	29,399	283,990	177,570	—	177,570	13,599	12.49	13.33
Delaware Ivy VIP Smid Cap Core	12,807	189,365	142,672	—	142,672	9,504	13.04	15.84
Delaware Ivy VIP Value	27,221	169,901	151,351	—	151,351	8,132	18.61	18.61
Delaware VIP Global Value Equity (a)	28,087	171,086	123,863	—	123,863	9,181	13.49	13.49
Delaware VIP Real Estate Securities (a)	7,389	58,346	46,550	—	46,550	3,766	11.29	14.53
Dimensional VA Equity Allocation	42,991	586,385	529,647	—	529,647	45,580	11.62	11.62
Dimensional VA Global Bond Portfolio	190,376	1,933,285	1,831,415	—	1,831,415	244,894	6.86	7.48
Dimensional VA Global Moderate Allocation	43,102	669,939	587,909	—	587,909	54,905	10.71	10.71
Dimensional VA International Small Portfolio	195,471	2,448,438	2,101,310	—	2,101,310	170,254	10.39	12.59
Dimensional VA International Value Portfolio	184,377	2,373,871	2,256,773	—	2,256,773	208,890	9.20	10.93
Dimensional VA Short-Term Fixed Portfolio	284,011	2,870,886	2,820,228	—	2,820,228	385,273	6.69	7.36
Dimensional VA U.S. Large Value Portfolio	163,629	4,761,563	4,979,240	—	4,979,240	262,948	14.09	19.59
Dimensional VA U.S. Targeted Value Portfolio	151,780	3,265,913	3,117,552	—	3,117,552	170,859	14.30	20.23
DWS Capital Growth VIP	1,266	40,877	35,904	—	35,904	1,510	23.78	23.78
DWS Core Equity VIP	8,503	99,987	88,944	—	88,944	5,131	17.31	17.31
DWS CROCI® U.S. VIP	680	10,322	8,965	—	8,965	753	11.90	11.90
DWS Global Small Cap VIP	10,753	123,923	86,990	—	86,990	8,728	8.59	10.34
DWS High Income VIP	40,509	244,825	216,726	—	216,726	22,199	8.85	9.93
DWS International Growth VIP	695	9,801	9,144	—	9,144	903	10.10	10.10
DWS Small Mid Cap Value VIP	2,464	33,584	31,336	—	31,336	2,591	10.62	12.67
Eaton Vance VT Floating-Rate Income	453,118	3,936,541	3,824,315	—	3,824,315	451,099	8.35	9.14
Federated Hermes Corporate Bond	782,134	7,287,341	6,264,892	—	6,264,892	617,278	9.59	10.15
Federated Hermes Fund for U.S. Government Securities II	241,197	2,571,295	2,219,013	—	2,219,013	323,666	6.64	7.89
Federated Hermes High Income Bond II	697,236	4,268,262	3,702,320	—	3,702,320	283,388	8.86	12.74
Fidelity® Advisor Dividend Growth	125,922	1,983,662	2,039,936	—	2,039,936	149,018	13.66	17.59
Fidelity® Advisor International Capital Appreciation (d)	11,153	163,881	234,989	—	234,989	17,725	13.23	16.21
Fidelity® Advisor Leveraged Company Stock	1,831	78,116	65,874	—	65,874	3,975	16.54	16.54
Fidelity® Advisor New Insights	8,136	242,955	194,048	—	194,048	10,808	17.94	17.94
Fidelity® Advisor Real Estate	82,298	1,632,554	1,264,915	—	1,264,915	103,699	8.22	8.70
Fidelity® Advisor Stock Selector Mid Cap	67,850	2,431,174	2,274,317	—	2,274,317	126,959	17.91	24.07
Fidelity® Advisor Value Strategies	49,918	1,776,217	2,048,614	—	2,048,614	100,376	20.27	26.97
Fidelity® VIP Balanced	127,501	2,588,403	2,389,373	—	2,389,373	157,312	13.64	16.08
Fidelity® VIP Contrafund	372,887	13,914,453	13,625,278	—	13,625,278	625,617	16.14	20.25
Fidelity® VIP Disciplined Small Cap	41,889	774,314	571,782	—	571,782	34,885	12.37	16.53
Fidelity® VIP Emerging Markets	76,846	948,136	757,701	—	757,701	69,160	10.32	10.99
Fidelity® VIP Equity-Income	191,156	4,430,831	4,341,164	—	4,341,164	308,131	14.06	14.06
Fidelity® VIP Growth & Income	248,616	5,545,763	5,782,799	—	5,782,799	369,064	15.81	22.25
Fidelity® VIP Growth Opportunities	742,284	40,120,743	29,624,568	—	29,624,568	1,357,883	21.33	27.62

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP High Income	270,502	$1,340,783	$1,138,815	$—	$1,138,815	131,664	$8.43	$9.43
Fidelity® VIP Index 500	52,567	16,269,152	19,433,936	—	19,433,936	1,042,992	17.37	20.93
Fidelity® VIP Investment Grade Bond	510,715	6,421,591	5,347,190	—	5,347,190	620,255	7.65	9.26
Fidelity® VIP Mid Cap	23,191	831,136	723,544	—	723,544	45,272	13.98	16.42
Fidelity® VIP Overseas	250,187	5,780,907	5,364,010	—	5,364,010	544,548	10.07	10.94
Fidelity® VIP Real Estate	11,566	219,980	187,608	—	187,608	15,078	9.61	12.70
Fidelity® VIP Strategic Income	116,387	1,305,759	1,152,232	—	1,152,232	124,234	8.31	9.35
Franklin Allocation VIP Fund	458,643	2,853,892	2,100,585	—	2,100,585	198,257	10.60	10.60
Franklin DynaTech VIP	30,071	164,810	89,311	—	89,311	5,949	14.39	16.85
Franklin Growth and Income VIP Fund	93,788	829,757	586,176	—	586,176	36,189	14.98	19.67
Franklin Income VIP Fund	787,327	12,086,750	11,597,334	—	11,597,334	1,014,632	10.46	12.51
Franklin Large Cap Growth VIP Fund	—	—	—	—	—	—	15.08	19.17
Franklin Mutual Global Discovery VIP Fund	493,052	9,334,543	8,189,595	—	8,189,595	699,919	10.66	11.72
Franklin Mutual Shares VIP Fund	945	17,687	14,320	—	14,320	1,249	10.71	13.73
Franklin Rising Dividends VIP Fund	31,620	861,489	854,686	—	854,686	43,734	17.06	23.29
Franklin Small Cap Value VIP Fund	262,889	4,111,698	3,294,004	—	3,294,004	216,908	13.17	16.98
Franklin Small-Mid Cap Growth VIP Fund	209,796	3,563,448	2,204,951	—	2,204,951	129,299	16.41	32.00
Franklin Strategic Income VIP Fund	210,657	2,184,605	1,839,031	—	1,839,031	238,259	7.42	7.76
Franklin U.S. Government Securities VIP Fund	21,536	249,954	219,450	—	219,450	30,784	6.79	7.23
Goldman Sachs Emerging Markets Equity	87,951	1,672,384	1,605,992	—	1,605,992	210,040	7.23	7.65
Goldman Sachs Government Income	125,488	1,871,592	1,606,249	—	1,606,249	231,056	6.58	6.97
Goldman Sachs VIT International Equity Insights	9,827	89,019	75,665	—	75,665	8,244	8.49	9.48
Goldman Sachs VIT Large Cap Value	492	3,785	4,108	—	4,108	244	16.80	16.80
Goldman Sachs VIT Mid Cap Growth Fund (a)	26,369	357,263	228,884	—	228,884	11,661	15.19	19.63
Goldman Sachs VIT Mid Cap Value	29,555	511,407	445,401	—	445,401	29,499	13.75	17.62
Goldman Sachs VIT Small Cap Equity Insights	28,093	348,206	288,513	—	288,513	17,524	12.65	16.66
Goldman Sachs VIT Strategic Growth	18,751	262,641	171,013	—	171,013	7,170	23.84	23.84
Guggenheim Alpha Opportunity	4,996	71,195	89,072	—	89,072	6,366	11.27	15.82
Guggenheim Core Bond	291,090	5,515,841	4,654,528	—	4,654,528	560,218	7.44	8.35
Guggenheim Floating Rate Strategies	64,785	1,633,879	1,533,465	—	1,533,465	159,754	9.60	9.60
Guggenheim High Yield	309,263	3,419,186	2,888,518	—	2,888,518	216,646	12.29	12.76
Guggenheim Large Cap Value	36,511	1,598,084	1,649,917	—	1,649,917	103,426	15.92	17.37
Guggenheim Long Short Equity	16,883	231,855	306,772	—	306,772	27,567	11.12	11.12
Guggenheim Macro Opportunities	469	12,463	11,071	—	11,071	1,182	9.37	9.37
Guggenheim Managed Futures Strategy	1,172	25,736	23,760	—	23,760	3,110	7.64	7.64
Guggenheim Multi-Hedge Strategies	1,152	31,412	30,204	—	30,204	3,660	8.25	8.25
Guggenheim Small Cap Value	3,054	41,636	46,422	—	46,422	3,211	14.43	14.43
Guggenheim SMid Cap Value	326,351	11,142,072	11,389,658	—	11,389,658	373,787	20.60	30.36
Guggenheim StylePlus Large Core	82,600	1,722,969	1,348,038	—	1,348,038	101,722	12.79	15.48
Guggenheim StylePlus Mid Growth	52,090	1,982,474	1,372,058	—	1,372,058	93,578	14.63	22.32
Guggenheim Total Return Bond	14,972	410,515	347,052	—	347,052	38,654	8.98	8.98

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim VIF All Cap Value	517,302	$15,383,828	$17,314,087	$—	$17,314,087	779,428	$14.69	$30.38
Guggenheim VIF Alpha Opportunity	110,958	1,747,595	1,694,322	—	1,694,322	108,435	13.92	15.67
Guggenheim VIF Floating Rate Strategies	309,385	7,483,294	7,307,681	—	7,307,681	821,010	8.48	9.27
Guggenheim VIF Global Managed Futures Strategy	122,574	2,177,804	2,153,619	—	2,153,619	378,379	5.30	7.77
Guggenheim VIF High Yield	674,530	18,365,450	15,662,578	—	15,662,578	666,563	8.94	10.43
Guggenheim VIF Large Cap Value	657,695	24,395,307	27,123,329	—	27,123,329	1,451,399	17.87	29.00
Guggenheim VIF Long Short Equity	287,932	4,098,523	4,344,889	—	4,344,889	387,111	8.33	8.61
Guggenheim VIF Managed Asset Allocation	354,815	8,794,954	9,218,089	—	9,218,089	727,823	11.04	13.28
Guggenheim VIF Multi-Hedge Strategies	147,632	3,841,175	3,769,037	—	3,769,037	629,211	6.62	8.07
Guggenheim VIF Small Cap Value	502,812	19,711,057	21,258,874	—	21,258,874	614,756	11.40	18.29
Guggenheim VIF SMid Cap Value	491,770	30,445,500	35,240,224	—	35,240,224	916,989	13.61	31.89
Guggenheim VIF StylePlus Large Core	329,543	12,755,873	10,746,395	—	10,746,395	901,407	17.46	22.25
Guggenheim VIF StylePlus Large Growth	573,089	10,483,146	7,885,704	—	7,885,704	592,039	20.24	23.02
Guggenheim VIF StylePlus Mid Growth	250,652	12,004,015	9,228,999	—	9,228,999	590,492	14.83	15.18
Guggenheim VIF StylePlus Small Growth	134,798	3,835,721	3,016,775	—	3,016,775	300,407	9.81	13.00
Guggenheim VIF Total Return Bond	2,221,535	36,188,296	31,034,846	—	31,034,846	3,388,972	8.46	9.08
Guggenheim VIF World Equity Income	985,167	11,384,855	12,186,511	—	12,186,511	990,964	10.94	13.35
Guggenheim World Equity Income	346,434	5,012,049	4,832,760	—	4,832,760	388,812	11.91	12.23
Invesco American Franchise	76,843	1,457,478	1,230,260	—	1,230,260	95,206	12.84	17.29
Invesco Comstock	356,168	8,112,823	9,427,775	—	9,427,775	506,326	18.02	18.35
Invesco Developing Markets	6,700	274,351	238,464	—	238,464	30,284	7.87	7.87
Invesco Discovery	2,073	191,118	148,393	—	148,393	7,337	20.27	20.27
Invesco Discovery Mid Cap Growth	51,016	1,202,188	1,062,661	—	1,062,661	74,651	14.08	19.17
Invesco Energy	2,835	65,004	80,787	—	80,787	12,766	6.33	6.33
Invesco Equity and Income	803,418	8,017,858	7,889,563	—	7,889,563	459,959	15.26	17.06
Invesco Global	5,315	479,825	395,247	—	395,247	26,387	15.00	15.00
Invesco Gold & Special Minerals	6,790	162,877	147,337	—	147,337	16,987	8.67	8.67
Invesco Main Street Mid Cap	54,810	1,236,117	1,279,269	—	1,279,269	99,992	12.68	12.80
Invesco Oppenheimer V.I. International Growth Fund	175,762	399,029	312,856	—	312,856	30,052	8.67	10.63
Invesco Small Cap Growth (d)	77,391	2,478,519	1,748,262	—	1,748,262	94,661	18.41	26.75
Invesco Technology	33,016	1,503,449	1,174,046	—	1,174,046	136,591	8.59	21.38
Invesco V.I. American Franchise Series I	25,752	1,527,739	1,103,225	—	1,103,225	87,341	12.63	12.63
Invesco V.I. American Franchise Series II	724	48,447	28,141	—	28,141	1,689	16.68	16.68
Invesco V.I. American Value	194,216	3,541,850	3,006,463	—	3,006,463	304,265	12.33	16.55
Invesco V.I. Balanced-Risk Allocation	6,785	69,232	54,077	—	54,077	5,907	9.04	9.89
Invesco V.I. Comstock	573,153	10,730,951	11,606,340	—	11,606,340	643,676	14.78	20.30
Invesco V.I. Core Bond (b)	—	—	—	—	—	—	5.74	6.87
Invesco V.I. Core Equity	894	28,794	21,818	—	21,818	1,581	12.06	15.37
Invesco V.I. Core Plus Bond (b)	1,779,694	10,319,599	9,788,318	—	9,788,318	1,058,178	9.23	9.26
Invesco V.I. Discovery Mid Cap Growth	78,688	5,534,816	3,766,018	—	3,766,018	245,006	14.44	16.65

(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Equally-Weighted S&P 500 (b)	21,736	$582,023	$533,408	$—	$533,408	56,378	$9.41	$9.48
Invesco V.I. Equity and Income	563,638	9,629,817	9,035,122	—	9,035,122	591,064	12.24	15.44
Invesco V.I. EVQ International Equity Fund (a)	630,648	21,378,285	17,923,030	—	17,923,030	1,419,873	9.36	9.69
Invesco V.I. Global	117,155	4,729,372	3,549,784	—	3,549,784	300,402	12.03	14.46
Invesco V.I. Global Core Equity	1,576	14,731	12,628	—	12,628	1,264	10.00	10.86
Invesco V.I. Global Real Estate Series I	429,729	6,932,388	5,603,661	—	5,603,661	325,391	15.35	17.29
Invesco V.I. Global Real Estate Series II	9,778	150,540	124,373	—	124,373	12,812	9.69	9.69
Invesco V.I. Global Strategic Income	473	2,400	1,927	—	1,927	278	6.94	6.94
Invesco V.I. Government Money Market	41,003,737	41,003,737	41,003,737	—	41,003,737	5,026,473	7.84	8.16
Invesco V.I. Government Securities	1,009,212	11,639,450	10,071,936	—	10,071,936	1,434,095	6.85	7.49
Invesco V.I. Growth and Income	774	17,037	15,299	—	15,299	1,122	13.62	13.62
Invesco V.I. Health Care Series I	293,987	8,000,426	7,393,775	—	7,393,775	301,695	22.17	24.98
Invesco V.I. Health Care Series II	8,278	192,311	191,553	—	191,553	14,024	13.61	19.86
Invesco V.I. High Yield	—	—	—	—	—	—	8.35	9.92
Invesco V.I. Main Street Mid Cap Fund®	963,108	10,085,657	7,926,380	—	7,926,380	445,263	14.34	18.07
Invesco V.I. Main Street Small Cap Fund®	532,987	12,785,183	12,024,180	—	12,024,180	478,277	14.39	18.37
Invesco V.I. S&P 500 Index (b)	—	—	—	—	—	—	18.56	28.29
Invesco V.I. Small Cap Equity	1,896	34,152	25,840	—	25,840	1,768	14.62	14.62
Invesco Value Opportunities	143,810	1,773,532	2,265,000	—	2,265,000	171,789	13.20	13.52
Janus Henderson Adaptive Risk Managed U.S. Equity (a)	83,935	904,368	750,378	—	750,378	62,648	11.76	11.99
Janus Henderson Mid Cap Value	4,015	64,038	60,873	—	60,873	4,166	14.61	14.61
Janus Henderson Overseas	87,956	3,220,973	3,488,329	—	3,488,329	480,166	6.91	7.31
Janus Henderson VIT Enterprise	403,376	25,361,831	25,323,958	—	25,323,958	1,054,053	18.92	24.67
Janus Henderson VIT Mid Cap Value	13,251	208,889	207,238	—	207,238	14,380	12.38	14.89
Janus Henderson VIT Overseas	9,954	344,637	365,923	—	365,923	47,192	7.51	9.29
Janus Henderson VIT Research	332,871	11,069,405	10,042,715	—	10,042,715	574,495	16.37	20.82
JPMorgan Insurance Trust Core Bond Portfolio	385,237	4,247,800	3,671,313	—	3,671,313	472,240	7.26	7.72
JPMorgan Insurance Trust Small Cap Core Portfolio	14,312	342,587	253,602	—	253,602	15,371	12.74	17.66
JPMorgan Insurance Trust US Equity Portfolio	8,500	288,559	263,830	—	263,830	13,080	18.37	24.43
Lord Abbett Series Bond-Debenture VC	411,998	4,977,200	4,202,378	—	4,202,378	444,151	9.06	10.83
Lord Abbett Series Developing Growth VC	64,058	2,354,822	1,418,892	—	1,418,892	103,028	13.77	18.50
Lord Abbett Series Dividend Growth VC	—	—	—	—	—	—	16.25	16.25
Lord Abbett Series Growth Opportunities VC	—	—	—	—	—	—	15.61	15.61
Lord Abbett Series Mid Cap Stock VC	1,685	42,378	38,884	—	38,884	2,708	11.66	14.36
Lord Abbett Series Total Return VC	38,677	631,981	539,549	—	539,549	63,586	7.48	8.59
MFS® VIT Emerging Markets Equity	4,935	77,423	55,225	—	55,225	7,891	6.99	7.03
MFS® VIT Global Tactical Allocation	380	5,939	4,826	—	4,826	557	8.67	8.67
MFS® VIT High Yield	—	—	—	—	—	—	9.54	9.54
MFS® VIT II MA Investors Growth Stock	8,099	177,246	152,754	—	152,754	5,935	25.48	25.96
MFS® VIT II Research International	454,480	7,255,415	6,753,566	—	6,753,566	779,273	9.34	10.21

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
MFS® VIT International Intrinsic Value	60,932	$1,636,287	$1,629,925	$—	$1,629,925	149,320	$10.80	$11.82
MFS® VIT Investors Trust	2,677	103,235	84,789	—	84,789	4,609	16.01	21.14
MFS® VIT New Discovery	30,059	457,067	265,720	—	265,720	16,774	13.43	16.48
MFS® VIT Research	1,395	41,925	37,957	—	37,957	1,741	21.80	21.80
MFS® VIT Total Return	739,940	16,552,759	16,241,682	—	16,241,682	1,207,078	11.67	14.37
MFS® VIT Total Return Bond	27,651	359,543	305,263	—	305,263	36,958	7.52	8.44
MFS® VIT Utilities	446,725	13,838,230	15,890,001	—	15,890,001	781,487	12.93	16.72
Morgan Stanley VIF Emerging Markets Debt	23,324	175,899	124,319	—	124,319	17,403	7.14	7.14
Morgan Stanley VIF Emerging Markets Equity	321,294	4,747,460	3,813,755	—	3,813,755	585,334	7.24	7.58
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	114,682	1,482,219	1,403,710	—	1,403,710	117,485	11.96	14.40
Morningstar Balanced ETF Asset Allocation Portfolio	655,684	7,249,266	6,307,676	—	6,307,676	606,605	9.97	11.57
Morningstar Conservative ETF Asset Allocation Portfolio	217,842	2,445,049	2,073,854	—	2,073,854	255,244	7.74	8.47
Morningstar Growth ETF Asset Allocation Portfolio	733,476	8,316,919	7,525,468	—	7,525,468	669,312	11.13	13.27
Morningstar Income and Growth ETF Asset Allocation Portfolio	108,250	1,146,111	994,817	—	994,817	108,032	8.82	9.95
Neuberger Berman AMT Sustainable Equity I	110,348	2,949,741	2,957,325	—	2,957,325	260,404	11.19	18.52
Neuberger Berman AMT Sustainable Equity S	181,870	4,186,144	4,894,128	—	4,894,128	177,475	24.95	27.61
Neuberger Berman Core Bond	283,389	2,923,728	2,493,822	—	2,493,822	299,881	7.62	8.48
Neuberger Berman Large Cap Value	23,703	848,048	1,024,423	—	1,024,423	61,802	16.05	16.58
Neuberger Berman Sustainable Equity	31,107	1,184,616	1,086,556	—	1,086,556	61,971	16.98	17.56
North Square Spectrum Alpha (a)	7,160	81,068	41,168	—	41,168	3,021	13.62	13.62
Northern Global Tactical Asset Allocation	7,991	93,141	92,372	—	92,372	7,857	11.75	11.75
Northern Large Cap Core	6,011	114,139	129,362	—	129,362	6,313	20.49	20.49
Northern Large Cap Value	20,368	375,161	378,436	—	378,436	20,360	18.60	18.60
PGIM Focused Growth	154,787	3,500,804	2,063,314	—	2,063,314	377,867	5.45	5.46
PGIM Jennison Mid-Cap Growth	10,390	214,984	129,357	—	129,357	7,502	17.25	17.25
PGIM Jennison Natural Resources	398	14,715	21,153	—	21,153	2,665	7.93	7.93
PGIM Jennison Small Company	29,016	646,375	493,847	—	493,847	25,940	19.06	19.06
PGIM Quant Solutions Small-Cap Value (d)	14,650	298,991	237,180	—	237,180	19,346	11.63	12.31
PIMCO All Asset	22,948	270,967	239,115	—	239,115	23,972	10.00	10.00
PIMCO CommodityRealReturn Strategy	22,571	145,979	104,727	—	104,727	19,082	5.50	5.50
PIMCO Emerging Markets Bond	14,801	154,738	117,816	—	117,816	15,111	7.80	7.80
PIMCO High Yield	153,365	1,367,559	1,151,772	—	1,151,772	83,198	11.00	13.84
PIMCO International Bond (U.S. Dollar-Hedged)	475,863	5,072,309	4,425,525	—	4,425,525	460,532	9.33	9.64
PIMCO Low Duration	18,437	173,043	167,775	—	167,775	24,322	6.90	6.90
PIMCO Real Return	84,989	967,068	849,037	—	849,037	100,888	8.42	8.42
PIMCO StocksPLUS® Small Fund	53,725	472,824	328,795	—	328,795	20,097	16.34	16.34
PIMCO Total Return	200,930	2,085,745	1,699,871	—	1,699,871	202,451	8.40	8.40
PIMCO VIT All Asset Administrative	539,383	5,754,103	4,649,478	—	4,649,478	351,375	11.79	13.28
PIMCO VIT All Asset Advisor	86,495	869,252	757,694	—	757,694	73,606	9.15	10.31
PIMCO VIT CommodityRealReturn Strategy Administrative	1,113,604	8,912,903	7,672,733	—	7,672,733	1,383,365	4.96	5.67

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT CommodityRealReturn Strategy Advisor	132,335	$1,088,925	$927,671	$—	$927,671	158,362	$5.12	$6.33
PIMCO VIT Emerging Markets Bond	176,713	2,228,014	1,775,968	—	1,775,968	188,181	7.76	9.01
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	4,847	57,439	45,802	—	45,802	4,863	9.41	9.41
PIMCO VIT Global Managed Asset Allocation	13,419	156,635	114,199	—	114,199	10,855	9.77	10.69
PIMCO VIT High Yield	36,219	280,049	245,201	—	245,201	15,132	9.01	16.22
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	860,201	9,213,861	8,180,516	—	8,180,516	805,849	9.44	10.22
PIMCO VIT International Bond Portfolio (Unhedged)	6,755	62,654	49,379	—	49,379	7,786	6.35	6.35
PIMCO VIT Low Duration Administrative (d)	3,327,545	33,301,435	31,545,128	—	31,545,128	4,391,617	7.01	8.23
PIMCO VIT Low Duration Advisor	71,758	726,968	680,268	—	680,268	93,556	6.87	7.31
PIMCO VIT Real Return Administrative (d)	1,526,545	19,947,993	17,555,272	—	17,555,272	1,822,007	8.77	10.21
PIMCO VIT Real Return Advisor	74,572	971,719	857,582	—	857,582	100,291	7.70	8.77
PIMCO VIT Short-Term	229,868	2,339,219	2,321,666	—	2,321,666	290,181	7.43	8.05
PIMCO VIT Total Return Administrative	1,033,712	11,238,483	9,282,733	—	9,282,733	1,101,981	8.39	8.39
PIMCO VIT Total Return Advisor	1,036,584	11,262,810	9,308,527	—	9,308,527	1,171,416	7.33	8.31
Pioneer Bond VCT	12,911	137,304	119,423	—	119,423	14,594	8.19	8.19
Pioneer Equity Income VCT	9,138	175,184	141,187	—	141,187	7,955	14.54	19.00
Pioneer High Yield VCT	3,084	28,102	23,961	—	23,961	2,467	9.71	9.71
Pioneer Real Estate Shares VCT	—	—	—	—	—	—	9.63	11.56
Pioneer Strategic Income	8,635	90,494	78,402	—	78,402	9,176	8.55	8.55
Pioneer Strategic Income VCT	21,824	223,824	185,285	—	185,285	22,503	7.81	8.43
Putnam VT Diversified Income	12,031	70,117	56,784	—	56,784	6,753	8.42	8.42
Putnam VT Global Asset Allocation	835	13,934	12,885	—	12,885	1,153	11.20	11.20
Putnam VT Growth Opportunities	36,125	463,046	342,106	—	342,106	13,077	20.28	26.28
Putnam VT High Yield	9,085	55,234	47,512	—	47,512	4,868	8.74	9.77
Putnam VT Income	11,815	129,546	99,129	—	99,129	12,434	7.98	7.98
Putnam VT Large Cap Value	58,538	1,511,699	1,584,614	—	1,584,614	83,184	16.49	22.01
Putnam VT Multi-Asset Absolute Return	19,262	195,019	178,368	—	178,368	23,732	6.76	7.56
Putnam VT Multi-Cap Core	2,611	59,500	42,712	—	42,712	2,394	17.85	23.63
Putnam VT Small Cap Growth	3,261	49,544	46,084	—	46,084	2,685	12.98	17.17
Putnam VT Small Cap Value	62,948	797,250	667,247	—	667,247	53,548	12.45	12.45
Redwood Managed Volatility	6,372	61,961	57,861	—	57,861	6,053	9.55	10.29
Royce Micro-Cap	420,235	4,243,467	3,244,212	—	3,244,212	276,853	9.66	11.79
Royce Small-Cap Opportunity (a)	286,806	3,526,673	3,461,746	—	3,461,746	197,566	16.95	17.51
Royce Small-Cap Value	115,156	1,117,988	1,014,527	—	1,014,527	89,641	10.96	11.32
Rydex VIF Banking	6,837	741,293	650,514	—	650,514	114,961	5.05	10.68
Rydex VIF Basic Materials	14,822	1,320,490	1,381,255	—	1,381,255	91,354	12.54	13.23
Rydex VIF Biotechnology	22,776	2,081,759	1,807,507	—	1,807,507	105,529	13.08	27.73
Rydex VIF Commodities Strategy	12,077	991,857	1,226,035	—	1,226,035	630,606	2.95	4.20
Rydex VIF Consumer Products	31,689	2,205,407	2,280,026	—	2,280,026	135,811	12.32	19.34
Rydex VIF Dow 2x Strategy (d)	7,728	1,175,544	1,207,082	—	1,207,082	41,196	25.32	27.95

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF Electronics	3,790	$514,267	$511,946	$—	$511,946	49,066	$24.18	$30.08
Rydex VIF Energy	14,827	3,260,058	3,730,893	—	3,730,893	538,965	5.86	7.02
Rydex VIF Energy Services	1,595	423,541	502,130	—	502,130	237,270	1.91	2.29
Rydex VIF Europe 1.25x Strategy (d)	4,441	475,119	483,712	—	483,712	85,247	4.84	5.70
Rydex VIF Financial Services	9,368	915,072	786,254	—	786,254	95,845	7.90	12.54
Rydex VIF Government Long Bond 1.2x Strategy (d)	36,163	1,159,463	806,429	—	806,429	109,302	6.38	8.61
Rydex VIF Health Care	32,764	2,531,229	2,633,261	—	2,633,261	136,008	16.42	23.12
Rydex VIF High Yield Strategy	276	21,885	19,624	—	19,624	2,088	8.72	9.39
Rydex VIF Internet	8,491	966,319	489,439	—	489,439	53,964	12.80	17.06
Rydex VIF Inverse Dow 2x Strategy (d)	4,969	410,093	238,147	—	238,147	2,061,289	0.08	0.40
Rydex VIF Inverse Government Long Bond Strategy (d)	3,041	228,907	301,084	—	301,084	199,955	1.40	2.06
Rydex VIF Inverse Mid-Cap Strategy (d)	626	23,753	23,403	—	23,403	46,934	0.70	2.00
Rydex VIF Inverse NASDAQ-100® Strategy (d)	14,224	347,921	361,704	—	361,704	1,413,105	0.23	0.41
Rydex VIF Inverse Russell 2000® Strategy (d)	2,804	98,620	99,104	—	99,104	205,917	0.40	0.71
Rydex VIF Inverse S&P 500 Strategy (d)	5,990	213,035	217,190	—	217,190	383,265	0.86	1.84
Rydex VIF Japan 2x Strategy (d)	3,218	265,807	186,867	—	186,867	25,670	7.26	7.26
Rydex VIF Leisure	3,919	454,677	345,927	—	345,927	32,914	10.55	12.40
Rydex VIF Mid-Cap 1.5x Strategy (d)	3,269	682,841	568,546	—	568,546	21,125	15.92	20.18
Rydex VIF Money Market (c)	82,374,985	82,374,985	82,374,985	—	82,374,985	14,955,706	6.21	6.71
Rydex VIF NASDAQ-100®	78,368	4,398,570	3,626,879	—	3,626,879	156,276	21.75	31.10
Rydex VIF NASDAQ-100® 2x Strategy (d)	57,176	4,827,037	3,463,744	—	3,463,744	86,551	47.28	70.62
Rydex VIF Nova (d)	14,123	2,100,189	1,676,812	—	1,676,812	91,113	21.12	21.44
Rydex VIF Precious Metals	89,840	3,564,196	3,276,447	—	3,276,447	403,708	5.09	8.80
Rydex VIF Real Estate	42,546	1,762,365	1,476,766	—	1,476,766	118,849	7.71	9.14
Rydex VIF Retailing	4,592	484,058	441,522	—	441,522	27,963	12.33	16.96
Rydex VIF Russell 2000® 1.5x Strategy (d)	8,042	717,389	468,356	—	468,356	29,856	12.42	15.64
Rydex VIF Russell 2000® 2x Strategy (d)	3,072	470,113	376,066	—	376,066	42,963	9.52	11.81
Rydex VIF S&P 500 2x Strategy (d)	7,914	2,146,550	1,868,130	—	1,868,130	87,157	23.17	26.07
Rydex VIF S&P 500 Pure Growth	71,957	3,928,804	2,993,418	—	2,993,418	164,076	15.15	21.19
Rydex VIF S&P 500 Pure Value	132,172	6,992,268	6,978,675	—	6,978,675	464,490	12.85	14.86
Rydex VIF S&P MidCap 400 Pure Growth	47,165	1,820,791	1,352,697	—	1,352,697	80,875	10.19	16.96
Rydex VIF S&P MidCap 400 Pure Value	67,508	2,925,602	2,688,160	—	2,688,160	169,877	13.25	15.32
Rydex VIF S&P SmallCap 600 Pure Growth	26,523	1,645,342	1,103,897	—	1,103,897	77,560	10.36	14.00
Rydex VIF S&P SmallCap 600 Pure Value	20,087	1,527,554	1,356,106	—	1,356,106	109,464	10.17	11.19
Rydex VIF Strengthening Dollar 2x Strategy (d)	14,150	597,269	639,137	—	639,137	90,582	5.83	9.51
Rydex VIF Technology	18,385	2,246,132	2,245,158	—	2,245,158	178,425	19.91	21.09
Rydex VIF Telecommunications	8,906	518,756	468,633	—	468,633	99,832	4.13	8.04
Rydex VIF Transportation	5,373	472,306	383,353	—	383,353	27,355	12.40	13.91
Rydex VIF Utilities	98,929	3,253,754	3,426,892	—	3,426,892	326,043	12.91	15.15
Rydex VIF Weakening Dollar 2x Strategy (d)	2,427	129,524	104,450	—	104,450	40,856	2.54	2.69

(c)	Liquidation. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
T. Rowe Price Blue Chip Growth	54,423	$2,167,175	$1,590,798	$—	$1,590,798	79,959	$16.31	$22.19
T. Rowe Price Capital Appreciation	230,848	6,809,507	6,763,846	—	6,763,846	343,813	18.64	19.73
T. Rowe Price Equity Income	40,380	1,156,028	1,084,192	—	1,084,192	63,126	13.56	17.90
T. Rowe Price Growth Stock	81,942	4,990,322	4,646,088	—	4,646,088	255,114	17.64	18.22
T. Rowe Price Health Sciences	225,164	10,931,009	11,825,610	—	11,825,610	592,832	21.14	35.66
T. Rowe Price Limited-Term Bond	12,956	63,535	59,209	—	59,209	8,193	7.04	7.38
T. Rowe Price Retirement 2010	114	1,895	1,516	—	1,516	143	10.62	10.62
T. Rowe Price Retirement 2015	13,020	174,988	143,743	—	143,743	12,642	11.37	11.37
T. Rowe Price Retirement 2020	6,969	141,926	113,727	—	113,727	9,340	12.18	12.18
T. Rowe Price Retirement 2025	4,139	67,582	59,109	—	59,109	4,545	12.99	12.99
T. Rowe Price Retirement 2030	12,479	312,569	265,934	—	265,934	19,389	13.71	13.71
T. Rowe Price Retirement 2035	3,483	68,700	58,096	—	58,096	4,063	14.29	14.29
T. Rowe Price Retirement 2040	2,781	74,448	66,391	—	66,391	4,496	14.76	14.76
T. Rowe Price Retirement 2045	388	7,554	6,525	—	6,525	435	14.99	14.99
T. Rowe Price Retirement 2050	23	381	321	—	321	21	15.00	15.00
T. Rowe Price Retirement 2055	2,615	38,672	39,075	—	39,075	2,612	14.96	14.96
T. Rowe Price Retirement Balanced	11,677	175,430	139,424	—	139,424	13,922	10.01	10.01
Templeton Developing Markets VIP Fund	749,487	7,883,009	5,591,175	—	5,591,175	503,940	13.65	15.69
Templeton Foreign VIP Fund	318,533	3,983,990	3,876,550	—	3,876,550	490,692	7.56	12.42
Templeton Global Bond VIP Fund	60,675	905,552	757,221	—	757,221	115,003	6.12	6.99
Templeton Growth VIP Fund	346	4,840	3,545	—	3,545	414	8.56	8.56
Third Avenue Value	28,393	590,817	600,789	—	600,789	57,455	10.45	10.45
TOPS® Aggressive Growth ETF	—	—	—	—	—	—	10.82	10.82
TOPS® Balanced ETF	43,356	614,197	573,171	—	573,171	57,409	9.99	9.99
TOPS® Conservative ETF	53,757	700,494	655,829	—	655,829	68,324	9.07	9.60
TOPS® Growth ETF	14,805	287,281	259,673	—	259,673	23,504	10.44	11.05
TOPS® Managed Risk Balanced ETF	—	—	—	—	—	—	7.30	7.30
TOPS® Managed Risk Moderate Growth ETF	—	—	—	—	—	—	9.18	9.18
TOPS® Moderate Growth ETF	46,418	626,364	645,671	—	645,671	60,858	10.61	10.61
VanEck VIP Global Gold	24,392	205,500	185,133	—	185,133	22,569	8.01	8.35
VanEck VIP Global Resources	18,561	546,864	504,114	—	504,114	91,297	5.33	6.69
Vanguard® VIF Balanced	106,821	2,659,382	2,320,159	—	2,320,159	181,747	11.84	12.96
Vanguard® VIF Capital Growth	31,775	1,299,171	1,233,196	—	1,233,196	76,363	15.07	16.49
Vanguard® VIF Conservative Allocation	275,744	7,449,628	6,273,187	—	6,273,187	644,903	9.33	10.21
Vanguard® VIF Diversified Value	96,360	1,474,604	1,350,005	—	1,350,005	95,380	13.01	14.38
Vanguard® VIF Equity Income	119,820	2,864,162	2,888,853	—	2,888,853	186,703	14.25	15.60
Vanguard® VIF Equity Index	124,828	6,854,538	6,333,751	—	6,333,751	395,088	14.71	16.10
Vanguard® VIF Global Bond Index	66,791	1,307,916	1,190,887	—	1,190,887	140,583	8.47	8.47
Vanguard® VIF Growth	91,550	2,656,738	1,659,794	—	1,659,794	110,991	13.73	15.03
Vanguard® VIF High Yield Bond	182,574	1,362,244	1,268,891	—	1,268,891	125,760	9.26	10.14
Vanguard® VIF International	180,562	5,955,305	4,066,260	—	4,066,260	297,875	12.48	13.66
Vanguard® VIF Mid-Cap Index	218,784	5,051,173	4,677,611	—	4,677,611	340,826	12.97	14.20
Vanguard® VIF Moderate Allocation	336,095	9,678,241	8,956,922	—	8,956,922	805,102	10.30	11.27

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Real Estate Index	167,140	$2,352,516	$1,927,120	$—	$1,927,120	180,052	$9.83	$10.76
Vanguard® VIF Short Term Investment Grade	729,483	7,693,289	7,236,472	—	7,236,472	847,032	7.83	8.57
Vanguard® VIF Small Company Growth (d)	15,178	302,361	224,335	—	224,335	16,761	13.39	13.39
Vanguard® VIF Total Bond Market Index	1,082,258	12,928,167	11,168,900	—	11,168,900	1,374,916	7.46	8.17
Vanguard® VIF Total International Stock Market Index	400,025	8,689,128	7,620,471	—	7,620,471	788,650	9.16	9.67
Vanguard® VIF Total Stock Market Index	390,849	18,941,739	16,532,901	—	16,532,901	1,063,489	14.22	15.56
Victory RS Partners (d)	19,282	532,561	453,894	—	453,894	15,387	29.46	29.46
Victory RS Science and Technology	36,987	892,262	564,416	—	564,416	24,671	22.11	22.84
Victory RS Value	74,214	1,921,917	1,784,105	—	1,784,105	117,249	14.73	15.22
Virtus Ceredex Mid Cap Value Equity	23,501	288,019	246,998	—	246,998	14,482	17.02	17.02
Virtus Duff & Phelps Real Estate Securities Series	16,992	321,081	307,220	—	307,220	24,938	11.75	12.55
Virtus KAR Small-Cap Growth Series	35,648	1,212,920	799,947	—	799,947	33,178	22.79	24.94
Virtus Newfleet Multi-Sector Intermediate Bond Series	14,959	140,476	122,810	—	122,810	14,285	8.29	8.75
Virtus SGA International Growth Series	30,672	386,345	349,964	—	349,964	45,238	7.30	7.81
Virtus Strategic Allocation Series	13,653	220,034	152,779	—	152,779	14,400	10.34	11.65
Voya MidCap Opportunities Portfolio	71,218	384,577	185,880	—	185,880	10,051	14.49	19.10
VY CBRE Global Real Estate Portfolio (a)	15,382	186,678	145,663	—	145,663	14,843	8.62	9.89
VY CBRE Real Estate Portfolio (a)	—	—	—	—	—	—	12.99	12.99
Western Asset Variable Global High Yield Bond	209,573	1,553,129	1,257,437	—	1,257,437	128,861	8.06	8.90

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	AB VPS Dynamic Asset Allocation	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Net assets as of December 31, 2020	$1,005,526	$258,314	$3,882,654

Investment income (loss):
Dividend distributions	16,650	1,931	32,466
Investment Expenses:
Mortality and expense risk and administrative charges	(8,402)	(754)	(56,435)

Net investment income (loss)	8,248	1,177	(23,969)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	29,570	15,636	136,186
Change in unrealized appreciation (depreciation)	49,991	56,810	1,266,363

Net gain (loss) on investments	79,561	72,446	1,402,549

Net increase (decrease) in net assets from operations	87,809	73,623	1,378,580

Contract owner transactions:
Variable annuity deposits	221,889	108,236	729,931
Terminations, withdrawals and annuity payments	(29,939)	(109,500)	(317,837)
Transfers between subaccounts, net	(171,109)	—	650,562
Maintenance charges and mortality adjustments	(6,229)	—	(4,784)

Increase (decrease) in net assets from contract transactions	14,612	(1,264)	1,057,872

Total increase (decrease) in net assets	102,421	72,359	2,436,452

Net assets as of December 31, 2021	$1,107,947	$330,673	$6,319,106

Investment income (loss):
Dividend distributions	21,351	3,371	43,779
Investment Expenses:
Mortality and expense risk and administrative charges	(6,406)	(684)	(49,049)

Net investment income (loss)	14,945	2,687	(5,270)

Increase (decrease) in net assets from operations:
Capital gain distributions	271,024	49,954	788,277
Realized capital gain (loss) on investments	(22,889)	(14,257)	96,748
Change in unrealized appreciation (depreciation)	(461,866)	(59,989)	(1,903,990)

Net gain (loss) on investments	(213,731)	(24,292)	(1,018,965)

Net increase (decrease) in net assets from operations	(198,786)	(21,605)	(1,024,235)

Contract owner transactions:
Variable annuity deposits	262	—	192,365
Terminations, withdrawals and annuity payments	(83,183)	(109,446)	(438,958)
Transfers between subaccounts, net	(91,072)	—	(224,222)
Maintenance charges and mortality adjustments	(5,003)	(147)	(9,889)

Increase (decrease) in net assets from contract transactions	(178,996)	(109,593)	(480,704)

Total increase (decrease) in net assets	(377,782)	(131,198)	(1,504,939)

Net assets as of December 31, 2022	$730,165	$199,475	$4,814,167

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	AB VPS Sustainable Global Thematic Growth (a)	AFIS Capital World Growth and Income	AFIS U.S. Government Securities
Net assets as of December 31, 2020	$11,291	$117,429	$3,555,550

Investment income (loss):
Dividend distributions	—	1,949	8,489
Investment Expenses:
Mortality and expense risk and administrative charges	(34)	(1,456)	(15,802)

Net investment income (loss)	(34)	493	(7,313)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,839	3,060	76,174
Realized capital gain (loss) on investments	24	3,792	(53,669)
Change in unrealized appreciation (depreciation)	849	9,322	(91,424)

Net gain (loss) on investments	2,712	16,174	(68,919)

Net increase (decrease) in net assets from operations	2,678	16,667	(76,232)

Contract owner transactions:
Variable annuity deposits	2,500	26,229	93,022
Terminations, withdrawals and annuity payments	(33)	(22,374)	(240,562)
Transfers between subaccounts, net	—	521	(2,524,114)
Maintenance charges and mortality adjustments	(28)	(131)	(2,225)

Increase (decrease) in net assets from contract transactions	2,439	4,245	(2,673,879)

Total increase (decrease) in net assets	5,117	20,912	(2,750,111)

Net assets as of December 31, 2021	$16,408	$138,341	$805,439

Investment income (loss):
Dividend distributions	—	2,281	8,346
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(1,045)	(1,921)

Net investment income (loss)	(123)	1,236	6,425

Increase (decrease) in net assets from operations:
Capital gain distributions	5,817	25,379	—
Realized capital gain (loss) on investments	1,789	(4,054)	(111,013)
Change in unrealized appreciation (depreciation)	(15,051)	(48,235)	36,410

Net gain (loss) on investments	(7,445)	(26,910)	(74,603)

Net increase (decrease) in net assets from operations	(7,568)	(25,674)	(68,178)

Contract owner transactions:
Variable annuity deposits	—	—	41,147
Terminations, withdrawals and annuity payments	(3,156)	(9,217)	(574,397)
Transfers between subaccounts, net	115,200	(6,592)	4,789
Maintenance charges and mortality adjustments	(51)	(255)	(946)

Increase (decrease) in net assets from contract transactions	111,993	(16,064)	(529,407)

Total increase (decrease) in net assets	104,425	(41,738)	(597,585)

Net assets as of December 31, 2022	$120,833	$96,603	$207,854

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	AFIS Washington Mutual Investors	Alger Capital Appreciation (d)	Alger Large Cap Growth Class I- 2 (b)
Net assets as of December 31, 2020	$424,318	$463,583	$—

Investment income (loss):
Dividend distributions	5,611	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,581)	(4,013)	—

Net investment income (loss)	(970)	(4,013)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	91,749	—
Realized capital gain (loss) on investments	12,544	22,977	—
Change in unrealized appreciation (depreciation)	91,093	(48,897)	—

Net gain (loss) on investments	103,637	65,829	—

Net increase (decrease) in net assets from operations	102,667	61,816	—

Contract owner transactions:
Variable annuity deposits	2,681	2,492	—
Terminations, withdrawals and annuity payments	(21,858)	(5,834)	—
Transfers between subaccounts, net	(35,341)	(112,268)	—
Maintenance charges and mortality adjustments	(202)	(470)	—

Increase (decrease) in net assets from contract transactions	(54,720)	(116,080)	—

Total increase (decrease) in net assets	47,947	(54,264)	—

Net assets as of December 31, 2021	$472,265	$409,319	$—

Investment income (loss):
Dividend distributions	9,328	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,181)	(2,507)	(730)

Net investment income (loss)	4,147	(2,507)	(730)

Increase (decrease) in net assets from operations:
Capital gain distributions	153,710	17,418	8,826
Realized capital gain (loss) on investments	(73,495)	(33,346)	(185,750)
Change in unrealized appreciation (depreciation)	(140,671)	(115,335)	(46,417)

Net gain (loss) on investments	(60,456)	(131,263)	(223,341)

Net increase (decrease) in net assets from operations	(56,309)	(133,770)	(224,071)

Contract owner transactions:
Variable annuity deposits	200,785	449	—
Terminations, withdrawals and annuity payments	(67,327)	(4,482)	(623)
Transfers between subaccounts, net	12,254	(95,962)	382,611
Maintenance charges and mortality adjustments	(759)	(575)	(156)

Increase (decrease) in net assets from contract transactions	144,953	(100,570)	381,832

Total increase (decrease) in net assets	88,644	(234,340)	157,761

Net assets as of December 31, 2022	$560,909	$174,979	$157,761

(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Alger Large Cap Growth Class S (b)	Allspring Growth (d)	Allspring International Equity VT
Net assets as of December 31, 2020	$55,023	$1,085,114	$42,621

Investment income (loss):
Dividend distributions	—	—	495
Investment Expenses:
Mortality and expense risk and administrative charges	(991)	(10,145)	(115)

Net investment income (loss)	(991)	(10,145)	380

Increase (decrease) in net assets from operations:
Capital gain distributions	17,996	217,889	—
Realized capital gain (loss) on investments	3,251	26,047	(67)
Change in unrealized appreciation (depreciation)	(12,163)	(165,954)	2,500

Net gain (loss) on investments	9,084	77,982	2,433

Net increase (decrease) in net assets from operations	8,093	67,837	2,813

Contract owner transactions:
Variable annuity deposits	—	11,982	—
Terminations, withdrawals and annuity payments	(1,998)	(148,533)	—
Transfers between subaccounts, net	15,442	24,053	—
Maintenance charges and mortality adjustments	(23)	(3,749)	—

Increase (decrease) in net assets from contract transactions	13,421	(116,247)	—

Total increase (decrease) in net assets	21,514	(48,410)	2,813

Net assets as of December 31, 2021	$76,537	$1,036,704	$45,434

Investment income (loss):
Dividend distributions	—	—	1,465
Investment Expenses:
Mortality and expense risk and administrative charges	(309)	(6,472)	(100)

Net investment income (loss)	(309)	(6,472)	1,365

Increase (decrease) in net assets from operations:
Capital gain distributions	—	40,740	—
Realized capital gain (loss) on investments	(30,395)	(35,478)	(82)
Change in unrealized appreciation (depreciation)	8,678	(379,541)	(6,782)

Net gain (loss) on investments	(21,717)	(374,279)	(6,864)

Net increase (decrease) in net assets from operations	(22,026)	(380,751)	(5,499)

Contract owner transactions:
Variable annuity deposits	—	7,755	—
Terminations, withdrawals and annuity payments	(25)	(70,149)	—
Transfers between subaccounts, net	(54,436)	(16,980)	—
Maintenance charges and mortality adjustments	(50)	(1,958)	—

Increase (decrease) in net assets from contract transactions	(54,511)	(81,332)	—

Total increase (decrease) in net assets	(76,537)	(462,083)	(5,499)

Net assets as of December 31, 2022	$—	$574,621	$39,935

(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Allspring Large Cap Core	Allspring Omega Growth VT	Allspring Opportunity
Net assets as of December 31, 2020	$879,936	$274,515	$710,566

Investment income (loss):
Dividend distributions	2,509	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,948)	(3,167)	(7,069)

Net investment income (loss)	(6,439)	(3,167)	(7,069)

Increase (decrease) in net assets from operations:
Capital gain distributions	123,380	23,256	88,581
Realized capital gain (loss) on investments	20,369	28,754	25,420
Change in unrealized appreciation (depreciation)	114,021	(23,714)	56,400

Net gain (loss) on investments	257,770	28,296	170,401

Net increase (decrease) in net assets from operations	251,331	25,129	163,332

Contract owner transactions:
Variable annuity deposits	19,398	—	16,759
Terminations, withdrawals and annuity payments	(149,382)	(1,132)	(57,735)
Transfers between subaccounts, net	(23,536)	(65,851)	(8,074)
Maintenance charges and mortality adjustments	(2,873)	(147)	(1,155)

Increase (decrease) in net assets from contract transactions	(156,393)	(67,130)	(50,205)

Total increase (decrease) in net assets	94,938	(42,001)	113,127

Net assets as of December 31, 2021	$974,874	$232,514	$823,693

Investment income (loss):
Dividend distributions	6,315	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,240)	(2,086)	(5,657)

Net investment income (loss)	(925)	(2,086)	(5,657)

Increase (decrease) in net assets from operations:
Capital gain distributions	76,314	37,877	57,859
Realized capital gain (loss) on investments	(2,945)	(412)	10,243
Change in unrealized appreciation (depreciation)	(210,507)	(123,565)	(230,210)

Net gain (loss) on investments	(137,138)	(86,100)	(162,108)

Net increase (decrease) in net assets from operations	(138,063)	(88,186)	(167,765)

Contract owner transactions:
Variable annuity deposits	15,003	15	17,301
Terminations, withdrawals and annuity payments	(121,574)	(538)	(86,511)
Transfers between subaccounts, net	19,139	4	(618)
Maintenance charges and mortality adjustments	(1,927)	(355)	(851)

Increase (decrease) in net assets from contract transactions	(89,359)	(874)	(70,679)

Total increase (decrease) in net assets	(227,422)	(89,060)	(238,444)

Net assets as of December 31, 2022	$747,452	$143,454	$585,249

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Allspring Opportunity VT	Allspring Small Company Value	ALPS/Alerian Energy Infrastructure
Net assets as of December 31, 2020	$1,581,613	$4,731,057	$254,151

Investment income (loss):
Dividend distributions	615	12,294	4,530
Investment Expenses:
Mortality and expense risk and administrative charges	(20,419)	(49,668)	(2,337)

Net investment income (loss)	(19,804)	(37,374)	2,193

Increase (decrease) in net assets from operations:
Capital gain distributions	74,142	295,167	—
Realized capital gain (loss) on investments	178,539	354,380	(25,615)
Change in unrealized appreciation (depreciation)	75,769	999,202	91,162

Net gain (loss) on investments	328,450	1,648,749	65,547

Net increase (decrease) in net assets from operations	308,646	1,611,375	67,740

Contract owner transactions:
Variable annuity deposits	199,355	63,617	1
Terminations, withdrawals and annuity payments	(485,760)	(654,535)	(6,376)
Transfers between subaccounts, net	(188,929)	(392,223)	(86,451)
Maintenance charges and mortality adjustments	(6,945)	(10,959)	(105)

Increase (decrease) in net assets from contract transactions	(482,279)	(994,100)	(92,931)

Total increase (decrease) in net assets	(173,633)	617,275	(25,191)

Net assets as of December 31, 2021	$1,407,980	$5,348,332	$228,960

Investment income (loss):
Dividend distributions	—	—	10,724
Investment Expenses:
Mortality and expense risk and administrative charges	(14,107)	(41,706)	(2,156)

Net investment income (loss)	(14,107)	(41,706)	8,568

Increase (decrease) in net assets from operations:
Capital gain distributions	205,626	174,843	—
Realized capital gain (loss) on investments	(1,900)	129,261	6,740
Change in unrealized appreciation (depreciation)	(471,320)	(932,453)	25,204

Net gain (loss) on investments	(267,594)	(628,349)	31,944

Net increase (decrease) in net assets from operations	(281,701)	(670,055)	40,512

Contract owner transactions:
Variable annuity deposits	4,381	55,716	2,377
Terminations, withdrawals and annuity payments	(72,889)	(431,990)	(53,966)
Transfers between subaccounts, net	(203,749)	(125,980)	18,846
Maintenance charges and mortality adjustments	(4,775)	(9,645)	(447)

Increase (decrease) in net assets from contract transactions	(277,032)	(511,899)	(33,190)

Total increase (decrease) in net assets	(558,733)	(1,181,954)	7,322

Net assets as of December 31, 2022	$849,247	$4,166,378	$236,282

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century Diversified Bond	American Century Equity Income	American Century Heritage
Net assets as of December 31, 2020	$322,378	$13,137,824	$3,004,275

Investment income (loss):
Dividend distributions	4,501	215,353	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,255)	(122,863)	(29,655)

Net investment income (loss)	1,246	92,490	(29,655)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,751	626,656	443,874
Realized capital gain (loss) on investments	356	339,811	78,072
Change in unrealized appreciation (depreciation)	(12,191)	886,264	(214,310)

Net gain (loss) on investments	(8,084)	1,852,731	307,636

Net increase (decrease) in net assets from operations	(6,838)	1,945,221	277,981

Contract owner transactions:
Variable annuity deposits	11,826	267,531	53,821
Terminations, withdrawals and annuity payments	(20,441)	(1,481,313)	(434,894)
Transfers between subaccounts, net	85,211	(612,115)	595,821
Maintenance charges and mortality adjustments	(1,770)	(28,138)	(9,147)

Increase (decrease) in net assets from contract transactions	74,826	(1,854,035)	205,601

Total increase (decrease) in net assets	67,988	91,186	483,582

Net assets as of December 31, 2021	$390,366	$13,229,010	$3,487,857

Investment income (loss):
Dividend distributions	2,389	209,067	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,072)	(101,883)	(18,093)

Net investment income (loss)	1,317	107,184	(18,093)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	602,158	22,822
Realized capital gain (loss) on investments	(7,512)	233,993	(246,959)
Change in unrealized appreciation (depreciation)	(16,106)	(1,560,633)	(689,863)

Net gain (loss) on investments	(23,618)	(724,482)	(914,000)

Net increase (decrease) in net assets from operations	(22,301)	(617,298)	(932,093)

Contract owner transactions:
Variable annuity deposits	6,053	248,297	40,209
Terminations, withdrawals and annuity payments	(12,596)	(1,152,124)	(181,143)
Transfers between subaccounts, net	(265,008)	(1,696,107)	(752,432)
Maintenance charges and mortality adjustments	(692)	(23,644)	(4,035)

Increase (decrease) in net assets from contract transactions	(272,243)	(2,623,578)	(897,401)

Total increase (decrease) in net assets	(294,544)	(3,240,876)	(1,829,494)

Net assets as of December 31, 2022	$95,822	$9,988,134	$1,658,363

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century International Bond	American Century International Growth	American Century Select
Net assets as of December 31, 2020	$9,533	$6,779,904	$3,432,438

Investment income (loss):
Dividend distributions	—	26,273	—
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(64,934)	(32,638)

Net investment income (loss)	(76)	(38,661)	(32,638)

Increase (decrease) in net assets from operations:
Capital gain distributions	57	677,498	299,526
Realized capital gain (loss) on investments	112	289,303	283,095
Change in unrealized appreciation (depreciation)	(809)	(433,413)	221,660

Net gain (loss) on investments	(640)	533,388	804,281

Net increase (decrease) in net assets from operations	(716)	494,727	771,643

Contract owner transactions:
Variable annuity deposits	480	156,331	55,547
Terminations, withdrawals and annuity payments	(1,912)	(714,610)	(421,780)
Transfers between subaccounts, net	—	30,881	(74,446)
Maintenance charges and mortality adjustments	(19)	(15,230)	(6,360)

Increase (decrease) in net assets from contract transactions	(1,451)	(542,628)	(447,039)

Total increase (decrease) in net assets	(2,167)	(47,901)	324,604

Net assets as of December 31, 2021	$7,366	$6,732,003	$3,757,042

Investment income (loss):
Dividend distributions	—	27,196	—
Investment Expenses:
Mortality and expense risk and administrative charges	(104)	(47,672)	(27,940)

Net investment income (loss)	(104)	(20,476)	(27,940)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	107,670	269,295
Realized capital gain (loss) on investments	(337)	(47,408)	113,814
Change in unrealized appreciation (depreciation)	(1,460)	(1,755,328)	(1,470,065)

Net gain (loss) on investments	(1,797)	(1,695,066)	(1,086,956)

Net increase (decrease) in net assets from operations	(1,901)	(1,715,542)	(1,114,896)

Contract owner transactions:
Variable annuity deposits	683	137,714	56,128
Terminations, withdrawals and annuity payments	—	(583,580)	(327,567)
Transfers between subaccounts, net	8,870	327,586	413,848
Maintenance charges and mortality adjustments	(18)	(11,377)	(5,330)

Increase (decrease) in net assets from contract transactions	9,535	(129,657)	137,079

Total increase (decrease) in net assets	7,634	(1,845,199)	(977,817)

Net assets as of December 31, 2022	$15,000	$4,886,804	$2,779,225

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate
Net assets as of December 31, 2020	$1,270,354	$1,140,002	$5,393,933

Investment income (loss):
Dividend distributions	15,521	12,907	58,128
Investment Expenses:
Mortality and expense risk and administrative charges	(11,559)	(9,844)	(50,351)

Net investment income (loss)	3,962	3,063	7,777

Increase (decrease) in net assets from operations:
Capital gain distributions	127,501	65,268	441,724
Realized capital gain (loss) on investments	29,310	29,744	123,803
Change in unrealized appreciation (depreciation)	4,357	(11,571)	21,639

Net gain (loss) on investments	161,168	83,441	587,166

Net increase (decrease) in net assets from operations	165,130	86,504	594,943

Contract owner transactions:
Variable annuity deposits	23,088	5,719	136,165
Terminations, withdrawals and annuity payments	(203,863)	(223,466)	(929,591)
Transfers between subaccounts, net	20,804	(31,746)	40,223
Maintenance charges and mortality adjustments	(5,028)	(4,122)	(13,267)

Increase (decrease) in net assets from contract transactions	(164,999)	(253,615)	(766,470)

Total increase (decrease) in net assets	131	(167,111)	(171,527)

Net assets as of December 31, 2021	$1,270,485	$972,891	$5,222,406

Investment income (loss):
Dividend distributions	16,164	14,821	44,604
Investment Expenses:
Mortality and expense risk and administrative charges	(10,202)	(7,305)	(38,195)

Net investment income (loss)	5,962	7,516	6,409

Increase (decrease) in net assets from operations:
Capital gain distributions	42,081	18,415	145,729
Realized capital gain (loss) on investments	164	(4,863)	(92,197)
Change in unrealized appreciation (depreciation)	(252,097)	(148,859)	(875,147)

Net gain (loss) on investments	(209,852)	(135,307)	(821,615)

Net increase (decrease) in net assets from operations	(203,890)	(127,791)	(815,206)

Contract owner transactions:
Variable annuity deposits	33,216	15,324	108,534
Terminations, withdrawals and annuity payments	(44,267)	(111,636)	(543,020)
Transfers between subaccounts, net	129,319	(4,338)	(206,493)
Maintenance charges and mortality adjustments	(2,607)	(2,675)	(9,402)

Increase (decrease) in net assets from contract transactions	115,661	(103,325)	(650,381)

Total increase (decrease) in net assets	(88,229)	(231,116)	(1,465,587)

Net assets as of December 31, 2022	$1,182,256	$741,775	$3,756,819

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century Ultra®	American Century VP Disciplined Core Value	American Century VP Inflation Protection
Net assets as of December 31, 2020	$673,845	$111,577	$388,561

Investment income (loss):
Dividend distributions	—	1,396	19,826
Investment Expenses:
Mortality and expense risk and administrative charges	(6,917)	(896)	(1,832)

Net investment income (loss)	(6,917)	500	17,994

Increase (decrease) in net assets from operations:
Capital gain distributions	61,353	15,650	—
Realized capital gain (loss) on investments	33,417	2,183	7,322
Change in unrealized appreciation (depreciation)	56,875	8,573	8,100

Net gain (loss) on investments	151,645	26,406	15,422

Net increase (decrease) in net assets from operations	144,728	26,906	33,416

Contract owner transactions:
Variable annuity deposits	110,351	8,443	264,518
Terminations, withdrawals and annuity payments	(66,695)	(26,702)	(75,779)
Transfers between subaccounts, net	94,719	101,348	247,013
Maintenance charges and mortality adjustments	(4,112)	(172)	(823)

Increase (decrease) in net assets from contract transactions	134,263	82,917	434,929

Total increase (decrease) in net assets	278,991	109,823	468,345

Net assets as of December 31, 2021	$952,836	$221,400	$856,906

Investment income (loss):
Dividend distributions	—	3,360	90,180
Investment Expenses:
Mortality and expense risk and administrative charges	(6,047)	(1,096)	(4,187)

Net investment income (loss)	(6,047)	2,264	85,993

Increase (decrease) in net assets from operations:
Capital gain distributions	43,122	61,079	4,966
Realized capital gain (loss) on investments	31,426	(17,114)	(58,478)
Change in unrealized appreciation (depreciation)	(364,562)	(79,122)	(257,148)

Net gain (loss) on investments	(290,014)	(35,157)	(310,660)

Net increase (decrease) in net assets from operations	(296,061)	(32,893)	(224,667)

Contract owner transactions:
Variable annuity deposits	50,650	55,424	308,892
Terminations, withdrawals and annuity payments	(51,340)	(55,918)	(238,153)
Transfers between subaccounts, net	(67,196)	(1,177)	1,191,665
Maintenance charges and mortality adjustments	(5,247)	(426)	(1,728)

Increase (decrease) in net assets from contract transactions	(73,133)	(2,097)	1,260,676

Total increase (decrease) in net assets	(369,194)	(34,990)	1,036,009

Net assets as of December 31, 2022	$583,642	$186,410	$1,892,915

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP International	American Century VP Mid Cap Value (d)	American Century VP Ultra®
Net assets as of December 31, 2020	$126,572	$5,202,437	$22,652,609

Investment income (loss):
Dividend distributions	19	59,065	—
Investment Expenses:
Mortality and expense risk and administrative charges	(258)	(44,532)	(189,108)

Net investment income (loss)	(239)	14,533	(189,108)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,570	—	1,566,550
Realized capital gain (loss) on investments	14,092	360,034	2,336,058
Change in unrealized appreciation (depreciation)	(7,666)	723,487	783,773

Net gain (loss) on investments	9,996	1,083,521	4,686,381

Net increase (decrease) in net assets from operations	9,757	1,098,054	4,497,273

Contract owner transactions:
Variable annuity deposits	—	119,416	791,462
Terminations, withdrawals and annuity payments	(5,467)	(642,584)	(2,870,010)
Transfers between subaccounts, net	(44,475)	90,990	(1,339,230)
Maintenance charges and mortality adjustments	(207)	(22,910)	(78,485)

Increase (decrease) in net assets from contract transactions	(50,149)	(455,088)	(3,496,263)

Total increase (decrease) in net assets	(40,392)	642,966	1,001,010

Net assets as of December 31, 2021	$86,180	$5,845,403	$23,653,619

Investment income (loss):
Dividend distributions	868	123,749	—
Investment Expenses:
Mortality and expense risk and administrative charges	(168)	(45,133)	(140,484)

Net investment income (loss)	700	78,616	(140,484)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,309	749,055	1,974,860
Realized capital gain (loss) on investments	(14)	98,492	313,097
Change in unrealized appreciation (depreciation)	(32,578)	(1,028,507)	(9,756,346)

Net gain (loss) on investments	(22,283)	(180,960)	(7,468,389)

Net increase (decrease) in net assets from operations	(21,583)	(102,344)	(7,608,873)

Contract owner transactions:
Variable annuity deposits	—	121,428	368,163
Terminations, withdrawals and annuity payments	—	(676,593)	(1,418,437)
Transfers between subaccounts, net	—	935,810	(188,884)
Maintenance charges and mortality adjustments	(131)	(14,691)	(55,633)

Increase (decrease) in net assets from contract transactions	(131)	365,954	(1,294,791)

Total increase (decrease) in net assets	(21,714)	263,610	(8,903,664)

Net assets as of December 31, 2022	$64,466	$6,109,013	$14,749,955

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Value	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2020	$29,771,253	$24,611,418	$9,095,196

Investment income (loss):
Dividend distributions	537,495	381,310	52,136
Investment Expenses:
Mortality and expense risk and administrative charges	(259,830)	(217,128)	(39,055)

Net investment income (loss)	277,665	164,182	13,081

Increase (decrease) in net assets from operations:
Capital gain distributions	—	862,789	92,717
Realized capital gain (loss) on investments	2,047,690	854,291	210,723
Change in unrealized appreciation (depreciation)	4,403,194	1,601,809	(690,593)

Net gain (loss) on investments	6,450,884	3,318,889	(387,153)

Net increase (decrease) in net assets from operations	6,728,549	3,483,071	(374,072)

Contract owner transactions:
Variable annuity deposits	771,879	2,834,036	245,341
Terminations, withdrawals and annuity payments	(4,777,396)	(3,015,736)	(561,511)
Transfers between subaccounts, net	2,690,059	2,302,596	(5,098,374)
Maintenance charges and mortality adjustments	(127,801)	(51,466)	(12,697)

Increase (decrease) in net assets from contract transactions	(1,443,259)	2,069,430	(5,427,241)

Total increase (decrease) in net assets	5,285,290	5,552,501	(5,801,313)

Net assets as of December 31, 2021	$35,056,543	$30,163,919	$3,293,883

Investment income (loss):
Dividend distributions	583,342	356,776	5,456
Investment Expenses:
Mortality and expense risk and administrative charges	(233,629)	(174,178)	(19,278)

Net investment income (loss)	349,713	182,598	(13,822)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,566,635	2,503,571	42,909
Realized capital gain (loss) on investments	1,631,180	(22,471)	(80,705)
Change in unrealized appreciation (depreciation)	(4,801,354)	(6,766,186)	(527,383)

Net gain (loss) on investments	(603,539)	(4,285,086)	(565,179)

Net increase (decrease) in net assets from operations	(253,826)	(4,102,488)	(579,001)

Contract owner transactions:
Variable annuity deposits	302,738	207,727	125,545
Terminations, withdrawals and annuity payments	(3,753,056)	(4,427,949)	(252,312)
Transfers between subaccounts, net	(3,243,567)	(2,265,276)	(226,112)
Maintenance charges and mortality adjustments	(96,283)	(44,883)	(6,526)

Increase (decrease) in net assets from contract transactions	(6,790,168)	(6,530,381)	(359,405)

Total increase (decrease) in net assets	(7,043,994)	(10,632,869)	(938,406)

Net assets as of December 31, 2022	$28,012,549	$19,531,050	$2,355,477

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2020	$14,210,435	$205,015	$3,292,726

Investment income (loss):
Dividend distributions	32,734	—	3,745
Investment Expenses:
Mortality and expense risk and administrative charges	(123,475)	(4,108)	(49,488)

Net investment income (loss)	(90,741)	(4,108)	(45,743)

Increase (decrease) in net assets from operations:
Capital gain distributions	751,499	5,632	816,505
Realized capital gain (loss) on investments	654,095	6,601	143,758
Change in unrealized appreciation (depreciation)	882,309	(11,470)	9,213

Net gain (loss) on investments	2,287,903	763	969,476

Net increase (decrease) in net assets from operations	2,197,162	(3,345)	923,733

Contract owner transactions:
Variable annuity deposits	1,632,079	299,395	579,614
Terminations, withdrawals and annuity payments	(1,239,165)	(6,252)	(340,822)
Transfers between subaccounts, net	503,420	197,504	(241,744)
Maintenance charges and mortality adjustments	(33,265)	(52)	(4,584)

Increase (decrease) in net assets from contract transactions	863,069	490,595	(7,536)

Total increase (decrease) in net assets	3,060,231	487,250	916,197

Net assets as of December 31, 2021	$17,270,666	$692,265	$4,208,923

Investment income (loss):
Dividend distributions	53,827	—	3,344
Investment Expenses:
Mortality and expense risk and administrative charges	(95,731)	(3,645)	(33,307)

Net investment income (loss)	(41,904)	(3,645)	(29,963)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,460,393	183,053	487,142
Realized capital gain (loss) on investments	(50,410)	(50,971)	(79,954)
Change in unrealized appreciation (depreciation)	(5,709,548)	(334,495)	(1,665,110)

Net gain (loss) on investments	(4,299,565)	(202,413)	(1,257,922)

Net increase (decrease) in net assets from operations	(4,341,469)	(206,058)	(1,287,885)

Contract owner transactions:
Variable annuity deposits	350,742	32,156	419,086
Terminations, withdrawals and annuity payments	(672,152)	(22,288)	(420,751)
Transfers between subaccounts, net	(1,400,943)	(30,834)	(156,868)
Maintenance charges and mortality adjustments	(25,473)	(318)	(7,182)

Increase (decrease) in net assets from contract transactions	(1,747,826)	(21,284)	(165,715)

Total increase (decrease) in net assets	(6,089,295)	(227,342)	(1,453,600)

Net assets as of December 31, 2022	$11,181,371	$464,923	$2,755,323

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2020	$24,816,222	$6,412,804	$121,310

Investment income (loss):
Dividend distributions	296,240	146,990	10,529
Investment Expenses:
Mortality and expense risk and administrative charges	(232,370)	(47,581)	(2,000)

Net investment income (loss)	63,870	99,409	8,529

Increase (decrease) in net assets from operations:
Capital gain distributions	287,301	—	—
Realized capital gain (loss) on investments	998,924	199,713	1,169
Change in unrealized appreciation (depreciation)	4,468,148	(449,150)	(8,084)

Net gain (loss) on investments	5,754,373	(249,437)	(6,915)

Net increase (decrease) in net assets from operations	5,818,243	(150,028)	1,614

Contract owner transactions:
Variable annuity deposits	2,177,695	737,078	226,253
Terminations, withdrawals and annuity payments	(2,802,983)	(360,860)	(5,832)
Transfers between subaccounts, net	4,148,722	(401,676)	93,311
Maintenance charges and mortality adjustments	(72,329)	(10,420)	(147)

Increase (decrease) in net assets from contract transactions	3,451,105	(35,878)	313,585

Total increase (decrease) in net assets	9,269,348	(185,906)	315,199

Net assets as of December 31, 2021	$34,085,570	$6,226,898	$436,509

Investment income (loss):
Dividend distributions	286,215	87,116	8,883
Investment Expenses:
Mortality and expense risk and administrative charges	(207,419)	(40,702)	(2,307)

Net investment income (loss)	78,796	46,414	6,576

Increase (decrease) in net assets from operations:
Capital gain distributions	2,621,215	801,736	183,574
Realized capital gain (loss) on investments	570,421	(196,311)	(63,533)
Change in unrealized appreciation (depreciation)	(8,879,081)	(2,106,343)	(201,629)

Net gain (loss) on investments	(5,687,445)	(1,500,918)	(81,588)

Net increase (decrease) in net assets from operations	(5,608,649)	(1,454,504)	(75,012)

Contract owner transactions:
Variable annuity deposits	933,711	968,956	26,049
Terminations, withdrawals and annuity payments	(1,547,327)	(418,947)	(17,278)
Transfers between subaccounts, net	(2,653,341)	499,028	(68,107)
Maintenance charges and mortality adjustments	(66,542)	(8,787)	(570)

Increase (decrease) in net assets from contract transactions	(3,333,499)	1,040,250	(59,906)

Total increase (decrease) in net assets	(8,942,148)	(414,254)	(134,918)

Net assets as of December 31, 2022	$25,143,422	$5,812,644	$301,591

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	AMG River Road Mid Cap Value
Net assets as of December 31, 2020	$288,642	$3,159,342	$1,662,918

Investment income (loss):
Dividend distributions	735	29,122	3,449
Investment Expenses:
Mortality and expense risk and administrative charges	(792)	(29,421)	(16,555)

Net investment income (loss)	(57)	(299)	(13,106)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,794	144,531	1,018,930
Realized capital gain (loss) on investments	9	94,808	(109,017)
Change in unrealized appreciation (depreciation)	(12,819)	(125,295)	(411,687)

Net gain (loss) on investments	(3,016)	114,044	498,226

Net increase (decrease) in net assets from operations	(3,073)	113,745	485,120

Contract owner transactions:
Variable annuity deposits	—	601,364	45,779
Terminations, withdrawals and annuity payments	(948)	(365,338)	(204,877)
Transfers between subaccounts, net	8,078	1,163,665	(80,460)
Maintenance charges and mortality adjustments	(913)	(8,371)	(5,005)

Increase (decrease) in net assets from contract transactions	6,217	1,391,320	(244,563)

Total increase (decrease) in net assets	3,144	1,505,065	240,557

Net assets as of December 31, 2021	$291,786	$4,664,407	$1,903,475

Investment income (loss):
Dividend distributions	1,233	43,163	14,837
Investment Expenses:
Mortality and expense risk and administrative charges	(404)	(23,696)	(15,168)

Net investment income (loss)	829	19,467	(331)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	348,757	126,030
Realized capital gain (loss) on investments	(20,337)	(78,270)	(76,564)
Change in unrealized appreciation (depreciation)	(4,371)	(1,330,921)	(220,490)

Net gain (loss) on investments	(24,708)	(1,060,434)	(171,024)

Net increase (decrease) in net assets from operations	(23,879)	(1,040,967)	(171,355)

Contract owner transactions:
Variable annuity deposits	2,716	582,877	47,170
Terminations, withdrawals and annuity payments	(209,707)	(265,934)	(105,009)
Transfers between subaccounts, net	1,441	(150,553)	(22,398)
Maintenance charges and mortality adjustments	(338)	(7,309)	(3,635)

Increase (decrease) in net assets from contract transactions	(205,888)	159,081	(83,872)

Total increase (decrease) in net assets	(229,767)	(881,886)	(255,227)

Net assets as of December 31, 2022	$62,019	$3,782,521	$1,648,248

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Ariel®	Baron Asset	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2020	$3,582,278	$885,472	$172,053

Investment income (loss):
Dividend distributions	1,754	—	146
Investment Expenses:
Mortality and expense risk and administrative charges	(37,176)	(7,860)	(1,913)

Net investment income (loss)	(35,422)	(7,860)	(1,767)

Increase (decrease) in net assets from operations:
Capital gain distributions	215,579	63,612	141,978
Realized capital gain (loss) on investments	153,847	71,635	3,594
Change in unrealized appreciation (depreciation)	664,145	(22,291)	(93,997)

Net gain (loss) on investments	1,033,571	112,956	51,575

Net increase (decrease) in net assets from operations	998,149	105,096	49,808

Contract owner transactions:
Variable annuity deposits	45,815	42,180	19,971
Terminations, withdrawals and annuity payments	(405,617)	(129,832)	(213)
Transfers between subaccounts, net	(111,179)	2,040	121,886
Maintenance charges and mortality adjustments	(8,439)	(3,520)	(153)

Increase (decrease) in net assets from contract transactions	(479,420)	(89,132)	141,491

Total increase (decrease) in net assets	518,729	15,964	191,299

Net assets as of December 31, 2021	$4,101,007	$901,436	$363,352

Investment income (loss):
Dividend distributions	11,110	—	4,614
Investment Expenses:
Mortality and expense risk and administrative charges	(28,322)	(6,080)	(2,474)

Net investment income (loss)	(17,212)	(6,080)	2,140

Increase (decrease) in net assets from operations:
Capital gain distributions	204,350	45	8,210
Realized capital gain (loss) on investments	82,155	9,048	(34,793)
Change in unrealized appreciation (depreciation)	(1,029,263)	(243,258)	(92,317)

Net gain (loss) on investments	(742,758)	(234,165)	(118,900)

Net increase (decrease) in net assets from operations	(759,970)	(240,245)	(116,760)

Contract owner transactions:
Variable annuity deposits	37,223	26,506	229,895
Terminations, withdrawals and annuity payments	(399,381)	(44,022)	(15,870)
Transfers between subaccounts, net	(405,433)	7,636	152,054
Maintenance charges and mortality adjustments	(6,413)	(2,724)	(497)

Increase (decrease) in net assets from contract transactions	(774,004)	(12,604)	365,582

Total increase (decrease) in net assets	(1,533,974)	(252,849)	248,822

Net assets as of December 31, 2022	$2,567,033	$648,587	$612,174

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Advantage Small Cap Growth	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.
Net assets as of December 31, 2020	$246,109	$151,801	$258,055

Investment income (loss):
Dividend distributions	—	2,258	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,460)	(954)	(733)

Net investment income (loss)	(1,460)	1,304	(733)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,311	29,131	36,136
Realized capital gain (loss) on investments	42,869	55	14,037
Change in unrealized appreciation (depreciation)	(59,742)	769	(13,074)

Net gain (loss) on investments	15,438	29,955	37,099

Net increase (decrease) in net assets from operations	13,978	31,259	36,366

Contract owner transactions:
Variable annuity deposits	4,103	26,388	—
Terminations, withdrawals and annuity payments	(116,228)	—	(728)
Transfers between subaccounts, net	(1,078)	—	(107,983)
Maintenance charges and mortality adjustments	(1,764)	(105)	(361)

Increase (decrease) in net assets from contract transactions	(114,967)	26,283	(109,072)

Total increase (decrease) in net assets	(100,989)	57,542	(72,706)

Net assets as of December 31, 2021	$145,120	$209,343	$185,349

Investment income (loss):
Dividend distributions	722	2,511	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,311)	(1,037)	(1,057)

Net investment income (loss)	(589)	1,474	(1,057)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	22,157	20,038
Realized capital gain (loss) on investments	(1,792)	(218)	(29,545)
Change in unrealized appreciation (depreciation)	(38,478)	(30,756)	(140,541)

Net gain (loss) on investments	(40,270)	(8,817)	(150,048)

Net increase (decrease) in net assets from operations	(40,859)	(7,343)	(151,105)

Contract owner transactions:
Variable annuity deposits	4,762	98	275,150
Terminations, withdrawals and annuity payments	(1,680)	(19,743)	(7,063)
Transfers between subaccounts, net	33,385	24,238	15,969
Maintenance charges and mortality adjustments	(606)	(251)	(366)

Increase (decrease) in net assets from contract transactions	35,861	4,342	283,690

Total increase (decrease) in net assets	(4,998)	(3,001)	132,585

Net assets as of December 31, 2022	$140,122	$206,342	$317,934

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Equity Dividend	BlackRock Equity Dividend V.I.	BlackRock Global Allocation
Net assets as of December 31, 2020	$768,020	$7,376,401	$85,391

Investment income (loss):
Dividend distributions	9,558	113,728	745
Investment Expenses:
Mortality and expense risk and administrative charges	(7,533)	(64,178)	(744)

Net investment income (loss)	2,025	49,550	1

Increase (decrease) in net assets from operations:
Capital gain distributions	85,139	1,143,834	6,944
Realized capital gain (loss) on investments	8,515	391,913	2,599
Change in unrealized appreciation (depreciation)	46,246	(133,473)	(4,797)

Net gain (loss) on investments	139,900	1,402,274	4,746

Net increase (decrease) in net assets from operations	141,925	1,451,824	4,747

Contract owner transactions:
Variable annuity deposits	35,428	627,419	2,565
Terminations, withdrawals and annuity payments	(69,126)	(837,138)	(20,325)
Transfers between subaccounts, net	(19,215)	829,183	2,982
Maintenance charges and mortality adjustments	(4,227)	(18,733)	(177)

Increase (decrease) in net assets from contract transactions	(57,140)	600,731	(14,955)

Total increase (decrease) in net assets	84,785	2,052,555	(10,208)

Net assets as of December 31, 2021	$852,805	$9,428,956	$75,183

Investment income (loss):
Dividend distributions	7,443	140,970	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,209)	(70,462)	(1,544)

Net investment income (loss)	2,234	70,508	(1,544)

Increase (decrease) in net assets from operations:
Capital gain distributions	55,487	1,126,126	9,703
Realized capital gain (loss) on investments	13,284	(91,817)	(2,186)
Change in unrealized appreciation (depreciation)	(99,775)	(1,634,685)	(32,494)

Net gain (loss) on investments	(31,004)	(600,376)	(24,977)

Net increase (decrease) in net assets from operations	(28,770)	(529,868)	(26,521)

Contract owner transactions:
Variable annuity deposits	19,751	1,377,920	3,714
Terminations, withdrawals and annuity payments	(98,339)	(658,703)	(33,166)
Transfers between subaccounts, net	(213,593)	(10,090)	151,901
Maintenance charges and mortality adjustments	(2,903)	(16,678)	(763)

Increase (decrease) in net assets from contract transactions	(295,084)	692,449	121,686

Total increase (decrease) in net assets	(323,854)	162,581	95,165

Net assets as of December 31, 2022	$528,951	$9,591,537	$170,348

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock International Dividend
Net assets as of December 31, 2020	$3,274,665	$6,171,324	$89,482

Investment income (loss):
Dividend distributions	25,461	325,305	2,538
Investment Expenses:
Mortality and expense risk and administrative charges	(25,473)	(58,767)	(1,045)

Net investment income (loss)	(12)	266,538	1,493

Increase (decrease) in net assets from operations:
Capital gain distributions	504,721	25,307	5,460
Realized capital gain (loss) on investments	111,639	97,157	157
Change in unrealized appreciation (depreciation)	(429,376)	(71,085)	5,677

Net gain (loss) on investments	186,984	51,379	11,294

Net increase (decrease) in net assets from operations	186,972	317,917	12,787

Contract owner transactions:
Variable annuity deposits	271,280	463,981	5,777
Terminations, withdrawals and annuity payments	(442,495)	(1,012,766)	(500)
Transfers between subaccounts, net	(234,701)	3,031,107	36,203
Maintenance charges and mortality adjustments	(5,949)	(25,130)	(429)

Increase (decrease) in net assets from contract transactions	(411,865)	2,457,192	41,051

Total increase (decrease) in net assets	(224,893)	2,775,109	53,838

Net assets as of December 31, 2021	$3,049,772	$8,946,433	$143,320

Investment income (loss):
Dividend distributions	—	339,107	1,201
Investment Expenses:
Mortality and expense risk and administrative charges	(20,430)	(49,105)	(859)

Net investment income (loss)	(20,430)	290,002	342

Increase (decrease) in net assets from operations:
Capital gain distributions	40,309	—	1,687
Realized capital gain (loss) on investments	(89,458)	(214,070)	1,353
Change in unrealized appreciation (depreciation)	(438,232)	(1,004,467)	(16,252)

Net gain (loss) on investments	(487,381)	(1,218,537)	(13,212)

Net increase (decrease) in net assets from operations	(507,811)	(928,535)	(12,870)

Contract owner transactions:
Variable annuity deposits	120,245	276,813	3,447
Terminations, withdrawals and annuity payments	(274,839)	(794,569)	(5,141)
Transfers between subaccounts, net	136,456	(1,596,072)	(34,597)
Maintenance charges and mortality adjustments	(4,257)	(17,847)	(434)

Increase (decrease) in net assets from contract transactions	(22,395)	(2,131,675)	(36,725)

Total increase (decrease) in net assets	(530,206)	(3,060,210)	(49,595)

Net assets as of December 31, 2022	$2,519,566	$5,886,223	$93,725

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Large Cap Focus Growth V.I.	BNY Mellon Appreciation	BNY Mellon Dynamic Value
Net assets as of December 31, 2020	$179,994	$7,751,142	$3,354,168

Investment income (loss):
Dividend distributions	—	32,447	37,231
Investment Expenses:
Mortality and expense risk and administrative charges	(1,911)	(81,924)	(34,978)

Net investment income (loss)	(1,911)	(49,477)	2,253

Increase (decrease) in net assets from operations:
Capital gain distributions	35,895	321,278	747,234
Realized capital gain (loss) on investments	1,755	527,367	140,129
Change in unrealized appreciation (depreciation)	(756)	1,323,801	152,560

Net gain (loss) on investments	36,894	2,172,446	1,039,923

Net increase (decrease) in net assets from operations	34,983	2,122,969	1,042,176

Contract owner transactions:
Variable annuity deposits	—	176,936	29,245
Terminations, withdrawals and annuity payments	(620)	(1,222,678)	(424,933)
Transfers between subaccounts, net	28,916	271,472	153,777
Maintenance charges and mortality adjustments	(614)	(18,699)	(10,144)

Increase (decrease) in net assets from contract transactions	27,682	(792,969)	(252,055)

Total increase (decrease) in net assets	62,665	1,330,000	790,121

Net assets as of December 31, 2021	$242,659	$9,081,142	$4,144,289

Investment income (loss):
Dividend distributions	—	38,933	31,867
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(65,534)	(39,027)

Net investment income (loss)	(397)	(26,601)	(7,160)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,264	522,510	376,022
Realized capital gain (loss) on investments	(24,828)	165,359	61,087
Change in unrealized appreciation (depreciation)	(58,679)	(2,297,233)	(257,978)

Net gain (loss) on investments	(73,243)	(1,609,364)	179,131

Net increase (decrease) in net assets from operations	(73,640)	(1,635,965)	171,971

Contract owner transactions:
Variable annuity deposits	77,147	173,386	46,140
Terminations, withdrawals and annuity payments	(2,167)	(772,369)	(514,005)
Transfers between subaccounts, net	(116,288)	(301,161)	975,261
Maintenance charges and mortality adjustments	(233)	(17,781)	(12,296)

Increase (decrease) in net assets from contract transactions	(41,541)	(917,925)	495,100

Total increase (decrease) in net assets	(115,181)	(2,553,890)	667,071

Net assets as of December 31, 2022	$127,478	$6,527,252	$4,811,360

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BNY Mellon IP MidCap Stock	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth
Net assets as of December 31, 2020	$3,805,893	$6,608,653	$18,700,260

Investment income (loss):
Dividend distributions	20,193	55,932	—
Investment Expenses:
Mortality and expense risk and administrative charges	(38,944)	(57,934)	(166,732)

Net investment income (loss)	(18,751)	(2,002)	(166,732)

Increase (decrease) in net assets from operations:
Capital gain distributions	28,986	114,531	2,818,512
Realized capital gain (loss) on investments	197,878	417,972	1,377,789
Change in unrealized appreciation (depreciation)	805,742	1,139,819	(1,804,768)

Net gain (loss) on investments	1,032,606	1,672,322	2,391,533

Net increase (decrease) in net assets from operations	1,013,855	1,670,320	2,224,801

Contract owner transactions:
Variable annuity deposits	254,495	1,116,435	2,039,369
Terminations, withdrawals and annuity payments	(946,294)	(657,335)	(2,233,690)
Transfers between subaccounts, net	1,626,037	165,942	79,635
Maintenance charges and mortality adjustments	(9,971)	(13,428)	(68,217)

Increase (decrease) in net assets from contract transactions	924,267	611,614	(182,903)

Total increase (decrease) in net assets	1,938,122	2,281,934	2,041,898

Net assets as of December 31, 2021	$5,744,015	$8,890,587	$20,742,158

Investment income (loss):
Dividend distributions	21,098	70,595	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,023)	(52,364)	(100,766)

Net investment income (loss)	(7,925)	18,231	(100,766)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,163,429	945,300	1,477,688
Realized capital gain (loss) on investments	(276,918)	37,944	(464,706)
Change in unrealized appreciation (depreciation)	(1,666,957)	(2,527,957)	(10,331,042)

Net gain (loss) on investments	(780,446)	(1,544,713)	(9,318,060)

Net increase (decrease) in net assets from operations	(788,371)	(1,526,482)	(9,418,826)

Contract owner transactions:
Variable annuity deposits	78,791	739,633	276,298
Terminations, withdrawals and annuity payments	(862,464)	(512,910)	(956,963)
Transfers between subaccounts, net	(1,286,458)	(228,079)	(669,192)
Maintenance charges and mortality adjustments	(7,987)	(12,583)	(42,670)

Increase (decrease) in net assets from contract transactions	(2,078,118)	(13,939)	(1,392,527)

Total increase (decrease) in net assets	(2,866,489)	(1,540,421)	(10,811,353)

Net assets as of December 31, 2022	$2,877,526	$7,350,166	$9,930,805

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BNY Mellon Opportunistic Midcap Value	BNY Mellon Stock Index	BNY Mellon VIF Appreciation
Net assets as of December 31, 2020	$2,618,842	$162,959	$5,328,880

Investment income (loss):
Dividend distributions	406	380	12,453
Investment Expenses:
Mortality and expense risk and administrative charges	(25,000)	(139)	(44,502)

Net investment income (loss)	(24,594)	241	(32,049)

Increase (decrease) in net assets from operations:
Capital gain distributions	304,427	1,832	583,540
Realized capital gain (loss) on investments	52,241	12,459	425,852
Change in unrealized appreciation (depreciation)	46,422	(558)	400,301

Net gain (loss) on investments	403,090	13,733	1,409,693

Net increase (decrease) in net assets from operations	378,496	13,974	1,377,644

Contract owner transactions:
Variable annuity deposits	20,770	8,680	948,141
Terminations, withdrawals and annuity payments	(252,077)	(922)	(1,608,940)
Transfers between subaccounts, net	(76,176)	(128,783)	978,955
Maintenance charges and mortality adjustments	(5,804)	(89)	(17,815)

Increase (decrease) in net assets from contract transactions	(313,287)	(121,114)	300,341

Total increase (decrease) in net assets	65,209	(107,140)	1,677,985

Net assets as of December 31, 2021	$2,684,051	$55,819	$7,006,865

Investment income (loss):
Dividend distributions	6,050	912	23,447
Investment Expenses:
Mortality and expense risk and administrative charges	(21,516)	(218)	(40,896)

Net investment income (loss)	(15,466)	694	(17,449)

Increase (decrease) in net assets from operations:
Capital gain distributions	137,798	11,011	1,787,192
Realized capital gain (loss) on investments	3,993	(8,456)	(322,918)
Change in unrealized appreciation (depreciation)	(350,831)	(19,639)	(2,745,488)

Net gain (loss) on investments	(209,040)	(17,084)	(1,281,214)

Net increase (decrease) in net assets from operations	(224,506)	(16,390)	(1,298,663)

Contract owner transactions:
Variable annuity deposits	22,111	4,207	581,115
Terminations, withdrawals and annuity payments	(161,625)	(8,219)	(652,162)
Transfers between subaccounts, net	(68,294)	5,780	(489,757)
Maintenance charges and mortality adjustments	(5,065)	(173)	(8,425)

Increase (decrease) in net assets from contract transactions	(212,873)	1,595	(569,229)

Total increase (decrease) in net assets	(437,379)	(14,795)	(1,867,892)

Net assets as of December 31, 2022	$2,246,672	$41,024	$5,138,973

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Calamos® Growth	Calamos® Growth and Income	Calamos® High Income Opportunities
Net assets as of December 31, 2020	$10,348,347	$8,674,810	$448,211

Investment income (loss):
Dividend distributions	—	45,450	19,990
Investment Expenses:
Mortality and expense risk and administrative charges	(100,501)	(90,012)	(4,074)

Net investment income (loss)	(100,501)	(44,562)	15,916

Increase (decrease) in net assets from operations:
Capital gain distributions	1,234,474	525,277	—
Realized capital gain (loss) on investments	169,252	319,575	(3,203)
Change in unrealized appreciation (depreciation)	908,234	959,641	11,437

Net gain (loss) on investments	2,311,960	1,804,493	8,234

Net increase (decrease) in net assets from operations	2,211,459	1,759,931	24,150

Contract owner transactions:
Variable annuity deposits	91,997	79,603	15,012
Terminations, withdrawals and annuity payments	(1,037,345)	(972,156)	(70,633)
Transfers between subaccounts, net	(186,171)	1,373,299	4,327
Maintenance charges and mortality adjustments	(19,092)	(22,045)	(2,034)

Increase (decrease) in net assets from contract transactions	(1,150,611)	458,701	(53,328)

Total increase (decrease) in net assets	1,060,848	2,218,632	(29,178)

Net assets as of December 31, 2021	$11,409,195	$10,893,442	$419,033

Investment income (loss):
Dividend distributions	—	95,373	27,449
Investment Expenses:
Mortality and expense risk and administrative charges	(76,860)	(83,299)	(4,855)

Net investment income (loss)	(76,860)	12,074	22,594

Increase (decrease) in net assets from operations:
Capital gain distributions	—	225,348	—
Realized capital gain (loss) on investments	(145,384)	154,557	(10,932)
Change in unrealized appreciation (depreciation)	(3,573,376)	(2,434,344)	(74,578)

Net gain (loss) on investments	(3,718,760)	(2,054,439)	(85,510)

Net increase (decrease) in net assets from operations	(3,795,620)	(2,042,365)	(62,916)

Contract owner transactions:
Variable annuity deposits	99,202	78,946	13,000
Terminations, withdrawals and annuity payments	(707,819)	(709,719)	(73,190)
Transfers between subaccounts, net	134,508	46,804	190,126
Maintenance charges and mortality adjustments	(14,952)	(20,837)	(2,781)

Increase (decrease) in net assets from contract transactions	(489,061)	(604,806)	127,155

Total increase (decrease) in net assets	(4,284,681)	(2,647,171)	64,239

Net assets as of December 31, 2022	$7,124,514	$8,246,271	$483,272

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	ClearBridge Small Cap Growth	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth
Net assets as of December 31, 2020	$24,278	$10,635,452	$10,545,530

Investment income (loss):
Dividend distributions	—	14,146	—
Investment Expenses:
Mortality and expense risk and administrative charges	(240)	(73,288)	(105,047)

Net investment income (loss)	(240)	(59,142)	(105,047)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,843	2,158,048	1,231,463
Realized capital gain (loss) on investments	112	892,609	1,110,357
Change in unrealized appreciation (depreciation)	(70)	(1,972,640)	(1,096,632)

Net gain (loss) on investments	2,885	1,078,017	1,245,188

Net increase (decrease) in net assets from operations	2,645	1,018,875	1,140,141

Contract owner transactions:
Variable annuity deposits	—	113,482	464,271
Terminations, withdrawals and annuity payments	—	(1,248,062)	(1,666,830)
Transfers between subaccounts, net	—	(2,994,695)	(263,536)
Maintenance charges and mortality adjustments	(4)	(43,091)	(44,785)

Increase (decrease) in net assets from contract transactions	(4)	(4,172,366)	(1,510,880)

Total increase (decrease) in net assets	2,641	(3,153,491)	(370,739)

Net assets as of December 31, 2021	$26,919	$7,481,961	$10,174,791

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(44,601)	(68,421)

Net investment income (loss)	(184)	(44,601)	(68,421)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	696,448	153,056
Realized capital gain (loss) on investments	30	(375,130)	(132,616)
Change in unrealized appreciation (depreciation)	(7,777)	(2,247,541)	(2,925,347)

Net gain (loss) on investments	(7,747)	(1,926,223)	(2,904,907)

Net increase (decrease) in net assets from operations	(7,931)	(1,970,824)	(2,973,328)

Contract owner transactions:
Variable annuity deposits	—	50,391	428,759
Terminations, withdrawals and annuity payments	—	(485,785)	(566,340)
Transfers between subaccounts, net	—	(305,190)	(283,865)
Maintenance charges and mortality adjustments	(1)	(25,726)	(15,099)

Increase (decrease) in net assets from contract transactions	(1)	(766,310)	(436,545)

Total increase (decrease) in net assets	(7,932)	(2,737,134)	(3,409,873)

Net assets as of December 31, 2022	$18,987	$4,744,827	$6,764,918

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy Asset Strategy	Delaware Ivy VIP Asset Strategy	Delaware Ivy VIP Balanced
Net assets as of December 31, 2020	$236,970	$1,114,353	$140,504

Investment income (loss):
Dividend distributions	5,340	18,463	934
Investment Expenses:
Mortality and expense risk and administrative charges	(2,284)	(9,786)	(247)

Net investment income (loss)	3,056	8,677	687

Increase (decrease) in net assets from operations:
Capital gain distributions	21,711	119,186	5,693
Realized capital gain (loss) on investments	1,426	8,409	4,648
Change in unrealized appreciation (depreciation)	4,160	(30,993)	2,175

Net gain (loss) on investments	27,297	96,602	12,516

Net increase (decrease) in net assets from operations	30,353	105,279	13,203

Contract owner transactions:
Variable annuity deposits	11,376	7,535	—
Terminations, withdrawals and annuity payments	(20,593)	(42,313)	—
Transfers between subaccounts, net	1,354	503	(52,567)
Maintenance charges and mortality adjustments	(222)	(3,012)	(192)

Increase (decrease) in net assets from contract transactions	(8,085)	(37,287)	(52,759)

Total increase (decrease) in net assets	22,268	67,992	(39,556)

Net assets as of December 31, 2021	$259,238	$1,182,345	$100,948

Investment income (loss):
Dividend distributions	2,724	18,025	988
Investment Expenses:
Mortality and expense risk and administrative charges	(2,316)	(8,702)	(220)

Net investment income (loss)	408	9,323	768

Increase (decrease) in net assets from operations:
Capital gain distributions	36,789	86,602	33,267
Realized capital gain (loss) on investments	(1,480)	(13,572)	(115)
Change in unrealized appreciation (depreciation)	(74,999)	(265,353)	(50,336)

Net gain (loss) on investments	(39,690)	(192,323)	(17,184)

Net increase (decrease) in net assets from operations	(39,282)	(183,000)	(16,416)

Contract owner transactions:
Variable annuity deposits	13,588	11,939	—
Terminations, withdrawals and annuity payments	(27,175)	(91,617)	—
Transfers between subaccounts, net	53,183	176,202	—
Maintenance charges and mortality adjustments	(394)	(3,412)	(175)

Increase (decrease) in net assets from contract transactions	39,202	93,112	(175)

Total increase (decrease) in net assets	(80)	(89,888)	(16,591)

Net assets as of December 31, 2022	$259,158	$1,092,457	$84,357

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Core Equity	Delaware Ivy VIP Energy	Delaware Ivy VIP Global Growth
Net assets as of December 31, 2020	$146,652	$71,558	$826,409

Investment income (loss):
Dividend distributions	18	975	500
Investment Expenses:
Mortality and expense risk and administrative charges	(35)	(281)	(2,282)

Net investment income (loss)	(17)	694	(1,782)

Increase (decrease) in net assets from operations:
Capital gain distributions	129	—	42,438
Realized capital gain (loss) on investments	14,832	(35,556)	277
Change in unrealized appreciation (depreciation)	(16,196)	51,206	104,251

Net gain (loss) on investments	(1,235)	15,650	146,966

Net increase (decrease) in net assets from operations	(1,252)	16,344	145,184

Contract owner transactions:
Variable annuity deposits	3,359	3,871	—
Terminations, withdrawals and annuity payments	(294)	(11,373)	—
Transfers between subaccounts, net	(144,659)	74,026	—
Maintenance charges and mortality adjustments	(10)	(41)	(4)

Increase (decrease) in net assets from contract transactions	(141,604)	66,483	(4)

Total increase (decrease) in net assets	(142,856)	82,827	145,180

Net assets as of December 31, 2021	$3,796	$154,385	$971,589

Investment income (loss):
Dividend distributions	210	3,961	15
Investment Expenses:
Mortality and expense risk and administrative charges	(221)	(1,942)	(514)

Net investment income (loss)	(11)	2,019	(499)

Increase (decrease) in net assets from operations:
Capital gain distributions	18,717	—	290
Realized capital gain (loss) on investments	(57)	22,679	61,119
Change in unrealized appreciation (depreciation)	(28,327)	45,190	(155,189)

Net gain (loss) on investments	(9,667)	67,869	(93,780)

Net increase (decrease) in net assets from operations	(9,678)	69,888	(94,279)

Contract owner transactions:
Variable annuity deposits	135,416	10,443	—
Terminations, withdrawals and annuity payments	(33)	(55,269)	(98)
Transfers between subaccounts, net	—	(59,603)	(875,268)
Maintenance charges and mortality adjustments	(46)	(111)	(4)

Increase (decrease) in net assets from contract transactions	135,337	(104,540)	(875,370)

Total increase (decrease) in net assets	125,659	(34,652)	(969,649)

Net assets as of December 31, 2022	$129,455	$119,733	$1,940

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Growth	Delaware Ivy VIP High Income	Delaware Ivy VIP International Core Equity
Net assets as of December 31, 2020	$192,910	$536,206	$474,233

Investment income (loss):
Dividend distributions	—	35,375	5,257
Investment Expenses:
Mortality and expense risk and administrative charges	(509)	(5,355)	(2,861)

Net investment income (loss)	(509)	30,020	2,396

Increase (decrease) in net assets from operations:
Capital gain distributions	20,034	—	—
Realized capital gain (loss) on investments	7,088	7,768	4,670
Change in unrealized appreciation (depreciation)	26,965	(10,226)	56,247

Net gain (loss) on investments	54,087	(2,458)	60,917

Net increase (decrease) in net assets from operations	53,578	27,562	63,313

Contract owner transactions:
Variable annuity deposits	—	22,627	5,439
Terminations, withdrawals and annuity payments	—	(42,065)	—
Transfers between subaccounts, net	(33,949)	42,174	(40,523)
Maintenance charges and mortality adjustments	(556)	(298)	(642)

Increase (decrease) in net assets from contract transactions	(34,505)	22,438	(35,726)

Total increase (decrease) in net assets	19,073	50,000	27,587

Net assets as of December 31, 2021	$211,983	$586,206	$501,820

Investment income (loss):
Dividend distributions	—	30,576	7,957
Investment Expenses:
Mortality and expense risk and administrative charges	(387)	(4,045)	(1,182)

Net investment income (loss)	(387)	26,531	6,775

Increase (decrease) in net assets from operations:
Capital gain distributions	40,958	—	27,402
Realized capital gain (loss) on investments	(9,669)	(3,258)	5,715
Change in unrealized appreciation (depreciation)	(86,701)	(86,213)	(101,937)

Net gain (loss) on investments	(55,412)	(89,471)	(68,820)

Net increase (decrease) in net assets from operations	(55,799)	(62,940)	(62,045)

Contract owner transactions:
Variable annuity deposits	—	(8)	19,981
Terminations, withdrawals and annuity payments	(44,835)	(21,906)	(55,546)
Transfers between subaccounts, net	—	(65,324)	(115,568)
Maintenance charges and mortality adjustments	(618)	(332)	(764)

Increase (decrease) in net assets from contract transactions	(45,453)	(87,570)	(151,897)

Total increase (decrease) in net assets	(101,252)	(150,510)	(213,942)

Net assets as of December 31, 2022	$110,731	$435,696	$287,878

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Limited-Term Bond	Delaware Ivy VIP Mid Cap Growth	Delaware Ivy VIP Natural Resources
Net assets as of December 31, 2020	$—	$237,252	$133,854

Investment income (loss):
Dividend distributions	1,021	—	2,445
Investment Expenses:
Mortality and expense risk and administrative charges	(126)	(1,748)	(413)

Net investment income (loss)	895	(1,748)	2,032

Increase (decrease) in net assets from operations:
Capital gain distributions	276	27,545	—
Realized capital gain (loss) on investments	(39)	26,224	35,026
Change in unrealized appreciation (depreciation)	(1,482)	(12,788)	(4,268)

Net gain (loss) on investments	(1,245)	40,981	30,758

Net increase (decrease) in net assets from operations	(350)	39,233	32,790

Contract owner transactions:
Variable annuity deposits	—	69,520	101,302
Terminations, withdrawals and annuity payments	(223)	(24,741)	(82,963)
Transfers between subaccounts, net	72,463	(32,008)	5,121
Maintenance charges and mortality adjustments	(103)	(295)	(344)

Increase (decrease) in net assets from contract transactions	72,137	12,476	23,116

Total increase (decrease) in net assets	71,787	51,709	55,906

Net assets as of December 31, 2021	$71,787	$288,961	$189,760

Investment income (loss):
Dividend distributions	930	—	3,462
Investment Expenses:
Mortality and expense risk and administrative charges	(109)	(1,263)	(591)

Net investment income (loss)	821	(1,263)	2,871

Increase (decrease) in net assets from operations:
Capital gain distributions	523	48,079	—
Realized capital gain (loss) on investments	(4,407)	(16,811)	2,775
Change in unrealized appreciation (depreciation)	217	(119,519)	29,285

Net gain (loss) on investments	(3,667)	(88,251)	32,060

Net increase (decrease) in net assets from operations	(2,846)	(89,514)	34,931

Contract owner transactions:
Variable annuity deposits	—	2,913	—
Terminations, withdrawals and annuity payments	(358)	(32,276)	(8,039)
Transfers between subaccounts, net	(54,098)	327	11,064
Maintenance charges and mortality adjustments	(84)	(352)	(423)

Increase (decrease) in net assets from contract transactions	(54,540)	(29,388)	2,602

Total increase (decrease) in net assets	(57,386)	(118,902)	37,533

Net assets as of December 31, 2022	$14,401	$170,059	$227,293

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Science And Technology	Delaware Ivy VIP Small Cap Growth	Delaware Ivy VIP Smid Cap Core
Net assets as of December 31, 2020	$407,203	$179,411	$276,134

Investment income (loss):
Dividend distributions	—	2,409	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,880)	(1,731)	(1,212)

Net investment income (loss)	(3,880)	678	(1,212)

Increase (decrease) in net assets from operations:
Capital gain distributions	79,044	29,483	—
Realized capital gain (loss) on investments	60,534	2,010	3,664
Change in unrealized appreciation (depreciation)	(89,767)	(28,078)	51,843

Net gain (loss) on investments	49,811	3,415	55,507

Net increase (decrease) in net assets from operations	45,931	4,093	54,295

Contract owner transactions:
Variable annuity deposits	2,500	73,117	15,689
Terminations, withdrawals and annuity payments	(33,007)	(13,000)	(77,889)
Transfers between subaccounts, net	(150,012)	1,884	(21,397)
Maintenance charges and mortality adjustments	(282)	(276)	(586)

Increase (decrease) in net assets from contract transactions	(180,801)	61,725	(84,183)

Total increase (decrease) in net assets	(134,870)	65,818	(29,888)

Net assets as of December 31, 2021	$272,333	$245,229	$246,246

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,628)	(1,140)	(866)

Net investment income (loss)	(1,628)	(1,140)	(866)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,076	45,377	44,821
Realized capital gain (loss) on investments	(13,168)	(1,725)	(23,553)
Change in unrealized appreciation (depreciation)	(94,323)	(109,172)	(59,369)

Net gain (loss) on investments	(82,415)	(65,520)	(38,101)

Net increase (decrease) in net assets from operations	(84,043)	(66,660)	(38,967)

Contract owner transactions:
Variable annuity deposits	539	—	—
Terminations, withdrawals and annuity payments	(8,921)	(2,183)	(52,246)
Transfers between subaccounts, net	(9,780)	1,485	(11,795)
Maintenance charges and mortality adjustments	(348)	(301)	(566)

Increase (decrease) in net assets from contract transactions	(18,510)	(999)	(64,607)

Total increase (decrease) in net assets	(102,553)	(67,659)	(103,574)

Net assets as of December 31, 2022	$169,780	$177,570	$142,672

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Delaware Ivy VIP Value	Delaware VIP Global Value Equity (a)	Delaware VIP Real Estate Securities (a)
Net assets as of December 31, 2020	$205,768	$34,782	$55,409

Investment income (loss):
Dividend distributions	4,262	835	403
Investment Expenses:
Mortality and expense risk and administrative charges	(603)	(179)	(515)

Net investment income (loss)	3,659	656	(112)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	677
Realized capital gain (loss) on investments	5,187	(47)	(4,036)
Change in unrealized appreciation (depreciation)	50,407	9,934	19,074

Net gain (loss) on investments	55,594	9,887	15,715

Net increase (decrease) in net assets from operations	59,253	10,543	15,603

Contract owner transactions:
Variable annuity deposits	—	108,081	—
Terminations, withdrawals and annuity payments	(2,979)	(1,810)	(228)
Transfers between subaccounts, net	(35,658)	—	(17,562)
Maintenance charges and mortality adjustments	(601)	(76)	(32)

Increase (decrease) in net assets from contract transactions	(39,238)	106,195	(17,822)

Total increase (decrease) in net assets	20,015	116,738	(2,219)

Net assets as of December 31, 2021	$225,783	$151,520	$53,190

Investment income (loss):
Dividend distributions	2,844	4,960	390
Investment Expenses:
Mortality and expense risk and administrative charges	(487)	(320)	(443)

Net investment income (loss)	2,357	4,640	(53)

Increase (decrease) in net assets from operations:
Capital gain distributions	59,037	31,143	5,823
Realized capital gain (loss) on investments	(9,332)	(2,794)	(1,445)
Change in unrealized appreciation (depreciation)	(65,559)	(50,418)	(19,775)

Net gain (loss) on investments	(15,854)	(22,069)	(15,397)

Net increase (decrease) in net assets from operations	(13,497)	(17,429)	(15,450)

Contract owner transactions:
Variable annuity deposits	—	—	17,395
Terminations, withdrawals and annuity payments	(54,811)	(10,024)	(7,888)
Transfers between subaccounts, net	(5,363)	—	(603)
Maintenance charges and mortality adjustments	(761)	(204)	(94)

Increase (decrease) in net assets from contract transactions	(60,935)	(10,228)	8,810

Total increase (decrease) in net assets	(74,432)	(27,657)	(6,640)

Net assets as of December 31, 2022	$151,351	$123,863	$46,550

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Dimensional VA Equity Allocation	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation
Net assets as of December 31, 2020	$259,678	$348,673	$—

Investment income (loss):
Dividend distributions	11,711	6,439	5,847
Investment Expenses:
Mortality and expense risk and administrative charges	(970)	(2,109)	(349)

Net investment income (loss)	10,741	4,330	5,498

Increase (decrease) in net assets from operations:
Capital gain distributions	27,582	85	13,107
Realized capital gain (loss) on investments	11,089	(193)	14,837
Change in unrealized appreciation (depreciation)	27,394	(15,090)	(16,582)

Net gain (loss) on investments	66,065	(15,198)	11,362

Net increase (decrease) in net assets from operations	76,806	(10,868)	16,860

Contract owner transactions:
Variable annuity deposits	306,146	432,297	1,828,446
Terminations, withdrawals and annuity payments	(14,547)	(45,534)	(110,634)
Transfers between subaccounts, net	(45,405)	212,638	(1,321,174)
Maintenance charges and mortality adjustments	(640)	(1,002)	—

Increase (decrease) in net assets from contract transactions	245,554	598,399	396,638

Total increase (decrease) in net assets	322,360	587,531	413,498

Net assets as of December 31, 2021	$582,038	$936,204	$413,498

Investment income (loss):
Dividend distributions	10,073	29,707	8,870
Investment Expenses:
Mortality and expense risk and administrative charges	(1,436)	(3,996)	(1,121)

Net investment income (loss)	8,637	25,711	7,749

Increase (decrease) in net assets from operations:
Capital gain distributions	14,778	—	8,656
Realized capital gain (loss) on investments	(2,577)	(25,471)	(5,131)
Change in unrealized appreciation (depreciation)	(114,290)	(87,589)	(65,448)

Net gain (loss) on investments	(102,089)	(113,060)	(61,923)

Net increase (decrease) in net assets from operations	(93,452)	(87,349)	(54,174)

Contract owner transactions:
Variable annuity deposits	111,988	1,481,995	112,255
Terminations, withdrawals and annuity payments	(51,440)	(76,697)	(53,216)
Transfers between subaccounts, net	(18,467)	(420,836)	170,119
Maintenance charges and mortality adjustments	(1,020)	(1,902)	(573)

Increase (decrease) in net assets from contract transactions	41,061	982,560	228,585

Total increase (decrease) in net assets	(52,391)	895,211	174,411

Net assets as of December 31, 2022	$529,647	$1,831,415	$587,909

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2020	$665,782	$536,046	$366,704

Investment income (loss):
Dividend distributions	48,037	44,477	80
Investment Expenses:
Mortality and expense risk and administrative charges	(7,925)	(3,961)	(3,064)

Net investment income (loss)	40,112	40,516	(2,984)

Increase (decrease) in net assets from operations:
Capital gain distributions	129,563	—	—
Realized capital gain (loss) on investments	21,383	10,436	(161)
Change in unrealized appreciation (depreciation)	(27,517)	49,874	(2,306)

Net gain (loss) on investments	123,429	60,310	(2,467)

Net increase (decrease) in net assets from operations	163,541	100,826	(5,451)

Contract owner transactions:
Variable annuity deposits	572,784	515,934	775,799
Terminations, withdrawals and annuity payments	(112,176)	(121,091)	(76,544)
Transfers between subaccounts, net	762,014	200,726	188,095
Maintenance charges and mortality adjustments	(2,910)	(1,104)	(712)

Increase (decrease) in net assets from contract transactions	1,219,712	594,465	886,638

Total increase (decrease) in net assets	1,383,253	695,291	881,187

Net assets as of December 31, 2021	$2,049,035	$1,231,337	$1,247,891

Investment income (loss):
Dividend distributions	54,799	83,046	38,198
Investment Expenses:
Mortality and expense risk and administrative charges	(7,535)	(6,314)	(6,724)

Net investment income (loss)	47,264	76,732	31,474

Increase (decrease) in net assets from operations:
Capital gain distributions	37,307	23,078	—
Realized capital gain (loss) on investments	(45,057)	(5,911)	(3,420)
Change in unrealized appreciation (depreciation)	(424,042)	(170,226)	(47,234)

Net gain (loss) on investments	(431,792)	(153,059)	(50,654)

Net increase (decrease) in net assets from operations	(384,528)	(76,327)	(19,180)

Contract owner transactions:
Variable annuity deposits	677,695	777,809	788,822
Terminations, withdrawals and annuity payments	(223,394)	(179,004)	(175,737)
Transfers between subaccounts, net	(14,317)	504,880	979,698
Maintenance charges and mortality adjustments	(3,181)	(1,922)	(1,266)

Increase (decrease) in net assets from contract transactions	436,803	1,101,763	1,591,517

Total increase (decrease) in net assets	52,275	1,025,436	1,572,337

Net assets as of December 31, 2022	$2,101,310	$2,256,773	$2,820,228

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP
Net assets as of December 31, 2020	$2,534,036	$1,317,411	$53,821

Investment income (loss):
Dividend distributions	58,362	31,513	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,732)	(9,824)	(148)

Net investment income (loss)	43,630	21,689	(148)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	158,270	3,127
Realized capital gain (loss) on investments	128,700	115,132	195
Change in unrealized appreciation (depreciation)	505,081	245,767	8,682

Net gain (loss) on investments	633,781	519,169	12,004

Net increase (decrease) in net assets from operations	677,411	540,858	11,856

Contract owner transactions:
Variable annuity deposits	1,099,757	987,077	50
Terminations, withdrawals and annuity payments	(412,640)	(202,287)	(302)
Transfers between subaccounts, net	(52,627)	(150,049)	—
Maintenance charges and mortality adjustments	(3,115)	(1,471)	(119)

Increase (decrease) in net assets from contract transactions	631,375	633,270	(371)

Total increase (decrease) in net assets	1,308,786	1,174,128	11,485

Net assets as of December 31, 2021	$3,842,822	$2,491,539	$65,306

Investment income (loss):
Dividend distributions	109,732	39,336	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,409)	(11,057)	(143)

Net investment income (loss)	92,323	28,279	(143)

Increase (decrease) in net assets from operations:
Capital gain distributions	59,311	233,002	10,676
Realized capital gain (loss) on investments	69,658	64,997	(1,490)
Change in unrealized appreciation (depreciation)	(513,487)	(505,231)	(30,807)

Net gain (loss) on investments	(384,518)	(207,232)	(21,621)

Net increase (decrease) in net assets from operations	(292,195)	(178,953)	(21,764)

Contract owner transactions:
Variable annuity deposits	1,807,986	947,807	16,660
Terminations, withdrawals and annuity payments	(1,391,303)	(892,763)	(24,095)
Transfers between subaccounts, net	1,016,632	752,244	(95)
Maintenance charges and mortality adjustments	(4,702)	(2,322)	(108)

Increase (decrease) in net assets from contract transactions	1,428,613	804,966	(7,638)

Total increase (decrease) in net assets	1,136,418	626,013	(29,402)

Net assets as of December 31, 2022	$4,979,240	$3,117,552	$35,904

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	DWS Core Equity VIP	DWS CROCI® U.S. VIP	DWS Global Small Cap VIP
Net assets as of December 31, 2020	$86,972	$11,152	$44,993

Investment income (loss):
Dividend distributions	434	190	35
Investment Expenses:
Mortality and expense risk and administrative charges	(1,414)	(29)	(376)

Net investment income (loss)	(980)	161	(341)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,317	—	—
Realized capital gain (loss) on investments	160	(93)	(11)
Change in unrealized appreciation (depreciation)	16,633	2,573	6,553

Net gain (loss) on investments	21,110	2,480	6,542

Net increase (decrease) in net assets from operations	20,130	2,641	6,201

Contract owner transactions:
Variable annuity deposits	—	2	—
Terminations, withdrawals and annuity payments	—	(2,476)	(35)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(18)	(24)	(6)

Increase (decrease) in net assets from contract transactions	(18)	(2,498)	(41)

Total increase (decrease) in net assets	20,112	143	6,160

Net assets as of December 31, 2021	$107,084	$11,295	$51,153

Investment income (loss):
Dividend distributions	435	146	242
Investment Expenses:
Mortality and expense risk and administrative charges	(1,176)	(24)	(379)

Net investment income (loss)	(741)	122	(137)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,238	148	17,682
Realized capital gain (loss) on investments	(39)	(75)	(688)
Change in unrealized appreciation (depreciation)	(30,413)	(1,981)	(40,089)

Net gain (loss) on investments	(17,214)	(1,908)	(23,095)

Net increase (decrease) in net assets from operations	(17,955)	(1,786)	(23,232)

Contract owner transactions:
Variable annuity deposits	—	—	60,533
Terminations, withdrawals and annuity payments	—	(536)	(1,399)
Transfers between subaccounts, net	—	11	(29)
Maintenance charges and mortality adjustments	(185)	(19)	(36)

Increase (decrease) in net assets from contract transactions	(185)	(544)	59,069

Total increase (decrease) in net assets	(18,140)	(2,330)	35,837

Net assets as of December 31, 2022	$88,944	$8,965	$86,990

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	DWS High Income VIP	DWS International Growth VIP	DWS Small Mid Cap Value VIP
Net assets as of December 31, 2020	$11,245	$15,739	$10,905

Investment income (loss):
Dividend distributions	484	5	113
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(37)	(536)

Net investment income (loss)	(180)	(32)	(423)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	174	—
Realized capital gain (loss) on investments	96	754	6,130
Change in unrealized appreciation (depreciation)	6,207	203	4,862

Net gain (loss) on investments	6,303	1,131	10,992

Net increase (decrease) in net assets from operations	6,123	1,099	10,569

Contract owner transactions:
Variable annuity deposits	3,500	—	—
Terminations, withdrawals and annuity payments	(4,408)	(3,183)	(8,049)
Transfers between subaccounts, net	292,319	—	21,693
Maintenance charges and mortality adjustments	(265)	(30)	(111)

Increase (decrease) in net assets from contract transactions	291,146	(3,213)	13,533

Total increase (decrease) in net assets	297,269	(2,114)	24,102

Net assets as of December 31, 2021	$308,514	$13,625	$35,007

Investment income (loss):
Dividend distributions	12,683	79	27
Investment Expenses:
Mortality and expense risk and administrative charges	(941)	(26)	(91)

Net investment income (loss)	11,742	53	(64)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	139	86
Realized capital gain (loss) on investments	(5,948)	(20)	1,371
Change in unrealized appreciation (depreciation)	(34,561)	(4,091)	(3,760)

Net gain (loss) on investments	(40,509)	(3,972)	(2,303)

Net increase (decrease) in net assets from operations	(28,767)	(3,919)	(2,367)

Contract owner transactions:
Variable annuity deposits	—	—	2,913
Terminations, withdrawals and annuity payments	(7,586)	(554)	—
Transfers between subaccounts, net	(54,993)	12	(4,200)
Maintenance charges and mortality adjustments	(442)	(20)	(17)

Increase (decrease) in net assets from contract transactions	(63,021)	(562)	(1,304)

Total increase (decrease) in net assets	(91,788)	(4,481)	(3,671)

Net assets as of December 31, 2022	$216,726	$9,144	$31,336

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond	Federated Hermes Fund for U.S. Government Securities II
Net assets as of December 31, 2020	$1,939,202	$8,140,764	$5,826,857

Investment income (loss):
Dividend distributions	97,633	241,010	74,968
Investment Expenses:
Mortality and expense risk and administrative charges	(46,569)	(69,916)	(44,194)

Net investment income (loss)	51,064	171,094	30,774

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	10,729	104,107	(28,517)
Change in unrealized appreciation (depreciation)	1,565	(364,720)	(145,323)

Net gain (loss) on investments	12,294	(260,613)	(173,840)

Net increase (decrease) in net assets from operations	63,358	(89,519)	(143,066)

Contract owner transactions:
Variable annuity deposits	119,465	212,410	269,138
Terminations, withdrawals and annuity payments	(241)	(1,005,335)	(424,086)
Transfers between subaccounts, net	2,300,095	142,396	(2,691,928)
Maintenance charges and mortality adjustments	(285)	(14,032)	(16,104)

Increase (decrease) in net assets from contract transactions	2,419,034	(664,561)	(2,862,980)

Total increase (decrease) in net assets	2,482,392	(754,080)	(3,006,046)

Net assets as of December 31, 2021	$4,421,594	$7,386,684	$2,820,811

Investment income (loss):
Dividend distributions	153,406	230,721	47,500
Investment Expenses:
Mortality and expense risk and administrative charges	(35,059)	(60,535)	(29,056)

Net investment income (loss)	118,347	170,186	18,444

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(40,216)	(93,553)	(87,818)
Change in unrealized appreciation (depreciation)	(156,087)	(1,236,850)	(294,837)

Net gain (loss) on investments	(196,303)	(1,330,403)	(382,655)

Net increase (decrease) in net assets from operations	(77,956)	(1,160,217)	(364,211)

Contract owner transactions:
Variable annuity deposits	24,777	199,998	30,498
Terminations, withdrawals and annuity payments	(42,921)	(664,309)	(466,821)
Transfers between subaccounts, net	(500,786)	518,252	209,686
Maintenance charges and mortality adjustments	(393)	(15,516)	(10,950)

Increase (decrease) in net assets from contract transactions	(519,323)	38,425	(237,587)

Total increase (decrease) in net assets	(597,279)	(1,121,792)	(601,798)

Net assets as of December 31, 2022	$3,824,315	$6,264,892	$2,219,013

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Federated Hermes High Income Bond II	Fidelity® Advisor Dividend Growth	Fidelity® Advisor International Capital Appreciation_(d)
Net assets as of December 31, 2020	$6,079,125	$2,226,007	$412,836

Investment income (loss):
Dividend distributions	261,710	10,174	—
Investment Expenses:
Mortality and expense risk and administrative charges	(71,144)	(22,031)	(3,619)

Net investment income (loss)	190,566	(11,857)	(3,619)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	121,479	14,434
Realized capital gain (loss) on investments	29,212	66,275	41,412
Change in unrealized appreciation (depreciation)	(50,312)	386,813	(12,233)

Net gain (loss) on investments	(21,100)	574,567	43,613

Net increase (decrease) in net assets from operations	169,466	562,710	39,994

Contract owner transactions:
Variable annuity deposits	5,958	15,716	1,598
Terminations, withdrawals and annuity payments	(702,180)	(196,966)	(72,957)
Transfers between subaccounts, net	(349,581)	37	(3,744)
Maintenance charges and mortality adjustments	(30,116)	(5,454)	(946)

Increase (decrease) in net assets from contract transactions	(1,075,919)	(186,667)	(76,049)

Total increase (decrease) in net assets	(906,453)	376,043	(36,055)

Net assets as of December 31, 2021	$5,172,672	$2,602,050	$376,781

Investment income (loss):
Dividend distributions	242,810	18,869	—
Investment Expenses:
Mortality and expense risk and administrative charges	(52,770)	(19,750)	(2,433)

Net investment income (loss)	190,040	(881)	(2,433)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	151,990	—
Realized capital gain (loss) on investments	(129,358)	35,502	16,252
Change in unrealized appreciation (depreciation)	(672,752)	(520,651)	(114,091)

Net gain (loss) on investments	(802,110)	(333,159)	(97,839)

Net increase (decrease) in net assets from operations	(612,070)	(334,040)	(100,272)

Contract owner transactions:
Variable annuity deposits	38,403	19,060	1,012
Terminations, withdrawals and annuity payments	(372,939)	(207,270)	(37,986)
Transfers between subaccounts, net	(514,832)	(35,262)	(4,545)
Maintenance charges and mortality adjustments	(8,914)	(4,602)	(1)

Increase (decrease) in net assets from contract transactions	(858,282)	(228,074)	(41,520)

Total increase (decrease) in net assets	(1,470,352)	(562,114)	(141,792)

Net assets as of December 31, 2022	$3,702,320	$2,039,936	$234,989

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® Advisor Leveraged Company Stock	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate
Net assets as of December 31, 2020	$68,163	$311,905	$1,816,554

Investment income (loss):
Dividend distributions	26	—	10,649
Investment Expenses:
Mortality and expense risk and administrative charges	(703)	(2,942)	(18,305)

Net investment income (loss)	(677)	(2,942)	(7,656)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,332	42,723	103,758
Realized capital gain (loss) on investments	2,292	7,891	38,681
Change in unrealized appreciation (depreciation)	7,171	18,366	487,146

Net gain (loss) on investments	16,795	68,980	629,585

Net increase (decrease) in net assets from operations	16,118	66,038	621,929

Contract owner transactions:
Variable annuity deposits	5,914	13,468	45,144
Terminations, withdrawals and annuity payments	(8,320)	(38,256)	(298,354)
Transfers between subaccounts, net	(309)	(3,194)	(27,334)
Maintenance charges and mortality adjustments	(259)	(757)	(7,398)

Increase (decrease) in net assets from contract transactions	(2,974)	(28,739)	(287,942)

Total increase (decrease) in net assets	13,144	37,299	333,987

Net assets as of December 31, 2021	$81,307	$349,204	$2,150,541

Investment income (loss):
Dividend distributions	232	329	12,125
Investment Expenses:
Mortality and expense risk and administrative charges	(630)	(2,187)	(13,979)

Net investment income (loss)	(398)	(1,858)	(1,854)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,057	26,358	186,658
Realized capital gain (loss) on investments	(30)	(2,555)	8,142
Change in unrealized appreciation (depreciation)	(27,808)	(113,894)	(756,819)

Net gain (loss) on investments	(19,781)	(90,091)	(562,019)

Net increase (decrease) in net assets from operations	(20,179)	(91,949)	(563,873)

Contract owner transactions:
Variable annuity deposits	4,975	13,633	36,153
Terminations, withdrawals and annuity payments	(193)	(71,096)	(124,923)
Transfers between subaccounts, net	176	(4,703)	(227,062)
Maintenance charges and mortality adjustments	(212)	(1,041)	(5,921)

Increase (decrease) in net assets from contract transactions	4,746	(63,207)	(321,753)

Total increase (decrease) in net assets	(15,433)	(155,156)	(885,626)

Net assets as of December 31, 2022	$65,874	$194,048	$1,264,915

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® Advisor Stock Selector Mid Cap	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced
Net assets as of December 31, 2020	$2,837,587	$1,726,583	$1,370,341

Investment income (loss):
Dividend distributions	5,095	13,123	23,767
Investment Expenses:
Mortality and expense risk and administrative charges	(26,745)	(20,253)	(26,807)

Net investment income (loss)	(21,650)	(7,130)	(3,040)

Increase (decrease) in net assets from operations:
Capital gain distributions	329,417	174,905	161,465
Realized capital gain (loss) on investments	173,485	62,734	13,311
Change in unrealized appreciation (depreciation)	92,722	337,248	219,978

Net gain (loss) on investments	595,624	574,887	394,754

Net increase (decrease) in net assets from operations	573,974	567,757	391,714

Contract owner transactions:
Variable annuity deposits	53,035	25,845	415,324
Terminations, withdrawals and annuity payments	(329,739)	(163,971)	(141,942)
Transfers between subaccounts, net	(222,462)	447,580	1,911,550
Maintenance charges and mortality adjustments	(4,600)	(5,517)	(1,217)

Increase (decrease) in net assets from contract transactions	(503,766)	303,937	2,183,715

Total increase (decrease) in net assets	70,208	871,694	2,575,429

Net assets as of December 31, 2021	$2,907,795	$2,598,277	$3,945,770

Investment income (loss):
Dividend distributions	4,701	6,828	29,397
Investment Expenses:
Mortality and expense risk and administrative charges	(22,026)	(18,922)	(24,244)

Net investment income (loss)	(17,325)	(12,094)	5,153

Increase (decrease) in net assets from operations:
Capital gain distributions	196,828	32,028	207,257
Realized capital gain (loss) on investments	24,188	90,841	(177,639)
Change in unrealized appreciation (depreciation)	(625,445)	(320,224)	(756,467)

Net gain (loss) on investments	(404,429)	(197,355)	(726,849)

Net increase (decrease) in net assets from operations	(421,754)	(209,449)	(721,696)

Contract owner transactions:
Variable annuity deposits	53,085	22,010	584,236
Terminations, withdrawals and annuity payments	(230,299)	(140,181)	(111,099)
Transfers between subaccounts, net	(29,241)	(217,186)	(1,303,780)
Maintenance charges and mortality adjustments	(5,269)	(4,857)	(4,058)

Increase (decrease) in net assets from contract transactions	(211,724)	(340,214)	(834,701)

Total increase (decrease) in net assets	(633,478)	(549,663)	(1,556,397)

Net assets as of December 31, 2022	$2,274,317	$2,048,614	$2,389,373

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Contrafund	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets
Net assets as of December 31, 2020	$19,434,949	$57,796	$618,455

Investment income (loss):
Dividend distributions	5,453	525	15,613
Investment Expenses:
Mortality and expense risk and administrative charges	(254,416)	(1,478)	(2,404)

Net investment income (loss)	(248,963)	(953)	13,209

Increase (decrease) in net assets from operations:
Capital gain distributions	2,539,092	10,365	78,346
Realized capital gain (loss) on investments	1,831,808	457	53,550
Change in unrealized appreciation (depreciation)	445,272	13,877	(177,333)

Net gain (loss) on investments	4,816,172	24,699	(45,437)

Net increase (decrease) in net assets from operations	4,567,209	23,746	(32,228)

Contract owner transactions:
Variable annuity deposits	1,250,301	243,868	205,258
Terminations, withdrawals and annuity payments	(2,959,957)	(3,977)	(65,502)
Transfers between subaccounts, net	(446,449)	345,106	73,162
Maintenance charges and mortality adjustments	(92,469)	(336)	(963)

Increase (decrease) in net assets from contract transactions	(2,248,574)	584,661	211,955

Total increase (decrease) in net assets	2,318,635	608,407	179,727

Net assets as of December 31, 2021	$21,753,584	$666,203	$798,182

Investment income (loss):
Dividend distributions	40,071	3,479	12,331
Investment Expenses:
Mortality and expense risk and administrative charges	(195,815)	(1,794)	(2,288)

Net investment income (loss)	(155,744)	1,685	10,043

Increase (decrease) in net assets from operations:
Capital gain distributions	772,136	104,409	—
Realized capital gain (loss) on investments	232,067	(10,495)	(24,866)
Change in unrealized appreciation (depreciation)	(6,664,210)	(223,229)	(162,404)

Net gain (loss) on investments	(5,660,007)	(129,315)	(187,270)

Net increase (decrease) in net assets from operations	(5,815,751)	(127,630)	(177,227)

Contract owner transactions:
Variable annuity deposits	63,391	32,106	142,184
Terminations, withdrawals and annuity payments	(1,785,713)	(37,388)	(40,910)
Transfers between subaccounts, net	(527,120)	39,100	36,656
Maintenance charges and mortality adjustments	(63,113)	(609)	(1,184)

Increase (decrease) in net assets from contract transactions	(2,312,555)	33,209	136,746

Total increase (decrease) in net assets	(8,128,306)	(94,421)	(40,481)

Net assets as of December 31, 2022	$13,625,278	$571,782	$757,701

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Equity-Income	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2020	$3,583,843	$4,247,734	$52,367,164

Investment income (loss):
Dividend distributions	79,322	120,761	—
Investment Expenses:
Mortality and expense risk and administrative charges	(33,981)	(36,272)	(502,790)

Net investment income (loss)	45,341	84,489	(502,790)

Increase (decrease) in net assets from operations:
Capital gain distributions	535,756	236,873	5,109,699
Realized capital gain (loss) on investments	179,804	261,799	5,089,360
Change in unrealized appreciation (depreciation)	138,562	451,500	(3,914,099)

Net gain (loss) on investments	854,122	950,172	6,284,960

Net increase (decrease) in net assets from operations	899,463	1,034,661	5,782,170

Contract owner transactions:
Variable annuity deposits	1,044,142	445,243	3,577,002
Terminations, withdrawals and annuity payments	(680,552)	(560,289)	(7,576,059)
Transfers between subaccounts, net	375,791	723,748	723,599
Maintenance charges and mortality adjustments	(14,113)	(16,043)	(174,565)

Increase (decrease) in net assets from contract transactions	725,268	592,659	(3,450,023)

Total increase (decrease) in net assets	1,624,731	1,627,320	2,332,147

Net assets as of December 31, 2021	$5,208,574	$5,875,054	$54,699,311

Investment income (loss):
Dividend distributions	76,135	87,407	—
Investment Expenses:
Mortality and expense risk and administrative charges	(34,236)	(42,985)	(319,874)

Net investment income (loss)	41,899	44,422	(319,874)

Increase (decrease) in net assets from operations:
Capital gain distributions	152,763	120,452	7,766,452
Realized capital gain (loss) on investments	3,240	77,665	(991,601)
Change in unrealized appreciation (depreciation)	(539,024)	(616,838)	(26,939,650)

Net gain (loss) on investments	(383,021)	(418,721)	(20,164,799)

Net increase (decrease) in net assets from operations	(341,122)	(374,299)	(20,484,673)

Contract owner transactions:
Variable annuity deposits	327,175	249,166	1,739,862
Terminations, withdrawals and annuity payments	(191,480)	(580,217)	(3,425,831)
Transfers between subaccounts, net	(650,315)	632,553	(2,797,819)
Maintenance charges and mortality adjustments	(11,668)	(19,458)	(106,282)

Increase (decrease) in net assets from contract transactions	(526,288)	282,044	(4,590,070)

Total increase (decrease) in net assets	(867,410)	(92,255)	(25,074,743)

Net assets as of December 31, 2022	$4,341,164	$5,782,799	$29,624,568

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond
Net assets as of December 31, 2020	$9,878,683	$22,549,081	$7,144,248

Investment income (loss):
Dividend distributions	200,078	260,317	115,905
Investment Expenses:
Mortality and expense risk and administrative charges	(40,611)	(286,332)	(74,366)

Net investment income (loss)	159,467	(26,015)	41,539

Increase (decrease) in net assets from operations:
Capital gain distributions	—	175,229	180,320
Realized capital gain (loss) on investments	33,620	2,691,585	73,922
Change in unrealized appreciation (depreciation)	(226,042)	2,941,600	(445,103)

Net gain (loss) on investments	(192,422)	5,808,414	(190,861)

Net increase (decrease) in net assets from operations	(32,955)	5,782,399	(149,322)

Contract owner transactions:
Variable annuity deposits	260,037	2,524,471	166,988
Terminations, withdrawals and annuity payments	(103,984)	(3,055,904)	(1,134,346)
Transfers between subaccounts, net	(448,302)	584,557	81,051
Maintenance charges and mortality adjustments	(3,482)	(116,942)	(32,389)

Increase (decrease) in net assets from contract transactions	(295,731)	(63,818)	(918,696)

Total increase (decrease) in net assets	(328,686)	5,718,581	(1,068,018)

Net assets as of December 31, 2021	$9,549,997	$28,267,662	$6,076,230

Investment income (loss):
Dividend distributions	61,393	257,754	120,154
Investment Expenses:
Mortality and expense risk and administrative charges	(36,043)	(242,076)	(58,859)

Net investment income (loss)	25,350	15,678	61,295

Increase (decrease) in net assets from operations:
Capital gain distributions	—	181,358	288,959
Realized capital gain (loss) on investments	(469,927)	1,201,524	(153,855)
Change in unrealized appreciation (depreciation)	(108,157)	(6,614,723)	(1,072,939)

Net gain (loss) on investments	(578,084)	(5,231,841)	(937,835)

Net increase (decrease) in net assets from operations	(552,734)	(5,216,163)	(876,540)

Contract owner transactions:
Variable annuity deposits	99,481	186,749	416,949
Terminations, withdrawals and annuity payments	(132,312)	(2,487,461)	(699,048)
Transfers between subaccounts, net	(7,820,961)	(1,252,482)	454,641
Maintenance charges and mortality adjustments	(4,656)	(64,369)	(25,042)

Increase (decrease) in net assets from contract transactions	(7,858,448)	(3,617,563)	147,500

Total increase (decrease) in net assets	(8,411,182)	(8,833,726)	(729,040)

Net assets as of December 31, 2022	$1,138,815	$19,433,936	$5,347,190

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas	Fidelity® VIP Real Estate
Net assets as of December 31, 2020	$559,125	$6,547,613	$264,131

Investment income (loss):
Dividend distributions	3,072	21,079	3,567
Investment Expenses:
Mortality and expense risk and administrative charges	(3,454)	(47,321)	(1,023)

Net investment income (loss)	(382)	(26,242)	2,544

Increase (decrease) in net assets from operations:
Capital gain distributions	139,091	495,432	2,323
Realized capital gain (loss) on investments	18,878	396,064	731
Change in unrealized appreciation (depreciation)	(2,902)	204,406	105,610

Net gain (loss) on investments	155,067	1,095,902	108,664

Net increase (decrease) in net assets from operations	154,685	1,069,660	111,208

Contract owner transactions:
Variable annuity deposits	203,923	225,689	10,936
Terminations, withdrawals and annuity payments	(82,216)	(890,765)	(14,101)
Transfers between subaccounts, net	62,743	(415,640)	60,964
Maintenance charges and mortality adjustments	(806)	(18,667)	(227)

Increase (decrease) in net assets from contract transactions	183,644	(1,099,383)	57,572

Total increase (decrease) in net assets	338,329	(29,723)	168,780

Net assets as of December 31, 2021	$897,454	$6,517,890	$432,911

Investment income (loss):
Dividend distributions	2,080	47,809	2,623
Investment Expenses:
Mortality and expense risk and administrative charges	(3,168)	(39,491)	(800)

Net investment income (loss)	(1,088)	8,318	1,823

Increase (decrease) in net assets from operations:
Capital gain distributions	52,587	47,625	10,554
Realized capital gain (loss) on investments	(7,959)	(334)	(6,198)
Change in unrealized appreciation (depreciation)	(180,931)	(1,730,721)	(112,647)

Net gain (loss) on investments	(136,303)	(1,683,430)	(108,291)

Net increase (decrease) in net assets from operations	(137,391)	(1,675,112)	(106,468)

Contract owner transactions:
Variable annuity deposits	71,088	64,480	19,947
Terminations, withdrawals and annuity payments	(100,559)	(352,701)	(140,667)
Transfers between subaccounts, net	(5,989)	823,695	(17,850)
Maintenance charges and mortality adjustments	(1,059)	(14,242)	(265)

Increase (decrease) in net assets from contract transactions	(36,519)	521,232	(138,835)

Total increase (decrease) in net assets	(173,910)	(1,153,880)	(245,303)

Net assets as of December 31, 2022	$723,544	$5,364,010	$187,608

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Strategic Income	Franklin Allocation VIP Fund	Franklin DynaTech VIP
Net assets as of December 31, 2020	$1,246,047	$3,076,226	$1,121,136

Investment income (loss):
Dividend distributions	40,340	49,184	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,019)	(23,474)	(4,508)

Net investment income (loss)	36,321	25,710	(4,508)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,645	—	81,186
Realized capital gain (loss) on investments	6,503	(60,614)	1,739
Change in unrealized appreciation (depreciation)	(24,562)	349,892	98,910

Net gain (loss) on investments	7,586	289,278	181,835

Net increase (decrease) in net assets from operations	43,907	314,988	177,327

Contract owner transactions:
Variable annuity deposits	141,802	252,692	335
Terminations, withdrawals and annuity payments	(138,793)	(364,799)	(1,390)
Transfers between subaccounts, net	387,448	(175,546)	29,740
Maintenance charges and mortality adjustments	(906)	(13,490)	(88)

Increase (decrease) in net assets from contract transactions	389,551	(301,143)	28,597

Total increase (decrease) in net assets	433,458	13,845	205,924

Net assets as of December 31, 2021	$1,679,505	$3,090,071	$1,327,060

Investment income (loss):
Dividend distributions	41,517	38,547	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,258)	(18,370)	(1,576)

Net investment income (loss)	37,259	20,177	(1,576)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,672	242,933	51,785
Realized capital gain (loss) on investments	(56,344)	(157,550)	158,531
Change in unrealized appreciation (depreciation)	(157,562)	(615,918)	(492,415)

Net gain (loss) on investments	(212,234)	(530,535)	(282,099)

Net increase (decrease) in net assets from operations	(174,975)	(510,358)	(283,675)

Contract owner transactions:
Variable annuity deposits	457,885	14,702	486
Terminations, withdrawals and annuity payments	(62,970)	(192,706)	(24,856)
Transfers between subaccounts, net	(745,901)	(291,846)	(929,500)
Maintenance charges and mortality adjustments	(1,312)	(9,278)	(204)

Increase (decrease) in net assets from contract transactions	(352,298)	(479,128)	(954,074)

Total increase (decrease) in net assets	(527,273)	(989,486)	(1,237,749)

Net assets as of December 31, 2022	$1,152,232	$2,100,585	$89,311

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2020	$445,327	$11,086,207	$14,996

Investment income (loss):
Dividend distributions	9,559	760,494	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,275)	(128,729)	(62)

Net investment income (loss)	4,284	631,765	(62)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,384	—	—
Realized capital gain (loss) on investments	3,727	112,584	3,181
Change in unrealized appreciation (depreciation)	62,415	1,229,624	(2,707)

Net gain (loss) on investments	92,526	1,342,208	474

Net increase (decrease) in net assets from operations	96,810	1,973,973	412

Contract owner transactions:
Variable annuity deposits	147,473	1,006,257	—
Terminations, withdrawals and annuity payments	(249)	(1,584,880)	—
Transfers between subaccounts, net	(110,997)	2,863,749	(15,408)
Maintenance charges and mortality adjustments	(159)	(48,669)	—

Increase (decrease) in net assets from contract transactions	36,068	2,236,457	(15,408)

Total increase (decrease) in net assets	132,878	4,210,430	(14,996)

Net assets as of December 31, 2021	$578,205	$15,296,637	$—

Investment income (loss):
Dividend distributions	20,156	786,552	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,278)	(120,633)	(199)

Net investment income (loss)	14,878	665,919	(199)

Increase (decrease) in net assets from operations:
Capital gain distributions	318,502	319,265	10,173
Realized capital gain (loss) on investments	(46,705)	(333,193)	(20,118)
Change in unrealized appreciation (depreciation)	(330,173)	(1,689,726)	—

Net gain (loss) on investments	(58,376)	(1,703,654)	(9,945)

Net increase (decrease) in net assets from operations	(43,498)	(1,037,735)	(10,144)

Contract owner transactions:
Variable annuity deposits	82,582	389,771	16,076
Terminations, withdrawals and annuity payments	(80,668)	(1,399,991)	(14,696)
Transfers between subaccounts, net	50,000	(1,605,698)	8,864
Maintenance charges and mortality adjustments	(445)	(45,650)	(100)

Increase (decrease) in net assets from contract transactions	51,469	(2,661,568)	10,144

Total increase (decrease) in net assets	7,971	(3,699,303)	—

Net assets as of December 31, 2022	$586,176	$11,597,334	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2020	$9,260,766	$29,367	$960,110

Investment income (loss):
Dividend distributions	248,387	972	8,475
Investment Expenses:
Mortality and expense risk and administrative charges	(75,328)	(631)	(10,105)

Net investment income (loss)	173,059	341	(1,630)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	31,921
Realized capital gain (loss) on investments	(48,907)	(1,786)	69,504
Change in unrealized appreciation (depreciation)	1,466,183	4,143	104,391

Net gain (loss) on investments	1,417,276	2,357	205,816

Net increase (decrease) in net assets from operations	1,590,335	2,698	204,186

Contract owner transactions:
Variable annuity deposits	116,300	—	6,569
Terminations, withdrawals and annuity payments	(1,378,235)	(193)	(12,762)
Transfers between subaccounts, net	(281,077)	48,348	(350,952)
Maintenance charges and mortality adjustments	(47,231)	(74)	(842)

Increase (decrease) in net assets from contract transactions	(1,590,243)	48,081	(357,987)

Total increase (decrease) in net assets	92	50,779	(153,801)

Net assets as of December 31, 2021	$9,260,858	$80,146	$806,309

Investment income (loss):
Dividend distributions	121,119	594	6,923
Investment Expenses:
Mortality and expense risk and administrative charges	(67,735)	(371)	(6,745)

Net investment income (loss)	53,384	223	178

Increase (decrease) in net assets from operations:
Capital gain distributions	724,290	3,589	110,464
Realized capital gain (loss) on investments	(81,804)	(5,041)	4,396
Change in unrealized appreciation (depreciation)	(1,218,001)	(1,891)	(210,703)

Net gain (loss) on investments	(575,515)	(3,343)	(95,843)

Net increase (decrease) in net assets from operations	(522,131)	(3,120)	(95,665)

Contract owner transactions:
Variable annuity deposits	45,075	—	188,968
Terminations, withdrawals and annuity payments	(774,050)	(17,478)	(18,776)
Transfers between subaccounts, net	215,206	(45,168)	(24,542)
Maintenance charges and mortality adjustments	(35,363)	(60)	(1,608)

Increase (decrease) in net assets from contract transactions	(549,132)	(62,706)	144,042

Total increase (decrease) in net assets	(1,071,263)	(65,826)	48,377

Net assets as of December 31, 2022	$8,189,595	$14,320	$854,686

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Small Cap Value VIP Fund	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2020	$2,628,060	$6,645,295	$9,068,322

Investment income (loss):
Dividend distributions	62,259	—	73,864
Investment Expenses:
Mortality and expense risk and administrative charges	(35,428)	(65,513)	(36,990)

Net investment income (loss)	26,831	(65,513)	36,874

Increase (decrease) in net assets from operations:
Capital gain distributions	164,855	528,142	—
Realized capital gain (loss) on investments	(53,008)	677,011	(205,360)
Change in unrealized appreciation (depreciation)	515,430	(645,360)	222,094

Net gain (loss) on investments	627,277	559,793	16,734

Net increase (decrease) in net assets from operations	654,108	494,280	53,608

Contract owner transactions:
Variable annuity deposits	204,164	262,864	206,118
Terminations, withdrawals and annuity payments	(429,055)	(865,366)	(609,314)
Transfers between subaccounts, net	956,931	(2,489,901)	(6,479,263)
Maintenance charges and mortality adjustments	(16,376)	(25,520)	(12,665)

Increase (decrease) in net assets from contract transactions	715,664	(3,117,923)	(6,895,124)

Total increase (decrease) in net assets	1,369,772	(2,623,643)	(6,841,516)

Net assets as of December 31, 2021	$3,997,832	$4,021,652	$2,226,806

Investment income (loss):
Dividend distributions	34,045	—	79,989
Investment Expenses:
Mortality and expense risk and administrative charges	(24,959)	(34,857)	(15,483)

Net investment income (loss)	9,086	(34,857)	64,506

Increase (decrease) in net assets from operations:
Capital gain distributions	642,467	722,651	—
Realized capital gain (loss) on investments	(77,662)	(252,472)	(61,693)
Change in unrealized appreciation (depreciation)	(1,002,446)	(1,778,143)	(250,114)

Net gain (loss) on investments	(437,641)	(1,307,964)	(311,807)

Net increase (decrease) in net assets from operations	(428,555)	(1,342,821)	(247,301)

Contract owner transactions:
Variable annuity deposits	458,898	41,216	152,661
Terminations, withdrawals and annuity payments	(347,522)	(314,978)	(231,902)
Transfers between subaccounts, net	(376,351)	(185,985)	(57,497)
Maintenance charges and mortality adjustments	(10,298)	(14,133)	(3,736)

Increase (decrease) in net assets from contract transactions	(275,273)	(473,880)	(140,474)

Total increase (decrease) in net assets	(703,828)	(1,816,701)	(387,775)

Net assets as of December 31, 2022	$3,294,004	$2,204,951	$1,839,031

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income
Net assets as of December 31, 2020	$174,388	$4,011,974	$3,666,610

Investment income (loss):
Dividend distributions	4,124	28,226	23,895
Investment Expenses:
Mortality and expense risk and administrative charges	(1,121)	(34,375)	(34,664)

Net investment income (loss)	3,003	(6,149)	(10,769)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	49,596
Realized capital gain (loss) on investments	(1,602)	369,519	6,012
Change in unrealized appreciation (depreciation)	(4,923)	(472,924)	(178,400)

Net gain (loss) on investments	(6,525)	(103,405)	(122,792)

Net increase (decrease) in net assets from operations	(3,522)	(109,554)	(133,561)

Contract owner transactions:
Variable annuity deposits	—	78,355	65,860
Terminations, withdrawals and annuity payments	(59,566)	(358,521)	(503,325)
Transfers between subaccounts, net	22,014	(27,845)	391,867
Maintenance charges and mortality adjustments	(212)	(9,633)	(13,347)

Increase (decrease) in net assets from contract transactions	(37,764)	(317,644)	(58,945)

Total increase (decrease) in net assets	(41,286)	(427,198)	(192,506)

Net assets as of December 31, 2021	$133,102	$3,584,776	$3,474,104

Investment income (loss):
Dividend distributions	5,341	—	20,073
Investment Expenses:
Mortality and expense risk and administrative charges	(1,021)	(19,241)	(17,429)

Net investment income (loss)	4,320	(19,241)	2,644

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(491)	111,270	(84,017)
Change in unrealized appreciation (depreciation)	(25,353)	(1,020,833)	(224,134)

Net gain (loss) on investments	(25,844)	(909,563)	(308,151)

Net increase (decrease) in net assets from operations	(21,524)	(928,804)	(305,507)

Contract owner transactions:
Variable annuity deposits	—	63,870	42,904
Terminations, withdrawals and annuity payments	(3,655)	(226,313)	(277,316)
Transfers between subaccounts, net	112,000	(882,408)	(1,320,835)
Maintenance charges and mortality adjustments	(473)	(5,129)	(7,101)

Increase (decrease) in net assets from contract transactions	107,872	(1,049,980)	(1,562,348)

Total increase (decrease) in net assets	86,348	(1,978,784)	(1,867,855)

Net assets as of December 31, 2022	$219,450	$1,605,992	$1,606,249

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Growth Fund (a)
Net assets as of December 31, 2020	$45,848	$3,609	$375,129

Investment income (loss):
Dividend distributions	3,963	38	—
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(11)	(1,562)

Net investment income (loss)	3,566	27	(1,562)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,699	532	63,975
Realized capital gain (loss) on investments	104	9	3,982
Change in unrealized appreciation (depreciation)	1,455	282	(24,843)

Net gain (loss) on investments	5,258	823	43,114

Net increase (decrease) in net assets from operations	8,824	850	41,552

Contract owner transactions:
Variable annuity deposits	32,133	—	—
Terminations, withdrawals and annuity payments	(3,509)	(10)	(46,469)
Transfers between subaccounts, net	79,256	—	—
Maintenance charges and mortality adjustments	(228)	(8)	(1,073)

Increase (decrease) in net assets from contract transactions	107,652	(18)	(47,542)

Total increase (decrease) in net assets	116,476	832	(5,990)

Net assets as of December 31, 2021	$162,324	$4,441	$369,139

Investment income (loss):
Dividend distributions	2,439	46	—
Investment Expenses:
Mortality and expense risk and administrative charges	(562)	(11)	(766)

Net investment income (loss)	1,877	35	(766)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	403	8,485
Realized capital gain (loss) on investments	(12,070)	8	(17,375)
Change in unrealized appreciation (depreciation)	(14,627)	(748)	(80,741)

Net gain (loss) on investments	(26,697)	(337)	(89,631)

Net increase (decrease) in net assets from operations	(24,820)	(302)	(90,397)

Contract owner transactions:
Variable annuity deposits	6,430	—	—
Terminations, withdrawals and annuity payments	(11,807)	(22)	(29,250)
Transfers between subaccounts, net	(56,206)	—	(19,679)
Maintenance charges and mortality adjustments	(256)	(9)	(929)

Increase (decrease) in net assets from contract transactions	(61,839)	(31)	(49,858)

Total increase (decrease) in net assets	(86,659)	(333)	(140,255)

Net assets as of December 31, 2022	$75,665	$4,108	$228,884

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth
Net assets as of December 31, 2020	$770,092	$238,669	$159,158

Investment income (loss):
Dividend distributions	961	674	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,789)	(740)	(436)

Net investment income (loss)	(3,828)	(66)	(436)

Increase (decrease) in net assets from operations:
Capital gain distributions	64,088	63,137	22,435
Realized capital gain (loss) on investments	68,587	4,366	304
Change in unrealized appreciation (depreciation)	25,698	(14,567)	11,019

Net gain (loss) on investments	158,373	52,936	33,758

Net increase (decrease) in net assets from operations	154,545	52,870	33,322

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(32,317)	(3,192)	(7,067)
Transfers between subaccounts, net	(388,533)	3,713	4,652
Maintenance charges and mortality adjustments	(1,237)	(33)	—

Increase (decrease) in net assets from contract transactions	(422,087)	488	(2,415)

Total increase (decrease) in net assets	(267,542)	53,358	30,907

Net assets as of December 31, 2021	$502,550	$292,027	$190,065

Investment income (loss):
Dividend distributions	1,930	281	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,860)	(770)	(391)

Net investment income (loss)	(1,930)	(489)	(391)

Increase (decrease) in net assets from operations:
Capital gain distributions	67,779	3,297	33,643
Realized capital gain (loss) on investments	4,182	(308)	(2,398)
Change in unrealized appreciation (depreciation)	(125,950)	(66,564)	(95,257)

Net gain (loss) on investments	(53,989)	(63,575)	(64,012)

Net increase (decrease) in net assets from operations	(55,919)	(64,064)	(64,403)

Contract owner transactions:
Variable annuity deposits	39,103	47,705	—
Terminations, withdrawals and annuity payments	(1,471)	(734)	(8,418)
Transfers between subaccounts, net	(37,439)	13,649	53,769
Maintenance charges and mortality adjustments	(1,423)	(70)	—

Increase (decrease) in net assets from contract transactions	(1,230)	60,550	45,351

Total increase (decrease) in net assets	(57,149)	(3,514)	(19,052)

Net assets as of December 31, 2022	$445,401	$288,513	$171,013

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim Alpha Opportunity	Guggenheim Core Bond	Guggenheim Floating Rate Strategies
Net assets as of December 31, 2020	$102,321	$8,689,545	$1,387,435

Investment income (loss):
Dividend distributions	842	185,121	47,782
Investment Expenses:
Mortality and expense risk and administrative charges	(913)	(79,430)	(13,341)

Net investment income (loss)	(71)	105,691	34,441

Increase (decrease) in net assets from operations:
Capital gain distributions	—	103,629	—
Realized capital gain (loss) on investments	4,367	57,853	(4,521)
Change in unrealized appreciation (depreciation)	8,710	(414,200)	25,209

Net gain (loss) on investments	13,077	(252,718)	20,688

Net increase (decrease) in net assets from operations	13,006	(147,027)	55,129

Contract owner transactions:
Variable annuity deposits	836	125,675	56,847
Terminations, withdrawals and annuity payments	(3,622)	(916,308)	(127,381)
Transfers between subaccounts, net	(9,314)	380,544	275,530
Maintenance charges and mortality adjustments	(426)	(22,005)	(3,099)

Increase (decrease) in net assets from contract transactions	(12,526)	(432,094)	201,897

Total increase (decrease) in net assets	480	(579,121)	257,026

Net assets as of December 31, 2021	$102,801	$8,110,424	$1,644,461

Investment income (loss):
Dividend distributions	638	160,213	69,290
Investment Expenses:
Mortality and expense risk and administrative charges	(827)	(48,081)	(13,662)

Net investment income (loss)	(189)	112,132	55,628

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	1,478	(122,175)	(16,679)
Change in unrealized appreciation (depreciation)	(11,016)	(1,035,932)	(71,005)

Net gain (loss) on investments	(9,538)	(1,158,107)	(87,684)

Net increase (decrease) in net assets from operations	(9,727)	(1,045,975)	(32,056)

Contract owner transactions:
Variable annuity deposits	841	82,366	53,064
Terminations, withdrawals and annuity payments	(4,310)	(540,807)	(139,088)
Transfers between subaccounts, net	(122)	(1,938,626)	10,862
Maintenance charges and mortality adjustments	(411)	(12,854)	(3,778)

Increase (decrease) in net assets from contract transactions	(4,002)	(2,409,921)	(78,940)

Total increase (decrease) in net assets	(13,729)	(3,455,896)	(110,996)

Net assets as of December 31, 2022	$89,072	$4,654,528	$1,533,465

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim High Yield	Guggenheim Large Cap Value	Guggenheim Long Short Equity
Net assets as of December 31, 2020	$3,538,862	$2,299,739	$321,885

Investment income (loss):
Dividend distributions	161,562	17,122	1,210
Investment Expenses:
Mortality and expense risk and administrative charges	(33,220)	(21,666)	(3,022)

Net investment income (loss)	128,342	(4,544)	(1,812)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	122,779	—
Realized capital gain (loss) on investments	(11,078)	92,893	11,045
Change in unrealized appreciation (depreciation)	32,079	326,639	60,314

Net gain (loss) on investments	21,001	542,311	71,359

Net increase (decrease) in net assets from operations	149,343	537,767	69,547

Contract owner transactions:
Variable annuity deposits	105,991	38,972	7,986
Terminations, withdrawals and annuity payments	(400,918)	(167,003)	(35,129)
Transfers between subaccounts, net	455,444	(566,589)	1,652
Maintenance charges and mortality adjustments	(8,065)	(5,632)	(1,563)

Increase (decrease) in net assets from contract transactions	152,452	(700,252)	(27,054)

Total increase (decrease) in net assets	301,795	(162,485)	42,493

Net assets as of December 31, 2021	$3,840,657	$2,137,254	$364,378

Investment income (loss):
Dividend distributions	190,455	17,434	1,289
Investment Expenses:
Mortality and expense risk and administrative charges	(29,326)	(15,121)	(2,848)

Net investment income (loss)	161,129	2,313	(1,559)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	124,839	—
Realized capital gain (loss) on investments	(100,750)	55,786	4,136
Change in unrealized appreciation (depreciation)	(441,879)	(234,010)	(56,685)

Net gain (loss) on investments	(542,629)	(53,385)	(52,549)

Net increase (decrease) in net assets from operations	(381,500)	(51,072)	(54,108)

Contract owner transactions:
Variable annuity deposits	83,618	21,279	8,308
Terminations, withdrawals and annuity payments	(324,529)	(93,508)	(6,623)
Transfers between subaccounts, net	(322,254)	(360,940)	(3,765)
Maintenance charges and mortality adjustments	(7,474)	(3,096)	(1,418)

Increase (decrease) in net assets from contract transactions	(570,639)	(436,265)	(3,498)

Total increase (decrease) in net assets	(952,139)	(487,337)	(57,606)

Net assets as of December 31, 2022	$2,888,518	$1,649,917	$306,772

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy	Guggenheim Multi- Hedge Strategies
Net assets as of December 31, 2020	$12,122	$—	$12,959

Investment income (loss):
Dividend distributions	324	—	57
Investment Expenses:
Mortality and expense risk and administrative charges	(84)	—	(102)

Net investment income (loss)	240	—	(45)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	130	—	614
Change in unrealized appreciation (depreciation)	(272)	—	359

Net gain (loss) on investments	(142)	—	973

Net increase (decrease) in net assets from operations	98	—	928

Contract owner transactions:
Variable annuity deposits	—	—	162
Terminations, withdrawals and annuity payments	—	—	(6,398)
Transfers between subaccounts, net	(3,270)	—	—
Maintenance charges and mortality adjustments	(47)	—	(40)

Increase (decrease) in net assets from contract transactions	(3,317)	—	(6,276)

Total increase (decrease) in net assets	(3,219)	—	(5,348)

Net assets as of December 31, 2021	$8,903	$—	$7,611

Investment income (loss):
Dividend distributions	508	1,027	477
Investment Expenses:
Mortality and expense risk and administrative charges	(103)	(156)	(224)

Net investment income (loss)	405	871	253

Increase (decrease) in net assets from operations:
Capital gain distributions	1	—	—
Realized capital gain (loss) on investments	(11)	(98)	(1)
Change in unrealized appreciation (depreciation)	(1,552)	(1,976)	(1,746)

Net gain (loss) on investments	(1,562)	(2,074)	(1,747)

Net increase (decrease) in net assets from operations	(1,157)	(1,203)	(1,494)

Contract owner transactions:
Variable annuity deposits	16	161	354
Terminations, withdrawals and annuity payments	(31)	(9,566)	(10,392)
Transfers between subaccounts, net	3,397	34,508	34,328
Maintenance charges and mortality adjustments	(57)	(140)	(203)

Increase (decrease) in net assets from contract transactions	3,325	24,963	24,087

Total increase (decrease) in net assets	2,168	23,760	22,593

Net assets as of December 31, 2022	$11,071	$23,760	$30,204

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim Small Cap Value	Guggenheim SMid Cap Value	Guggenheim StylePlus Large Core
Net assets as of December 31, 2020	$115,268	$13,595,565	$1,467,824

Investment income (loss):
Dividend distributions	—	35,924	4,609
Investment Expenses:
Mortality and expense risk and administrative charges	(850)	(133,126)	(14,560)

Net investment income (loss)	(850)	(97,202)	(9,951)

Increase (decrease) in net assets from operations:
Capital gain distributions	191	882,399	67,937
Realized capital gain (loss) on investments	17,223	355,957	61,765
Change in unrealized appreciation (depreciation)	9,392	1,795,181	260,105

Net gain (loss) on investments	26,806	3,033,537	389,807

Net increase (decrease) in net assets from operations	25,956	2,936,335	379,856

Contract owner transactions:
Variable annuity deposits	5,890	174,319	40,075
Terminations, withdrawals and annuity payments	(83,695)	(1,379,523)	(72,180)
Transfers between subaccounts, net	(16,419)	(1,240,845)	(138,643)
Maintenance charges and mortality adjustments	(450)	(36,059)	(3,904)

Increase (decrease) in net assets from contract transactions	(94,674)	(2,482,108)	(174,652)

Total increase (decrease) in net assets	(68,718)	454,227	205,204

Net assets as of December 31, 2021	$46,550	$14,049,792	$1,673,028

Investment income (loss):
Dividend distributions	507	67,647	12,988
Investment Expenses:
Mortality and expense risk and administrative charges	(413)	(109,882)	(14,130)

Net investment income (loss)	94	(42,235)	(1,142)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,648	525,750	378,374
Realized capital gain (loss) on investments	49	170,678	22,669
Change in unrealized appreciation (depreciation)	(3,922)	(1,083,321)	(789,966)

Net gain (loss) on investments	(2,225)	(386,893)	(388,923)

Net increase (decrease) in net assets from operations	(2,131)	(429,128)	(390,065)

Contract owner transactions:
Variable annuity deposits	2,098	130,223	31,377
Terminations, withdrawals and annuity payments	(4)	(1,347,594)	(246,769)
Transfers between subaccounts, net	—	(981,465)	285,095
Maintenance charges and mortality adjustments	(91)	(32,170)	(4,628)

Increase (decrease) in net assets from contract transactions	2,003	(2,231,006)	65,075

Total increase (decrease) in net assets	(128)	(2,660,134)	(324,990)

Net assets as of December 31, 2022	$46,422	$11,389,658	$1,348,038

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim StylePlus Mid Growth	Guggenheim Total Return Bond	Guggenheim VIF All Cap Value
Net assets as of December 31, 2020	$2,276,525	$691,024	$15,913,700

Investment income (loss):
Dividend distributions	—	17,349	326,125
Investment Expenses:
Mortality and expense risk and administrative charges	(21,638)	(6,168)	(144,698)

Net investment income (loss)	(21,638)	11,181	181,427

Increase (decrease) in net assets from operations:
Capital gain distributions	149,903	6,535	94,454
Realized capital gain (loss) on investments	57,789	3,535	658,346
Change in unrealized appreciation (depreciation)	86,419	(30,440)	3,030,845

Net gain (loss) on investments	294,111	(20,370)	3,783,645

Net increase (decrease) in net assets from operations	272,473	(9,189)	3,965,072

Contract owner transactions:
Variable annuity deposits	32,408	15,945	282,901
Terminations, withdrawals and annuity payments	(205,572)	(59,478)	(2,082,494)
Transfers between subaccounts, net	77,651	61,128	900,583
Maintenance charges and mortality adjustments	(5,410)	(2,997)	(75,227)

Increase (decrease) in net assets from contract transactions	(100,923)	14,598	(974,237)

Total increase (decrease) in net assets	171,550	5,409	2,990,835

Net assets as of December 31, 2021	$2,448,075	$696,433	$18,904,535

Investment income (loss):
Dividend distributions	7,059	15,074	203,014
Investment Expenses:
Mortality and expense risk and administrative charges	(14,338)	(3,974)	(142,421)

Net investment income (loss)	(7,279)	11,100	60,593

Increase (decrease) in net assets from operations:
Capital gain distributions	397,347	—	1,890,267
Realized capital gain (loss) on investments	(40,529)	(17,411)	384,940
Change in unrealized appreciation (depreciation)	(999,811)	(86,736)	(2,722,612)

Net gain (loss) on investments	(642,993)	(104,147)	(447,405)

Net increase (decrease) in net assets from operations	(650,272)	(93,047)	(386,812)

Contract owner transactions:
Variable annuity deposits	29,170	12,274	253,952
Terminations, withdrawals and annuity payments	(161,769)	(46,430)	(1,878,322)
Transfers between subaccounts, net	(289,544)	(219,727)	494,298
Maintenance charges and mortality adjustments	(3,602)	(2,451)	(73,564)

Increase (decrease) in net assets from contract transactions	(425,745)	(256,334)	(1,203,636)

Total increase (decrease) in net assets	(1,076,017)	(349,381)	(1,590,448)

Net assets as of December 31, 2022	$1,372,058	$347,052	$17,314,087

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2020	$2,206,180	$2,948,209	$679,501

Investment income (loss):
Dividend distributions	13,561	101,309	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,879)	(36,398)	(4,117)

Net investment income (loss)	(3,318)	64,911	(4,117)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	8,803
Realized capital gain (loss) on investments	(4,729)	(23,846)	(9,175)
Change in unrealized appreciation (depreciation)	268,506	31,288	6,754

Net gain (loss) on investments	263,777	7,442	6,382

Net increase (decrease) in net assets from operations	260,459	72,353	2,265

Contract owner transactions:
Variable annuity deposits	6,058	567,550	11,939
Terminations, withdrawals and annuity payments	(315,745)	(477,596)	(28,160)
Transfers between subaccounts, net	5,348	6,647,372	(21,729)
Maintenance charges and mortality adjustments	(13,813)	(12,583)	(2,670)

Increase (decrease) in net assets from contract transactions	(318,152)	6,724,743	(40,620)

Total increase (decrease) in net assets	(57,693)	6,797,096	(38,355)

Net assets as of December 31, 2021	$2,148,487	$9,745,305	$641,146

Investment income (loss):
Dividend distributions	7,179	143,856	29,383
Investment Expenses:
Mortality and expense risk and administrative charges	(13,986)	(44,128)	(13,636)

Net investment income (loss)	(6,807)	99,728	15,747

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,816
Realized capital gain (loss) on investments	(4,586)	(122,431)	33,218
Change in unrealized appreciation (depreciation)	(180,697)	(46,612)	45,446

Net gain (loss) on investments	(185,283)	(169,043)	84,480

Net increase (decrease) in net assets from operations	(192,090)	(69,315)	100,227

Contract owner transactions:
Variable annuity deposits	12,920	265,542	103,192
Terminations, withdrawals and annuity payments	(243,860)	(336,303)	(462,794)
Transfers between subaccounts, net	(19,674)	(2,280,456)	1,776,356
Maintenance charges and mortality adjustments	(11,461)	(17,092)	(4,508)

Increase (decrease) in net assets from contract transactions	(262,075)	(2,368,309)	1,412,246

Total increase (decrease) in net assets	(454,165)	(2,437,624)	1,512,473

Net assets as of December 31, 2022	$1,694,322	$7,307,681	$2,153,619

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2020	$20,448,690	$30,099,538	$4,794,581

Investment income (loss):
Dividend distributions	1,121,970	572,176	31,415
Investment Expenses:
Mortality and expense risk and administrative charges	(195,164)	(278,772)	(49,482)

Net investment income (loss)	926,806	293,404	(18,067)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,546	—
Realized capital gain (loss) on investments	(109,549)	1,984,383	165,520
Change in unrealized appreciation (depreciation)	143,882	4,860,722	864,756

Net gain (loss) on investments	34,333	6,846,651	1,030,276

Net increase (decrease) in net assets from operations	961,139	7,140,055	1,012,209

Contract owner transactions:
Variable annuity deposits	391,056	259,128	24,388
Terminations, withdrawals and annuity payments	(2,999,725)	(4,614,468)	(689,758)
Transfers between subaccounts, net	3,389,641	(2,043,764)	82,993
Maintenance charges and mortality adjustments	(97,076)	(124,045)	(27,117)

Increase (decrease) in net assets from contract transactions	683,896	(6,523,149)	(609,494)

Total increase (decrease) in net assets	1,645,035	616,906	402,715

Net assets as of December 31, 2021	$22,093,725	$30,716,444	$5,197,296

Investment income (loss):
Dividend distributions	1,106,592	358,728	22,306
Investment Expenses:
Mortality and expense risk and administrative charges	(156,889)	(275,901)	(39,875)

Net investment income (loss)	949,703	82,827	(17,569)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,502,229	—
Realized capital gain (loss) on investments	(922,879)	997,200	71,372
Change in unrealized appreciation (depreciation)	(2,188,813)	(4,229,078)	(812,412)

Net gain (loss) on investments	(3,111,692)	(729,649)	(741,040)

Net increase (decrease) in net assets from operations	(2,161,989)	(646,822)	(758,609)

Contract owner transactions:
Variable annuity deposits	209,491	502,780	13,273
Terminations, withdrawals and annuity payments	(2,283,373)	(3,635,810)	(593,950)
Transfers between subaccounts, net	(2,134,985)	289,815	508,645
Maintenance charges and mortality adjustments	(60,291)	(103,078)	(21,766)

Increase (decrease) in net assets from contract transactions	(4,269,158)	(2,946,293)	(93,798)

Total increase (decrease) in net assets	(6,431,147)	(3,593,115)	(852,407)

Net assets as of December 31, 2022	$15,662,578	$27,123,329	$4,344,889

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2020	$12,137,330	$4,105,346	$23,093,195

Investment income (loss):
Dividend distributions	86,601	—	192,268
Investment Expenses:
Mortality and expense risk and administrative charges	(98,332)	(26,485)	(227,286)

Net investment income (loss)	(11,731)	(26,485)	(35,018)

Increase (decrease) in net assets from operations:
Capital gain distributions	827,526	56,823	—
Realized capital gain (loss) on investments	530,223	113,710	678,360
Change in unrealized appreciation (depreciation)	(6,173)	(6,599)	5,063,502

Net gain (loss) on investments	1,351,576	163,934	5,741,862

Net increase (decrease) in net assets from operations	1,339,845	137,449	5,706,844

Contract owner transactions:
Variable annuity deposits	237,925	4,866	230,885
Terminations, withdrawals and annuity payments	(1,545,948)	(390,935)	(3,220,268)
Transfers between subaccounts, net	75,480	(43,297)	1,462,976
Maintenance charges and mortality adjustments	(46,635)	(12,454)	(119,550)

Increase (decrease) in net assets from contract transactions	(1,279,178)	(441,820)	(1,645,957)

Total increase (decrease) in net assets	60,667	(304,371)	4,060,887

Net assets as of December 31, 2021	$12,197,997	$3,800,975	$27,154,082

Investment income (loss):
Dividend distributions	81,252	48,110	157,397
Investment Expenses:
Mortality and expense risk and administrative charges	(80,448)	(42,093)	(206,916)

Net investment income (loss)	804	6,017	(49,519)

Increase (decrease) in net assets from operations:
Capital gain distributions	947,238	41,797	1,134,949
Realized capital gain (loss) on investments	192,519	18,760	529,285
Change in unrealized appreciation (depreciation)	(3,173,434)	(243,323)	(2,903,488)

Net gain (loss) on investments	(2,033,677)	(182,766)	(1,239,254)

Net increase (decrease) in net assets from operations	(2,032,873)	(176,749)	(1,288,773)

Contract owner transactions:
Variable annuity deposits	27,368	34,894	299,975
Terminations, withdrawals and annuity payments	(627,262)	(360,535)	(2,870,943)
Transfers between subaccounts, net	(307,355)	489,188	(1,954,397)
Maintenance charges and mortality adjustments	(39,786)	(18,736)	(81,070)

Increase (decrease) in net assets from contract transactions	(947,035)	144,811	(4,606,435)

Total increase (decrease) in net assets	(2,979,908)	(31,938)	(5,895,208)

Net assets as of December 31, 2022	$9,218,089	$3,769,037	$21,258,874

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2020	$38,045,070	$13,522,465	$11,548,981

Investment income (loss):
Dividend distributions	686,406	104,819	70,559
Investment Expenses:
Mortality and expense risk and administrative charges	(351,810)	(112,235)	(92,336)

Net investment income (loss)	334,596	(7,416)	(21,777)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,460,524	2,435,499
Realized capital gain (loss) on investments	2,172,036	876,001	805,336
Change in unrealized appreciation (depreciation)	5,787,463	1,212,168	(359,027)

Net gain (loss) on investments	7,959,499	3,548,693	2,881,808

Net increase (decrease) in net assets from operations	8,294,095	3,541,277	2,860,031

Contract owner transactions:
Variable annuity deposits	561,492	411,031	278,992
Terminations, withdrawals and annuity payments	(4,832,739)	(1,362,888)	(1,003,888)
Transfers between subaccounts, net	(1,113,216)	(500,418)	(528,441)
Maintenance charges and mortality adjustments	(208,506)	(51,259)	(46,198)

Increase (decrease) in net assets from contract transactions	(5,592,969)	(1,503,534)	(1,299,535)

Total increase (decrease) in net assets	2,701,126	2,037,743	1,560,496

Net assets as of December 31, 2021	$40,746,196	$15,560,208	$13,109,477

Investment income (loss):
Dividend distributions	318,201	66,087	39,168
Investment Expenses:
Mortality and expense risk and administrative charges	(312,418)	(93,842)	(72,983)

Net investment income (loss)	5,783	(27,755)	(33,815)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,970,017	3,131,755	2,217,582
Realized capital gain (loss) on investments	1,218,042	424,876	33,636
Change in unrealized appreciation (depreciation)	(6,293,502)	(6,699,188)	(6,080,119)

Net gain (loss) on investments	(1,105,443)	(3,142,557)	(3,828,901)

Net increase (decrease) in net assets from operations	(1,099,660)	(3,170,312)	(3,862,716)

Contract owner transactions:
Variable annuity deposits	593,339	467,693	285,371
Terminations, withdrawals and annuity payments	(4,283,238)	(1,230,357)	(606,539)
Transfers between subaccounts, net	(559,455)	(838,597)	(1,004,063)
Maintenance charges and mortality adjustments	(156,958)	(42,240)	(35,826)

Increase (decrease) in net assets from contract transactions	(4,406,312)	(1,643,501)	(1,361,057)

Total increase (decrease) in net assets	(5,505,972)	(4,813,813)	(5,223,773)

Net assets as of December 31, 2022	$35,240,224	$10,746,395	$7,885,704

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2020	$14,488,289	$4,661,082	$49,070,781

Investment income (loss):
Dividend distributions	86,053	18,184	717,126
Investment Expenses:
Mortality and expense risk and administrative charges	(128,757)	(37,506)	(343,374)

Net investment income (loss)	(42,704)	(19,322)	373,752

Increase (decrease) in net assets from operations:
Capital gain distributions	2,250,509	157,231	1,168,557
Realized capital gain (loss) on investments	715,199	250,751	1,236,492
Change in unrealized appreciation (depreciation)	(1,199,952)	(111,928)	(3,461,730)

Net gain (loss) on investments	1,765,756	296,054	(1,056,681)

Net increase (decrease) in net assets from operations	1,723,052	276,732	(682,929)

Contract owner transactions:
Variable annuity deposits	464,764	85,976	1,863,582
Terminations, withdrawals and annuity payments	(1,504,126)	(417,663)	(6,060,363)
Transfers between subaccounts, net	(316,672)	(108,029)	(4,329,025)
Maintenance charges and mortality adjustments	(69,143)	(19,688)	(136,163)

Increase (decrease) in net assets from contract transactions	(1,425,177)	(459,404)	(8,661,969)

Total increase (decrease) in net assets	297,875	(182,672)	(9,344,898)

Net assets as of December 31, 2021	$14,786,164	$4,478,410	$39,725,883

Investment income (loss):
Dividend distributions	39,137	10,421	1,061,940
Investment Expenses:
Mortality and expense risk and administrative charges	(88,143)	(26,937)	(282,798)

Net investment income (loss)	(49,006)	(16,516)	779,142

Increase (decrease) in net assets from operations:
Capital gain distributions	2,834,586	1,090,216	83,823
Realized capital gain (loss) on investments	(228,050)	(10,633)	(783,795)
Change in unrealized appreciation (depreciation)	(6,649,766)	(2,247,836)	(6,882,750)

Net gain (loss) on investments	(4,043,230)	(1,168,253)	(7,582,722)

Net increase (decrease) in net assets from operations	(4,092,236)	(1,184,769)	(6,803,580)

Contract owner transactions:
Variable annuity deposits	80,367	10,076	1,319,758
Terminations, withdrawals and annuity payments	(919,705)	(260,906)	(5,384,359)
Transfers between subaccounts, net	(582,133)	(14,335)	2,270,555
Maintenance charges and mortality adjustments	(43,458)	(11,701)	(93,411)

Increase (decrease) in net assets from contract transactions	(1,464,929)	(276,866)	(1,887,457)

Total increase (decrease) in net assets	(5,557,165)	(1,461,635)	(8,691,037)

Net assets as of December 31, 2022	$9,228,999	$3,016,775	$31,034,846

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF World Equity Income	Guggenheim World Equity Income	Invesco American Franchise
Net assets as of December 31, 2020	$14,570,589	$4,874,116	$2,240,276

Investment income (loss):
Dividend distributions	229,264	100,938	—
Investment Expenses:
Mortality and expense risk and administrative charges	(128,610)	(48,727)	(18,786)

Net investment income (loss)	100,654	52,211	(18,786)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,159,995	408,927
Realized capital gain (loss) on investments	933,667	165,692	274,123
Change in unrealized appreciation (depreciation)	1,875,143	(416,606)	(448,470)

Net gain (loss) on investments	2,808,810	909,081	234,580

Net increase (decrease) in net assets from operations	2,909,464	961,292	215,794

Contract owner transactions:
Variable annuity deposits	72,877	109,369	27,842
Terminations, withdrawals and annuity payments	(1,868,255)	(467,330)	(266,531)
Transfers between subaccounts, net	225,907	38,082	(263,164)
Maintenance charges and mortality adjustments	(74,102)	(11,185)	(6,926)

Increase (decrease) in net assets from contract transactions	(1,643,573)	(331,064)	(508,779)

Total increase (decrease) in net assets	1,265,891	630,228	(292,985)

Net assets as of December 31, 2021	$15,836,480	$5,504,344	$1,947,291

Investment income (loss):
Dividend distributions	287,458	101,942	—
Investment Expenses:
Mortality and expense risk and administrative charges	(111,293)	(45,727)	(13,093)

Net investment income (loss)	176,165	56,215	(13,093)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,675,411	2,632	94,519
Realized capital gain (loss) on investments	287,445	(1,400)	10,401
Change in unrealized appreciation (depreciation)	(4,710,791)	(608,097)	(688,266)

Net gain (loss) on investments	(1,747,935)	(606,865)	(583,346)

Net increase (decrease) in net assets from operations	(1,571,770)	(550,650)	(596,439)

Contract owner transactions:
Variable annuity deposits	156,825	111,783	26,179
Terminations, withdrawals and annuity payments	(1,594,390)	(355,118)	(138,364)
Transfers between subaccounts, net	(578,219)	133,395	(4,928)
Maintenance charges and mortality adjustments	(62,415)	(10,994)	(3,479)

Increase (decrease) in net assets from contract transactions	(2,078,199)	(120,934)	(120,592)

Total increase (decrease) in net assets	(3,649,969)	(671,584)	(717,031)

Net assets as of December 31, 2022	$12,186,511	$4,832,760	$1,230,260

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco Comstock	Invesco Developing Markets	Invesco Discovery
Net assets as of December 31, 2020	$8,245,843	$334,764	$184,679

Investment income (loss):
Dividend distributions	134,208	301	—
Investment Expenses:
Mortality and expense risk and administrative charges	(85,528)	(3,109)	(1,811)

Net investment income (loss)	48,680	(2,808)	(1,811)

Increase (decrease) in net assets from operations:
Capital gain distributions	660,222	14,976	37,435
Realized capital gain (loss) on investments	356,786	20,463	10,145
Change in unrealized appreciation (depreciation)	1,477,313	(60,652)	(18,792)

Net gain (loss) on investments	2,494,321	(25,213)	28,788

Net increase (decrease) in net assets from operations	2,543,001	(28,021)	26,977

Contract owner transactions:
Variable annuity deposits	145,356	14,508	24,744
Terminations, withdrawals and annuity payments	(842,645)	(48,532)	(4,988)
Transfers between subaccounts, net	(347,608)	49,534	10,507
Maintenance charges and mortality adjustments	(19,124)	(1,622)	(423)

Increase (decrease) in net assets from contract transactions	(1,064,021)	13,888	29,840

Total increase (decrease) in net assets	1,478,980	(14,133)	56,817

Net assets as of December 31, 2021	$9,724,823	$320,631	$241,496

Investment income (loss):
Dividend distributions	166,337	1,349	—
Investment Expenses:
Mortality and expense risk and administrative charges	(88,897)	(2,219)	(1,464)

Net investment income (loss)	77,440	(870)	(1,464)

Increase (decrease) in net assets from operations:
Capital gain distributions	941,480	—	—
Realized capital gain (loss) on investments	308,984	(92)	(7,034)
Change in unrealized appreciation (depreciation)	(1,351,772)	(78,583)	(62,292)

Net gain (loss) on investments	(101,308)	(78,675)	(69,326)

Net increase (decrease) in net assets from operations	(23,868)	(79,545)	(70,790)

Contract owner transactions:
Variable annuity deposits	152,085	13,128	7,390
Terminations, withdrawals and annuity payments	(897,234)	(11,642)	(25,569)
Transfers between subaccounts, net	496,789	(2,862)	(2,683)
Maintenance charges and mortality adjustments	(24,820)	(1,246)	(1,451)

Increase (decrease) in net assets from contract transactions	(273,180)	(2,622)	(22,313)

Total increase (decrease) in net assets	(297,048)	(82,167)	(93,103)

Net assets as of December 31, 2022	$9,427,775	$238,464	$148,393

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco Discovery Mid Cap Growth	Invesco Energy	Invesco Equity and Income
Net assets as of December 31, 2020	$1,203,136	$11,964	$8,987,215

Investment income (loss):
Dividend distributions	—	399	123,055
Investment Expenses:
Mortality and expense risk and administrative charges	(12,035)	(163)	(86,022)

Net investment income (loss)	(12,035)	236	37,033

Increase (decrease) in net assets from operations:
Capital gain distributions	198,966	—	1,043,751
Realized capital gain (loss) on investments	157,047	168	291,012
Change in unrealized appreciation (depreciation)	(122,088)	6,825	84,860

Net gain (loss) on investments	233,925	6,993	1,419,623

Net increase (decrease) in net assets from operations	221,890	7,229	1,456,656

Contract owner transactions:
Variable annuity deposits	13,449	4,922	162,879
Terminations, withdrawals and annuity payments	(121,488)	—	(1,218,280)
Transfers between subaccounts, net	(62,397)	(1,131)	132,406
Maintenance charges and mortality adjustments	(3,500)	(155)	(27,493)

Increase (decrease) in net assets from contract transactions	(173,936)	3,636	(950,488)

Total increase (decrease) in net assets	47,954	10,865	506,168

Net assets as of December 31, 2021	$1,251,090	$22,829	$9,493,383

Investment income (loss):
Dividend distributions	—	708	145,852
Investment Expenses:
Mortality and expense risk and administrative charges	(9,329)	(518)	(75,603)

Net investment income (loss)	(9,329)	190	70,249

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	357,034
Realized capital gain (loss) on investments	(5,541)	808	62,547
Change in unrealized appreciation (depreciation)	(373,467)	14,028	(1,263,874)

Net gain (loss) on investments	(379,008)	14,836	(844,293)

Net increase (decrease) in net assets from operations	(388,337)	15,026	(774,044)

Contract owner transactions:
Variable annuity deposits	14,101	3,125	167,653
Terminations, withdrawals and annuity payments	(78,986)	(3,009)	(611,414)
Transfers between subaccounts, net	267,259	43,322	(364,714)
Maintenance charges and mortality adjustments	(2,466)	(506)	(21,301)

Increase (decrease) in net assets from contract transactions	199,908	42,932	(829,776)

Total increase (decrease) in net assets	(188,429)	57,958	(1,603,820)

Net assets as of December 31, 2022	$1,062,661	$80,787	$7,889,563

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco Global	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap
Net assets as of December 31, 2020	$536,335	$184,405	$1,509,728

Investment income (loss):
Dividend distributions	—	6,140	3,176
Investment Expenses:
Mortality and expense risk and administrative charges	(5,052)	(1,605)	(14,754)

Net investment income (loss)	(5,052)	4,535	(11,578)

Increase (decrease) in net assets from operations:
Capital gain distributions	38,155	—	245,518
Realized capital gain (loss) on investments	20,002	191	120,249
Change in unrealized appreciation (depreciation)	21,062	(11,655)	(39,462)

Net gain (loss) on investments	79,219	(11,464)	326,305

Net increase (decrease) in net assets from operations	74,167	(6,929)	314,727

Contract owner transactions:
Variable annuity deposits	20,094	2,355	29,570
Terminations, withdrawals and annuity payments	(15,544)	(780)	(189,320)
Transfers between subaccounts, net	(43,859)	478	(122,501)
Maintenance charges and mortality adjustments	(1,767)	(468)	(3,588)

Increase (decrease) in net assets from contract transactions	(41,076)	1,585	(285,839)

Total increase (decrease) in net assets	33,091	(5,344)	28,888

Net assets as of December 31, 2021	$569,426	$179,061	$1,538,616

Investment income (loss):
Dividend distributions	—	662	1,674
Investment Expenses:
Mortality and expense risk and administrative charges	(4,106)	(1,399)	(12,538)

Net investment income (loss)	(4,106)	(737)	(10,864)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,474	—	45,604
Realized capital gain (loss) on investments	(2,229)	36	12,577
Change in unrealized appreciation (depreciation)	(240,602)	(30,538)	(286,087)

Net gain (loss) on investments	(193,357)	(30,502)	(227,906)

Net increase (decrease) in net assets from operations	(197,463)	(31,239)	(238,770)

Contract owner transactions:
Variable annuity deposits	24,096	1,962	24,799
Terminations, withdrawals and annuity payments	(22,673)	(1,894)	(102,073)
Transfers between subaccounts, net	23,632	(54)	59,883
Maintenance charges and mortality adjustments	(1,771)	(499)	(3,186)

Increase (decrease) in net assets from contract transactions	23,284	(485)	(20,577)

Total increase (decrease) in net assets	(174,179)	(31,724)	(259,347)

Net assets as of December 31, 2022	$395,247	$147,337	$1,279,269

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco Oppenheimer V.I. International Growth Fund	Invesco Small Cap Growth (d)	Invesco Technology
Net assets as of December 31, 2020	$828,251	$3,368,752	$1,497,332

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,031)	(31,293)	(14,785)

Net investment income (loss)	(1,031)	(31,293)	(14,785)

Increase (decrease) in net assets from operations:
Capital gain distributions	29,561	886,639	364,935
Realized capital gain (loss) on investments	97,016	170,013	38,860
Change in unrealized appreciation (depreciation)	(94,112)	(798,653)	(193,759)

Net gain (loss) on investments	32,465	257,999	210,036

Net increase (decrease) in net assets from operations	31,434	226,706	195,251

Contract owner transactions:
Variable annuity deposits	—	2,766	45,162
Terminations, withdrawals and annuity payments	(117,395)	(373,089)	(41,473)
Transfers between subaccounts, net	(405,103)	(44,157)	19,321
Maintenance charges and mortality adjustments	(634)	(7,435)	(2,845)

Increase (decrease) in net assets from contract transactions	(523,132)	(421,915)	20,165

Total increase (decrease) in net assets	(491,698)	(195,209)	215,416

Net assets as of December 31, 2021	$336,553	$3,173,543	$1,712,748

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(898)	(18,935)	(11,493)

Net investment income (loss)	(898)	(18,935)	(11,493)

Increase (decrease) in net assets from operations:
Capital gain distributions	59,791	60,789	17,913
Realized capital gain (loss) on investments	(4,243)	(86,628)	(8,316)
Change in unrealized appreciation (depreciation)	(143,496)	(1,077,009)	(692,514)
Net gain (loss) on investments	(87,948)	(1,102,848)	(682,917)

Net increase (decrease) in net assets from operations	(88,846)	(1,121,783)	(694,410)

Contract owner transactions:
Variable annuity deposits	1,613	1,926	25,642
Terminations, withdrawals and annuity payments	(4,006)	(252,526)	(126,076)
Transfers between subaccounts, net	68,173	(46,998)	259,521
Maintenance charges and mortality adjustments	(631)	(5,900)	(3,379)

Increase (decrease) in net assets from contract transactions	65,149	(303,498)	155,708

Total increase (decrease) in net assets	(23,697)	(1,425,281)	(538,702)

Net assets as of December 31, 2022	$312,856	$1,748,262	$1,174,046

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. American Franchise Series I	Invesco V.I. American Franchise Series II	Invesco V.I. American Value
Net assets as of December 31, 2020	$1,690,957	$227,770	$295,594

Investment income (loss):
Dividend distributions	—	—	7,885
Investment Expenses:
Mortality and expense risk and administrative charges	(25,950)	(1,079)	(21,844)

Net investment income (loss)	(25,950)	(1,079)	(13,959)

Increase (decrease) in net assets from operations:
Capital gain distributions	203,730	5,086	—
Realized capital gain (loss) on investments	84,047	71,935	(46,395)
Change in unrealized appreciation (depreciation)	(87,943)	(63,718)	164,434

Net gain (loss) on investments	199,834	13,303	118,039

Net increase (decrease) in net assets from operations	173,884	12,224	104,080

Contract owner transactions:
Variable annuity deposits	842	7,517	19,277
Terminations, withdrawals and annuity payments	(138,572)	(78,752)	(292,447)
Transfers between subaccounts, net	21,848	(126,960)	3,370,896
Maintenance charges and mortality adjustments	(14,064)	(119)	(9,349)

Increase (decrease) in net assets from contract transactions	(129,946)	(198,314)	3,088,377

Total increase (decrease) in net assets	43,938	(186,090)	3,192,457

Net assets as of December 31, 2021	$1,734,895	$41,680	$3,488,051

Investment income (loss):
Dividend distributions	—	—	13,489
Investment Expenses:
Mortality and expense risk and administrative charges	(18,833)	(406)	(25,640)

Net investment income (loss)	(18,833)	(406)	(12,151)

Increase (decrease) in net assets from operations:
Capital gain distributions	328,481	9,249	546,409
Realized capital gain (loss) on investments	(10,200)	(303)	(3,688)
Change in unrealized appreciation (depreciation)	(845,683)	(21,911)	(664,275)
Net gain (loss) on investments	(527,402)	(12,965)	(121,554)

Net increase (decrease) in net assets from operations	(546,235)	(13,371)	(133,705)

Contract owner transactions:
Variable annuity deposits	(812)	566	24,184
Terminations, withdrawals and annuity payments	(76,154)	(577)	(464,523)
Transfers between subaccounts, net	1,384	2	105,213
Maintenance charges and mortality adjustments	(9,853)	(159)	(12,757)

Increase (decrease) in net assets from contract transactions	(85,435)	(168)	(347,883)

Total increase (decrease) in net assets	(631,670)	(13,539)	(481,588)

Net assets as of December 31, 2022	$1,103,225	$28,141	$3,006,463

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Bond (b)
Net assets as of December 31, 2020	$34,925	$8,894,007	$19,393,470

Investment income (loss):
Dividend distributions	1,950	163,304	250,570
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(91,457)	(145,023)

Net investment income (loss)	1,138	71,847	105,547

Increase (decrease) in net assets from operations:
Capital gain distributions	2,098	—	518,262
Realized capital gain (loss) on investments	171	519,768	164,825
Change in unrealized appreciation (depreciation)	1,460	2,285,597	(1,284,395)

Net gain (loss) on investments	3,729	2,805,365	(601,308)

Net increase (decrease) in net assets from operations	4,867	2,877,212	(495,761)

Contract owner transactions:
Variable annuity deposits	—	154,668	224,822
Terminations, withdrawals and annuity payments	(152)	(1,707,915)	(3,211,947)
Transfers between subaccounts, net	26,275	3,460,104	(2,906,880)
Maintenance charges and mortality adjustments	(28)	(47,059)	(59,561)

Increase (decrease) in net assets from contract transactions	26,095	1,859,798	(5,953,566)

Total increase (decrease) in net assets	30,962	4,737,010	(6,449,327)

Net assets as of December 31, 2021	$65,887	$13,631,017	$12,944,143

Investment income (loss):
Dividend distributions	4,269	156,896	340,427
Investment Expenses:
Mortality and expense risk and administrative charges	(664)	(90,605)	(39,097)

Net investment income (loss)	3,605	66,291	301,330

Increase (decrease) in net assets from operations:
Capital gain distributions	2,065	357,764	—
Realized capital gain (loss) on investments	(453)	571,733	(1,983,101)
Change in unrealized appreciation (depreciation)	(15,523)	(1,143,168)	334,337

Net gain (loss) on investments	(13,911)	(213,671)	(1,648,764)

Net increase (decrease) in net assets from operations	(10,306)	(147,380)	(1,347,434)

Contract owner transactions:
Variable annuity deposits	—	406,912	795,877
Terminations, withdrawals and annuity payments	(78)	(839,941)	(696,400)
Transfers between subaccounts, net	(1,307)	(1,402,475)	(11,694,424)
Maintenance charges and mortality adjustments	(119)	(41,793)	(1,762)

Increase (decrease) in net assets from contract transactions	(1,504)	(1,877,297)	(11,596,709)

Total increase (decrease) in net assets	(11,810)	(2,024,677)	(12,944,143)

Net assets as of December 31, 2022	$54,077	$11,606,340	$—

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond_(b)	Invesco V.I. Discovery Mid Cap Growth
Net assets as of December 31, 2020	$13,193	$—	$5,168,021

Investment income (loss):
Dividend distributions	150	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(222)	—	(40,980)

Net investment income (loss)	(72)	—	(40,980)

Increase (decrease) in net assets from operations:
Capital gain distributions	765	—	620,131
Realized capital gain (loss) on investments	31	—	449,287
Change in unrealized appreciation (depreciation)	4,875	—	(198,483)

Net gain (loss) on investments	5,671	—	870,935

Net increase (decrease) in net assets from operations	5,599	—	829,955

Contract owner transactions:
Variable annuity deposits	—	—	716,679
Terminations, withdrawals and annuity payments	(713)	—	(571,299)
Transfers between subaccounts, net	18,112	—	(386,758)
Maintenance charges and mortality adjustments	(83)	—	(17,520)

Increase (decrease) in net assets from contract transactions	17,316	—	(258,898)

Total increase (decrease) in net assets	22,915	—	571,057

Net assets as of December 31, 2021	$36,108	$—	$5,739,078

Investment income (loss):
Dividend distributions	148	58,363	—
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(69,151)	(32,523)

Net investment income (loss)	(130)	(10,788)	(32,523)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,726	6,445	1,295,109
Realized capital gain (loss) on investments	(5,360)	(105,470)	(71,045)
Change in unrealized appreciation (depreciation)	(9,500)	(531,281)	(2,972,810)

Net gain (loss) on investments	(11,134)	(630,306)	(1,748,746)

Net increase (decrease) in net assets from operations	(11,264)	(641,094)	(1,781,269)

Contract owner transactions:
Variable annuity deposits	10,635	146,323	254,266
Terminations, withdrawals and annuity payments	(749)	(1,210,561)	(252,538)
Transfers between subaccounts, net	(12,807)	11,515,951	(181,468)
Maintenance charges and mortality adjustments	(105)	(22,301)	(12,051)

Increase (decrease) in net assets from contract transactions	(3,026)	10,429,412	(191,791)

Total increase (decrease) in net assets	(14,290)	9,788,318	(1,973,060)

Net assets as of December 31, 2022	$21,818	$9,788,318	$3,766,018

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Equally-Weighted S&P 500 (b)	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund (a)
Net assets as of December 31, 2020	$—	$10,934,974	$28,671,131

Investment income (loss):
Dividend distributions	—	157,905	289,221
Investment Expenses:
Mortality and expense risk and administrative charges	—	(91,060)	(253,929)

Net investment income (loss)	—	66,845	35,292

Increase (decrease) in net assets from operations:
Capital gain distributions	—	94,254	1,863,344
Realized capital gain (loss) on investments	—	724,597	1,351,040
Change in unrealized appreciation (depreciation)	—	865,316	(1,884,403)

Net gain (loss) on investments	—	1,684,167	1,329,981

Net increase (decrease) in net assets from operations	—	1,751,012	1,365,273

Contract owner transactions:
Variable annuity deposits	—	56,667	374,234
Terminations, withdrawals and annuity payments	—	(1,085,415)	(3,778,329)
Transfers between subaccounts, net	—	(1,868,044)	556,713
Maintenance charges and mortality adjustments	—	(46,588)	(116,969)

Increase (decrease) in net assets from contract transactions	—	(2,943,380)	(2,964,351)

Total increase (decrease) in net assets	—	(1,192,368)	(1,599,078)

Net assets as of December 31, 2021	$—	$9,742,606	$27,072,053

Investment income (loss):
Dividend distributions	4,499	131,666	273,589
Investment Expenses:
Mortality and expense risk and administrative charges	(1,776)	(73,287)	(179,229)

Net investment income (loss)	2,723	58,379	94,360

Increase (decrease) in net assets from operations:
Capital gain distributions	30,339	1,214,933	2,140,116
Realized capital gain (loss) on investments	(6,646)	80,258	(186,972)
Change in unrealized appreciation (depreciation)	(48,615)	(2,225,850)	(7,007,447)

Net gain (loss) on investments	(24,922)	(930,659)	(5,054,303)

Net increase (decrease) in net assets from operations	(22,199)	(872,280)	(4,959,943)

Contract owner transactions:
Variable annuity deposits	—	55,501	200,981
Terminations, withdrawals and annuity payments	(4,745)	(644,729)	(2,760,290)
Transfers between subaccounts, net	560,714	793,899	(1,555,938)
Maintenance charges and mortality adjustments	(362)	(39,875)	(73,833)

Increase (decrease) in net assets from contract transactions	555,607	164,796	(4,189,080)

Total increase (decrease) in net assets	533,408	(707,484)	(9,149,023)

Net assets as of December 31, 2022	$533,408	$9,035,122	$17,923,030

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Global	Invesco V.I. Global Core Equity	Invesco V.I. Global Real Estate Series I
Net assets as of December 31, 2020	$5,246,520	$32,195	$8,018,527

Investment income (loss):
Dividend distributions	—	265	228,779
Investment Expenses:
Mortality and expense risk and administrative charges	(43,423)	(278)	(64,983)

Net investment income (loss)	(43,423)	(13)	163,796

Increase (decrease) in net assets from operations:
Capital gain distributions	277,030	5,788	—
Realized capital gain (loss) on investments	246,844	78	31,739
Change in unrealized appreciation (depreciation)	226,378	(1,098)	1,659,180

Net gain (loss) on investments	750,252	4,768	1,690,919

Net increase (decrease) in net assets from operations	706,829	4,755	1,854,715

Contract owner transactions:
Variable annuity deposits	281,214	—	226,597
Terminations, withdrawals and annuity payments	(511,551)	(57)	(1,060,957)
Transfers between subaccounts, net	(415,197)	—	(227,181)
Maintenance charges and mortality adjustments	(12,561)	(41)	(35,973)

Increase (decrease) in net assets from contract transactions	(658,095)	(98)	(1,097,514)

Total increase (decrease) in net assets	48,734	4,657	757,201

Net assets as of December 31, 2021	$5,295,254	$36,852	$8,775,728

Investment income (loss):
Dividend distributions	—	3	188,530
Investment Expenses:
Mortality and expense risk and administrative charges	(31,070)	(173)	(51,669)

Net investment income (loss)	(31,070)	(170)	136,861

Increase (decrease) in net assets from operations:
Capital gain distributions	694,516	911	—
Realized capital gain (loss) on investments	4,675	487	(49,521)
Change in unrealized appreciation (depreciation)	(2,378,848)	(5,858)	(2,148,727)

Net gain (loss) on investments	(1,679,657)	(4,460)	(2,198,248)

Net increase (decrease) in net assets from operations	(1,710,727)	(4,630)	(2,061,387)

Contract owner transactions:
Variable annuity deposits	56,226	—	94,245
Terminations, withdrawals and annuity payments	(143,002)	—	(708,512)
Transfers between subaccounts, net	60,475	(19,567)	(469,152)
Maintenance charges and mortality adjustments	(8,442)	(27)	(27,261)

Increase (decrease) in net assets from contract transactions	(34,743)	(19,594)	(1,110,680)

Total increase (decrease) in net assets	(1,745,470)	(24,224)	(3,172,067)

Net assets as of December 31, 2022	$3,549,784	$12,628	$5,603,661

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income	Invesco V.I. Government Money Market
Net assets as of December 31, 2020	$260,912	$30,854	$32,631,362

Investment income (loss):
Dividend distributions	8,249	107	2,099
Investment Expenses:
Mortality and expense risk and administrative charges	(761)	(64)	(237,554)

Net investment income (loss)	7,488	43	(235,455)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	5,058	(1,109)	—
Change in unrealized appreciation (depreciation)	54,698	625	—

Net gain (loss) on investments	59,756	(484)	—

Net increase (decrease) in net assets from operations	67,244	(441)	(235,455)

Contract owner transactions:
Variable annuity deposits	9,469	—	3,397,495
Terminations, withdrawals and annuity payments	(53,508)	(578)	(5,203,130)
Transfers between subaccounts, net	7,135	(27,471)	(2,538,239)
Maintenance charges and mortality adjustments	(475)	(23)	(116,593)

Increase (decrease) in net assets from contract transactions	(37,379)	(28,072)	(4,460,467)

Total increase (decrease) in net assets	29,865	(28,513)	(4,695,922)

Net assets as of December 31, 2021	$290,777	$2,341	$27,935,440

Investment income (loss):
Dividend distributions	3,664	—	609,356
Investment Expenses:
Mortality and expense risk and administrative charges	(456)	(25)	(349,147)

Net investment income (loss)	3,208	(25)	260,209

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(7,665)	(40)	—
Change in unrealized appreciation (depreciation)	(59,960)	(240)	—

Net gain (loss) on investments	(67,625)	(280)	—

Net increase (decrease) in net assets from operations	(64,417)	(305)	260,209

Contract owner transactions:
Variable annuity deposits	3,376	—	3,669,608
Terminations, withdrawals and annuity payments	(104,866)	(105)	(6,170,020)
Transfers between subaccounts, net	(72)	—	15,428,010
Maintenance charges and mortality adjustments	(425)	(4)	(119,510)

Increase (decrease) in net assets from contract transactions	(101,987)	(109)	12,808,088

Total increase (decrease) in net assets	(166,404)	(414)	13,068,297

Net assets as of December 31, 2022	$124,373	$1,927	$41,003,737

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. Health Care Series I
Net assets as of December 31, 2020	$14,162,203	$13,072	$9,546,248

Investment income (loss):
Dividend distributions	293,501	212	16,032
Investment Expenses:
Mortality and expense risk and administrative charges	(108,166)	(222)	(60,546)

Net investment income (loss)	185,335	(10)	(44,514)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	833,893
Realized capital gain (loss) on investments	(7,896)	(3)	412,556
Change in unrealized appreciation (depreciation)	(621,204)	3,458	(382,586)

Net gain (loss) on investments	(629,100)	3,455	863,863

Net increase (decrease) in net assets from operations	(443,765)	3,445	819,349

Contract owner transactions:
Variable annuity deposits	121,294	—	647,588
Terminations, withdrawals and annuity payments	(2,046,675)	—	(840,564)
Transfers between subaccounts, net	1,026,072	—	(2,034,585)
Maintenance charges and mortality adjustments	(76,764)	(4)	(32,845)

Increase (decrease) in net assets from contract transactions	(976,073)	(4)	(2,260,406)

Total increase (decrease) in net assets	(1,419,838)	3,441	(1,441,057)

Net assets as of December 31, 2021	$12,742,365	$16,513	$8,105,191

Investment income (loss):
Dividend distributions	181,939	201	—
Investment Expenses:
Mortality and expense risk and administrative charges	(85,920)	(194)	(54,377)

Net investment income (loss)	96,019	7	(54,377)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,475	1,015,527
Realized capital gain (loss) on investments	(322,590)	(4)	(25,843)
Change in unrealized appreciation (depreciation)	(1,151,739)	(2,661)	(2,037,475)

Net gain (loss) on investments	(1,474,329)	(1,190)	(1,047,791)

Net increase (decrease) in net assets from operations	(1,378,310)	(1,183)	(1,102,168)

Contract owner transactions:
Variable annuity deposits	79,528	—	106,307
Terminations, withdrawals and annuity payments	(1,041,362)	—	(456,818)
Transfers between subaccounts, net	(285,876)	—	769,161
Maintenance charges and mortality adjustments	(44,409)	(31)	(27,898)

Increase (decrease) in net assets from contract transactions	(1,292,119)	(31)	390,752

Total increase (decrease) in net assets	(2,670,429)	(1,214)	(711,416)

Net assets as of December 31, 2022	$10,071,936	$15,299	$7,393,775

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Health Care Series II	Invesco V.I. High Yield	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2020	$121,066	$26,087	$11,150,641

Investment income (loss):
Dividend distributions	4	—	23,939
Investment Expenses:
Mortality and expense risk and administrative charges	(1,792)	(25)	(92,384)

Net investment income (loss)	(1,788)	(25)	(68,445)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,509	—	—
Realized capital gain (loss) on investments	15,178	(117)	60,468
Change in unrealized appreciation (depreciation)	(16,775)	518	2,120,462

Net gain (loss) on investments	12,912	401	2,180,930

Net increase (decrease) in net assets from operations	11,124	376	2,112,485

Contract owner transactions:
Variable annuity deposits	—	—	205,675
Terminations, withdrawals and annuity payments	(2,279)	—	(1,487,022)
Transfers between subaccounts, net	(101,305)	(26,446)	(2,218,049)
Maintenance charges and mortality adjustments	(362)	(17)	(42,451)

Increase (decrease) in net assets from contract transactions	(103,946)	(26,463)	(3,541,847)

Total increase (decrease) in net assets	(92,822)	(26,087)	(1,429,362)

Net assets as of December 31, 2021	$28,244	$—	$9,721,279

Investment income (loss):
Dividend distributions	—	—	5,912
Investment Expenses:
Mortality and expense risk and administrative charges	(412)	—	(74,659)

Net investment income (loss)	(412)	—	(68,747)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,829	—	1,805,737
Realized capital gain (loss) on investments	(442)	—	(129,550)
Change in unrealized appreciation (depreciation)	(4,326)	—	(3,106,712)

Net gain (loss) on investments	(2,939)	—	(1,430,525)

Net increase (decrease) in net assets from operations	(3,351)	—	(1,499,272)

Contract owner transactions:
Variable annuity deposits	178,983	—	160,893
Terminations, withdrawals and annuity payments	(11,600)	—	(974,898)
Transfers between subaccounts, net	(657)	—	542,865
Maintenance charges and mortality adjustments	(66)	—	(24,487)

Increase (decrease) in net assets from contract transactions	166,660	—	(295,627)

Total increase (decrease) in net assets	163,309	—	(1,794,899)

Net assets as of December 31, 2022	$191,553	$—	$7,926,380

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. S&P 500 Index (b)	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2020	$14,585,519	$486,759	$34,289

Investment income (loss):
Dividend distributions	27,130	6,098	1
Investment Expenses:
Mortality and expense risk and administrative charges	(145,690)	(3,367)	(93)

Net investment income (loss)	(118,560)	2,731	(92)

Increase (decrease) in net assets from operations:
Capital gain distributions	948,629	62,800	2,469
Realized capital gain (loss) on investments	1,019,872	6,870	2,012
Change in unrealized appreciation (depreciation)	1,110,880	62,802	908

Net gain (loss) on investments	3,079,381	132,472	5,389

Net increase (decrease) in net assets from operations	2,960,821	135,203	5,297

Contract owner transactions:
Variable annuity deposits	323,514	16,796	—
Terminations, withdrawals and annuity payments	(2,268,487)	(8,422)	(9,251)
Transfers between subaccounts, net	232,476	8,361	13,085
Maintenance charges and mortality adjustments	(78,048)	(294)	(75)

Increase (decrease) in net assets from contract transactions	(1,790,545)	16,441	3,759

Total increase (decrease) in net assets	1,170,276	151,644	9,056

Net assets as of December 31, 2021	$15,755,795	$638,403	$43,345

Investment income (loss):
Dividend distributions	31,950	6,709	—
Investment Expenses:
Mortality and expense risk and administrative charges	(120,067)	(1,046)	(69)

Net investment income (loss)	(88,117)	5,663	(69)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,497,041	87,508	5,365
Realized capital gain (loss) on investments	118,597	(75,166)	153
Change in unrealized appreciation (depreciation)	(4,215,384)	(104,922)	(12,922)

Net gain (loss) on investments	(2,599,746)	(92,580)	(7,404)

Net increase (decrease) in net assets from operations	(2,687,863)	(86,917)	(7,473)

Contract owner transactions:
Variable annuity deposits	166,446	—	—
Terminations, withdrawals and annuity payments	(1,307,185)	(121)	(609)
Transfers between subaccounts, net	156,104	(551,162)	(9,369)
Maintenance charges and mortality adjustments	(59,117)	(203)	(54)

Increase (decrease) in net assets from contract transactions	(1,043,752)	(551,486)	(10,032)

Total increase (decrease) in net assets	(3,731,615)	(638,403)	(17,505)

Net assets as of December 31, 2022	$12,024,180	$—	$25,840

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco Value Opportunities	Janus Henderson Adaptive Risk Managed U.S. Equity (a)	Janus Henderson Mid Cap Value
Net assets as of December 31, 2020	$2,002,769	$939,601	$146,602

Investment income (loss):
Dividend distributions	13,827	908	151
Investment Expenses:
Mortality and expense risk and administrative charges	(21,517)	(9,362)	(1,150)

Net investment income (loss)	(7,690)	(8,454)	(999)

Increase (decrease) in net assets from operations:
Capital gain distributions	189,051	221,743	10,726
Realized capital gain (loss) on investments	135,581	31,778	8,776
Change in unrealized appreciation (depreciation)	353,728	(82,050)	4,532

Net gain (loss) on investments	678,360	171,471	24,034

Net increase (decrease) in net assets from operations	670,670	163,017	23,035

Contract owner transactions:
Variable annuity deposits	34,045	30,051	3,091
Terminations, withdrawals and annuity payments	(329,946)	(181,035)	(28,507)
Transfers between subaccounts, net	64,686	35,362	(40,619)
Maintenance charges and mortality adjustments	(5,063)	(2,074)	(573)

Increase (decrease) in net assets from contract transactions	(236,278)	(117,696)	(66,608)

Total increase (decrease) in net assets	434,392	45,321	(43,573)

Net assets as of December 31, 2021	$2,437,161	$984,922	$103,029

Investment income (loss):
Dividend distributions	15,493	11,674	471
Investment Expenses:
Mortality and expense risk and administrative charges	(20,506)	(7,643)	(579)

Net investment income (loss)	(5,013)	4,031	(108)

Increase (decrease) in net assets from operations:
Capital gain distributions	187,234	5,008	2,919
Realized capital gain (loss) on investments	72,819	(24,323)	394
Change in unrealized appreciation (depreciation)	(252,884)	(134,844)	(9,096)

Net gain (loss) on investments	7,169	(154,159)	(5,783)

Net increase (decrease) in net assets from operations	2,156	(150,128)	(5,891)

Contract owner transactions:
Variable annuity deposits	28,435	25,801	1,998
Terminations, withdrawals and annuity payments	(157,948)	(80,809)	(11,399)
Transfers between subaccounts, net	(40,391)	(28,110)	(26,656)
Maintenance charges and mortality adjustments	(4,413)	(1,298)	(208)

Increase (decrease) in net assets from contract transactions	(174,317)	(84,416)	(36,265)

Total increase (decrease) in net assets	(172,161)	(234,544)	(42,156)

Net assets as of December 31, 2022	$2,265,000	$750,378	$60,873

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Janus Henderson Overseas	Janus Henderson VIT Enterprise	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2020	$2,900,030	$31,834,681	$115,047

Investment income (loss):
Dividend distributions	22,018	82,494	560
Investment Expenses:
Mortality and expense risk and administrative charges	(28,671)	(278,712)	(680)

Net investment income (loss)	(6,653)	(196,218)	(120)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,111,837	—
Realized capital gain (loss) on investments	103,694	2,298,616	1,209
Change in unrealized appreciation (depreciation)	236,923	(548,139)	26,510

Net gain (loss) on investments	340,617	4,862,314	27,719

Net increase (decrease) in net assets from operations	333,964	4,666,096	27,599

Contract owner transactions:
Variable annuity deposits	73,378	591,881	26,418
Terminations, withdrawals and annuity payments	(359,055)	(4,099,353)	(6,756)
Transfers between subaccounts, net	248,603	83,220	37,564
Maintenance charges and mortality adjustments	(8,890)	(121,340)	(103)

Increase (decrease) in net assets from contract transactions	(45,964)	(3,545,592)	57,123

Total increase (decrease) in net assets	288,000	1,120,504	84,722

Net assets as of December 31, 2021	$3,188,030	$32,955,185	$199,769

Investment income (loss):
Dividend distributions	41,904	22,522	2,403
Investment Expenses:
Mortality and expense risk and administrative charges	(32,936)	(232,461)	(892)

Net investment income (loss)	8,968	(209,939)	1,511

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,930,931	15,735
Realized capital gain (loss) on investments	34,388	320,533	(174)
Change in unrealized appreciation (depreciation)	(423,744)	(10,567,840)	(28,901)

Net gain (loss) on investments	(389,356)	(5,316,376)	(13,340)

Net increase (decrease) in net assets from operations	(380,388)	(5,526,315)	(11,829)

Contract owner transactions:
Variable annuity deposits	80,646	810,066	13,506
Terminations, withdrawals and annuity payments	(254,722)	(2,808,764)	(5,911)
Transfers between subaccounts, net	866,093	(25,627)	11,914
Maintenance charges and mortality adjustments	(11,330)	(80,587)	(211)

Increase (decrease) in net assets from contract transactions	680,687	(2,104,912)	19,298

Total increase (decrease) in net assets	300,299	(7,631,227)	7,469

Net assets as of December 31, 2022	$3,488,329	$25,323,958	$207,238

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio
Net assets as of December 31, 2020	$316,203	$19,181,043	$5,712,723

Investment income (loss):
Dividend distributions	4,788	3,237	74,597
Investment Expenses:
Mortality and expense risk and administrative charges	(2,075)	(166,517)	(37,411)

Net investment income (loss)	2,713	(163,280)	37,186

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,031,801	60,846
Realized capital gain (loss) on investments	5,881	1,128,224	41,151
Change in unrealized appreciation (depreciation)	37,578	1,413,326	(292,543)

Net gain (loss) on investments	43,459	3,573,351	(190,546)

Net increase (decrease) in net assets from operations	46,172	3,410,071	(153,360)

Contract owner transactions:
Variable annuity deposits	—	386,135	388,142
Terminations, withdrawals and annuity payments	(9,043)	(2,189,214)	(511,363)
Transfers between subaccounts, net	99,626	(981,673)	(566,556)
Maintenance charges and mortality adjustments	(14)	(57,601)	(20,770)

Increase (decrease) in net assets from contract transactions	90,569	(2,842,353)	(710,547)

Total increase (decrease) in net assets	136,741	567,718	(863,907)

Net assets as of December 31, 2021	$452,944	$19,748,761	$4,848,816

Investment income (loss):
Dividend distributions	6,541	—	79,929
Investment Expenses:
Mortality and expense risk and administrative charges	(1,774)	(110,085)	(30,980)

Net investment income (loss)	4,767	(110,085)	48,949

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,254,194	24,145
Realized capital gain (loss) on investments	(9,850)	657,914	(156,224)
Change in unrealized appreciation (depreciation)	(48,033)	(8,393,985)	(576,902)

Net gain (loss) on investments	(57,883)	(5,481,877)	(708,981)

Net increase (decrease) in net assets from operations	(53,116)	(5,591,962)	(660,032)

Contract owner transactions:
Variable annuity deposits	2,184	113,618	919,406
Terminations, withdrawals and annuity payments	(14,101)	(1,584,205)	(490,910)
Transfers between subaccounts, net	(21,819)	(2,617,459)	(932,019)
Maintenance charges and mortality adjustments	(169)	(26,038)	(13,948)

Increase (decrease) in net assets from contract transactions	(33,905)	(4,114,084)	(517,471)

Total increase (decrease) in net assets	(87,021)	(9,706,046)	(1,177,503)

Net assets as of December 31, 2022	$365,923	$10,042,715	$3,671,313

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2020	$189,496	$128,746	$5,231,287

Investment income (loss):
Dividend distributions	659	761	151,122
Investment Expenses:
Mortality and expense risk and administrative charges	(1,452)	(1,769)	(37,452)

Net investment income (loss)	(793)	(1,008)	113,670

Increase (decrease) in net assets from operations:
Capital gain distributions	5,541	6,497	79,951
Realized capital gain (loss) on investments	16,931	552	71,949
Change in unrealized appreciation (depreciation)	18,974	29,287	(148,419)

Net gain (loss) on investments	41,446	36,336	3,481

Net increase (decrease) in net assets from operations	40,653	35,328	117,151

Contract owner transactions:
Variable annuity deposits	93,617	—	1,082,607
Terminations, withdrawals and annuity payments	—	(82)	(735,804)
Transfers between subaccounts, net	877	—	(593,828)
Maintenance charges and mortality adjustments	(101)	(60)	(10,056)

Increase (decrease) in net assets from contract transactions	94,393	(142)	(257,081)

Total increase (decrease) in net assets	135,046	35,186	(139,930)

Net assets as of December 31, 2021	$324,542	$163,932	$5,091,357

Investment income (loss):
Dividend distributions	231	393	196,420
Investment Expenses:
Mortality and expense risk and administrative charges	(1,155)	(2,278)	(32,529)

Net investment income (loss)	(924)	(1,885)	163,891

Increase (decrease) in net assets from operations:
Capital gain distributions	56,445	26,346	12,085
Realized capital gain (loss) on investments	952	11,740	(76,821)
Change in unrealized appreciation (depreciation)	(119,291)	(83,442)	(778,788)

Net gain (loss) on investments	(61,894)	(45,356)	(843,524)

Net increase (decrease) in net assets from operations	(62,818)	(47,241)	(679,633)

Contract owner transactions:
Variable annuity deposits	8,038	2,920	173,525
Terminations, withdrawals and annuity payments	—	(2,969)	(344,786)
Transfers between subaccounts, net	(15,941)	147,359	(28,196)
Maintenance charges and mortality adjustments	(219)	(171)	(9,889)

Increase (decrease) in net assets from contract transactions	(8,122)	147,139	(209,346)

Total increase (decrease) in net assets	(70,940)	99,898	(888,979)

Net assets as of December 31, 2022	$253,602	$263,830	$4,202,378

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC
Net assets as of December 31, 2020	$2,806,164	$50,294	$45,954

Investment income (loss):
Dividend distributions	—	133	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,147)	(229)	(550)

Net investment income (loss)	(22,147)	(96)	(550)

Increase (decrease) in net assets from operations:
Capital gain distributions	625,019	1,865	1,415
Realized capital gain (loss) on investments	254,961	8,837	3,203
Change in unrealized appreciation (depreciation)	(970,528)	(7,810)	(6,565)

Net gain (loss) on investments	(90,548)	2,892	(1,947)

Net increase (decrease) in net assets from operations	(112,695)	2,796	(2,497)

Contract owner transactions:
Variable annuity deposits	460,950	—	—
Terminations, withdrawals and annuity payments	(170,199)	(2,873)	(350)
Transfers between subaccounts, net	(509,465)	(30,198)	(42,971)
Maintenance charges and mortality adjustments	(6,512)	(53)	(136)

Increase (decrease) in net assets from contract transactions	(225,226)	(33,124)	(43,457)

Total increase (decrease) in net assets	(337,921)	(30,328)	(45,954)

Net assets as of December 31, 2021	$2,468,243	$19,966	$—

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,267)	(82)	(13)

Net investment income (loss)	(12,267)	(82)	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,320
Realized capital gain (loss) on investments	(267,157)	(2,769)	(2,119)
Change in unrealized appreciation (depreciation)	(600,700)	(696)	—

Net gain (loss) on investments	(867,857)	(3,465)	(799)

Net increase (decrease) in net assets from operations	(880,124)	(3,547)	(812)

Contract owner transactions:
Variable annuity deposits	119,152	—	11,107
Terminations, withdrawals and annuity payments	(117,282)	(316)	(10,288)
Transfers between subaccounts, net	(167,713)	(16,071)	2
Maintenance charges and mortality adjustments	(3,384)	(32)	(9)

Increase (decrease) in net assets from contract transactions	(169,227)	(16,419)	812

Total increase (decrease) in net assets	(1,049,351)	(19,966)	—

Net assets as of December 31, 2022	$1,418,892	$—	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS® VIT Emerging Markets Equity
Net assets as of December 31, 2020	$55,566	$73,781	$161,856

Investment income (loss):
Dividend distributions	374	8,042	239
Investment Expenses:
Mortality and expense risk and administrative charges	(421)	(1,289)	(1,497)

Net investment income (loss)	(47)	6,753	(1,258)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,045	2,725	8
Realized capital gain (loss) on investments	143	303	7,782
Change in unrealized appreciation (depreciation)	8,915	(5,525)	(11,243)

Net gain (loss) on investments	15,103	(2,497)	(3,453)

Net increase (decrease) in net assets from operations	15,056	4,256	(4,711)

Contract owner transactions:
Variable annuity deposits	—	107,157	—
Terminations, withdrawals and annuity payments	(2,170)	(384)	(65,978)
Transfers between subaccounts, net	—	226,906	(9,805)
Maintenance charges and mortality adjustments	(164)	(215)	(352)

Increase (decrease) in net assets from contract transactions	(2,334)	333,464	(76,135)

Total increase (decrease) in net assets	12,722	337,720	(80,846)

Net assets as of December 31, 2021	$68,288	$411,501	$81,010

Investment income (loss):
Dividend distributions	334	18,927	2,742
Investment Expenses:
Mortality and expense risk and administrative charges	(307)	(1,663)	(796)

Net investment income (loss)	27	17,264	1,946

Increase (decrease) in net assets from operations:
Capital gain distributions	2,776	1,116	4,885
Realized capital gain (loss) on investments	(2,355)	(761)	(5,968)
Change in unrealized appreciation (depreciation)	(10,070)	(88,345)	(19,630)

Net gain (loss) on investments	(9,649)	(87,990)	(20,713)

Net increase (decrease) in net assets from operations	(9,622)	(70,726)	(18,767)

Contract owner transactions:
Variable annuity deposits	—	150,576	—
Terminations, withdrawals and annuity payments	(20,260)	(710)	(9,133)
Transfers between subaccounts, net	644	49,310	2,381
Maintenance charges and mortality adjustments	(166)	(402)	(266)

Increase (decrease) in net assets from contract transactions	(19,782)	198,774	(7,018)

Total increase (decrease) in net assets	(29,404)	128,048	(25,785)

Net assets as of December 31, 2022	$38,884	$539,549	$55,225

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Global Tactical Allocation	MFS® VIT High Yield	MFS® VIT II MA Investors Growth Stock
Net assets as of December 31, 2020	$7,184	$179,862	$—

Investment income (loss):
Dividend distributions	57	2,652	—
Investment Expenses:
Mortality and expense risk and administrative charges	(105)	(750)	—

Net investment income (loss)	(48)	1,902	—

Increase (decrease) in net assets from operations:
Capital gain distributions	332	—	—
Realized capital gain (loss) on investments	(60)	4,423	—
Change in unrealized appreciation (depreciation)	(146)	(3,851)	—

Net gain (loss) on investments	126	572	—

Net increase (decrease) in net assets from operations	78	2,474	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(930)	(4,665)	—
Transfers between subaccounts, net	—	(121,483)	—
Maintenance charges and mortality adjustments	(1)	(111)	—

Increase (decrease) in net assets from contract transactions	(931)	(126,259)	—

Total increase (decrease) in net assets	(853)	(123,785)	—

Net assets as of December 31, 2021	$6,331	$56,077	$—

Investment income (loss):
Dividend distributions	112	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(72)	(45)	(232)

Net investment income (loss)	40	(45)	(232)

Increase (decrease) in net assets from operations:
Capital gain distributions	394	—	10,479
Realized capital gain (loss) on investments	(218)	(4,624)	(80)
Change in unrealized appreciation (depreciation)	(743)	(140)	(24,492)

Net gain (loss) on investments	(567)	(4,764)	(14,093)

Net increase (decrease) in net assets from operations	(527)	(4,809)	(14,325)

Contract owner transactions:
Variable annuity deposits	—	—	73,482
Terminations, withdrawals and annuity payments	(966)	(304)	(3,333)
Transfers between subaccounts, net	—	(50,929)	96,964
Maintenance charges and mortality adjustments	(12)	(35)	(34)

Increase (decrease) in net assets from contract transactions	(978)	(51,268)	167,079

Total increase (decrease) in net assets	(1,505)	(56,077)	152,754

Net assets as of December 31, 2022	$4,826	$—	$152,754

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT II Research International	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust
Net assets as of December 31, 2020	$10,735,215	$2,372,547	$24,754

Investment income (loss):
Dividend distributions	66,094	3,276	231
Investment Expenses:
Mortality and expense risk and administrative charges	(91,304)	(29,918)	(294)

Net investment income (loss)	(25,210)	(26,642)	(63)

Increase (decrease) in net assets from operations:
Capital gain distributions	475,492	63,529	1,766
Realized capital gain (loss) on investments	761,989	61,836	960
Change in unrealized appreciation (depreciation)	(243,064)	103,845	5,184

Net gain (loss) on investments	994,417	229,210	7,910

Net increase (decrease) in net assets from operations	969,207	202,568	7,847

Contract owner transactions:
Variable annuity deposits	425,272	55,404	62,600
Terminations, withdrawals and annuity payments	(1,750,370)	(104,359)	(6,454)
Transfers between subaccounts, net	(557,435)	(87,417)	—
Maintenance charges and mortality adjustments	(41,446)	(962)	(67)

Increase (decrease) in net assets from contract transactions	(1,923,979)	(137,334)	56,079

Total increase (decrease) in net assets	(954,772)	65,234	63,926

Net assets as of December 31, 2021	$9,780,443	$2,437,781	$88,680

Investment income (loss):
Dividend distributions	132,024	9,140	399
Investment Expenses:
Mortality and expense risk and administrative charges	(72,172)	(20,702)	(778)

Net investment income (loss)	59,852	(11,562)	(379)

Increase (decrease) in net assets from operations:
Capital gain distributions	184,819	80,490	13,533
Realized capital gain (loss) on investments	(201,637)	19,435	(4,192)
Change in unrealized appreciation (depreciation)	(2,006,013)	(707,409)	(26,587)

Net gain (loss) on investments	(2,022,831)	(607,484)	(17,246)

Net increase (decrease) in net assets from operations	(1,962,979)	(619,046)	(17,625)

Contract owner transactions:
Variable annuity deposits	776,689	59,384	27,012
Terminations, withdrawals and annuity payments	(876,476)	(322,146)	(13,099)
Transfers between subaccounts, net	(939,525)	76,613	23
Maintenance charges and mortality adjustments	(24,586)	(2,661)	(202)

Increase (decrease) in net assets from contract transactions	(1,063,898)	(188,810)	13,734

Total increase (decrease) in net assets	(3,026,877)	(807,856)	(3,891)

Net assets as of December 31, 2022	$6,753,566	$1,629,925	$84,789

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT New Discovery	MFS® VIT Research	MFS® VIT Total Return
Net assets as of December 31, 2020	$311,614	$141,651	$19,074,739

Investment income (loss):
Dividend distributions	—	150	299,781
Investment Expenses:
Mortality and expense risk and administrative charges	(2,082)	(142)	(143,895)

Net investment income (loss)	(2,082)	8	155,886

Increase (decrease) in net assets from operations:
Capital gain distributions	77,308	2,583	909,261
Realized capital gain (loss) on investments	12,177	17,778	582,733
Change in unrealized appreciation (depreciation)	(84,049)	(14,533)	675,027

Net gain (loss) on investments	5,436	5,828	2,167,021

Net increase (decrease) in net assets from operations	3,354	5,836	2,322,907

Contract owner transactions:
Variable annuity deposits	32,739	1	181,431
Terminations, withdrawals and annuity payments	(32,708)	(1,888)	(2,219,589)
Transfers between subaccounts, net	94,760	(97,206)	(522,254)
Maintenance charges and mortality adjustments	(757)	(85)	(110,692)

Increase (decrease) in net assets from contract transactions	94,034	(99,178)	(2,671,104)

Total increase (decrease) in net assets	97,388	(93,342)	(348,197)

Net assets as of December 31, 2021	$409,002	$48,309	$18,726,542

Investment income (loss):
Dividend distributions	—	79	256,707
Investment Expenses:
Mortality and expense risk and administrative charges	(1,376)	(102)	(130,326)

Net investment income (loss)	(1,376)	(23)	126,381

Increase (decrease) in net assets from operations:
Capital gain distributions	109,491	5,268	1,526,684
Realized capital gain (loss) on investments	(28,791)	102	95,282
Change in unrealized appreciation (depreciation)	(203,070)	(13,750)	(3,692,920)

Net gain (loss) on investments	(122,370)	(8,380)	(2,070,954)

Net increase (decrease) in net assets from operations	(123,746)	(8,403)	(1,944,573)

Contract owner transactions:
Variable annuity deposits	78,365	—	140,014
Terminations, withdrawals and annuity payments	(87,343)	(1,869)	(1,469,966)
Transfers between subaccounts, net	(9,855)	—	859,504
Maintenance charges and mortality adjustments	(703)	(80)	(69,839)

Increase (decrease) in net assets from contract transactions	(19,536)	(1,949)	(540,287)

Total increase (decrease) in net assets	(143,282)	(10,352)	(2,484,860)

Net assets as of December 31, 2022	$265,720	$37,957	$16,241,682

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Total Return Bond	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt
Net assets as of December 31, 2020	$163,316	$15,127,555	$160,864

Investment income (loss):
Dividend distributions	4,787	225,378	9,632
Investment Expenses:
Mortality and expense risk and administrative charges	(1,183)	(120,463)	(464)

Net investment income (loss)	3,604	104,915	9,168

Increase (decrease) in net assets from operations:
Capital gain distributions	14	507,991	—
Realized capital gain (loss) on investments	83	467,833	(2,959)
Change in unrealized appreciation (depreciation)	(6,522)	796,485	(10,281)

Net gain (loss) on investments	(6,425)	1,772,309	(13,240)

Net increase (decrease) in net assets from operations	(2,821)	1,877,224	(4,072)

Contract owner transactions:
Variable annuity deposits	119,088	557,131	—
Terminations, withdrawals and annuity payments	(4,131)	(1,525,687)	(33,409)
Transfers between subaccounts, net	31,718	(638,903)	32,545
Maintenance charges and mortality adjustments	(246)	(59,879)	(27)

Increase (decrease) in net assets from contract transactions	146,429	(1,667,338)	(891)

Total increase (decrease) in net assets	143,608	209,886	(4,963)

Net assets as of December 31, 2021	$306,924	$15,337,441	$155,901

Investment income (loss):
Dividend distributions	7,169	359,809	9,707
Investment Expenses:
Mortality and expense risk and administrative charges	(1,315)	(116,302)	(323)

Net investment income (loss)	5,854	243,507	9,384

Increase (decrease) in net assets from operations:
Capital gain distributions	3,394	632,627	—
Realized capital gain (loss) on investments	(2,652)	263,869	(696)
Change in unrealized appreciation (depreciation)	(53,308)	(1,246,504)	(38,201)

Net gain (loss) on investments	(52,566)	(350,008)	(38,897)

Net increase (decrease) in net assets from operations	(46,712)	(106,501)	(29,513)

Contract owner transactions:
Variable annuity deposits	84,011	161,471	1
Terminations, withdrawals and annuity payments	(13,225)	(1,421,657)	(2,049)
Transfers between subaccounts, net	(25,234)	1,973,649	—
Maintenance charges and mortality adjustments	(501)	(54,402)	(21)

Increase (decrease) in net assets from contract transactions	45,051	659,061	(2,069)

Total increase (decrease) in net assets	(1,661)	552,560	(31,582)

Net assets as of December 31, 2022	$305,263	$15,890,001	$124,319

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$8,950,437	$2,034,802	$13,456,005

Investment income (loss):
Dividend distributions	48,284	15,945	93,868
Investment Expenses:
Mortality and expense risk and administrative charges	(60,734)	(18,451)	(100,251)

Net investment income (loss)	(12,450)	(2,506)	(6,383)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	31,592	271,651
Realized capital gain (loss) on investments	954,250	183,497	761,577
Change in unrealized appreciation (depreciation)	(706,332)	124,532	132,789

Net gain (loss) on investments	247,918	339,621	1,166,017

Net increase (decrease) in net assets from operations	235,468	337,115	1,159,634

Contract owner transactions:
Variable annuity deposits	206,657	199,278	631,570
Terminations, withdrawals and annuity payments	(793,830)	(36,209)	(1,168,516)
Transfers between subaccounts, net	(3,003,952)	(907,138)	(7,290,550)
Maintenance charges and mortality adjustments	(27,379)	(3,830)	(24,704)

Increase (decrease) in net assets from contract transactions	(3,618,504)	(747,899)	(7,852,200)

Total increase (decrease) in net assets	(3,383,036)	(410,784)	(6,692,566)

Net assets as of December 31, 2021	$5,567,401	$1,624,018	$6,763,439

Investment income (loss):
Dividend distributions	15,344	21,960	111,822
Investment Expenses:
Mortality and expense risk and administrative charges	(33,209)	(10,783)	(44,981)

Net investment income (loss)	(17,865)	11,177	66,841

Increase (decrease) in net assets from operations:
Capital gain distributions	438,603	51,856	304,498
Realized capital gain (loss) on investments	(101,784)	7,759	(15,982)
Change in unrealized appreciation (depreciation)	(1,734,039)	(287,309)	(1,274,553)

Net gain (loss) on investments	(1,397,220)	(227,694)	(986,037)

Net increase (decrease) in net assets from operations	(1,415,085)	(216,517)	(919,196)

Contract owner transactions:
Variable annuity deposits	88,008	113,297	699,909
Terminations, withdrawals and annuity payments	(406,652)	(74,276)	(267,313)
Transfers between subaccounts, net	(5,915)	(40,327)	43,192
Maintenance charges and mortality adjustments	(14,002)	(2,485)	(12,355)

Increase (decrease) in net assets from contract transactions	(338,561)	(3,791)	463,433

Total increase (decrease) in net assets	(1,753,646)	(220,308)	(455,763)

Net assets as of December 31, 2022	$3,813,755	$1,403,710	$6,307,676

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$2,912,216	$10,310,746	$2,054,801

Investment income (loss):
Dividend distributions	40,943	105,969	25,438
Investment Expenses:
Mortality and expense risk and administrative charges	(21,884)	(79,933)	(15,176)

Net investment income (loss)	19,059	26,036	10,262

Increase (decrease) in net assets from operations:
Capital gain distributions	77,641	304,982	55,050
Realized capital gain (loss) on investments	44,429	373,657	83,864
Change in unrealized appreciation (depreciation)	(99,250)	607,529	(35,224)

Net gain (loss) on investments	22,820	1,286,168	103,690

Net increase (decrease) in net assets from operations	41,879	1,312,204	113,952

Contract owner transactions:
Variable annuity deposits	47,164	114,598	40,441
Terminations, withdrawals and annuity payments	(471,726)	(263,597)	(17,482)
Transfers between subaccounts, net	385,309	(2,635,794)	(353,116)
Maintenance charges and mortality adjustments	(6,707)	(15,565)	(9,236)

Increase (decrease) in net assets from contract transactions	(45,960)	(2,800,358)	(339,393)

Total increase (decrease) in net assets	(4,081)	(1,488,154)	(225,441)

Net assets as of December 31, 2021	$2,908,135	$8,822,592	$1,829,360

Investment income (loss):
Dividend distributions	32,260	125,320	18,283
Investment Expenses:
Mortality and expense risk and administrative charges	(18,522)	(59,376)	(9,665)

Net investment income (loss)	13,738	65,944	8,618

Increase (decrease) in net assets from operations:
Capital gain distributions	74,706	314,763	45,868
Realized capital gain (loss) on investments	(30,839)	2,008	(23,787)
Change in unrealized appreciation (depreciation)	(378,876)	(1,609,195)	(239,910)

Net gain (loss) on investments	(335,009)	(1,292,424)	(217,829)

Net increase (decrease) in net assets from operations	(321,271)	(1,226,480)	(209,211)

Contract owner transactions:
Variable annuity deposits	9,099	213,357	12,173
Terminations, withdrawals and annuity payments	(567,099)	(100,878)	(518,616)
Transfers between subaccounts, net	51,021	(169,790)	(115,402)
Maintenance charges and mortality adjustments	(6,031)	(13,333)	(3,487)

Increase (decrease) in net assets from contract transactions	(513,010)	(70,644)	(625,332)

Total increase (decrease) in net assets	(834,281)	(1,297,124)	(834,543)

Net assets as of December 31, 2022	$2,073,854	$7,525,468	$994,817

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Neuberger Berman AMT Sustainable Equity I	Neuberger Berman AMT Sustainable Equity S	Neuberger Berman Core Bond
Net assets as of December 31, 2020	$4,541,207	$6,312,264	$2,211,494

Investment income (loss):
Dividend distributions	17,199	11,066	43,098
Investment Expenses:
Mortality and expense risk and administrative charges	(67,229)	(49,373)	(19,546)

Net investment income (loss)	(50,030)	(38,307)	23,552

Increase (decrease) in net assets from operations:
Capital gain distributions	87,945	121,570	—
Realized capital gain (loss) on investments	272,872	497,780	6,836
Change in unrealized appreciation (depreciation)	595,912	731,655	(82,568)

Net gain (loss) on investments	956,729	1,351,005	(75,732)

Net increase (decrease) in net assets from operations	906,699	1,312,698	(52,180)

Contract owner transactions:
Variable annuity deposits	296,246	108,172	28,935
Terminations, withdrawals and annuity payments	(808,170)	(720,557)	(286,402)
Transfers between subaccounts, net	(208,440)	(338,464)	69,309
Maintenance charges and mortality adjustments	(25,794)	(20,001)	(5,100)

Increase (decrease) in net assets from contract transactions	(746,158)	(970,850)	(193,258)

Total increase (decrease) in net assets	160,541	341,848	(245,438)

Net assets as of December 31, 2021	$4,701,748	$6,654,112	$1,966,056

Investment income (loss):
Dividend distributions	14,202	6,517	79,442
Investment Expenses:
Mortality and expense risk and administrative charges	(50,594)	(40,886)	(25,750)

Net investment income (loss)	(36,392)	(34,369)	53,692

Increase (decrease) in net assets from operations:
Capital gain distributions	301,652	497,710	—
Realized capital gain (loss) on investments	140,290	162,706	(44,608)
Change in unrealized appreciation (depreciation)	(1,268,282)	(1,877,497)	(449,812)

Net gain (loss) on investments	(826,340)	(1,217,081)	(494,420)

Net increase (decrease) in net assets from operations	(862,732)	(1,251,450)	(440,728)

Contract owner transactions:
Variable annuity deposits	20,545	8,526	40,655
Terminations, withdrawals and annuity payments	(322,290)	(361,549)	(382,995)
Transfers between subaccounts, net	(561,250)	(136,748)	1,319,184
Maintenance charges and mortality adjustments	(18,696)	(18,763)	(8,350)

Increase (decrease) in net assets from contract transactions	(881,691)	(508,534)	968,494

Total increase (decrease) in net assets	(1,744,423)	(1,759,984)	527,766

Net assets as of December 31, 2022	$2,957,325	$4,894,128	$2,493,822

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Neuberger Berman Large Cap Value	Neuberger Berman Sustainable Equity	North Square Spectrum Alpha (a)
Net assets as of December 31, 2020	$816,250	$1,325,589	$50,295

Investment income (loss):
Dividend distributions	8,165	3,380	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,587)	(12,849)	(474)

Net investment income (loss)	(422)	(9,469)	(474)

Increase (decrease) in net assets from operations:
Capital gain distributions	35,003	125,441	7,085
Realized capital gain (loss) on investments	34,360	63,325	(222)
Change in unrealized appreciation (depreciation)	144,616	96,025	(1,752)

Net gain (loss) on investments	213,979	284,791	5,111

Net increase (decrease) in net assets from operations	213,557	275,322	4,637

Contract owner transactions:
Variable annuity deposits	26,080	50,580	60
Terminations, withdrawals and annuity payments	(67,638)	(51,195)	—
Transfers between subaccounts, net	(17,516)	(204,967)	(712)
Maintenance charges and mortality adjustments	(1,187)	(3,370)	(120)

Increase (decrease) in net assets from contract transactions	(60,261)	(208,952)	(772)

Total increase (decrease) in net assets	153,296	66,370	3,865

Net assets as of December 31, 2021	$969,546	$1,391,959	$54,160

Investment income (loss):
Dividend distributions	12,259	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,703)	(10,772)	(402)

Net investment income (loss)	3,556	(10,772)	(402)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	99,106	18,110
Realized capital gain (loss) on investments	39,281	15,528	(1,028)
Change in unrealized appreciation (depreciation)	(61,838)	(377,825)	(32,470)

Net gain (loss) on investments	(22,557)	(263,191)	(15,388)

Net increase (decrease) in net assets from operations	(19,001)	(273,963)	(15,790)

Contract owner transactions:
Variable annuity deposits	30,758	43,970	60
Terminations, withdrawals and annuity payments	(96,727)	(71,344)	—
Transfers between subaccounts, net	141,113	(1,085)	2,838
Maintenance charges and mortality adjustments	(1,266)	(2,981)	(100)

Increase (decrease) in net assets from contract transactions	73,878	(31,440)	2,798

Total increase (decrease) in net assets	54,877	(305,403)	(12,992)

Net assets as of December 31, 2022	$1,024,423	$1,086,556	$41,168

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Northern Global Tactical Asset Allocation	Northern Large Cap Core	Northern Large Cap Value
Net assets as of December 31, 2020	$127,078	$188,969	$188,922

Investment income (loss):
Dividend distributions	3,234	2,601	4,685
Investment Expenses:
Mortality and expense risk and administrative charges	(1,185)	(1,859)	(2,016)

Net investment income (loss)	2,049	742	2,669

Increase (decrease) in net assets from operations:
Capital gain distributions	2,775	25,903	14,405
Realized capital gain (loss) on investments	1,243	11,857	3,674
Change in unrealized appreciation (depreciation)	6,574	18,113	31,165

Net gain (loss) on investments	10,592	55,873	49,244

Net increase (decrease) in net assets from operations	12,641	56,615	51,913

Contract owner transactions:
Variable annuity deposits	846	4,393	12,467
Terminations, withdrawals and annuity payments	(5,751)	(17,492)	(8,200)
Transfers between subaccounts, net	1,479	(14,882)	8,429
Maintenance charges and mortality adjustments	(526)	(743)	(507)

Increase (decrease) in net assets from contract transactions	(3,952)	(28,724)	12,189

Total increase (decrease) in net assets	8,689	27,891	64,102

Net assets as of December 31, 2021	$135,767	$216,860	$253,024

Investment income (loss):
Dividend distributions	2,558	2,027	4,476
Investment Expenses:
Mortality and expense risk and administrative charges	(939)	(1,426)	(3,418)

Net investment income (loss)	1,619	601	1,058

Increase (decrease) in net assets from operations:
Capital gain distributions	3,869	4,514	24,804
Realized capital gain (loss) on investments	3,894	14,549	4,113
Change in unrealized appreciation (depreciation)	(25,447)	(49,541)	(51,038)

Net gain (loss) on investments	(17,684)	(30,478)	(22,121)

Net increase (decrease) in net assets from operations	(16,065)	(29,877)	(21,063)

Contract owner transactions:
Variable annuity deposits	1,000	3,401	13,905
Terminations, withdrawals and annuity payments	(29,222)	(31,949)	(23,195)
Transfers between subaccounts, net	1,464	(28,528)	157,308
Maintenance charges and mortality adjustments	(572)	(545)	(1,543)

Increase (decrease) in net assets from contract transactions	(27,330)	(57,621)	146,475

Total increase (decrease) in net assets	(43,395)	(87,498)	125,412

Net assets as of December 31, 2022	$92,372	$129,362	$378,436

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PGIM Focused Growth	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources
Net assets as of December 31, 2020	$—	$206,074	$14,521

Investment income (loss):
Dividend distributions	—	—	141
Investment Expenses:
Mortality and expense risk and administrative charges	(1,962)	(1,872)	(152)

Net investment income (loss)	(1,962)	(1,872)	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	55,885	—
Realized capital gain (loss) on investments	(139)	(2,113)	261
Change in unrealized appreciation (depreciation)	(69,094)	(31,533)	3,450

Net gain (loss) on investments	(69,233)	22,239	3,711

Net increase (decrease) in net assets from operations	(71,195)	20,367	3,700

Contract owner transactions:
Variable annuity deposits	3,374	6,698	566
Terminations, withdrawals and annuity payments	(8,674)	(30,459)	(1,495)
Transfers between subaccounts, net	3,870,552	(8,960)	(149)
Maintenance charges and mortality adjustments	(447)	(1,320)	(123)

Increase (decrease) in net assets from contract transactions	3,864,805	(34,041)	(1,201)

Total increase (decrease) in net assets	3,793,610	(13,674)	2,499

Net assets as of December 31, 2021	$3,793,610	$192,400	$17,020

Investment income (loss):
Dividend distributions	—	—	567
Investment Expenses:
Mortality and expense risk and administrative charges	(23,403)	(1,274)	(181)

Net investment income (loss)	(23,403)	(1,274)	386

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,424	—
Realized capital gain (loss) on investments	(152,817)	(19,289)	250
Change in unrealized appreciation (depreciation)	(1,368,396)	(26,839)	3,343

Net gain (loss) on investments	(1,521,213)	(43,704)	3,593

Net increase (decrease) in net assets from operations	(1,544,616)	(44,978)	3,979

Contract owner transactions:
Variable annuity deposits	54,274	5,803	600
Terminations, withdrawals and annuity payments	(180,988)	(31,353)	(260)
Transfers between subaccounts, net	(52,655)	8,477	(32)
Maintenance charges and mortality adjustments	(6,311)	(992)	(154)

Increase (decrease) in net assets from contract transactions	(185,680)	(18,065)	154

Total increase (decrease) in net assets	(1,730,296)	(63,043)	4,133

Net assets as of December 31, 2022	$2,063,314	$129,357	$21,153

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PGIM Jennison Small Company	PGIM Quant Solutions Small- Cap Value (d)	PIMCO All Asset
Net assets as of December 31, 2020	$685,989	$227,981	$284,413

Investment income (loss):
Dividend distributions	—	3,421	33,049
Investment Expenses:
Mortality and expense risk and administrative charges	(6,761)	(2,668)	(2,744)

Net investment income (loss)	(6,761)	753	30,305

Increase (decrease) in net assets from operations:
Capital gain distributions	198,178	—	—
Realized capital gain (loss) on investments	29,969	(347)	3,249
Change in unrealized appreciation (depreciation)	(37,604)	89,286	4,481

Net gain (loss) on investments	190,543	88,939	7,730

Net increase (decrease) in net assets from operations	183,782	89,692	38,035

Contract owner transactions:
Variable annuity deposits	6,961	3,148	4,833
Terminations, withdrawals and annuity payments	(72,296)	(10,863)	(37,074)
Transfers between subaccounts, net	(75,007)	(13,082)	395
Maintenance charges and mortality adjustments	(2,177)	(813)	(938)

Increase (decrease) in net assets from contract transactions	(142,519)	(21,610)	(32,784)

Total increase (decrease) in net assets	41,263	68,082	5,251

Net assets as of December 31, 2021	$727,252	$296,063	$289,664

Investment income (loss):
Dividend distributions	—	4,649	16,158
Investment Expenses:
Mortality and expense risk and administrative charges	(4,911)	(2,421)	(2,291)

Net investment income (loss)	(4,911)	2,228	13,867

Increase (decrease) in net assets from operations:
Capital gain distributions	19,489	37,508	—
Realized capital gain (loss) on investments	(14,940)	(996)	(284)
Change in unrealized appreciation (depreciation)	(128,104)	(73,671)	(49,948)

Net gain (loss) on investments	(123,555)	(37,159)	(50,232)

Net increase (decrease) in net assets from operations	(128,466)	(34,931)	(36,365)

Contract owner transactions:
Variable annuity deposits	8,099	2,111	4,008
Terminations, withdrawals and annuity payments	(107,995)	(25,204)	(17,773)
Transfers between subaccounts, net	(3,411)	(84)	514
Maintenance charges and mortality adjustments	(1,632)	(775)	(933)

Increase (decrease) in net assets from contract transactions	(104,939)	(23,952)	(14,184)

Total increase (decrease) in net assets	(233,405)	(58,883)	(50,549)

Net assets as of December 31, 2022	$493,847	$237,180	$239,115

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO CommodityRealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO High Yield
Net assets as of December 31, 2020	$85,051	$16,005	$1,739,637

Investment income (loss):
Dividend distributions	20,068	5,105	68,909
Investment Expenses:
Mortality and expense risk and administrative charges	(886)	(1,168)	(15,367)

Net investment income (loss)	19,182	3,937	53,542

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,550)	(74)	5,665
Change in unrealized appreciation (depreciation)	7,005	(7,141)	(13,476)

Net gain (loss) on investments	5,455	(7,215)	(7,811)

Net increase (decrease) in net assets from operations	24,637	(3,278)	45,731

Contract owner transactions:
Variable annuity deposits	4,214	3,393	19,724
Terminations, withdrawals and annuity payments	(4,765)	(2,671)	(166,138)
Transfers between subaccounts, net	5,298	126,747	(170,232)
Maintenance charges and mortality adjustments	(382)	(181)	(3,894)

Increase (decrease) in net assets from contract transactions	4,365	127,288	(320,540)

Total increase (decrease) in net assets	29,002	124,010	(274,809)

Net assets as of December 31, 2021	$114,053	$140,015	$1,464,828

Investment income (loss):
Dividend distributions	40,200	8,098	58,681
Investment Expenses:
Mortality and expense risk and administrative charges	(1,039)	(1,090)	(11,409)

Net investment income (loss)	39,161	7,008	47,272

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	22,004
Realized capital gain (loss) on investments	701	(1,231)	(16,503)
Change in unrealized appreciation (depreciation)	(34,525)	(30,329)	(220,696)

Net gain (loss) on investments	(33,824)	(31,560)	(215,195)

Net increase (decrease) in net assets from operations	5,337	(24,552)	(167,923)

Contract owner transactions:
Variable annuity deposits	3,496	3,559	16,453
Terminations, withdrawals and annuity payments	(6,693)	(4,108)	(137,810)
Transfers between subaccounts, net	(11,023)	3,098	(20,278)
Maintenance charges and mortality adjustments	(443)	(196)	(3,498)

Increase (decrease) in net assets from contract transactions	(14,663)	2,353	(145,133)

Total increase (decrease) in net assets	(9,326)	(22,199)	(313,056)

Net assets as of December 31, 2022	$104,727	$117,816	$1,151,772

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO International Bond (U.S. Dollar- Hedged)	PIMCO Low Duration	PIMCO Real Return
Net assets as of December 31, 2020	$5,276,762	$30,229	$889,376

Investment income (loss):
Dividend distributions	38,496	76	39,383
Investment Expenses:
Mortality and expense risk and administrative charges	(40,211)	(286)	(7,954)

Net investment income (loss)	(1,715)	(210)	31,429

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	18,038	—	8,177
Change in unrealized appreciation (depreciation)	(167,683)	(489)	(4,224)

Net gain (loss) on investments	(149,645)	(489)	3,953

Net increase (decrease) in net assets from operations	(151,360)	(699)	35,382

Contract owner transactions:
Variable annuity deposits	117,288	1,196	25,276
Terminations, withdrawals and annuity payments	(552,075)	(15)	(58,495)
Transfers between subaccounts, net	(593,958)	1,787	(27,520)
Maintenance charges and mortality adjustments	(8,020)	(80)	(2,153)

Increase (decrease) in net assets from contract transactions	(1,036,765)	2,888	(62,892)

Total increase (decrease) in net assets	(1,188,125)	2,189	(27,510)

Net assets as of December 31, 2021	$4,088,637	$32,418	$861,866

Investment income (loss):
Dividend distributions	73,996	1,191	63,221
Investment Expenses:
Mortality and expense risk and administrative charges	(43,256)	(664)	(7,762)

Net investment income (loss)	30,740	527	55,459

Increase (decrease) in net assets from operations:
Capital gain distributions	81,094	—	3,506
Realized capital gain (loss) on investments	(52,769)	(267)	(1,032)
Change in unrealized appreciation (depreciation)	(624,495)	(4,962)	(180,596)

Net gain (loss) on investments	(596,170)	(5,229)	(178,122)

Net increase (decrease) in net assets from operations	(565,430)	(4,702)	(122,663)

Contract owner transactions:
Variable annuity deposits	115,272	2,243	21,334
Terminations, withdrawals and annuity payments	(487,823)	(3,742)	(46,510)
Transfers between subaccounts, net	1,287,534	141,877	137,310
Maintenance charges and mortality adjustments	(12,665)	(319)	(2,300)

Increase (decrease) in net assets from contract transactions	902,318	140,059	109,834

Total increase (decrease) in net assets	336,888	135,357	(12,829)

Net assets as of December 31, 2022	$4,425,525	$167,775	$849,037

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO StocksPLUS® Small Fund	PIMCO Total Return	PIMCO VIT All Asset Administrative
Net assets as of December 31, 2020	$549,943	$2,207,748	$5,584,370

Investment income (loss):
Dividend distributions	97,981	36,363	674,910
Investment Expenses:
Mortality and expense risk and administrative charges	(5,278)	(19,165)	(47,146)

Net investment income (loss)	92,703	17,198	627,764

Increase (decrease) in net assets from operations:
Capital gain distributions	3,648	—	—
Realized capital gain (loss) on investments	13,817	(3,546)	59,521
Change in unrealized appreciation (depreciation)	(41,211)	(63,517)	163,420

Net gain (loss) on investments	(23,746)	(67,063)	222,941

Net increase (decrease) in net assets from operations	68,957	(49,865)	850,705

Contract owner transactions:
Variable annuity deposits	19,086	90,617	22,906
Terminations, withdrawals and annuity payments	(27,955)	(216,955)	(713,723)
Transfers between subaccounts, net	(28,371)	3,694	624,071
Maintenance charges and mortality adjustments	(660)	(6,065)	(24,774)

Increase (decrease) in net assets from contract transactions	(37,900)	(128,709)	(91,520)

Total increase (decrease) in net assets	31,057	(178,574)	759,185

Net assets as of December 31, 2021	$581,000	$2,029,174	$6,343,555

Investment income (loss):
Dividend distributions	—	63,403	396,436
Investment Expenses:
Mortality and expense risk and administrative charges	(3,780)	(16,541)	(39,829)

Net investment income (loss)	(3,780)	46,862	356,607

Increase (decrease) in net assets from operations:
Capital gain distributions	71,526	—	412,476
Realized capital gain (loss) on investments	(24,785)	(33,321)	(47,868)
Change in unrealized appreciation (depreciation)	(182,999)	(334,983)	(1,445,801)

Net gain (loss) on investments	(136,258)	(368,304)	(1,081,193)

Net increase (decrease) in net assets from operations	(140,038)	(321,442)	(724,586)

Contract owner transactions:
Variable annuity deposits	14,232	78,436	29,209
Terminations, withdrawals and annuity payments	(48,371)	(104,350)	(530,265)
Transfers between subaccounts, net	(77,213)	23,659	(448,424)
Maintenance charges and mortality adjustments	(815)	(5,606)	(20,011)

Increase (decrease) in net assets from contract transactions	(112,167)	(7,861)	(969,491)

Total increase (decrease) in net assets	(252,205)	(329,303)	(1,694,077)

Net assets as of December 31, 2022	$328,795	$1,699,871	$4,649,478

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT All Asset Advisor	PIMCO VIT CommodityRealReturn Strategy Administrative	PIMCO VIT CommodityRealReturn Strategy Advisor
Net assets as of December 31, 2020	$434,795	$2,987,436	$56,449

Investment income (loss):
Dividend distributions	53,632	224,806	3,612
Investment Expenses:
Mortality and expense risk and administrative charges	(1,640)	(50,817)	(270)

Net investment income (loss)	51,992	173,989	3,342

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	3,617	169,763	4,921
Change in unrealized appreciation (depreciation)	15,324	902,170	4,351

Net gain (loss) on investments	18,941	1,071,933	9,272

Net increase (decrease) in net assets from operations	70,933	1,245,922	12,614

Contract owner transactions:
Variable annuity deposits	78,724	166,712	11,971
Terminations, withdrawals and annuity payments	(18,682)	(773,238)	(965)
Transfers between subaccounts, net	15,853	5,199,758	120,752
Maintenance charges and mortality adjustments	(361)	(24,487)	(85)

Increase (decrease) in net assets from contract transactions	75,534	4,568,745	131,673

Total increase (decrease) in net assets	146,467	5,814,667	144,287

Net assets as of December 31, 2021	$581,262	$8,802,103	$200,736

Investment income (loss):
Dividend distributions	48,788	2,097,991	128,918
Investment Expenses:
Mortality and expense risk and administrative charges	(1,779)	(82,318)	(7,295)

Net investment income (loss)	47,009	2,015,673	121,623

Increase (decrease) in net assets from operations:
Capital gain distributions	44,351	—	—
Realized capital gain (loss) on investments	(3,643)	318,469	(77,398)
Change in unrealized appreciation (depreciation)	(158,636)	(1,506,358)	(165,843)

Net gain (loss) on investments	(117,928)	(1,187,889)	(243,241)

Net increase (decrease) in net assets from operations	(70,919)	827,784	(121,618)

Contract owner transactions:
Variable annuity deposits	—	100,596	60,355
Terminations, withdrawals and annuity payments	(14,287)	(705,397)	(416,591)
Transfers between subaccounts, net	262,002	(1,315,852)	1,205,855
Maintenance charges and mortality adjustments	(364)	(36,501)	(1,066)

Increase (decrease) in net assets from contract transactions	247,351	(1,957,154)	848,553

Total increase (decrease) in net assets	176,432	(1,129,370)	726,935

Net assets as of December 31, 2022	$757,694	$7,672,733	$927,671

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation
Net assets as of December 31, 2020	$2,878,760	$61,364	$116,361

Investment income (loss):
Dividend distributions	164,350	2,881	4,374
Investment Expenses:
Mortality and expense risk and administrative charges	(35,803)	(148)	(706)

Net investment income (loss)	128,547	2,733	3,668

Increase (decrease) in net assets from operations:
Capital gain distributions	—	906	20,126
Realized capital gain (loss) on investments	(97,887)	8	164
Change in unrealized appreciation (depreciation)	(215,292)	(6,363)	(2,037)

Net gain (loss) on investments	(313,179)	(5,449)	18,253

Net increase (decrease) in net assets from operations	(184,632)	(2,716)	21,921

Contract owner transactions:
Variable annuity deposits	21,366	—	2,002
Terminations, withdrawals and annuity payments	(463,756)	(169)	(2,590)
Transfers between subaccounts, net	699,611	(850)	60,801
Maintenance charges and mortality adjustments	(16,246)	(37)	(320)

Increase (decrease) in net assets from contract transactions	240,975	(1,056)	59,893

Total increase (decrease) in net assets	56,343	(3,772)	81,814

Net assets as of December 31, 2021	$2,935,103	$57,592	$198,175

Investment income (loss):
Dividend distributions	92,401	710	2,666
Investment Expenses:
Mortality and expense risk and administrative charges	(15,776)	(128)	(607)

Net investment income (loss)	76,625	582	2,059

Increase (decrease) in net assets from operations:
Capital gain distributions	—	765	21,932
Realized capital gain (loss) on investments	(163,904)	(1,677)	(10,856)
Change in unrealized appreciation (depreciation)	(331,012)	(6,509)	(51,139)

Net gain (loss) on investments	(494,916)	(7,421)	(40,063)

Net increase (decrease) in net assets from operations	(418,291)	(6,839)	(38,004)

Contract owner transactions:
Variable annuity deposits	239,129	—	50,631
Terminations, withdrawals and annuity payments	(196,979)	(4,870)	(2,435)
Transfers between subaccounts, net	(776,307)	(39)	(93,851)
Maintenance charges and mortality adjustments	(6,687)	(42)	(317)

Increase (decrease) in net assets from contract transactions	(740,844)	(4,951)	(45,972)

Total increase (decrease) in net assets	(1,159,135)	(11,790)	(83,976)

Net assets as of December 31, 2022	$1,775,968	$45,802	$114,199

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2020	$162,140	$7,406,108	$227,660

Investment income (loss):
Dividend distributions	13,497	144,762	12,026
Investment Expenses:
Mortality and expense risk and administrative charges	(1,399)	(64,435)	(535)

Net investment income (loss)	12,098	80,327	11,491

Increase (decrease) in net assets from operations:
Capital gain distributions	—	89,336	353
Realized capital gain (loss) on investments	1,426	32,066	499
Change in unrealized appreciation (depreciation)	(2,547)	(403,329)	(29,876)

Net gain (loss) on investments	(1,121)	(281,927)	(29,024)

Net increase (decrease) in net assets from operations	10,977	(201,600)	(17,533)

Contract owner transactions:
Variable annuity deposits	46,916	167,216	20,401
Terminations, withdrawals and annuity payments	(4,012)	(1,078,064)	(2,997)
Transfers between subaccounts, net	152,199	3,325,874	(6,962)
Maintenance charges and mortality adjustments	(656)	(30,317)	(71)

Increase (decrease) in net assets from contract transactions	194,447	2,384,709	10,371

Total increase (decrease) in net assets	205,424	2,183,109	(7,162)

Net assets as of December 31, 2021	$367,564	$9,589,217	$220,498

Investment income (loss):
Dividend distributions	14,656	128,715	1,475
Investment Expenses:
Mortality and expense risk and administrative charges	(1,101)	(67,572)	(285)

Net investment income (loss)	13,555	61,143	1,190

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,165	—
Realized capital gain (loss) on investments	(9,214)	(153,029)	(37,002)
Change in unrealized appreciation (depreciation)	(43,177)	(914,180)	2,036

Net gain (loss) on investments	(52,391)	(1,064,044)	(34,966)

Net increase (decrease) in net assets from operations	(38,836)	(1,002,901)	(33,776)

Contract owner transactions:
Variable annuity deposits	74	150,505	6,430
Terminations, withdrawals and annuity payments	(43,635)	(1,104,864)	(1,909)
Transfers between subaccounts, net	(39,280)	573,379	(141,774)
Maintenance charges and mortality adjustments	(686)	(24,820)	(90)

Increase (decrease) in net assets from contract transactions	(83,527)	(405,800)	(137,343)

Total increase (decrease) in net assets	(122,363)	(1,408,701)	(171,119)

Net assets as of December 31, 2022	$245,201	$8,180,516	$49,379

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Low Duration Administrative (d)	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative (d)
Net assets as of December 31, 2020	$30,744,495	$800,165	$21,279,025

Investment income (loss):
Dividend distributions	144,931	3,426	1,115,127
Investment Expenses:
Mortality and expense risk and administrative charges	(284,614)	(2,246)	(210,959)

Net investment income (loss)	(139,683)	1,180	904,168

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	40,573	3,281	366,205
Change in unrealized appreciation (depreciation)	(426,081)	(14,940)	(231,988)

Net gain (loss) on investments	(385,508)	(11,659)	134,217

Net increase (decrease) in net assets from operations	(525,191)	(10,479)	1,038,385

Contract owner transactions:
Variable annuity deposits	381,635	15,525	278,588
Terminations, withdrawals and annuity payments	(6,442,045)	(172,086)	(2,698,280)
Transfers between subaccounts, net	1,100,427	128,094	4,552,614
Maintenance charges and mortality adjustments	(145,290)	(979)	(109,829)

Increase (decrease) in net assets from contract transactions	(5,105,273)	(29,446)	2,023,093

Total increase (decrease) in net assets	(5,630,464)	(39,925)	3,061,478

Net assets as of December 31, 2021	$25,114,031	$760,240	$24,340,503

Investment income (loss):
Dividend distributions	397,582	11,243	1,468,178
Investment Expenses:
Mortality and expense risk and administrative charges	(236,897)	(2,629)	(197,701)

Net investment income (loss)	160,685	8,614	1,270,477

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(285,250)	(14,171)	(426,536)
Change in unrealized appreciation (depreciation)	(1,549,321)	(42,681)	(3,761,493)

Net gain (loss) on investments	(1,834,571)	(56,852)	(4,188,029)

Net increase (decrease) in net assets from operations	(1,673,886)	(48,238)	(2,917,552)

Contract owner transactions:
Variable annuity deposits	138,889	106,033	115,251
Terminations, withdrawals and annuity payments	(2,730,459)	(42,254)	(2,634,811)
Transfers between subaccounts, net	10,812,914	(94,416)	(1,248,377)
Maintenance charges and mortality adjustments	(116,361)	(1,097)	(99,742)

Increase (decrease) in net assets from contract transactions	8,104,983	(31,734)	(3,867,679)

Total increase (decrease) in net assets	6,431,097	(79,972)	(6,785,231)

Net assets as of December 31, 2022	$31,545,128	$680,268	$17,555,272

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2020	$278,041	$389,604	$14,391,974

Investment income (loss):
Dividend distributions	26,236	5,372	251,089
Investment Expenses:
Mortality and expense risk and administrative charges	(2,554)	(3,174)	(193,917)

Net investment income (loss)	23,682	2,198	57,172

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	608,271
Realized capital gain (loss) on investments	8,079	3,480	(14,164)
Change in unrealized appreciation (depreciation)	(2,387)	(10,188)	(1,008,401)

Net gain (loss) on investments	5,692	(6,708)	(414,294)

Net increase (decrease) in net assets from operations	29,374	(4,510)	(357,122)

Contract owner transactions:
Variable annuity deposits	66,855	2,272,512	217,389
Terminations, withdrawals and annuity payments	(143,262)	(15,042)	(2,336,028)
Transfers between subaccounts, net	414,061	(1,987,205)	1,355,070
Maintenance charges and mortality adjustments	(808)	(711)	(84,174)

Increase (decrease) in net assets from contract transactions	336,846	269,554	(847,743)

Total increase (decrease) in net assets	366,220	265,044	(1,204,865)

Net assets as of December 31, 2021	$644,261	$654,648	$13,187,109

Investment income (loss):
Dividend distributions	51,918	32,549	284,499
Investment Expenses:
Mortality and expense risk and administrative charges	(2,422)	(6,116)	(154,532)

Net investment income (loss)	49,496	26,433	129,967

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,277	—
Realized capital gain (loss) on investments	(17,441)	(5,523)	(557,262)
Change in unrealized appreciation (depreciation)	(134,450)	(11,296)	(1,565,862)

Net gain (loss) on investments	(151,891)	(14,542)	(2,123,124)

Net increase (decrease) in net assets from operations	(102,395)	11,891	(1,993,157)

Contract owner transactions:
Variable annuity deposits	520,530	445,721	42,707
Terminations, withdrawals and annuity payments	(92,572)	(315,405)	(1,708,719)
Transfers between subaccounts, net	(111,338)	1,527,057	(181,582)
Maintenance charges and mortality adjustments	(904)	(2,246)	(63,625)

Increase (decrease) in net assets from contract transactions	315,716	1,655,127	(1,911,219)

Total increase (decrease) in net assets	213,321	1,667,018	(3,904,376)

Net assets as of December 31, 2022	$857,582	$2,321,666	$9,282,733

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Total Return Advisor	Pioneer Bond VCT	Pioneer Equity Income VCT
Net assets as of December 31, 2020	$11,464,816	$153,189	$134,180

Investment income (loss):
Dividend distributions	198,183	3,872	2,114
Investment Expenses:
Mortality and expense risk and administrative charges	(74,773)	(500)	(824)

Net investment income (loss)	123,410	3,372	1,290

Increase (decrease) in net assets from operations:
Capital gain distributions	490,337	7,051	—
Realized capital gain (loss) on investments	(35,294)	(15)	(160)
Change in unrealized appreciation (depreciation)	(803,167)	(9,401)	34,488

Net gain (loss) on investments	(348,124)	(2,365)	34,328

Net increase (decrease) in net assets from operations	(224,714)	1,007	35,618

Contract owner transactions:
Variable annuity deposits	1,669,102	—	18,733
Terminations, withdrawals and annuity payments	(1,497,796)	(25,367)	(65)
Transfers between subaccounts, net	218,770	93,153	1,491
Maintenance charges and mortality adjustments	(42,901)	(395)	(360)

Increase (decrease) in net assets from contract transactions	347,175	67,391	19,799

Total increase (decrease) in net assets	122,461	68,398	55,417

Net assets as of December 31, 2021	$11,587,277	$221,587	$189,597

Investment income (loss):
Dividend distributions	250,472	2,776	2,389
Investment Expenses:
Mortality and expense risk and administrative charges	(61,311)	(342)	(742)

Net investment income (loss)	189,161	2,434	1,647

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,591	18,968
Realized capital gain (loss) on investments	(315,531)	(15,694)	(6,783)
Change in unrealized appreciation (depreciation)	(1,548,843)	(16,272)	(28,869)

Net gain (loss) on investments	(1,864,374)	(28,375)	(16,684)

Net increase (decrease) in net assets from operations	(1,675,213)	(25,941)	(15,037)

Contract owner transactions:
Variable annuity deposits	508,049	38,017	16,660
Terminations, withdrawals and annuity payments	(1,258,842)	(14,066)	(16,329)
Transfers between subaccounts, net	183,807	(99,917)	(33,318)
Maintenance charges and mortality adjustments	(36,551)	(257)	(386)

Increase (decrease) in net assets from contract transactions	(603,537)	(76,223)	(33,373)

Total increase (decrease) in net assets	(2,278,750)	(102,164)	(48,410)

Net assets as of December 31, 2022	$9,308,527	$119,423	$141,187

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income
Net assets as of December 31, 2020	$—	$20,072	$60,180

Investment income (loss):
Dividend distributions	630	239	1,904
Investment Expenses:
Mortality and expense risk and administrative charges	(190)	(238)	(530)

Net investment income (loss)	440	1	1,374

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,673
Realized capital gain (loss) on investments	165	(180)	420
Change in unrealized appreciation (depreciation)	—	8,006	(3,714)

Net gain (loss) on investments	165	7,826	(621)

Net increase (decrease) in net assets from operations	605	7,827	753

Contract owner transactions:
Variable annuity deposits	—	—	2,461
Terminations, withdrawals and annuity payments	(39,330)	(201)	(4,506)
Transfers between subaccounts, net	38,725	54	(1,463)
Maintenance charges and mortality adjustments	—	(73)	(268)

Increase (decrease) in net assets from contract transactions	(605)	(220)	(3,776)

Total increase (decrease) in net assets	—	7,607	(3,023)

Net assets as of December 31, 2021	$—	$27,679	$57,157

Investment income (loss):
Dividend distributions	1,173	214	2,163
Investment Expenses:
Mortality and expense risk and administrative charges	(61)	(167)	(672)

Net investment income (loss)	1,112	47	1,491

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,394	—
Realized capital gain (loss) on investments	(13)	(12,918)	(175)
Change in unrealized appreciation (depreciation)	(4,141)	3,314	(12,482)

Net gain (loss) on investments	(4,154)	(8,210)	(12,657)

Net increase (decrease) in net assets from operations	(3,042)	(8,163)	(11,166)

Contract owner transactions:
Variable annuity deposits	27,039	—	2,656
Terminations, withdrawals and annuity payments	—	(18,827)	(1,069)
Transfers between subaccounts, net	—	(617)	31,206
Maintenance charges and mortality adjustments	(36)	(72)	(382)

Increase (decrease) in net assets from contract transactions	27,003	(19,516)	32,411

Total increase (decrease) in net assets	23,961	(27,679)	21,245

Net assets as of December 31, 2022	$23,961	$—	$78,402

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Pioneer Strategic Income VCT	Putnam VT Diversified Income	Putnam VT Global Asset Allocation
Net assets as of December 31, 2020	$81,652	$286,982	$13,865

Investment income (loss):
Dividend distributions	3,121	2,036	102
Investment Expenses:
Mortality and expense risk and administrative charges	(719)	(595)	(216)

Net investment income (loss)	2,402	1,441	(114)

Increase (decrease) in net assets from operations:
Capital gain distributions	774	—	375
Realized capital gain (loss) on investments	38	(12,840)	33
Change in unrealized appreciation (depreciation)	(3,158)	5,267	1,413

Net gain (loss) on investments	(2,346)	(7,573)	1,821

Net increase (decrease) in net assets from operations	56	(6,132)	1,707

Contract owner transactions:
Variable annuity deposits	151,562	76,698	—
Terminations, withdrawals and annuity payments	(58)	(2,589)	—
Transfers between subaccounts, net	—	(296,316)	—
Maintenance charges and mortality adjustments	(108)	(233)	(3)

Increase (decrease) in net assets from contract transactions	151,396	(222,440)	(3)

Total increase (decrease) in net assets	151,452	(228,572)	1,704

Net assets as of December 31, 2021	$233,104	$58,410	$15,569

Investment income (loss):
Dividend distributions	5,648	3,780	179
Investment Expenses:
Mortality and expense risk and administrative charges	(1,058)	(143)	(171)

Net investment income (loss)	4,590	3,637	8

Increase (decrease) in net assets from operations:
Capital gain distributions	7,269	1,194	1,242
Realized capital gain (loss) on investments	(475)	(53)	(1)
Change in unrealized appreciation (depreciation)	(40,185)	(6,288)	(3,907)

Net gain (loss) on investments	(33,391)	(5,147)	(2,666)

Net increase (decrease) in net assets from operations	(28,801)	(1,510)	(2,658)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,203)	—	—
Transfers between subaccounts, net	(17,647)	—	—
Maintenance charges and mortality adjustments	(168)	(116)	(26)

Increase (decrease) in net assets from contract transactions	(19,018)	(116)	(26)

Total increase (decrease) in net assets	(47,819)	(1,626)	(2,684)

Net assets as of December 31, 2022	$185,285	$56,784	$12,885

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Growth Opportunities	Putnam VT High Yield	Putnam VT Income
Net assets as of December 31, 2020	$430,043	$728,150	$1,976,277

Investment income (loss):
Dividend distributions	—	2,482	25,131
Investment Expenses:
Mortality and expense risk and administrative charges	(1,140)	(506)	(7,453)

Net investment income (loss)	(1,140)	1,976	17,678

Increase (decrease) in net assets from operations:
Capital gain distributions	43,266	—	84,263
Realized capital gain (loss) on investments	22,495	16,193	(110,243)
Change in unrealized appreciation (depreciation)	22,307	(12,835)	(58,834)

Net gain (loss) on investments	88,068	3,358	(84,814)

Net increase (decrease) in net assets from operations	86,928	5,334	(67,136)

Contract owner transactions:
Variable annuity deposits	108,385	—	49,875
Terminations, withdrawals and annuity payments	(3,588)	(1,716)	(213,244)
Transfers between subaccounts, net	(156,751)	(677,668)	(1,303,509)
Maintenance charges and mortality adjustments	(463)	(105)	(1,877)

Increase (decrease) in net assets from contract transactions	(52,417)	(679,489)	(1,468,755)

Total increase (decrease) in net assets	34,511	(674,155)	(1,535,891)

Net assets as of December 31, 2021	$464,554	$53,995	$440,386

Investment income (loss):
Dividend distributions	—	2,511	22,198
Investment Expenses:
Mortality and expense risk and administrative charges	(1,001)	(126)	(530)

Net investment income (loss)	(1,001)	2,385	21,668

Increase (decrease) in net assets from operations:
Capital gain distributions	66,774	95	—
Realized capital gain (loss) on investments	(3,264)	(26)	(71,701)
Change in unrealized appreciation (depreciation)	(207,093)	(8,839)	2,994

Net gain (loss) on investments	(143,583)	(8,770)	(68,707)

Net increase (decrease) in net assets from operations	(144,584)	(6,385)	(47,039)

Contract owner transactions:
Variable annuity deposits	—	—	5,505
Terminations, withdrawals and annuity payments	(9,940)	—	(298,322)
Transfers between subaccounts, net	32,465	—	(861)
Maintenance charges and mortality adjustments	(389)	(98)	(540)

Increase (decrease) in net assets from contract transactions	22,136	(98)	(294,218)

Total increase (decrease) in net assets	(122,448)	(6,483)	(341,257)

Net assets as of December 31, 2022	$342,106	$47,512	$99,129

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Large Cap Value	Putnam VT Multi- Asset Absolute Return	Putnam VT Multi- Cap Core
Net assets as of December 31, 2020	$917,255	$422,539	$—

Investment income (loss):
Dividend distributions	13,936	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,761)	(812)	(345)

Net investment income (loss)	8,175	(812)	(345)

Increase (decrease) in net assets from operations:
Capital gain distributions	43,386	—	—
Realized capital gain (loss) on investments	35,200	(26,430)	9
Change in unrealized appreciation (depreciation)	176,015	25,924	3,328

Net gain (loss) on investments	254,601	(506)	3,337

Net increase (decrease) in net assets from operations	262,776	(1,318)	2,992

Contract owner transactions:
Variable annuity deposits	152,483	—	49,921
Terminations, withdrawals and annuity payments	(15,038)	(22,127)	—
Transfers between subaccounts, net	(22,115)	(208,865)	—
Maintenance charges and mortality adjustments	(1,737)	(305)	(9)

Increase (decrease) in net assets from contract transactions	113,593	(231,297)	49,912

Total increase (decrease) in net assets	376,369	(232,615)	52,904

Net assets as of December 31, 2021	$1,293,624	$189,924	$52,904

Investment income (loss):
Dividend distributions	17,733	2,686	967
Investment Expenses:
Mortality and expense risk and administrative charges	(10,871)	(603)	(644)

Net investment income (loss)	6,862	2,083	323

Increase (decrease) in net assets from operations:
Capital gain distributions	102,736	—	25,595
Realized capital gain (loss) on investments	34,703	(2,258)	(17,686)
Change in unrealized appreciation (depreciation)	(216,609)	92	(20,116)

Net gain (loss) on investments	(79,170)	(2,166)	(12,207)

Net increase (decrease) in net assets from operations	(72,308)	(83)	(11,884)

Contract owner transactions:
Variable annuity deposits	98,710	—	55,055
Terminations, withdrawals and annuity payments	(186,211)	(8,778)	(53,260)
Transfers between subaccounts, net	453,800	(2,317)	(4)
Maintenance charges and mortality adjustments	(3,001)	(378)	(99)

Increase (decrease) in net assets from contract transactions	363,298	(11,473)	1,692

Total increase (decrease) in net assets	290,990	(11,556)	(10,192)

Net assets as of December 31, 2022	$1,584,614	$178,368	$42,712

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Small Cap Growth	Putnam VT Small Cap Value	Redwood Managed Volatility
Net assets as of December 31, 2020	$31,252	$166,978	$512,436

Investment income (loss):
Dividend distributions	—	4,457	11,994
Investment Expenses:
Mortality and expense risk and administrative charges	(487)	(4,603)	(3,844)

Net investment income (loss)	(487)	(146)	8,150

Increase (decrease) in net assets from operations:
Capital gain distributions	2,516	—	—
Realized capital gain (loss) on investments	156	20,498	557
Change in unrealized appreciation (depreciation)	1,632	119,840	1,129

Net gain (loss) on investments	4,304	140,338	1,686

Net increase (decrease) in net assets from operations	3,817	140,192	9,836

Contract owner transactions:
Variable annuity deposits	—	37,630	—
Terminations, withdrawals and annuity payments	—	(82,186)	(10,651)
Transfers between subaccounts, net	—	1,217,589	10,461
Maintenance charges and mortality adjustments	(123)	(1,147)	(384)

Increase (decrease) in net assets from contract transactions	(123)	1,171,886	(574)

Total increase (decrease) in net assets	3,694	1,312,078	9,262

Net assets as of December 31, 2021	$34,946	$1,479,056	$521,698

Investment income (loss):
Dividend distributions	—	2,105	4,860
Investment Expenses:
Mortality and expense risk and administrative charges	(286)	(7,080)	(2,170)

Net investment income (loss)	(286)	(4,975)	2,690

Increase (decrease) in net assets from operations:
Capital gain distributions	6,047	172,677	—
Realized capital gain (loss) on investments	(5,899)	(54,471)	(5,566)
Change in unrealized appreciation (depreciation)	(13,067)	(247,562)	(21,198)

Net gain (loss) on investments	(12,919)	(129,356)	(26,764)

Net increase (decrease) in net assets from operations	(13,205)	(134,331)	(24,074)

Contract owner transactions:
Variable annuity deposits	—	57,010	(469)
Terminations, withdrawals and annuity payments	(25,343)	(36,570)	(137,682)
Transfers between subaccounts, net	49,817	(696,150)	(301,303)
Maintenance charges and mortality adjustments	(131)	(1,768)	(309)

Increase (decrease) in net assets from contract transactions	24,343	(677,478)	(439,763)

Total increase (decrease) in net assets	11,138	(811,809)	(463,837)

Net assets as of December 31, 2022	$46,084	$667,247	$57,861

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Royce Micro-Cap	Royce Small-Cap Opportunity (a)	Royce Small-Cap Value
Net assets as of December 31, 2020	$3,996,511	$3,141,719	$1,052,100

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(44,092)	(33,705)	(10,505)

Net investment income (loss)	(44,092)	(33,705)	(10,505)

Increase (decrease) in net assets from operations:
Capital gain distributions	211,411	671,403	65,020
Realized capital gain (loss) on investments	636,320	341,746	6,365
Change in unrealized appreciation (depreciation)	745,087	(66,023)	211,621

Net gain (loss) on investments	1,592,818	947,126	283,006

Net increase (decrease) in net assets from operations	1,548,726	913,421	272,501

Contract owner transactions:
Variable annuity deposits	165,883	126,409	23,724
Terminations, withdrawals and annuity payments	(469,984)	(424,811)	(148,573)
Transfers between subaccounts, net	(352,938)	(213,962)	(2,212)
Maintenance charges and mortality adjustments	(23,621)	(5,200)	(3,354)

Increase (decrease) in net assets from contract transactions	(680,660)	(517,564)	(130,415)

Total increase (decrease) in net assets	868,066	395,857	142,086

Net assets as of December 31, 2021	$4,864,577	$3,537,576	$1,194,186

Investment income (loss):
Dividend distributions	—	—	2,989
Investment Expenses:
Mortality and expense risk and administrative charges	(27,441)	(29,729)	(9,273)

Net investment income (loss)	(27,441)	(29,729)	(6,284)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,060,327	170,097	54,712
Realized capital gain (loss) on investments	29,004	47,499	(5,372)
Change in unrealized appreciation (depreciation)	(2,158,644)	(755,741)	(173,658)

Net gain (loss) on investments	(1,069,313)	(538,145)	(124,318)

Net increase (decrease) in net assets from operations	(1,096,754)	(567,874)	(130,602)

Contract owner transactions:
Variable annuity deposits	52,135	104,782	23,507
Terminations, withdrawals and annuity payments	(454,011)	(373,293)	(69,663)
Transfers between subaccounts, net	(107,481)	765,326	(579)
Maintenance charges and mortality adjustments	(14,254)	(4,771)	(2,322)

Increase (decrease) in net assets from contract transactions	(523,611)	492,044	(49,057)

Total increase (decrease) in net assets	(1,620,365)	(75,830)	(179,659)

Net assets as of December 31, 2022	$3,244,212	$3,461,746	$1,014,527

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Banking	Rydex VIF Basic Materials	Rydex VIF Biotechnology
Net assets as of December 31, 2020	$555,206	$2,412,402	$3,285,750

Investment income (loss):
Dividend distributions	10,145	16,970	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,258)	(28,145)	(33,261)

Net investment income (loss)	(4,113)	(11,175)	(33,261)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	75,236	238,758
Realized capital gain (loss) on investments	164,471	359,364	261,359
Change in unrealized appreciation (depreciation)	64,354	(22,417)	(447,721)

Net gain (loss) on investments	228,825	412,183	52,396

Net increase (decrease) in net assets from operations	224,712	401,008	19,135

Contract owner transactions:
Variable annuity deposits	23,552	53,851	196,149
Terminations, withdrawals and annuity payments	(170,869)	(256,633)	(547,834)
Transfers between subaccounts, net	399,270	(930,936)	2,631,271
Maintenance charges and mortality adjustments	(6,943)	(12,150)	(17,772)

Increase (decrease) in net assets from contract transactions	245,010	(1,145,868)	2,261,814

Total increase (decrease) in net assets	469,722	(744,860)	2,280,949

Net assets as of December 31, 2021	$1,024,928	$1,667,542	$5,566,699

Investment income (loss):
Dividend distributions	12,306	9,496	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,776)	(18,978)	(25,254)

Net investment income (loss)	2,530	(9,482)	(25,254)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	31,463	135,625
Realized capital gain (loss) on investments	(7,513)	32,379	(393,422)
Change in unrealized appreciation (depreciation)	(159,604)	(262,658)	(368,051)

Net gain (loss) on investments	(167,117)	(198,816)	(625,848)

Net increase (decrease) in net assets from operations	(164,587)	(208,298)	(651,102)

Contract owner transactions:
Variable annuity deposits	10,154	36,952	24,907
Terminations, withdrawals and annuity payments	(67,169)	(187,330)	(203,852)
Transfers between subaccounts, net	(155,914)	81,014	(2,931,883)
Maintenance charges and mortality adjustments	3,102	(8,625)	2,738

Increase (decrease) in net assets from contract transactions	(209,827)	(77,989)	(3,108,090)

Total increase (decrease) in net assets	(374,414)	(286,287)	(3,759,192)

Net assets as of December 31, 2022	$650,514	$1,381,255	$1,807,507

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy_(d)
Net assets as of December 31, 2020	$268,466	$2,930,833	$1,851,810

Investment income (loss):
Dividend distributions	—	10,623	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,596)	(16,664)	(19,245)

Net investment income (loss)	(15,596)	(6,041)	(19,245)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	971	—
Realized capital gain (loss) on investments	61,474	104,070	356,546
Change in unrealized appreciation (depreciation)	298,156	10,010	175,164

Net gain (loss) on investments	359,630	115,051	531,710

Net increase (decrease) in net assets from operations	344,034	109,010	512,465

Contract owner transactions:
Variable annuity deposits	1,730	12,172	24,111
Terminations, withdrawals and annuity payments	(207,853)	(133,957)	(496,113)
Transfers between subaccounts, net	1,303,249	(1,631,513)	(538,996)
Maintenance charges and mortality adjustments	(7,467)	(8,044)	(8,362)

Increase (decrease) in net assets from contract transactions	1,089,659	(1,761,342)	(1,019,360)

Total increase (decrease) in net assets	1,433,693	(1,652,332)	(506,895)

Net assets as of December 31, 2021	$1,702,159	$1,278,501	$1,344,915

Investment income (loss):
Dividend distributions	72,925	9,912	—
Investment Expenses:
Mortality and expense risk and administrative charges	(25,641)	(19,788)	(14,638)

Net investment income (loss)	47,284	(9,876)	(14,638)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	80,145	48,193
Realized capital gain (loss) on investments	753,481	(57,224)	(105,054)
Change in unrealized appreciation (depreciation)	(40,211)	(142,877)	(335,760)

Net gain (loss) on investments	713,270	(119,956)	(392,621)

Net increase (decrease) in net assets from operations	760,554	(129,832)	(407,259)

Contract owner transactions:
Variable annuity deposits	16,325	192,940	35,334
Terminations, withdrawals and annuity payments	(264,202)	(197,774)	(135,327)
Transfers between subaccounts, net	(974,038)	1,145,276	376,296
Maintenance charges and mortality adjustments	(14,763)	(9,085)	(6,877)

Increase (decrease) in net assets from contract transactions	(1,236,678)	1,131,357	269,426

Total increase (decrease) in net assets	(476,124)	1,001,525	(137,833)

Net assets as of December 31, 2022	$1,226,035	$2,280,026	$1,207,082

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services
Net assets as of December 31, 2020	$1,044,289	$1,257,531	$432,705

Investment income (loss):
Dividend distributions	—	34,550	5,904
Investment Expenses:
Mortality and expense risk and administrative charges	(11,438)	(56,118)	(49,495)

Net investment income (loss)	(11,438)	(21,568)	(43,591)

Increase (decrease) in net assets from operations:
Capital gain distributions	47,662	—	—
Realized capital gain (loss) on investments	218,867	722,848	57,373
Change in unrealized appreciation (depreciation)	50,563	594,837	(315,224)

Net gain (loss) on investments	317,092	1,317,685	(257,851)

Net increase (decrease) in net assets from operations	305,654	1,296,117	(301,442)

Contract owner transactions:
Variable annuity deposits	41,535	45,030	14,814
Terminations, withdrawals and annuity payments	(250,573)	(234,244)	(57,672)
Transfers between subaccounts, net	733,639	1,944,541	4,487,601
Maintenance charges and mortality adjustments	(6,724)	(34,929)	(35,201)

Increase (decrease) in net assets from contract transactions	517,877	1,720,398	4,409,542

Total increase (decrease) in net assets	823,531	3,016,515	4,108,100

Net assets as of December 31, 2021	$1,867,820	$4,274,046	$4,540,805

Investment income (loss):
Dividend distributions	—	31,961	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,749)	(53,442)	(21,532)

Net investment income (loss)	(9,749)	(21,481)	(21,532)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,388	—	—
Realized capital gain (loss) on investments	(44,785)	1,486,793	158,795
Change in unrealized appreciation (depreciation)	(479,707)	82,188	403,519

Net gain (loss) on investments	(492,104)	1,568,981	562,314

Net increase (decrease) in net assets from operations	(501,853)	1,547,500	540,782

Contract owner transactions:
Variable annuity deposits	29,084	114,676	3,814
Terminations, withdrawals and annuity payments	(108,875)	(776,257)	(38,639)
Transfers between subaccounts, net	(769,041)	(1,405,595)	(4,531,856)
Maintenance charges and mortality adjustments	(5,189)	(23,477)	(12,776)

Increase (decrease) in net assets from contract transactions	(854,021)	(2,090,653)	(4,579,457)

Total increase (decrease) in net assets	(1,355,874)	(543,153)	(4,038,675)

Net assets as of December 31, 2022	$511,946	$3,730,893	$502,130

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Europe 1.25x Strategy (d)	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy (d)
Net assets as of December 31, 2020	$636,190	$1,879,291	$1,362,228

Investment income (loss):
Dividend distributions	1,554	4,005	4,690
Investment Expenses:
Mortality and expense risk and administrative charges	(8,384)	(18,710)	(14,486)

Net investment income (loss)	(6,830)	(14,705)	(9,796)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,860	—
Realized capital gain (loss) on investments	73,581	438,364	(34,005)
Change in unrealized appreciation (depreciation)	27,947	31,828	(65,334)

Net gain (loss) on investments	101,528	494,052	(99,339)

Net increase (decrease) in net assets from operations	94,698	479,347	(109,135)

Contract owner transactions:
Variable annuity deposits	34,004	425	268,911
Terminations, withdrawals and annuity payments	(126,598)	(252,777)	(140,061)
Transfers between subaccounts, net	(3,590)	(640,895)	(47,360)
Maintenance charges and mortality adjustments	(2,787)	(8,283)	(3,920)

Increase (decrease) in net assets from contract transactions	(98,971)	(901,530)	77,570

Total increase (decrease) in net assets	(4,273)	(422,183)	(31,565)

Net assets as of December 31, 2021	$631,917	$1,457,108	$1,330,663

Investment income (loss):
Dividend distributions	—	6,207	16,257
Investment Expenses:
Mortality and expense risk and administrative charges	(5,958)	(11,818)	(10,583)

Net investment income (loss)	(5,958)	(5,611)	5,674

Increase (decrease) in net assets from operations:
Capital gain distributions	—	84,435	—
Realized capital gain (loss) on investments	(7,689)	(5,287)	(201,405)
Change in unrealized appreciation (depreciation)	(80,086)	(313,874)	(383,472)

Net gain (loss) on investments	(87,775)	(234,726)	(584,877)

Net increase (decrease) in net assets from operations	(93,733)	(240,337)	(579,203)

Contract owner transactions:
Variable annuity deposits	8,572	88,510	123
Terminations, withdrawals and annuity payments	(58,365)	(206,827)	(84,483)
Transfers between subaccounts, net	(2,481)	(306,931)	142,703
Maintenance charges and mortality adjustments	(2,198)	(5,269)	(3,374)

Increase (decrease) in net assets from contract transactions	(54,472)	(430,517)	54,969

Total increase (decrease) in net assets	(148,205)	(670,854)	(524,234)

Net assets as of December 31, 2022	$483,712	$786,254	$806,429

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet
Net assets as of December 31, 2020	$4,790,332	$23,119	$3,191,204

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(41,741)	(3,308)	(21,023)

Net investment income (loss)	(41,741)	(3,308)	(21,023)

Increase (decrease) in net assets from operations:
Capital gain distributions	185,863	—	149,813
Realized capital gain (loss) on investments	625,334	243	685,746
Change in unrealized appreciation (depreciation)	(230,703)	5,004	(712,596)

Net gain (loss) on investments	580,494	5,247	122,963

Net increase (decrease) in net assets from operations	538,753	1,939	101,940

Contract owner transactions:
Variable annuity deposits	23,582	—	32,067
Terminations, withdrawals and annuity payments	(469,873)	—	(443,750)
Transfers between subaccounts, net	(1,496,918)	238,729	(1,865,697)
Maintenance charges and mortality adjustments	(20,397)	(49)	(10,579)

Increase (decrease) in net assets from contract transactions	(1,963,606)	238,680	(2,287,959)

Total increase (decrease) in net assets	(1,424,853)	240,619	(2,186,019)

Net assets as of December 31, 2021	$3,365,479	$263,738	$1,005,185

Investment income (loss):
Dividend distributions	—	345	—
Investment Expenses:
Mortality and expense risk and administrative charges	(35,726)	(1,241)	(8,117)

Net investment income (loss)	(35,726)	(896)	(8,117)

Increase (decrease) in net assets from operations:
Capital gain distributions	143,449	—	145,403
Realized capital gain (loss) on investments	(7,830)	(25,501)	(90,108)
Change in unrealized appreciation (depreciation)	(657,707)	(7,639)	(495,532)

Net gain (loss) on investments	(522,088)	(33,140)	(440,237)

Net increase (decrease) in net assets from operations	(557,814)	(34,036)	(448,354)

Contract owner transactions:
Variable annuity deposits	2,636	—	722
Terminations, withdrawals and annuity payments	(190,759)	(684)	(51,011)
Transfers between subaccounts, net	18,118	(209,111)	(12,659)
Maintenance charges and mortality adjustments	(4,399)	(283)	(4,444)

Increase (decrease) in net assets from contract transactions	(174,404)	(210,078)	(67,392)

Total increase (decrease) in net assets	(732,218)	(244,114)	(515,746)

Net assets as of December 31, 2022	$2,633,261	$19,624	$489,439

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Inverse Dow 2x Strategy (d)	Rydex VIF Inverse Government Long Bond Strategy (d)	Rydex VIF Inverse Mid-Cap Strategy (d)
Net assets as of December 31, 2020	$264,430	$253,104	$8,362

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,179)	(3,297)	(108)

Net investment income (loss)	(3,179)	(3,297)	(108)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(37,022)	(7,059)	(3,037)
Change in unrealized appreciation (depreciation)	(68,353)	21,974	1,629

Net gain (loss) on investments	(105,375)	14,915	(1,408)

Net increase (decrease) in net assets from operations	(108,554)	11,618	(1,516)

Contract owner transactions:
Variable annuity deposits	3	1,761	5,030
Terminations, withdrawals and annuity payments	(4,100)	(10,815)	(5,180)
Transfers between subaccounts, net	43,046	(55,252)	1,088
Maintenance charges and mortality adjustments	(506)	(1,450)	(91)

Increase (decrease) in net assets from contract transactions	38,443	(65,756)	847

Total increase (decrease) in net assets	(70,111)	(54,138)	(669)

Net assets as of December 31, 2021	$194,319	$198,966	$7,693

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,118)	(4,162)	(142)

Net investment income (loss)	(3,118)	(4,162)	(142)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(227,191)	77,510	(6,435)
Change in unrealized appreciation (depreciation)	19,750	92,028	88

Net gain (loss) on investments	(207,441)	169,538	(6,347)

Net increase (decrease) in net assets from operations	(210,559)	165,376	(6,489)

Contract owner transactions:
Variable annuity deposits	—	461	—
Terminations, withdrawals and annuity payments	(38,092)	(37,075)	(2,598)
Transfers between subaccounts, net	293,031	(24,724)	24,831
Maintenance charges and mortality adjustments	(552)	(1,920)	(34)

Increase (decrease) in net assets from contract transactions	254,387	(63,258)	22,199

Total increase (decrease) in net assets	43,828	102,118	15,710

Net assets as of December 31, 2022	$238,147	$301,084	$23,403

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Inverse NASDAQ-100® Strategy (d)	Rydex VIF Inverse Russell 2000® Strategy (d)	Rydex VIF Inverse S&P 500 Strategy (d)
Net assets as of December 31, 2020	$51,286	$69,952	$184,860

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,079)	(1,032)	(1,726)

Net investment income (loss)	(1,079)	(1,032)	(1,726)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(34,617)	(55,478)	(54,101)
Change in unrealized appreciation (depreciation)	(18,841)	39,959	12,042

Net gain (loss) on investments	(53,458)	(15,519)	(42,059)

Net increase (decrease) in net assets from operations	(54,537)	(16,551)	(43,785)

Contract owner transactions:
Variable annuity deposits	73,368	10,329	75
Terminations, withdrawals and annuity payments	(40,050)	(4,917)	(16,136)
Transfers between subaccounts, net	613,129	14,200	2,249
Maintenance charges and mortality adjustments	(366)	(772)	(1,079)

Increase (decrease) in net assets from contract transactions	646,081	18,840	(14,891)

Total increase (decrease) in net assets	591,544	2,289	(58,676)

Net assets as of December 31, 2021	$642,830	$72,241	$126,184

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,371)	(1,022)	(2,386)

Net investment income (loss)	(4,371)	(1,022)	(2,386)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,612	1,517	(212,641)
Change in unrealized appreciation (depreciation)	43,045	8,954	22,546

Net gain (loss) on investments	49,657	10,471	(190,095)

Net increase (decrease) in net assets from operations	45,286	9,449	(192,481)

Contract owner transactions:
Variable annuity deposits	4,630	5,110	(134)
Terminations, withdrawals and annuity payments	(37,762)	(16,583)	(26,476)
Transfers between subaccounts, net	(291,873)	29,709	311,262
Maintenance charges and mortality adjustments	(1,407)	(822)	(1,165)

Increase (decrease) in net assets from contract transactions	(326,412)	17,414	283,487

Total increase (decrease) in net assets	(281,126)	26,863	91,006

Net assets as of December 31, 2022	$361,704	$99,104	$217,190

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Japan 2x Strategy (d)	Rydex VIF Leisure	Rydex VIF Mid- Cap 1.5x Strategy (d)
Net assets as of December 31, 2020	$490,395	$471,072	$1,051,709

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(5,637)	(8,369)	(13,193)

Net investment income (loss)	(5,637)	(8,369)	(13,193)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,277	175,149
Realized capital gain (loss) on investments	30,218	71,057	121,614
Change in unrealized appreciation (depreciation)	(90,252)	(109,860)	24,986

Net gain (loss) on investments	(60,034)	(30,526)	321,749

Net increase (decrease) in net assets from operations	(65,671)	(38,895)	308,556

Contract owner transactions:
Variable annuity deposits	500	13,266	46,550
Terminations, withdrawals and annuity payments	(31,129)	(77,199)	(249,107)
Transfers between subaccounts, net	(30,624)	50,982	(233,110)
Maintenance charges and mortality adjustments	(3,581)	(3,765)	(5,753)

Increase (decrease) in net assets from contract transactions	(64,834)	(16,716)	(441,420)

Total increase (decrease) in net assets	(130,505)	(55,611)	(132,864)

Net assets as of December 31, 2021	$359,890	$415,461	$918,845

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,034)	(4,193)	(8,946)

Net investment income (loss)	(3,034)	(4,193)	(8,946)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	43,786
Realized capital gain (loss) on investments	(19,354)	(9,905)	(35,514)
Change in unrealized appreciation (depreciation)	(132,980)	(106,814)	(221,521)

Net gain (loss) on investments	(152,334)	(116,719)	(213,249)

Net increase (decrease) in net assets from operations	(155,368)	(120,912)	(222,195)

Contract owner transactions:
Variable annuity deposits	7,116	90,654	20,123
Terminations, withdrawals and annuity payments	(37,274)	(25,928)	(98,891)
Transfers between subaccounts, net	14,466	(11,411)	(46,832)
Maintenance charges and mortality adjustments	(1,963)	(1,937)	(2,504)

Increase (decrease) in net assets from contract transactions	(17,655)	51,378	(128,104)

Total increase (decrease) in net assets	(173,023)	(69,534)	(350,299)

Net assets as of December 31, 2022	$186,867	$345,927	$568,546

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Money Market (c)	Rydex VIF NASDAQ-100®	Rydex VIF NASDAQ-100® 2x Strategy (d)
Net assets as of December 31, 2020	$48,650,488	$6,977,732	$14,023,444

Investment income (loss):
Dividend distributions	473	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(647,678)	(98,342)	(128,239)

Net investment income (loss)	(647,205)	(98,342)	(128,239)

Increase (decrease) in net assets from operations:
Capital gain distributions	89	540,178	1,135,784
Realized capital gain (loss) on investments	—	1,049,497	4,947,415
Change in unrealized appreciation (depreciation)	—	(140,344)	(1,342,404)

Net gain (loss) on investments	89	1,449,331	4,740,795

Net increase (decrease) in net assets from operations	(647,116)	1,350,989	4,612,556

Contract owner transactions:
Variable annuity deposits	13,843,148	268,415	440
Terminations, withdrawals and annuity payments	(13,286,475)	(633,790)	(2,043,085)
Transfers between subaccounts, net	1,920,683	3,263,835	(5,891,039)
Maintenance charges and mortality adjustments	(157,650)	(38,667)	(42,251)

Increase (decrease) in net assets from contract transactions	2,319,706	2,859,793	(7,975,935)

Total increase (decrease) in net assets	1,672,590	4,210,782	(3,363,379)

Net assets as of December 31, 2021	$50,323,078	$11,188,514	$10,660,065

Investment income (loss):
Dividend distributions	473,137	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(652,039)	(135,870)	(73,333)

Net investment income (loss)	(178,902)	(135,870)	(73,333)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,304	162,942	926,370
Realized capital gain (loss) on investments	—	(4,559,375)	(4,108,332)
Change in unrealized appreciation (depreciation)	—	(1,861,063)	(4,878,429)

Net gain (loss) on investments	2,304	(6,257,496)	(8,060,391)

Net increase (decrease) in net assets from operations	(176,598)	(6,393,366)	(8,133,724)

Contract owner transactions:
Variable annuity deposits	13,624,635	16,163	103,275
Terminations, withdrawals and annuity payments	(8,507,910)	(427,407)	(404,206)
Transfers between subaccounts, net	27,314,541	(683,363)	1,276,355
Maintenance charges and mortality adjustments	(202,761)	(73,662)	(38,021)

Increase (decrease) in net assets from contract transactions	32,228,505	(1,168,269)	937,403

Total increase (decrease) in net assets	32,051,907	(7,561,635)	(7,196,321)

Net assets as of December 31, 2022	$82,374,985	$3,626,879	$3,463,744

(c)	Liquidation. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Nova_(d)	Rydex VIF Precious Metals	Rydex VIF Real Estate
Net assets as of December 31, 2020	$2,388,633	$4,713,784	$2,195,538

Investment income (loss):
Dividend distributions	9,348	155,241	16,498
Investment Expenses:
Mortality and expense risk and administrative charges	(33,130)	(53,028)	(29,572)

Net investment income (loss)	(23,782)	102,213	(13,074)

Increase (decrease) in net assets from operations:
Capital gain distributions	111,958	—	—
Realized capital gain (loss) on investments	502,263	245,649	209,089
Change in unrealized appreciation (depreciation)	263,474	(806,316)	479,970

Net gain (loss) on investments	877,695	(560,667)	689,059

Net increase (decrease) in net assets from operations	853,913	(458,454)	675,985

Contract owner transactions:
Variable annuity deposits	2,801	88,270	22,289
Terminations, withdrawals and annuity payments	(306,348)	(515,336)	(376,624)
Transfers between subaccounts, net	338,337	(72,562)	201,840
Maintenance charges and mortality adjustments	(14,223)	(18,670)	(14,335)

Increase (decrease) in net assets from contract transactions	20,567	(518,298)	(166,830)

Total increase (decrease) in net assets	874,480	(976,752)	509,155

Net assets as of December 31, 2021	$3,263,113	$3,737,032	$2,704,693

Investment income (loss):
Dividend distributions	8,366	17,718	18,028
Investment Expenses:
Mortality and expense risk and administrative charges	(25,903)	(41,652)	(24,329)

Net investment income (loss)	(17,537)	(23,934)	(6,301)

Increase (decrease) in net assets from operations:
Capital gain distributions	237,172	—	98,150
Realized capital gain (loss) on investments	(34,989)	(7,732)	(6,692)
Change in unrealized appreciation (depreciation)	(1,073,622)	(587,843)	(806,417)

Net gain (loss) on investments	(871,439)	(595,575)	(714,959)

Net increase (decrease) in net assets from operations	(888,976)	(619,509)	(721,260)

Contract owner transactions:
Variable annuity deposits	79,885	68,078	28,011
Terminations, withdrawals and annuity payments	(163,653)	(239,468)	(211,702)
Transfers between subaccounts, net	(602,387)	345,898	(325,566)
Maintenance charges and mortality adjustments	(11,170)	(15,584)	2,590

Increase (decrease) in net assets from contract transactions	(697,325)	158,924	(506,667)

Total increase (decrease) in net assets	(1,586,301)	(460,585)	(1,227,927)

Net assets as of December 31, 2022	$1,676,812	$3,276,447	$1,476,766

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy (d)	Rydex VIF Russell 2000® 2x Strategy (d)
Net assets as of December 31, 2020	$1,142,121	$1,379,767	$12,377,233

Investment income (loss):
Dividend distributions	—	783	—
Investment Expenses:
Mortality and expense risk and administrative charges	(8,077)	(11,291)	(60,448)

Net investment income (loss)	(8,077)	(10,508)	(60,448)

Increase (decrease) in net assets from operations:
Capital gain distributions	39,636	229,619	333,586
Realized capital gain (loss) on investments	219,387	152,964	51,033
Change in unrealized appreciation (depreciation)	(151,960)	(201,765)	(592,070)

Net gain (loss) on investments	107,063	180,818	(207,451)

Net increase (decrease) in net assets from operations	98,986	170,310	(267,899)

Contract owner transactions:
Variable annuity deposits	—	15,123	93
Terminations, withdrawals and annuity payments	(128,186)	(94,937)	(358,302)
Transfers between subaccounts, net	(564,136)	403,600	(10,675,030)
Maintenance charges and mortality adjustments	(4,668)	(5,774)	(46,839)

Increase (decrease) in net assets from contract transactions	(696,990)	318,012	(11,080,078)

Total increase (decrease) in net assets	(598,004)	488,322	(11,347,977)

Net assets as of December 31, 2021	$544,117	$1,868,089	$1,029,256

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,913)	(8,356)	(12,789)

Net investment income (loss)	(4,913)	(8,356)	(12,789)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,621	—	—
Realized capital gain (loss) on investments	863	(239,677)	(479,438)
Change in unrealized appreciation (depreciation)	(156,331)	(245,466)	(86,273)

Net gain (loss) on investments	(145,847)	(485,143)	(565,711)

Net increase (decrease) in net assets from operations	(150,760)	(493,499)	(578,500)

Contract owner transactions:
Variable annuity deposits	79,460	(33)	110,563
Terminations, withdrawals and annuity payments	(16,938)	(8,013)	(107,304)
Transfers between subaccounts, net	(12,429)	(895,473)	(68,874)
Maintenance charges and mortality adjustments	(1,928)	(2,715)	(9,075)

Increase (decrease) in net assets from contract transactions	48,165	(906,234)	(74,690)

Total increase (decrease) in net assets	(102,595)	(1,399,733)	(653,190)

Net assets as of December 31, 2022	$441,522	$468,356	$376,066

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P 500 2x Strategy (d)	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value
Net assets as of December 31, 2020	$4,045,097	$3,928,105	$8,381,376

Investment income (loss):
Dividend distributions	—	—	49,691
Investment Expenses:
Mortality and expense risk and administrative charges	(51,854)	(61,206)	(99,244)

Net investment income (loss)	(51,854)	(61,206)	(49,553)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,946	27,452
Realized capital gain (loss) on investments	1,778,442	470,702	1,856,121
Change in unrealized appreciation (depreciation)	827,213	689,370	713,712

Net gain (loss) on investments	2,605,655	1,181,018	2,597,285

Net increase (decrease) in net assets from operations	2,553,801	1,119,812	2,547,732

Contract owner transactions:
Variable annuity deposits	6,392	57,692	297,083
Terminations, withdrawals and annuity payments	(573,177)	(507,358)	(1,502,113)
Transfers between subaccounts, net	1,558,259	2,928,259	(2,784,364)
Maintenance charges and mortality adjustments	(22,702)	(23,138)	(43,221)

Increase (decrease) in net assets from contract transactions	968,772	2,455,455	(4,032,615)

Total increase (decrease) in net assets	3,522,573	3,575,267	(1,484,883)

Net assets as of December 31, 2021	$7,567,670	$7,503,372	$6,896,493

Investment income (loss):
Dividend distributions	—	—	65,621
Investment Expenses:
Mortality and expense risk and administrative charges	(33,889)	(45,101)	(83,766)

Net investment income (loss)	(33,889)	(45,101)	(18,145)

Increase (decrease) in net assets from operations:
Capital gain distributions	418,289	568,186	700,089
Realized capital gain (loss) on investments	(478,203)	(456,975)	442,549
Change in unrealized appreciation (depreciation)	(1,903,407)	(2,026,583)	(1,422,478)

Net gain (loss) on investments	(1,963,321)	(1,915,372)	(279,840)

Net increase (decrease) in net assets from operations	(1,997,210)	(1,960,473)	(297,985)

Contract owner transactions:
Variable annuity deposits	48,561	195,862	70,065
Terminations, withdrawals and annuity payments	(244,410)	(561,757)	(843,645)
Transfers between subaccounts, net	(3,487,358)	(2,166,708)	1,186,463
Maintenance charges and mortality adjustments	(19,123)	(16,878)	(32,716)

Increase (decrease) in net assets from contract transactions	(3,702,330)	(2,549,481)	380,167

Total increase (decrease) in net assets	(5,699,540)	(4,509,954)	82,182

Net assets as of December 31, 2022	$1,868,130	$2,993,418	$6,978,675

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth
Net assets as of December 31, 2020	$3,129,376	$2,759,688	$2,816,483

Investment income (loss):
Dividend distributions	—	2,853	—
Investment Expenses:
Mortality and expense risk and administrative charges	(33,981)	(43,506)	(40,895)

Net investment income (loss)	(33,981)	(40,653)	(40,895)

Increase (decrease) in net assets from operations:
Capital gain distributions	202,282	131,259	14,852
Realized capital gain (loss) on investments	403,464	466,636	496,144
Change in unrealized appreciation (depreciation)	(355,624)	285,674	(179,383)

Net gain (loss) on investments	250,122	883,569	331,613

Net increase (decrease) in net assets from operations	216,141	842,916	290,718

Contract owner transactions:
Variable annuity deposits	51,933	79,838	68,557
Terminations, withdrawals and annuity payments	(466,594)	(409,199)	(446,585)
Transfers between subaccounts, net	(635,354)	(206,894)	(609,210)
Maintenance charges and mortality adjustments	(13,311)	(12,339)	(9,453)

Increase (decrease) in net assets from contract transactions	(1,063,326)	(548,594)	(996,691)

Total increase (decrease) in net assets	(847,185)	294,322	(705,973)

Net assets as of December 31, 2021	$2,282,191	$3,054,010	$2,110,510

Investment income (loss):
Dividend distributions	—	21,687	—
Investment Expenses:
Mortality and expense risk and administrative charges	(19,791)	(28,848)	(16,590)

Net investment income (loss)	(19,791)	(7,161)	(16,590)

Increase (decrease) in net assets from operations:
Capital gain distributions	292,765	430,645	228,436
Realized capital gain (loss) on investments	(78,357)	(18,657)	(104,532)
Change in unrealized appreciation (depreciation)	(687,600)	(586,850)	(682,780)

Net gain (loss) on investments	(473,192)	(174,862)	(558,876)

Net increase (decrease) in net assets from operations	(492,983)	(182,023)	(575,466)

Contract owner transactions:
Variable annuity deposits	27,198	33,388	11,865
Terminations, withdrawals and annuity payments	(123,049)	(127,916)	(130,798)
Transfers between subaccounts, net	(331,694)	(79,678)	(305,077)
Maintenance charges and mortality adjustments	(8,966)	(9,621)	(7,137)

Increase (decrease) in net assets from contract transactions	(436,511)	(183,827)	(431,147)

Total increase (decrease) in net assets	(929,494)	(365,850)	(1,006,613)

Net assets as of December 31, 2022	$1,352,697	$2,688,160	$1,103,897

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy (d)	Rydex VIF Technology
Net assets as of December 31, 2020	$2,416,477	$609,655	$4,803,474

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(72,250)	(8,708)	(49,565)

Net investment income (loss)	(72,250)	(8,708)	(49,565)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	235,325
Realized capital gain (loss) on investments	2,616,651	(8,982)	845,915
Change in unrealized appreciation (depreciation)	384,444	75,901	(378,125)

Net gain (loss) on investments	3,001,095	66,919	703,115

Net increase (decrease) in net assets from operations	2,928,845	58,211	653,550

Contract owner transactions:
Variable annuity deposits	84,560	—	81,558
Terminations, withdrawals and annuity payments	(223,384)	(20,797)	(707,890)
Transfers between subaccounts, net	(269,000)	(801)	(908,683)
Maintenance charges and mortality adjustments	(32,576)	(1,710)	(21,557)

Increase (decrease) in net assets from contract transactions	(440,400)	(23,308)	(1,556,572)

Total increase (decrease) in net assets	2,488,445	34,903	(903,022)

Net assets as of December 31, 2021	$4,904,922	$644,558	$3,900,452

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(28,896)	(8,915)	(33,561)

Net investment income (loss)	(28,896)	(8,915)	(33,561)

Increase (decrease) in net assets from operations:
Capital gain distributions	299,156	—	189,671
Realized capital gain (loss) on investments	(106,984)	29,260	(12,365)
Change in unrealized appreciation (depreciation)	(534,393)	75,396	(1,587,596)

Net gain (loss) on investments	(342,221)	104,656	(1,410,290)

Net increase (decrease) in net assets from operations	(371,117)	95,741	(1,443,851)

Contract owner transactions:
Variable annuity deposits	19,260	(10)	213,925
Terminations, withdrawals and annuity payments	(165,440)	(66,577)	(201,017)
Transfers between subaccounts, net	(3,019,901)	(32,960)	(209,521)
Maintenance charges and mortality adjustments	(11,618)	(1,615)	(14,830)

Increase (decrease) in net assets from contract transactions	(3,177,699)	(101,162)	(211,443)

Total increase (decrease) in net assets	(3,548,816)	(5,421)	(1,655,294)

Net assets as of December 31, 2022	$1,356,106	$639,137	$2,245,158

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Telecommunications	Rydex VIF Transportation	Rydex VIF Utilities
Net assets as of December 31, 2020	$623,044	$627,215	$3,763,441

Investment income (loss):
Dividend distributions	5,326	—	54,883
Investment Expenses:
Mortality and expense risk and administrative charges	(8,994)	(6,842)	(38,350)

Net investment income (loss)	(3,668)	(6,842)	16,533

Increase (decrease) in net assets from operations:
Capital gain distributions	—	56,966	—
Realized capital gain (loss) on investments	33,668	39,899	52,278
Change in unrealized appreciation (depreciation)	22,255	5,139	365,331

Net gain (loss) on investments	55,923	102,004	417,609

Net increase (decrease) in net assets from operations	52,255	95,162	434,142

Contract owner transactions:
Variable annuity deposits	3,011	11,851	24,437
Terminations, withdrawals and annuity payments	(24,774)	(40,258)	(332,460)
Transfers between subaccounts, net	(35)	(163,130)	(279,090)
Maintenance charges and mortality adjustments	(4,046)	(3,290)	(13,353)

Increase (decrease) in net assets from contract transactions	(25,844)	(194,827)	(600,466)

Total increase (decrease) in net assets	26,411	(99,665)	(166,324)

Net assets as of December 31, 2021	$649,455	$527,550	$3,597,117

Investment income (loss):
Dividend distributions	2,720	—	28,652
Investment Expenses:
Mortality and expense risk and administrative charges	(6,266)	(4,819)	(43,636)

Net investment income (loss)	(3,546)	(4,819)	(14,984)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	39,421	22,992
Realized capital gain (loss) on investments	4,638	(156,257)	149,622
Change in unrealized appreciation (depreciation)	(161,334)	(220,126)	(284,701)

Net gain (loss) on investments	(156,696)	(336,962)	(112,087)

Net increase (decrease) in net assets from operations	(160,242)	(341,781)	(127,071)

Contract owner transactions:
Variable annuity deposits	119,322	119,346	69,293
Terminations, withdrawals and annuity payments	(23,539)	(28,729)	(579,799)
Transfers between subaccounts, net	(113,304)	109,530	463,209
Maintenance charges and mortality adjustments	(3,059)	(2,563)	4,143

Increase (decrease) in net assets from contract transactions	(20,580)	197,584	(43,154)

Total increase (decrease) in net assets	(180,822)	(144,197)	(170,225)

Net assets as of December 31, 2022	$468,633	$383,353	$3,426,892

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Rydex VIF Weakening Dollar 2x Strategy (d)	T. Rowe Price Blue Chip Growth	T. Rowe Price Capital Appreciation
Net assets as of December 31, 2020	$167,310	$2,695,743	$8,018,634

Investment income (loss):
Dividend distributions	—	—	48,202
Investment Expenses:
Mortality and expense risk and administrative charges	(2,088)	(20,705)	(76,923)

Net investment income (loss)	(2,088)	(20,705)	(28,721)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	368,416	641,300
Realized capital gain (loss) on investments	(9,123)	234,789	451,423
Change in unrealized appreciation (depreciation)	(14,572)	(96,382)	269,499

Net gain (loss) on investments	(23,695)	506,823	1,362,222

Net increase (decrease) in net assets from operations	(25,783)	486,118	1,333,501

Contract owner transactions:
Variable annuity deposits	—	314,596	152,069
Terminations, withdrawals and annuity payments	(19,703)	(147,474)	(1,165,253)
Transfers between subaccounts, net	(14,998)	(199,305)	(103,539)
Maintenance charges and mortality adjustments	(925)	(2,828)	(18,131)

Increase (decrease) in net assets from contract transactions	(35,626)	(35,011)	(1,134,854)

Total increase (decrease) in net assets	(61,409)	451,107	198,647

Net assets as of December 31, 2021	$105,901	$3,146,850	$8,217,281

Investment income (loss):
Dividend distributions	—	—	84,028
Investment Expenses:
Mortality and expense risk and administrative charges	(1,181)	(11,958)	(68,339)

Net investment income (loss)	(1,181)	(11,958)	15,689

Increase (decrease) in net assets from operations:
Capital gain distributions	—	88,412	495,202
Realized capital gain (loss) on investments	(20,824)	(85,846)	159,829
Change in unrealized appreciation (depreciation)	(1,896)	(1,136,437)	(1,730,264)

Net gain (loss) on investments	(22,720)	(1,133,871)	(1,075,233)

Net increase (decrease) in net assets from operations	(23,901)	(1,145,829)	(1,059,544)

Contract owner transactions:
Variable annuity deposits	268	165,011	207,795
Terminations, withdrawals and annuity payments	(13,049)	(307,576)	(899,864)
Transfers between subaccounts, net	35,806	(264,994)	314,362
Maintenance charges and mortality adjustments	(575)	(2,664)	(16,184)

Increase (decrease) in net assets from contract transactions	22,450	(410,223)	(393,891)

Total increase (decrease) in net assets	(1,451)	(1,556,052)	(1,453,435)

Net assets as of December 31, 2022	$104,450	$1,590,798	$6,763,846

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Growth Stock	T. Rowe Price Health Sciences
Net assets as of December 31, 2020	$546,324	$8,121,311	$12,995,970

Investment income (loss):
Dividend distributions	8,418	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,615)	(76,716)	(109,810)

Net investment income (loss)	3,803	(76,716)	(109,810)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,126	748,357	934,217
Realized capital gain (loss) on investments	22,665	724,440	623,279
Change in unrealized appreciation (depreciation)	56,298	8,982	129,331

Net gain (loss) on investments	133,089	1,481,779	1,686,827

Net increase (decrease) in net assets from operations	136,892	1,405,063	1,577,017

Contract owner transactions:
Variable annuity deposits	45,057	195,878	1,465,062
Terminations, withdrawals and annuity payments	(137,032)	(1,362,934)	(1,023,880)
Transfers between subaccounts, net	181,029	43,058	(189,456)
Maintenance charges and mortality adjustments	(342)	(24,148)	(31,625)

Increase (decrease) in net assets from contract transactions	88,712	(1,148,146)	220,101

Total increase (decrease) in net assets	225,604	256,917	1,797,118

Net assets as of December 31, 2021	$771,928	$8,378,228	$14,793,088

Investment income (loss):
Dividend distributions	15,763	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,480)	(54,536)	(93,439)

Net investment income (loss)	11,283	(54,536)	(93,439)

Increase (decrease) in net assets from operations:
Capital gain distributions	56,386	172,986	199,641
Realized capital gain (loss) on investments	8,283	157,625	81,770
Change in unrealized appreciation (depreciation)	(104,824)	(3,711,348)	(2,199,549)

Net gain (loss) on investments	(40,155)	(3,380,737)	(1,918,138)

Net increase (decrease) in net assets from operations	(28,872)	(3,435,273)	(2,011,577)

Contract owner transactions:
Variable annuity deposits	1,458	143,985	391,204
Terminations, withdrawals and annuity payments	(143,354)	(639,949)	(807,733)
Transfers between subaccounts, net	483,714	225,881	(510,153)
Maintenance charges and mortality adjustments	(682)	(26,784)	(29,219)

Increase (decrease) in net assets from contract transactions	341,136	(296,867)	(955,901)

Total increase (decrease) in net assets	312,264	(3,732,140)	(2,967,478)

Net assets as of December 31, 2022	$1,084,192	$4,646,088	$11,825,610

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010	T. Rowe Price Retirement 2015
Net assets as of December 31, 2020	$82,656	$1,671	$153,151

Investment income (loss):
Dividend distributions	945	24	1,996
Investment Expenses:
Mortality and expense risk and administrative charges	(650)	(17)	(1,518)

Net investment income (loss)	295	7	478

Increase (decrease) in net assets from operations:
Capital gain distributions	614	185	15,522
Realized capital gain (loss) on investments	397	1	210
Change in unrealized appreciation (depreciation)	(2,168)	(74)	(3,532)

Net gain (loss) on investments	(1,157)	112	12,200

Net increase (decrease) in net assets from operations	(862)	119	12,678

Contract owner transactions:
Variable annuity deposits	16,555	—	12,665
Terminations, withdrawals and annuity payments	(19,893)	—	(348)
Transfers between subaccounts, net	22,439	—	—
Maintenance charges and mortality adjustments	(134)	(6)	(42)

Increase (decrease) in net assets from contract transactions	18,967	(6)	12,275

Total increase (decrease) in net assets	18,105	113	24,953

Net assets as of December 31, 2021	$100,761	$1,784	$178,104

Investment income (loss):
Dividend distributions	1,217	34	3,041
Investment Expenses:
Mortality and expense risk and administrative charges	(510)	(15)	(1,413)

Net investment income (loss)	707	19	1,628

Increase (decrease) in net assets from operations:
Capital gain distributions	95	120	12,400
Realized capital gain (loss) on investments	(2,245)	(2)	(1,236)
Change in unrealized appreciation (depreciation)	(3,440)	(407)	(39,724)

Net gain (loss) on investments	(5,590)	(289)	(28,560)

Net increase (decrease) in net assets from operations	(4,883)	(270)	(26,932)

Contract owner transactions:
Variable annuity deposits	(27)	—	12,969
Terminations, withdrawals and annuity payments	(11,045)	—	(20,360)
Transfers between subaccounts, net	(25,422)	7	—
Maintenance charges and mortality adjustments	(175)	(5)	(38)

Increase (decrease) in net assets from contract transactions	(36,669)	2	(7,429)

Total increase (decrease) in net assets	(41,552)	(268)	(34,361)

Net assets as of December 31, 2022	$59,209	$1,516	$143,743

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030
Net assets as of December 31, 2020	$138,935	$64,223	$225,940

Investment income (loss):
Dividend distributions	1,384	591	1,515
Investment Expenses:
Mortality and expense risk and administrative charges	(1,289)	(630)	(2,314)

Net investment income (loss)	95	(39)	(799)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,755	6,388	21,668
Realized capital gain (loss) on investments	3,332	129	584
Change in unrealized appreciation (depreciation)	(4,806)	200	6,376

Net gain (loss) on investments	12,281	6,717	28,628

Net increase (decrease) in net assets from operations	12,376	6,678	27,829

Contract owner transactions:
Variable annuity deposits	7,083	2,590	21,994
Terminations, withdrawals and annuity payments	(9,939)	—	—
Transfers between subaccounts, net	(13,235)	—	311
Maintenance charges and mortality adjustments	(522)	(274)	(417)

Increase (decrease) in net assets from contract transactions	(16,613)	2,316	21,888

Total increase (decrease) in net assets	(4,237)	8,994	49,717

Net assets as of December 31, 2021	$134,698	$73,217	$275,657

Investment income (loss):
Dividend distributions	2,242	982	3,423
Investment Expenses:
Mortality and expense risk and administrative charges	(1,075)	(526)	(2,323)

Net investment income (loss)	1,167	456	1,100

Increase (decrease) in net assets from operations:
Capital gain distributions	10,875	5,544	24,616
Realized capital gain (loss) on investments	(263)	981	(78)
Change in unrealized appreciation (depreciation)	(33,170)	(18,200)	(77,935)

Net gain (loss) on investments	(22,558)	(11,675)	(53,397)

Net increase (decrease) in net assets from operations	(21,391)	(11,219)	(52,297)

Contract owner transactions:
Variable annuity deposits	2,432	8,192	40,010
Terminations, withdrawals and annuity payments	(1,604)	(10,739)	—
Transfers between subaccounts, net	5	6	3,095
Maintenance charges and mortality adjustments	(413)	(348)	(531)

Increase (decrease) in net assets from contract transactions	420	(2,889)	42,574

Total increase (decrease) in net assets	(20,971)	(14,108)	(9,723)

Net assets as of December 31, 2022	$113,727	$59,109	$265,934

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2045
Net assets as of December 31, 2020	$238,091	$67,343	$2,645

Investment income (loss):
Dividend distributions	362	188	9
Investment Expenses:
Mortality and expense risk and administrative charges	(1,707)	(666)	(34)

Net investment income (loss)	(1,345)	(478)	(25)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,530	5,024	294
Realized capital gain (loss) on investments	22,212	1,980	13
Change in unrealized appreciation (depreciation)	(2,161)	3,480	205

Net gain (loss) on investments	25,581	10,484	512

Net increase (decrease) in net assets from operations	24,236	10,006	487

Contract owner transactions:
Variable annuity deposits	13,000	5,165	2,025
Terminations, withdrawals and annuity payments	(55,758)	(8,371)	—
Transfers between subaccounts, net	(123,031)	—	—
Maintenance charges and mortality adjustments	(650)	(282)	(46)

Increase (decrease) in net assets from contract transactions	(166,439)	(3,488)	1,979

Total increase (decrease) in net assets	(142,203)	6,518	2,466

Net assets as of December 31, 2021	$95,888	$73,861	$5,111

Investment income (loss):
Dividend distributions	544	615	45
Investment Expenses:
Mortality and expense risk and administrative charges	(762)	(600)	(51)

Net investment income (loss)	(218)	15	(6)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,413	4,627	402
Realized capital gain (loss) on investments	(1,996)	(4)	(4)
Change in unrealized appreciation (depreciation)	(20,198)	(19,809)	(1,585)

Net gain (loss) on investments	(17,781)	(15,186)	(1,187)

Net increase (decrease) in net assets from operations	(17,999)	(15,171)	(1,193)

Contract owner transactions:
Variable annuity deposits	8,937	7,985	2,665
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	(28,403)	1	5
Maintenance charges and mortality adjustments	(327)	(285)	(63)

Increase (decrease) in net assets from contract transactions	(19,793)	7,701	2,607

Total increase (decrease) in net assets	(37,792)	(7,470)	1,414

Net assets as of December 31, 2022	$58,096	$66,391	$6,525

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced
Net assets as of December 31, 2020	$—	$57,115	$112,744

Investment income (loss):
Dividend distributions	—	101	3,273
Investment Expenses:
Mortality and expense risk and administrative charges	—	(515)	(1,530)

Net investment income (loss)	—	(414)	1,743

Increase (decrease) in net assets from operations:
Capital gain distributions	6	2,402	21,255
Realized capital gain (loss) on investments	—	5,728	2,434
Change in unrealized appreciation (depreciation)	(5)	1,016	(16,834)

Net gain (loss) on investments	1	9,146	6,855

Net increase (decrease) in net assets from operations	1	8,732	8,598

Contract owner transactions:
Variable annuity deposits	104	1,056	7,502
Terminations, withdrawals and annuity payments	—	(18,700)	(41,424)
Transfers between subaccounts, net	—	—	141,748
Maintenance charges and mortality adjustments	—	(151)	(881)

Increase (decrease) in net assets from contract transactions	104	(17,795)	106,945

Total increase (decrease) in net assets	105	(9,063)	115,543

Net assets as of December 31, 2021	$105	$48,052	$228,287

Investment income (loss):
Dividend distributions	2	246	4,768
Investment Expenses:
Mortality and expense risk and administrative charges	(2)	(370)	(1,722)

Net investment income (loss)	—	(124)	3,046

Increase (decrease) in net assets from operations:
Capital gain distributions	21	2,177	9,170
Realized capital gain (loss) on investments	(2)	55	(15,969)
Change in unrealized appreciation (depreciation)	(55)	(11,929)	(25,992)

Net gain (loss) on investments	(36)	(9,697)	(32,791)

Net increase (decrease) in net assets from operations	(36)	(9,821)	(29,745)

Contract owner transactions:
Variable annuity deposits	257	991	25,059
Terminations, withdrawals and annuity payments	—	—	(48,139)
Transfers between subaccounts, net	—	—	(35,214)
Maintenance charges and mortality adjustments	(5)	(147)	(824)

Increase (decrease) in net assets from contract transactions	252	844	(59,118)

Total increase (decrease) in net assets	216	(8,977)	(88,863)

Net assets as of December 31, 2022	$321	$39,075	$139,424

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund
Net assets as of December 31, 2020	$6,846,325	$9,817,548	$1,482,690

Investment income (loss):
Dividend distributions	89,464	100,552	—
Investment Expenses:
Mortality and expense risk and administrative charges	(100,518)	(89,557)	(7,429)

Net investment income (loss)	(11,054)	10,995	(7,429)

Increase (decrease) in net assets from operations:
Capital gain distributions	205,036	—	—
Realized capital gain (loss) on investments	194,546	824,286	(118,273)
Change in unrealized appreciation (depreciation)	(1,218,445)	(273,218)	54,095

Net gain (loss) on investments	(818,863)	551,068	(64,178)

Net increase (decrease) in net assets from operations	(829,917)	562,063	(71,607)

Contract owner transactions:
Variable annuity deposits	318,562	21,438	202,447
Terminations, withdrawals and annuity payments	(1,264,286)	(994,114)	(202,306)
Transfers between subaccounts, net	3,723,638	(4,628,101)	(348,326)
Maintenance charges and mortality adjustments	(44,449)	(34,657)	(2,182)

Increase (decrease) in net assets from contract transactions	2,733,465	(5,635,434)	(350,367)

Total increase (decrease) in net assets	1,903,548	(5,073,371)	(421,974)

Net assets as of December 31, 2021	$8,749,873	$4,744,177	$1,060,716

Investment income (loss):
Dividend distributions	168,997	131,190	—
Investment Expenses:
Mortality and expense risk and administrative charges	(72,134)	(55,466)	(5,635)

Net investment income (loss)	96,863	75,724	(5,635)

Increase (decrease) in net assets from operations:
Capital gain distributions	488,331	—	—
Realized capital gain (loss) on investments	(462,814)	(39,247)	(88,138)
Change in unrealized appreciation (depreciation)	(2,052,099)	(488,645)	38,948

Net gain (loss) on investments	(2,026,582)	(527,892)	(49,190)

Net increase (decrease) in net assets from operations	(1,929,719)	(452,168)	(54,825)

Contract owner transactions:
Variable annuity deposits	80,707	13,973	20,989
Terminations, withdrawals and annuity payments	(820,687)	(597,840)	(65,930)
Transfers between subaccounts, net	(459,715)	190,332	(201,452)
Maintenance charges and mortality adjustments	(29,284)	(21,924)	(2,277)

Increase (decrease) in net assets from contract transactions	(1,228,979)	(415,459)	(248,670)

Total increase (decrease) in net assets	(3,158,698)	(867,627)	(303,495)

Net assets as of December 31, 2022	$5,591,175	$3,876,550	$757,221

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Templeton Growth VIP Fund	Third Avenue Value	TOPS® Aggressive Growth ETF
Net assets as of December 31, 2020	$3,933	$17,020	$—

Investment income (loss):
Dividend distributions	45	234	1,377
Investment Expenses:
Mortality and expense risk and administrative charges	(60)	(391)	(3,255)

Net investment income (loss)	(15)	(157)	(1,878)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12)	(23)	1,089
Change in unrealized appreciation (depreciation)	159	2,256	16,989

Net gain (loss) on investments	147	2,233	18,078

Net increase (decrease) in net assets from operations	132	2,076	16,200

Contract owner transactions:
Variable annuity deposits	—	14,513	21,441
Terminations, withdrawals and annuity payments	—	(10,832)	(67,845)
Transfers between subaccounts, net	—	—	373,942
Maintenance charges and mortality adjustments	(1)	(3)	(54)

Increase (decrease) in net assets from contract transactions	(1)	3,678	327,484

Total increase (decrease) in net assets	131	5,754	343,684

Net assets as of December 31, 2021	$4,064	$22,774	$343,684

Investment income (loss):
Dividend distributions	6	361	1
Investment Expenses:
Mortality and expense risk and administrative charges	(45)	(1,319)	(1,596)

Net investment income (loss)	(39)	(958)	(1,595)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(18)	3,133	(30,082)
Change in unrealized appreciation (depreciation)	(455)	10,120	(16,989)

Net gain (loss) on investments	(473)	13,253	(47,071)

Net increase (decrease) in net assets from operations	(512)	12,295	(48,666)

Contract owner transactions:
Variable annuity deposits	—	235	9,298
Terminations, withdrawals and annuity payments	—	(54,770)	—
Transfers between subaccounts, net	—	620,461	(304,106)
Maintenance charges and mortality adjustments	(7)	(206)	(210)

Increase (decrease) in net assets from contract transactions	(7)	565,720	(295,018)

Total increase (decrease) in net assets	(519)	578,015	(343,684)

Net assets as of December 31, 2022	$3,545	$600,789	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	TOPS® Balanced ETF	TOPS® Conservative ETF	TOPS® Growth ETF
Net assets as of December 31, 2020	$—	$530,413	$—

Investment income (loss):
Dividend distributions	—	39,184	1,485
Investment Expenses:
Mortality and expense risk and administrative charges	(12)	(38,504)	(2,000)

Net investment income (loss)	(12)	680	(515)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	2,617	19
Change in unrealized appreciation (depreciation)	2,364	90,715	16,024

Net gain (loss) on investments	2,364	93,332	16,043

Net increase (decrease) in net assets from operations	2,352	94,012	15,528

Contract owner transactions:
Variable annuity deposits	170,445	229,008	572,112
Terminations, withdrawals and annuity payments	—	(126,062)	(111)
Transfers between subaccounts, net	—	3,678,801	60,739
Maintenance charges and mortality adjustments	—	(501)	(106)

Increase (decrease) in net assets from contract transactions	170,445	3,781,246	632,634

Total increase (decrease) in net assets	172,797	3,875,258	648,162

Net assets as of December 31, 2021	$172,797	$4,405,671	$648,162

Investment income (loss):
Dividend distributions	7,726	9,428	2,719
Investment Expenses:
Mortality and expense risk and administrative charges	(1,046)	(22,218)	(2,744)

Net investment income (loss)	6,680	(12,790)	(25)

Increase (decrease) in net assets from operations:
Capital gain distributions	8,444	10,567	1,417
Realized capital gain (loss) on investments	(208)	(225,432)	(48,994)
Change in unrealized appreciation (depreciation)	(43,390)	(145,471)	(43,632)

Net gain (loss) on investments	(35,154)	(360,336)	(91,209)

Net increase (decrease) in net assets from operations	(28,474)	(373,126)	(91,234)

Contract owner transactions:
Variable annuity deposits	432,846	448,851	127,388
Terminations, withdrawals and annuity payments	(3,197)	(88,888)	(7,473)
Transfers between subaccounts, net	—	(3,732,407)	(416,447)
Maintenance charges and mortality adjustments	(801)	(4,272)	(723)

Increase (decrease) in net assets from contract transactions	428,848	(3,376,716)	(297,255)

Total increase (decrease) in net assets	400,374	(3,749,842)	(388,489)

Net assets as of December 31, 2022	$573,171	$655,829	$259,673

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	TOPS® Managed Risk Balanced ETF	TOPS® Managed Risk Moderate Growth ETF	TOPS® Moderate Growth ETF
Net assets as of December 31, 2020	$—	$—	$—

Investment income (loss):
Dividend distributions	—	5,465	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(6,169)	—

Net investment income (loss)	—	(704)	—

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	—	308	—
Change in unrealized appreciation (depreciation)	—	29,413	—

Net gain (loss) on investments	—	29,721	—

Net increase (decrease) in net assets from operations	—	29,017	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	493,679	—
Maintenance charges and mortality adjustments	—	(1,497)	—

Increase (decrease) in net assets from contract transactions	—	492,182	—

Total increase (decrease) in net assets	—	521,199	—

Net assets as of December 31, 2021	$—	$521,199	$—

Investment income (loss):
Dividend distributions	—	—	8,452
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(374)	(411)

Net investment income (loss)	(67)	(374)	8,041

Increase (decrease) in net assets from operations:
Capital gain distributions	1	56	7,543
Realized capital gain (loss) on investments	(3,330)	9,997	133
Change in unrealized appreciation (depreciation)	—	(29,413)	19,307

Net gain (loss) on investments	(3,329)	(19,360)	26,983

Net increase (decrease) in net assets from operations	(3,396)	(19,734)	35,024

Contract owner transactions:
Variable annuity deposits	55,055	—	612,668
Terminations, withdrawals and annuity payments	(51,648)	—	(1,869)
Transfers between subaccounts, net	(3)	(501,465)	—
Maintenance charges and mortality adjustments	(8)	—	(152)

Increase (decrease) in net assets from contract transactions	3,396	(501,465)	610,647

Total increase (decrease) in net assets	—	(521,199)	645,671

Net assets as of December 31, 2022	$—	$—	$645,671

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	VanEck VIP Global Gold	VanEck VIP Global Resources	Vanguard® VIF Balanced
Net assets as of December 31, 2020	$392,379	$146,413	$938,575

Investment income (loss):
Dividend distributions	34,339	241	22,652
Investment Expenses:
Mortality and expense risk and administrative charges	(2,432)	(1,342)	(12,902)

Net investment income (loss)	31,907	(1,101)	9,750

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	62,861
Realized capital gain (loss) on investments	14,374	15,976	35,245
Change in unrealized appreciation (depreciation)	(101,024)	7,443	178,540

Net gain (loss) on investments	(86,650)	23,419	276,646

Net increase (decrease) in net assets from operations	(54,743)	22,318	286,396

Contract owner transactions:
Variable annuity deposits	69,858	—	2,129,563
Terminations, withdrawals and annuity payments	(6,579)	(2,644)	(79,239)
Transfers between subaccounts, net	(204,237)	(41,017)	(121,377)
Maintenance charges and mortality adjustments	(290)	(240)	(1,082)

Increase (decrease) in net assets from contract transactions	(141,248)	(43,901)	1,927,865

Total increase (decrease) in net assets	(195,991)	(21,583)	2,214,261

Net assets as of December 31, 2021	$196,388	$124,830	$3,152,836

Investment income (loss):
Dividend distributions	—	7,247	52,584
Investment Expenses:
Mortality and expense risk and administrative charges	(6,502)	(1,517)	(14,737)

Net investment income (loss)	(6,502)	5,730	37,847

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	263,400
Realized capital gain (loss) on investments	(385,899)	7,116	(162,913)
Change in unrealized appreciation (depreciation)	(8,456)	(55,966)	(619,206)

Net gain (loss) on investments	(394,355)	(48,850)	(518,719)

Net increase (decrease) in net assets from operations	(400,857)	(43,120)	(480,872)

Contract owner transactions:
Variable annuity deposits	130,863	2,443	646,141
Terminations, withdrawals and annuity payments	(132,406)	(8,300)	(677,279)
Transfers between subaccounts, net	392,370	428,471	(317,159)
Maintenance charges and mortality adjustments	(1,225)	(210)	(3,508)

Increase (decrease) in net assets from contract transactions	389,602	422,404	(351,805)

Total increase (decrease) in net assets	(11,255)	379,284	(832,677)

Net assets as of December 31, 2022	$185,133	$504,114	$2,320,159

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value
Net assets as of December 31, 2020	$1,037,907	$2,724,001	$236,656

Investment income (loss):
Dividend distributions	10,376	99,763	3,696
Investment Expenses:
Mortality and expense risk and administrative charges	(12,816)	(91,651)	(2,684)

Net investment income (loss)	(2,440)	8,112	1,012

Increase (decrease) in net assets from operations:
Capital gain distributions	72,516	222,581	5,083
Realized capital gain (loss) on investments	78,506	80,659	10,597
Change in unrealized appreciation (depreciation)	57,875	(30,614)	68,865

Net gain (loss) on investments	208,897	272,626	84,545

Net increase (decrease) in net assets from operations	206,457	280,738	85,557

Contract owner transactions:
Variable annuity deposits	382,644	2,127,150	149,971
Terminations, withdrawals and annuity payments	(182,911)	(817,863)	(831)
Transfers between subaccounts, net	(132,275)	2,566,060	355,841
Maintenance charges and mortality adjustments	(736)	(4,258)	(221)

Increase (decrease) in net assets from contract transactions	66,722	3,871,089	504,760

Total increase (decrease) in net assets	273,179	4,151,827	590,317

Net assets as of December 31, 2021	$1,311,086	$6,875,828	$826,973

Investment income (loss):
Dividend distributions	11,761	154,440	8,544
Investment Expenses:
Mortality and expense risk and administrative charges	(10,685)	(69,734)	(3,805)

Net investment income (loss)	1,076	84,706	4,739

Increase (decrease) in net assets from operations:
Capital gain distributions	127,077	271,249	67,592
Realized capital gain (loss) on investments	(9,692)	(131,890)	(8,923)
Change in unrealized appreciation (depreciation)	(380,907)	(1,372,764)	(197,527)

Net gain (loss) on investments	(263,522)	(1,233,405)	(138,858)

Net increase (decrease) in net assets from operations	(262,446)	(1,148,699)	(134,119)

Contract owner transactions:
Variable annuity deposits	757,699	1,101,069	651,379
Terminations, withdrawals and annuity payments	(509,081)	(200,948)	(43,751)
Transfers between subaccounts, net	(62,189)	(346,166)	50,053
Maintenance charges and mortality adjustments	(1,873)	(7,897)	(530)

Increase (decrease) in net assets from contract transactions	184,556	546,058	657,151

Total increase (decrease) in net assets	(77,890)	(602,641)	523,032

Net assets as of December 31, 2022	$1,233,196	$6,273,187	$1,350,005

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2020	$1,102,923	$1,297,571	$72,702

Investment income (loss):
Dividend distributions	25,957	38,041	7,857
Investment Expenses:
Mortality and expense risk and administrative charges	(6,742)	(12,014)	(1,041)

Net investment income (loss)	19,215	26,027	6,816

Increase (decrease) in net assets from operations:
Capital gain distributions	23,968	113,654	5,856
Realized capital gain (loss) on investments	46,878	48,302	(4,319)
Change in unrealized appreciation (depreciation)	227,785	713,219	(9,812)

Net gain (loss) on investments	298,631	875,175	(8,275)

Net increase (decrease) in net assets from operations	317,846	901,202	(1,459)

Contract owner transactions:
Variable annuity deposits	376,845	2,250,566	577,077
Terminations, withdrawals and annuity payments	(299,991)	(58,551)	(10,823)
Transfers between subaccounts, net	348,991	580,068	(35,171)
Maintenance charges and mortality adjustments	(1,758)	(1,883)	(404)

Increase (decrease) in net assets from contract transactions	424,087	2,770,200	530,679

Total increase (decrease) in net assets	741,933	3,671,402	529,220

Net assets as of December 31, 2021	$1,844,856	$4,968,973	$601,922

Investment income (loss):
Dividend distributions	50,062	69,710	15,398
Investment Expenses:
Mortality and expense risk and administrative charges	(16,128)	(19,114)	(2,133)

Net investment income (loss)	33,934	50,596	13,265

Increase (decrease) in net assets from operations:
Capital gain distributions	212,834	233,093	5,687
Realized capital gain (loss) on investments	27,862	(29,757)	(12,019)
Change in unrealized appreciation (depreciation)	(254,329)	(1,422,018)	(107,889)

Net gain (loss) on investments	(13,633)	(1,218,682)	(114,221)

Net increase (decrease) in net assets from operations	20,301	(1,168,086)	(100,956)

Contract owner transactions:
Variable annuity deposits	641,112	2,123,187	573,842
Terminations, withdrawals and annuity payments	(482,410)	(171,315)	(11,487)
Transfers between subaccounts, net	868,095	585,652	128,446
Maintenance charges and mortality adjustments	(3,101)	(4,660)	(880)

Increase (decrease) in net assets from contract transactions	1,023,696	2,532,864	689,921

Total increase (decrease) in net assets	1,043,997	1,364,778	588,965

Net assets as of December 31, 2022	$2,888,853	$6,333,751	$1,190,887

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2020	$245,973	$1,381,463	$3,268,296

Investment income (loss):
Dividend distributions	192	59,355	10,743
Investment Expenses:
Mortality and expense risk and administrative charges	(5,498)	(3,819)	(14,079)

Net investment income (loss)	(5,306)	55,536	(3,336)

Increase (decrease) in net assets from operations:
Capital gain distributions	50,479	—	270,129
Realized capital gain (loss) on investments	3,379	11,606	188,184
Change in unrealized appreciation (depreciation)	54,901	(30,572)	(637,588)

Net gain (loss) on investments	108,759	(18,966)	(179,275)

Net increase (decrease) in net assets from operations	103,453	36,570	(182,611)

Contract owner transactions:
Variable annuity deposits	559,347	419,338	1,735,396
Terminations, withdrawals and annuity payments	(10,603)	(114,823)	(138,810)
Transfers between subaccounts, net	701,198	(512,391)	1,004,303
Maintenance charges and mortality adjustments	(841)	(1,381)	(3,474)

Increase (decrease) in net assets from contract transactions	1,249,101	(209,257)	2,597,415

Total increase (decrease) in net assets	1,352,554	(172,687)	2,414,804

Net assets as of December 31, 2021	$1,598,527	$1,208,776	$5,683,100

Investment income (loss):
Dividend distributions	—	38,414	58,489
Investment Expenses:
Mortality and expense risk and administrative charges	(6,351)	(3,534)	(11,523)

Net investment income (loss)	(6,351)	34,880	46,966

Increase (decrease) in net assets from operations:
Capital gain distributions	541,781	—	867,068
Realized capital gain (loss) on investments	(101,168)	(8,549)	(341,080)
Change in unrealized appreciation (depreciation)	(1,122,800)	(122,852)	(2,336,482)

Net gain (loss) on investments	(682,187)	(131,401)	(1,810,494)

Net increase (decrease) in net assets from operations	(688,538)	(96,521)	(1,763,528)

Contract owner transactions:
Variable annuity deposits	1,040,006	379,240	548,788
Terminations, withdrawals and annuity payments	(113,164)	(30,143)	(244,151)
Transfers between subaccounts, net	(175,413)	(191,081)	(154,551)
Maintenance charges and mortality adjustments	(1,624)	(1,380)	(3,398)

Increase (decrease) in net assets from contract transactions	749,805	156,636	146,688

Total increase (decrease) in net assets	61,267	60,115	(1,616,840)

Net assets as of December 31, 2022	$1,659,794	$1,268,891	$4,066,260

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2020	$2,744,483	$5,614,456	$273,043

Investment income (loss):
Dividend distributions	38,745	86,911	8,029
Investment Expenses:
Mortality and expense risk and administrative charges	(44,490)	(50,418)	(2,919)

Net investment income (loss)	(5,745)	36,493	5,110

Increase (decrease) in net assets from operations:
Capital gain distributions	231,225	210,583	10,624
Realized capital gain (loss) on investments	78,593	259,739	1,824
Change in unrealized appreciation (depreciation)	463,958	(37,732)	208,431

Net gain (loss) on investments	773,776	432,590	220,879

Net increase (decrease) in net assets from operations	768,031	469,083	225,989

Contract owner transactions:
Variable annuity deposits	1,044,376	1,534,117	436,620
Terminations, withdrawals and annuity payments	(144,935)	(895,933)	(17,930)
Transfers between subaccounts, net	417,648	(844,338)	563,318
Maintenance charges and mortality adjustments	(1,794)	(8,376)	(593)

Increase (decrease) in net assets from contract transactions	1,315,295	(214,530)	981,415

Total increase (decrease) in net assets	2,083,326	254,553	1,207,404

Net assets as of December 31, 2021	$4,827,809	$5,869,009	$1,480,447

Investment income (loss):
Dividend distributions	50,376	121,625	23,357
Investment Expenses:
Mortality and expense risk and administrative charges	(38,908)	(38,730)	(5,633)

Net investment income (loss)	11,468	82,895	17,724

Increase (decrease) in net assets from operations:
Capital gain distributions	477,890	226,618	52,757
Realized capital gain (loss) on investments	(7,160)	86,950	(7,840)
Change in unrealized appreciation (depreciation)	(1,513,572)	(1,522,724)	(644,361)

Net gain (loss) on investments	(1,042,842)	(1,209,156)	(599,444)

Net increase (decrease) in net assets from operations	(1,031,374)	(1,126,261)	(581,720)

Contract owner transactions:
Variable annuity deposits	966,501	4,353,796	790,033
Terminations, withdrawals and annuity payments	(264,069)	(870,702)	(78,638)
Transfers between subaccounts, net	184,024	743,784	318,380
Maintenance charges and mortality adjustments	(5,280)	(12,704)	(1,382)

Increase (decrease) in net assets from contract transactions	881,176	4,214,174	1,028,393

Total increase (decrease) in net assets	(150,198)	3,087,913	446,673

Net assets as of December 31, 2022	$4,677,611	$8,956,922	$1,927,120

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth_(d)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2020	$1,942,195	$294,852	$4,378,791

Investment income (loss):
Dividend distributions	55,066	1,097	170,176
Investment Expenses:
Mortality and expense risk and administrative charges	(14,475)	(766)	(36,973)

Net investment income (loss)	40,591	331	133,203

Increase (decrease) in net assets from operations:
Capital gain distributions	13,523	14,031	68,241
Realized capital gain (loss) on investments	(1,400)	9,500	(34,983)
Change in unrealized appreciation (depreciation)	(97,694)	16,428	(316,060)

Net gain (loss) on investments	(85,571)	39,959	(282,802)

Net increase (decrease) in net assets from operations	(44,980)	40,290	(149,599)

Contract owner transactions:
Variable annuity deposits	5,582,276	14,285	5,308,902
Terminations, withdrawals and annuity payments	(168,749)	(4,667)	(732,821)
Transfers between subaccounts, net	(1,476,258)	(28,889)	2,727,237
Maintenance charges and mortality adjustments	(4,585)	(397)	(4,534)

Increase (decrease) in net assets from contract transactions	3,932,684	(19,668)	7,298,784

Total increase (decrease) in net assets	3,887,704	20,622	7,149,185

Net assets as of December 31, 2021	$5,829,899	$315,474	$11,527,976

Investment income (loss):
Dividend distributions	116,886	667	236,124
Investment Expenses:
Mortality and expense risk and administrative charges	(19,954)	(623)	(38,315)

Net investment income (loss)	96,932	44	197,809

Increase (decrease) in net assets from operations:
Capital gain distributions	55,790	71,515	83,786
Realized capital gain (loss) on investments	(129,805)	(2,480)	(278,165)
Change in unrealized appreciation (depreciation)	(440,082)	(148,896)	(1,694,806)

Net gain (loss) on investments	(514,097)	(79,861)	(1,889,185)

Net increase (decrease) in net assets from operations	(417,165)	(79,817)	(1,691,376)

Contract owner transactions:
Variable annuity deposits	2,574,953	—	2,811,094
Terminations, withdrawals and annuity payments	(1,309,249)	(11,061)	(1,412,140)
Transfers between subaccounts, net	563,210	61	(58,841)
Maintenance charges and mortality adjustments	(5,176)	(322)	(7,813)

Increase (decrease) in net assets from contract transactions	1,823,738	(11,322)	1,332,300

Total increase (decrease) in net assets	1,406,573	(91,139)	(359,076)

Net assets as of December 31, 2022	$7,236,472	$224,335	$11,168,900

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Victory RS Partners (d)
Net assets as of December 31, 2020	$855,008	$3,064,148	$495,005

Investment income (loss):
Dividend distributions	51,862	68,769	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,426)	(30,074)	(5,163)

Net investment income (loss)	41,436	38,695	(5,163)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,697	295,095	80,996
Realized capital gain (loss) on investments	61,718	140,767	4,295
Change in unrealized appreciation (depreciation)	28,058	1,532,819	58,518

Net gain (loss) on investments	114,473	1,968,681	143,809

Net increase (decrease) in net assets from operations	155,909	2,007,376	138,646

Contract owner transactions:
Variable annuity deposits	3,265,226	10,585,296	1,466
Terminations, withdrawals and annuity payments	(231,515)	(429,439)	(46,290)
Transfers between subaccounts, net	1,349,747	1,570,402	(15,519)
Maintenance charges and mortality adjustments	(1,458)	(3,870)	(1,232)

Increase (decrease) in net assets from contract transactions	4,382,000	11,722,389	(61,575)

Total increase (decrease) in net assets	4,537,909	13,729,765	77,071

Net assets as of December 31, 2021	$5,392,917	$16,793,913	$572,076

Investment income (loss):
Dividend distributions	162,886	190,794	2,285
Investment Expenses:
Mortality and expense risk and administrative charges	(16,377)	(44,215)	(4,521)

Net investment income (loss)	146,509	146,579	(2,236)

Increase (decrease) in net assets from operations:
Capital gain distributions	170,512	1,022,010	35,175
Realized capital gain (loss) on investments	(77,160)	(277,780)	(7,621)
Change in unrealized appreciation (depreciation)	(1,194,727)	(4,435,072)	(54,816)

Net gain (loss) on investments	(1,101,375)	(3,690,842)	(27,262)

Net increase (decrease) in net assets from operations	(954,866)	(3,544,263)	(29,498)

Contract owner transactions:
Variable annuity deposits	2,656,244	6,101,127	1,406
Terminations, withdrawals and annuity payments	(206,622)	(2,236,982)	(86,373)
Transfers between subaccounts, net	735,255	(573,128)	(2,471)
Maintenance charges and mortality adjustments	(2,457)	(7,766)	(1,246)

Increase (decrease) in net assets from contract transactions	3,182,420	3,283,251	(88,684)

Total increase (decrease) in net assets	2,227,554	(261,012)	(118,182)

Net assets as of December 31, 2022	$7,620,471	$16,532,901	$453,894

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Victory RS Science and Technology	Victory RS Value	Virtus Ceredex Mid Cap Value Equity
Net assets as of December 31, 2020	$2,036,781	$1,813,765	$309,476

Investment income (loss):
Dividend distributions	—	8,480	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,137)	(17,751)	(3,087)

Net investment income (loss)	(16,137)	(9,271)	(3,087)

Increase (decrease) in net assets from operations:
Capital gain distributions	203,652	234,933	50,477
Realized capital gain (loss) on investments	198,957	16,833	15,383
Change in unrealized appreciation (depreciation)	(558,777)	207,892	21,735

Net gain (loss) on investments	(156,168)	459,658	87,595

Net increase (decrease) in net assets from operations	(172,305)	450,387	84,508

Contract owner transactions:
Variable annuity deposits	45,143	36,832	13,247
Terminations, withdrawals and annuity payments	(351,220)	(203,734)	(87,670)
Transfers between subaccounts, net	(142,545)	(124,009)	5,473
Maintenance charges and mortality adjustments	(3,066)	(7,253)	(1,415)

Increase (decrease) in net assets from contract transactions	(451,688)	(298,164)	(70,365)

Total increase (decrease) in net assets	(623,993)	152,223	14,143

Net assets as of December 31, 2021	$1,412,788	$1,965,988	$323,619

Investment income (loss):
Dividend distributions	—	8,770	1,692
Investment Expenses:
Mortality and expense risk and administrative charges	(7,094)	(16,471)	(2,377)

Net investment income (loss)	(7,094)	(7,701)	(685)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,981	98,087	14,326
Realized capital gain (loss) on investments	(124,886)	(4,234)	(3,948)
Change in unrealized appreciation (depreciation)	(488,997)	(161,532)	(57,485)

Net gain (loss) on investments	(585,902)	(67,679)	(47,107)

Net increase (decrease) in net assets from operations	(592,996)	(75,380)	(47,792)

Contract owner transactions:
Variable annuity deposits	26,304	36,409	9,244
Terminations, withdrawals and annuity payments	(101,210)	(123,171)	(27,214)
Transfers between subaccounts, net	(180,696)	(13,537)	(9,612)
Maintenance charges and mortality adjustments	226	(6,204)	(1,247)

Increase (decrease) in net assets from contract transactions	(255,376)	(106,503)	(28,829)

Total increase (decrease) in net assets	(848,372)	(181,883)	(76,621)

Net assets as of December 31, 2022	$564,416	$1,784,105	$246,998

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2020	$321,081	$1,450,876	$582,420

Investment income (loss):
Dividend distributions	2,658	—	3,254
Investment Expenses:
Mortality and expense risk and administrative charges	(2,958)	(11,468)	(864)

Net investment income (loss)	(300)	(11,468)	2,390

Increase (decrease) in net assets from operations:
Capital gain distributions	6,991	230,564	—
Realized capital gain (loss) on investments	30,925	72,715	4,034
Change in unrealized appreciation (depreciation)	120,919	(217,008)	(9,632)

Net gain (loss) on investments	158,835	86,271	(5,598)

Net increase (decrease) in net assets from operations	158,535	74,803	(3,208)

Contract owner transactions:
Variable annuity deposits	86,661	407,673	94,605
Terminations, withdrawals and annuity payments	(21,492)	(202,212)	—
Transfers between subaccounts, net	(109,885)	(105,025)	(554,033)
Maintenance charges and mortality adjustments	(101)	(1,407)	(84)

Increase (decrease) in net assets from contract transactions	(44,817)	99,029	(459,512)

Total increase (decrease) in net assets	113,718	173,832	(462,720)

Net assets as of December 31, 2021	$434,799	$1,624,708	$119,700

Investment income (loss):
Dividend distributions	3,493	—	4,312
Investment Expenses:
Mortality and expense risk and administrative charges	(1,918)	(6,732)	(678)

Net investment income (loss)	1,575	(6,732)	3,634

Increase (decrease) in net assets from operations:
Capital gain distributions	8,727	96,410	—
Realized capital gain (loss) on investments	584	(143,086)	(942)
Change in unrealized appreciation (depreciation)	(132,050)	(419,592)	(15,339)

Net gain (loss) on investments	(122,739)	(466,268)	(16,281)

Net increase (decrease) in net assets from operations	(121,164)	(473,000)	(12,647)

Contract owner transactions:
Variable annuity deposits	19,849	32,448	31,814
Terminations, withdrawals and annuity payments	(12,734)	(174,651)	(5,514)
Transfers between subaccounts, net	(13,365)	(207,992)	(10,280)
Maintenance charges and mortality adjustments	(165)	(1,566)	(263)

Increase (decrease) in net assets from contract transactions	(6,415)	(351,761)	15,757

Total increase (decrease) in net assets	(127,579)	(824,761)	3,110

Net assets as of December 31, 2022	$307,220	$799,947	$122,810

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Voya MidCap Opportunities Portfolio
Net assets as of December 31, 2020	$849,898	$118,378	$54,225

Investment income (loss):
Dividend distributions	—	776	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,638)	(2,395)	(384)

Net investment income (loss)	(1,638)	(1,619)	(384)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,272	21,577	23,821
Realized capital gain (loss) on investments	75,029	1,516	(13)
Change in unrealized appreciation (depreciation)	(84,171)	(10,327)	(9,757)

Net gain (loss) on investments	37,130	12,766	14,051

Net increase (decrease) in net assets from operations	35,492	11,147	13,667

Contract owner transactions:
Variable annuity deposits	31,498	69,586	64,942
Terminations, withdrawals and annuity payments	(53,140)	(1,064)	(1,456)
Transfers between subaccounts, net	(304,312)	95,672	112,609
Maintenance charges and mortality adjustments	(714)	(35)	(54)

Increase (decrease) in net assets from contract transactions	(326,668)	164,159	176,041

Total increase (decrease) in net assets	(291,176)	175,306	189,708

Net assets as of December 31, 2021	$558,722	$293,684	$243,933

Investment income (loss):
Dividend distributions	—	428	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,179)	(2,217)	(684)

Net investment income (loss)	(1,179)	(1,789)	(684)

Increase (decrease) in net assets from operations:
Capital gain distributions	11,870	13,083	133,814
Realized capital gain (loss) on investments	(14,740)	(14,583)	(1,866)
Change in unrealized appreciation (depreciation)	(104,093)	(84,042)	(193,886)

Net gain (loss) on investments	(106,963)	(85,542)	(61,938)

Net increase (decrease) in net assets from operations	(108,142)	(87,331)	(62,622)

Contract owner transactions:
Variable annuity deposits	32,412	(1,557)	—
Terminations, withdrawals and annuity payments	(19,100)	(64,334)	(2,126)
Transfers between subaccounts, net	(113,353)	12,655	6,962
Maintenance charges and mortality adjustments	(575)	(338)	(267)

Increase (decrease) in net assets from contract transactions	(100,616)	(53,574)	4,569

Total increase (decrease) in net assets	(208,758)	(140,905)	(58,053)

Net assets as of December 31, 2022	$349,964	$152,779	$185,880

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	VY CBRE Global Real Estate Portfolio_(a)	VY CBRE Real Estate Portfolio_(a)	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2020	$106,892	$—	$2,136,722

Investment income (loss):
Dividend distributions	3,273	365	83,275
Investment Expenses:
Mortality and expense risk and administrative charges	(802)	(431)	(29,726)

Net investment income (loss)	2,471	(66)	53,549

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	3,569	331	34,677
Change in unrealized appreciation (depreciation)	29,212	75,630	(105,263)

Net gain (loss) on investments	32,781	75,961	(70,586)

Net increase (decrease) in net assets from operations	35,252	75,895	(17,037)

Contract owner transactions:
Variable annuity deposits	109,833	—	87,336
Terminations, withdrawals and annuity payments	(14,444)	(3,315)	(377,843)
Transfers between subaccounts, net	(41,445)	527,382	240,929
Maintenance charges and mortality adjustments	(27)	(157)	(12,623)

Increase (decrease) in net assets from contract transactions	53,917	523,910	(62,201)

Total increase (decrease) in net assets	89,169	599,805	(79,238)

Net assets as of December 31, 2021	$196,061	$599,805	$2,057,484

Investment income (loss):
Dividend distributions	4,663	—	86,255
Investment Expenses:
Mortality and expense risk and administrative charges	(502)	(236)	(13,184)

Net investment income (loss)	4,161	(236)	73,071

Increase (decrease) in net assets from operations:
Capital gain distributions	8,286	1	—
Realized capital gain (loss) on investments	(107)	7,120	(81,287)
Change in unrealized appreciation (depreciation)	(62,264)	(75,630)	(263,036)

Net gain (loss) on investments	(54,085)	(68,509)	(344,323)

Net increase (decrease) in net assets from operations	(49,924)	(68,745)	(271,252)

Contract owner transactions:
Variable annuity deposits	(2)	—	16,305
Terminations, withdrawals and annuity payments	(447)	(613)	(206,935)
Transfers between subaccounts, net	—	(530,381)	(336,088)
Maintenance charges and mortality adjustments	(25)	(66)	(2,077)

Increase (decrease) in net assets from contract transactions	(474)	(531,060)	(528,795)

Total increase (decrease) in net assets	(50,398)	(599,805)	(800,047)

Net assets as of December 31, 2022	$145,663	$—	$1,257,437

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II, Security Benefit Advisor, SecureDesigns, and Valuebuilder are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Growth and Income	B	AllianceBernstein LP	—
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class S	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring International Equity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Omega Growth VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Bond	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	—
American Century VP Inflation Protection	II	American Century Investment Management, Inc	—
American Century VP International	II	American Century Investment Management, Inc	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock International Dividend	A	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Opportunistic Midcap Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Delaware Ivy Asset Strategy	A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Balanced	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Core Equity	Class II	Delaware Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Delaware Ivy VIP Energy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Global Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP High Income	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP International Core Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Limited-Term Bond	Class II	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Delaware Ivy VIP Mid Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Natural Resources	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Science And Technology	Class II	Delaware Management Company	—
Delaware Ivy VIP Small Cap Growth	Class II	Delaware Management Company	—
Delaware Ivy VIP Smid Cap Core	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware Ivy VIP Value	Class II	Delaware Management Company	—
Delaware VIP Global Value Equity	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Delaware VIP Real Estate Securities	Class II	Delaware Management Company	Securian Asset Management, Inc.
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA Global Bond Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	—	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	—	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	—	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	—
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	—
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	—
DWS High Income VIP	B	DWS Investment Management Americas, Inc	—
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® Advisor Leveraged Company Stock	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® Advisor New Insights	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Alpha Opportunity	A	Security Investors, LLC	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Large Cap Value	A	Security Investors, LLC	—
Guggenheim Long Short Equity	P	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Small Cap Value	A	Security Investors, LLC	—
Guggenheim SMid Cap Value	A	Security Investors, LLC	—
Guggenheim StylePlus Large Core	A	Security Investors, LLC	—
Guggenheim StylePlus Mid Growth	A	Security Investors, LLC	—
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies —		Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Guggenheim World Equity Income	A	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—
Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Adaptive Risk Managed U.S. Equity	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Sustainable Equity	Trust	Neuberger Berman Investment Advisers LLC	—
North Square Spectrum Alpha	A	Northern Trust Investments Inc	NSI Retail Advisors, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	—
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	—
Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	—
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	—
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	—
Pioneer Strategic Income	A	Amundi Asset Management US, Inc	—
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	—
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Small-Cap Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—
Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—
Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	—
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1.Organization	and Significant Accounting Policies (continued)

Four Hundred Twenty-nine subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
Donoghue Forlines Dividend VIT Fund
Donoghue Forlines Momentum VIT Fund
Janus Henderson VIT Forty
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
TOPS® Managed Risk Growth ETF

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund
May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
January 11, 2022	North Square Spectrum Alpha	North Square Oak Ridge Small Cap Growth
April 29, 2022	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Growth Opportunities
April 29, 2022	Invesco V.I. EVQ International Equity Fund	Invesco V.I. International Growth
May 2, 2022	AB VPS Sustainable Global Thematic Growth	AB VPS Global Thematic Growth
May 2, 2022	VY CBRE Global Real Estate Portfolio	VY Clarion Global Real Estate Portfolio
May 2, 2022	VY CBRE Real Estate Portfolio	VY Clarion Real Estate Portfolio
June 10, 2022	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson U.S. Managed Volatility
July 1, 2022	Royce Small-Cap Opportunity	Royce Opportunity
August 1, 2022	Delaware VIP Global Value Equity	Delaware Ivy VIP Global Equity Income
August 1, 2022	Delaware VIP Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 29, 2022	Invesco V.I. Core Plus Bond	Invesco V.I. Core Bond
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. S&P 500 Index
June 3, 2022	Alger Large Cap Growth Class I-2	Alger Large Cap Growth Class S

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1.Organization	and Significant Accounting Policies (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
April 27, 2022	Delaware Ivy VIP Global Bond	Rydex VIF Money Market	38,839
April 29, 2022	Goldman Sachs VIT High Quality Floating Rate	Rydex VIF Money Market	18,654
October 21, 2022	Probabilities Fund	Rydex VIF Money Market	1,450,250
December 8, 2022	7Twelve Balanced Portfolio	Rydex VIF Money Market	547,041

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Allspring Growth
American Century VP Mid Cap Value
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Dynamic Asset Allocation	$311,179	$204,206
AB VPS Growth and Income	53,325	110,277
AB VPS Small/Mid Cap Value	1,105,806	803,503
AB VPS Sustainable Global Thematic Growth (a)	137,822	20,135
AFIS Capital World Growth and Income	28,077	17,526
AFIS U.S. Government Securities	45,074	568,056
AFIS Washington Mutual Investors	626,618	323,808
Alger Capital Appreciation (d)	18,259	103,918
Alger Large Cap Growth Class I-2 (b)	1,853,214	1,463,286
Alger Large Cap Growth Class S (b)	—	54,820
Allspring Growth (d)	65,637	112,701
Allspring International Equity VT	1,465	101
Allspring Large Cap Core	152,261	166,231
Allspring Omega Growth VT	37,877	2,960
Allspring Opportunity	75,712	94,190
Allspring Opportunity VT	210,354	295,867
Allspring Small Company Value	256,125	634,887
ALPS/Alerian Energy Infrastructure	37,791	62,414
American Century Diversified Bond	7,789	278,715
American Century Equity Income	1,124,161	3,038,397
American Century Heritage	91,177	983,849
American Century International Bond	13,955	4,524
American Century International Growth	646,564	689,027
American Century Select	774,221	395,787
American Century Strategic Allocation: Aggressive	212,906	49,202
American Century Strategic Allocation: Conservative	51,304	128,698
American Century Strategic Allocation: Moderate	305,307	803,551
American Century Ultra®	110,897	146,955
American Century VP Disciplined Core Value	119,490	58,244
American Century VP Inflation Protection	1,970,239	618,605
American Century VP International	11,177	299
American Century VP Mid Cap Value (d)	2,692,452	1,498,827
American Century VP Ultra®	3,099,893	2,560,309
American Century VP Value	4,604,106	8,477,926
American Funds IS® Asset Allocation	3,267,104	7,111,316
American Funds IS® Capital World Bond	156,457	486,775
American Funds IS® Global Growth	2,027,087	2,356,424
American Funds IS® Global Small Capitalization	239,116	80,992
American Funds IS® Growth	914,316	622,852
American Funds IS® Growth-Income	6,002,313	6,635,802
American Funds IS® International	2,754,790	866,391
American Funds IS® International Growth and Income	223,633	93,389

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® Mortgage	$3,858	$208,917
American Funds IS® New World	1,418,062	890,757
AMG River Road Mid Cap Value	220,781	178,954
Ariel®	267,226	854,092
Baron Asset	43,144	61,783
BlackRock Advantage Large Cap Core V.I.	506,303	130,371
BlackRock Advantage Small Cap Growth	41,486	6,215
BlackRock Basic Value V.I.	276,990	249,017
BlackRock Capital Appreciation V.I.	417,755	115,084
BlackRock Equity Dividend	98,641	336,004
BlackRock Equity Dividend V.I.	4,025,925	2,136,842
BlackRock Global Allocation	170,194	40,350
BlackRock Global Allocation V.I.	466,881	469,397
BlackRock High Yield V.I.	2,263,628	4,102,923
BlackRock International Dividend	7,742	42,439
BlackRock Large Cap Focus Growth V.I.	268,018	299,692
BNY Mellon Appreciation	1,159,099	1,581,115
BNY Mellon Dynamic Value	1,833,876	969,914
BNY Mellon IP MidCap Stock	1,272,121	2,194,735
BNY Mellon IP Small Cap Stock Index	2,029,987	1,080,395
BNY Mellon IP Technology Growth	2,253,528	2,269,133
BNY Mellon Opportunistic Midcap Value	247,088	337,630
BNY Mellon Stock Index	104,055	90,755
BNY Mellon VIF Appreciation	3,163,136	1,962,622
Calamos® Growth	250,452	816,373
Calamos® Growth and Income	500,887	868,271
Calamos® High Income Opportunities	235,481	85,732
ClearBridge Small Cap Growth	—	185
ClearBridge Variable Aggressive Growth	836,725	951,188
ClearBridge Variable Small Cap Growth	936,808	1,288,718
Delaware Ivy Asset Strategy	107,604	31,205
Delaware Ivy VIP Asset Strategy	302,662	113,625
Delaware Ivy VIP Balanced	34,255	396
Delaware Ivy VIP Core Equity	154,342	300
Delaware Ivy VIP Energy	381,588	484,110
Delaware Ivy VIP Global Growth	408	875,987
Delaware Ivy VIP Growth	40,959	45,841
Delaware Ivy VIP High Income	30,576	91,615
Delaware Ivy VIP International Core Equity	57,658	175,378
Delaware Ivy VIP Limited-Term Bond	1,656	54,852
Delaware Ivy VIP Mid Cap Growth	63,240	45,812
Delaware Ivy VIP Natural Resources	16,334	10,862
Delaware Ivy VIP Science And Technology	47,546	42,608
Delaware Ivy VIP Small Cap Growth	47,179	3,941
Delaware Ivy VIP Smid Cap Core	45,099	65,751
Delaware Ivy VIP Value	61,881	61,422

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Delaware VIP Global Value Equity (a)	$36,102	$10,547
Delaware VIP Real Estate Securities (a)	23,420	8,840
Dimensional VA Equity Allocation	136,982	72,506
Dimensional VA Global Bond Portfolio	1,504,078	495,807
Dimensional VA Global Moderate Allocation	299,393	54,403
Dimensional VA International Small Portfolio	821,759	300,385
Dimensional VA International Value Portfolio	1,442,380	240,808
Dimensional VA Short-Term Fixed Portfolio	1,909,639	286,648
Dimensional VA U.S. Large Value Portfolio	3,004,731	1,424,484
Dimensional VA U.S. Targeted Value Portfolio	2,113,243	1,046,996
DWS Capital Growth VIP	27,334	24,439
DWS Core Equity VIP	13,674	1,362
DWS CROCI® U.S. VIP	293	567
DWS Global Small Cap VIP	78,455	1,841
DWS High Income VIP	12,914	64,193
DWS International Growth VIP	219	589
DWS Small Mid Cap Value VIP	27,284	28,566
Eaton Vance VT Floating-Rate Income	3,048,314	3,449,291
Federated Hermes Corporate Bond	1,487,581	1,278,970
Federated Hermes Fund for U.S. Government Securities II	580,324	799,468
Federated Hermes High Income Bond II	614,942	1,283,184
Fidelity® Advisor Dividend Growth	202,986	279,951
Fidelity® Advisor International Capital Appreciation (d)	1,188	45,142
Fidelity® Advisor Leveraged Company Stock	13,389	984
Fidelity® Advisor New Insights	47,295	86,002
Fidelity® Advisor Real Estate	257,628	394,578
Fidelity® Advisor Stock Selector Mid Cap	311,031	343,253
Fidelity® Advisor Value Strategies	340,211	660,492
Fidelity® VIP Balanced	974,154	1,596,446
Fidelity® VIP Contrafund	1,586,539	3,282,702
Fidelity® VIP Disciplined Small Cap	185,251	45,948
Fidelity® VIP Emerging Markets	237,616	90,827
Fidelity® VIP Equity-Income	803,162	1,134,788
Fidelity® VIP Growth & Income	1,459,114	1,012,196
Fidelity® VIP Growth Opportunities	10,607,870	7,751,362
Fidelity® VIP High Income	16,045,566	23,878,664
Fidelity® VIP Index 500	2,298,860	5,719,387
Fidelity® VIP Investment Grade Bond	1,665,692	1,167,938
Fidelity® VIP Mid Cap	125,690	110,710
Fidelity® VIP Overseas	1,380,966	803,791
Fidelity® VIP Real Estate	36,213	162,672
Fidelity® VIP Strategic Income	603,389	916,756
Franklin Allocation VIP Fund	290,132	506,151
Franklin DynaTech VIP	57,759	961,624
Franklin Growth and Income VIP Fund	471,202	86,353

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Income VIP Fund	$4,261,129	$5,937,513
Franklin Large Cap Growth VIP Fund	58,682	38,564
Franklin Mutual Global Discovery VIP Fund	1,629,612	1,401,070
Franklin Mutual Shares VIP Fund	4,274	63,168
Franklin Rising Dividends VIP Fund	306,603	51,919
Franklin Small Cap Value VIP Fund	1,239,784	863,504
Franklin Small-Mid Cap Growth VIP Fund	876,339	662,425
Franklin Strategic Income VIP Fund	349,444	425,412
Franklin U.S. Government Securities VIP Fund	117,169	4,977
Goldman Sachs Emerging Markets Equity	98,736	1,167,957
Goldman Sachs Government Income	194,813	1,754,517
Goldman Sachs VIT International Equity Insights	8,854	68,816
Goldman Sachs VIT Large Cap Value	449	42
Goldman Sachs VIT Mid Cap Growth Fund (a)	17,205	59,344
Goldman Sachs VIT Mid Cap Value	132,144	67,525
Goldman Sachs VIT Small Cap Equity Insights	65,134	1,776
Goldman Sachs VIT Strategic Growth	87,409	8,807
Guggenheim Alpha Opportunity	1,401	5,592
Guggenheim Core Bond	484,757	2,782,546
Guggenheim Floating Rate Strategies	338,481	361,793
Guggenheim High Yield	316,053	725,563
Guggenheim Large Cap Value	221,168	530,281
Guggenheim Long Short Equity	9,511	14,569
Guggenheim Macro Opportunities	3,889	158
Guggenheim Managed Futures Strategy	35,621	9,787
Guggenheim Multi-Hedge Strategies	35,108	10,768
Guggenheim Small Cap Value	4,107	362
Guggenheim SMid Cap Value	655,623	2,403,114
Guggenheim StylePlus Large Core	725,196	282,889
Guggenheim StylePlus Mid Growth	461,554	497,231
Guggenheim Total Return Bond	22,971	268,205
Guggenheim VIF All Cap Value	3,667,240	2,920,017
Guggenheim VIF Alpha Opportunity	52,463	321,345
Guggenheim VIF Floating Rate Strategies	5,225,212	7,493,793
Guggenheim VIF Global Managed Futures Strategy	3,169,053	1,735,244
Guggenheim VIF High Yield	4,413,263	7,732,719
Guggenheim VIF Large Cap Value	6,201,288	6,562,526
Guggenheim VIF Long Short Equity	911,137	1,022,504
Guggenheim VIF Managed Asset Allocation	1,074,184	1,073,177
Guggenheim VIF Multi-Hedge Strategies	1,848,378	1,655,753
Guggenheim VIF Small Cap Value	2,121,728	5,642,733
Guggenheim VIF SMid Cap Value	5,464,013	5,894,525
Guggenheim VIF StylePlus Large Core	4,606,270	3,145,771
Guggenheim VIF StylePlus Large Growth	3,098,644	2,275,934
Guggenheim VIF StylePlus Mid Growth	3,170,943	1,850,293
Guggenheim VIF StylePlus Small Growth	1,290,218	493,384

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Total Return Bond	$7,633,567	$8,658,059
Guggenheim VIF World Equity Income	7,649,154	6,875,777
Guggenheim World Equity Income	383,494	445,581
Invesco American Franchise	139,754	178,920
Invesco Comstock	2,035,907	1,290,167
Invesco Developing Markets	29,511	33,003
Invesco Discovery	27,838	51,616
Invesco Discovery Mid Cap Growth	296,848	106,270
Invesco Energy	47,041	3,919
Invesco Equity and Income	805,196	1,207,689
Invesco Global	148,187	79,535
Invesco Gold & Special Minerals	2,438	3,660
Invesco Main Street Mid Cap	177,451	163,288
Invesco Oppenheimer V.I. International Growth Fund	145,485	21,443
Invesco Small Cap Growth (d)	61,883	323,527
Invesco Technology	341,386	179,259
Invesco V.I. American Franchise Series I	448,558	224,346
Invesco V.I. American Franchise Series II	9,799	1,124
Invesco V.I. American Value	847,713	661,338
Invesco V.I. Balanced-Risk Allocation	7,650	3,484
Invesco V.I. Comstock	3,998,009	5,451,251
Invesco V.I. Core Bond (b)	1,736,678	13,032,057
Invesco V.I. Core Equity	62,235	61,665
Invesco V.I. Core Plus Bond (b)	13,718,916	3,293,847
Invesco V.I. Discovery Mid Cap Growth	1,729,585	658,790
Invesco V.I. Equally-Weighted S&P 500 (b)	660,356	71,687
Invesco V.I. Equity and Income	2,532,764	1,094,656
Invesco V.I. EVQ International Equity Fund (a)	3,194,588	5,149,192
Invesco V.I. Global	940,727	312,024
Invesco V.I. Global Core Equity	913	19,766
Invesco V.I. Global Real Estate Series I	383,547	1,357,366
Invesco V.I. Global Real Estate Series II	6,899	105,678
Invesco V.I. Global Strategic Income	—	135
Invesco V.I. Government Money Market	32,707,151	19,638,854
Invesco V.I. Government Securities	2,008,147	3,204,247
Invesco V.I. Growth and Income	1,676	225
Invesco V.I. Health Care Series I	2,337,529	985,627
Invesco V.I. Health Care Series II	180,152	12,075
Invesco V.I. Main Street Mid Cap Fund®	3,286,654	1,845,291
Invesco V.I. Main Street Small Cap Fund®	2,607,703	2,242,531
Invesco V.I. S&P 500 Index (b)	116,525	574,840
Invesco V.I. Small Cap Equity	7,946	12,682
Invesco Value Opportunities	283,939	276,035

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson Adaptive Risk Managed U.S. Equity (a)	$83,740	$159,118
Janus Henderson Mid Cap Value	4,924	38,378
Janus Henderson Overseas	1,054,653	364,998
Janus Henderson VIT Enterprise	6,469,634	3,853,554
Janus Henderson VIT Mid Cap Value	47,738	11,194
Janus Henderson VIT Overseas	99,206	128,344
Janus Henderson VIT Research	2,729,296	4,699,271
JPMorgan Insurance Trust Core Bond Portfolio	1,081,456	1,525,833
JPMorgan Insurance Trust Small Cap Core Portfolio	58,407	11,009
JPMorgan Insurance Trust US Equity Portfolio	209,563	37,963
Lord Abbett Series Bond-Debenture VC	786,769	820,139
Lord Abbett Series Developing Growth VC	327,309	508,803
Lord Abbett Series Dividend Growth VC	—	16,501
Lord Abbett Series Growth Opportunities VC	12,427	10,308
Lord Abbett Series Mid Cap Stock VC	3,111	20,090
Lord Abbett Series Total Return VC	223,927	6,773
MFS® VIT Emerging Markets Equity	9,905	10,093
MFS® VIT Global Tactical Allocation	506	1,050
MFS® VIT High Yield	—	51,313
MFS® VIT II MA Investors Growth Stock	180,939	3,613
MFS® VIT II Research International	1,235,154	2,054,381
MFS® VIT International Intrinsic Value	243,436	363,318
MFS® VIT Investors Trust	40,943	14,056
MFS® VIT New Discovery	190,698	102,119
MFS® VIT Research	5,348	2,052
MFS® VIT Total Return	3,003,796	1,891,018
MFS® VIT Total Return Bond	94,569	40,270
MFS® VIT Utilities	4,483,068	2,947,873
Morgan Stanley VIF Emerging Markets Debt	9,707	2,392
Morgan Stanley VIF Emerging Markets Equity	764,176	681,999
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	186,094	126,852
Morningstar Balanced ETF Asset Allocation Portfolio	1,276,958	442,186
Morningstar Conservative ETF Asset Allocation Portfolio	406,004	830,570
Morningstar Growth ETF Asset Allocation Portfolio	729,394	419,332
Morningstar Income and Growth ETF Asset Allocation Portfolio	72,953	643,799
Neuberger Berman AMT Sustainable Equity I	364,908	981,340
Neuberger Berman AMT Sustainable Equity S	612,014	657,207
Neuberger Berman Core Bond	1,481,516	459,330
Neuberger Berman Large Cap Value	262,215	184,781
Neuberger Berman Sustainable Equity	223,494	166,600
North Square Spectrum Alpha (a)	22,287	1,781
Northern Global Tactical Asset Allocation	8,679	30,521
Northern Large Cap Core	9,408	61,914
Northern Large Cap Value	220,915	48,578
PGIM Focused Growth	109,742	318,825
PGIM Jennison Mid-Cap Growth	17,116	34,031

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PGIM Jennison Natural Resources	$1,349	$809
PGIM Jennison Small Company	31,376	121,738
PGIM Quant Solutions Small-Cap Value (d)	44,212	28,428
PIMCO All Asset	19,580	19,897
PIMCO CommodityRealReturn Strategy	79,016	54,518
PIMCO Emerging Markets Bond	13,866	4,505
PIMCO High Yield	93,519	169,376
PIMCO International Bond (U.S. Dollar-Hedged)	1,716,484	702,333
PIMCO Low Duration	146,224	5,639
PIMCO Real Return	232,956	64,157
PIMCO StocksPLUS® Small Fund	101,587	146,008
PIMCO Total Return	292,285	253,285
PIMCO VIT All Asset Administrative	835,125	1,035,533
PIMCO VIT All Asset Advisor	514,759	176,048
PIMCO VIT CommodityRealReturn Strategy Administrative	5,908,353	5,849,834
PIMCO VIT CommodityRealReturn Strategy Advisor	2,123,321	1,153,145
PIMCO VIT Emerging Markets Bond	360,071	1,024,290
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	1,476	5,080
PIMCO VIT Global Managed Asset Allocation	75,228	97,209
PIMCO VIT High Yield	61,747	131,719
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	1,600,238	1,941,730
PIMCO VIT International Bond Portfolio (Unhedged)	17,225	153,378
PIMCO VIT Low Duration Administrative (d)	13,517,942	5,252,274
PIMCO VIT Low Duration Advisor	273,575	296,695
PIMCO VIT Real Return Administrative (d)	4,862,184	7,459,386
PIMCO VIT Real Return Advisor	791,103	425,891
PIMCO VIT Short-Term	2,180,041	496,205
PIMCO VIT Total Return Administrative	1,801,988	3,583,240
PIMCO VIT Total Return Advisor	2,079,028	2,493,404
Pioneer Bond VCT	44,384	114,582
Pioneer Equity Income VCT	38,013	50,771
Pioneer High Yield VCT	28,650	535
Pioneer Real Estate Shares VCT	1,627	19,702
Pioneer Strategic Income	35,609	1,707
Pioneer Strategic Income VCT	12,917	20,076
Putnam VT Diversified Income	4,973	258
Putnam VT Global Asset Allocation	1,421	197
Putnam VT Growth Opportunities	105,597	17,688
Putnam VT High Yield	2,606	224
Putnam VT Income	22,198	294,749
Putnam VT Large Cap Value	2,991,350	2,518,454
Putnam VT Multi-Asset Absolute Return	18,580	27,970
Putnam VT Multi-Cap Core	81,617	54,007
Putnam VT Small Cap Growth	54,813	24,709
Putnam VT Small Cap Value	379,516	889,292
Redwood Managed Volatility	6,011	443,084

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Royce Micro-Cap	$1,199,082	$689,807
Royce Small-Cap Opportunity (a)	1,179,959	547,547
Royce Small-Cap Value	98,702	99,332
Rydex VIF Banking	160,635	367,932
Rydex VIF Basic Materials	587,427	643,435
Rydex VIF Biotechnology	454,005	3,451,725
Rydex VIF Commodities Strategy	2,599,981	3,789,375
Rydex VIF Consumer Products	6,162,205	4,960,579
Rydex VIF Dow 2x Strategy (d)	4,249,890	3,946,909
Rydex VIF Electronics	157,873	989,255
Rydex VIF Energy	11,834,700	13,946,835
Rydex VIF Energy Services	2,979,166	7,580,155
Rydex VIF Europe 1.25x Strategy (d)	200,196	260,626
Rydex VIF Financial Services	241,625	593,318
Rydex VIF Government Long Bond 1.2x Strategy (d)	7,009,929	6,949,286
Rydex VIF Health Care	4,616,531	4,683,212
Rydex VIF High Yield Strategy	131,507	342,481
Rydex VIF Internet	262,358	192,464
Rydex VIF Inverse Dow 2x Strategy (d)	5,737,133	5,485,864
Rydex VIF Inverse Government Long Bond Strategy (d)	1,437,641	1,505,061
Rydex VIF Inverse Mid-Cap Strategy (d)	131,627	109,570
Rydex VIF Inverse NASDAQ-100® Strategy (d)	4,900,333	5,231,117
Rydex VIF Inverse Russell 2000® Strategy (d)	178,017	161,626
Rydex VIF Inverse S&P 500 Strategy (d)	9,445,760	9,164,659
Rydex VIF Japan 2x Strategy (d)	38,826	59,515
Rydex VIF Leisure	92,188	45,003
Rydex VIF Mid-Cap 1.5x Strategy (d)	125,929	219,194
Rydex VIF Money Market (c)	173,689,576	141,637,669
Rydex VIF NASDAQ-100®	53,541,092	54,682,289
Rydex VIF NASDAQ-100® 2x Strategy (d)	30,912,046	29,121,606
Rydex VIF Nova (d)	2,296,785	2,774,475
Rydex VIF Precious Metals	1,375,637	1,240,647
Rydex VIF Real Estate	758,636	1,173,454
Rydex VIF Retailing	148,053	95,180
Rydex VIF Russell 2000® 1.5x Strategy (d)	1,055,698	1,970,288
Rydex VIF Russell 2000® 2x Strategy (d)	5,459,398	5,546,877
Rydex VIF S&P 500 2x Strategy (d)	19,558,855	22,876,785
Rydex VIF S&P 500 Pure Growth	2,163,754	4,190,150
Rydex VIF S&P 500 Pure Value	6,606,740	5,544,629
Rydex VIF S&P MidCap 400 Pure Growth	458,237	621,774
Rydex VIF S&P MidCap 400 Pure Value	4,048,353	3,808,696
Rydex VIF S&P SmallCap 600 Pure Growth	385,001	604,302
Rydex VIF S&P SmallCap 600 Pure Value	3,413,847	6,321,286

(a)	Name change. See Note 1.
(c)	Liquidation. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Strengthening Dollar 2x Strategy (d)	$196,691	$306,768
Rydex VIF Technology	778,507	833,840
Rydex VIF Telecommunications	121,998	146,124
Rydex VIF Transportation	1,979,033	1,746,847
Rydex VIF Utilities	3,909,952	3,945,098
Rydex VIF Weakening Dollar 2x Strategy (d)	218,591	197,322
T. Rowe Price Blue Chip Growth	333,352	667,121
T. Rowe Price Capital Appreciation	1,520,442	1,403,442
T. Rowe Price Equity Income	643,974	235,169
T. Rowe Price Growth Stock	926,428	1,104,845
T. Rowe Price Health Sciences	690,652	1,540,352
T. Rowe Price Limited-Term Bond	15,430	51,297
T. Rowe Price Retirement 2010	163	22
T. Rowe Price Retirement 2015	28,327	21,728
T. Rowe Price Retirement 2020	15,435	2,973
T. Rowe Price Retirement 2025	14,553	11,442
T. Rowe Price Retirement 2030	70,428	2,138
T. Rowe Price Retirement 2035	13,508	29,107
T. Rowe Price Retirement 2040	12,979	636
T. Rowe Price Retirement 2045	3,103	100
T. Rowe Price Retirement 2050	279	6
T. Rowe Price Retirement 2055	3,341	444
T. Rowe Price Retirement Balanced	55,660	102,562
Templeton Developing Markets VIP Fund	893,188	1,536,973
Templeton Foreign VIP Fund	376,421	716,156
Templeton Global Bond VIP Fund	399,157	653,463
Templeton Growth VIP Fund	6	52
Third Avenue Value	677,714	112,952
TOPS® Aggressive Growth ETF	9,234	305,847
TOPS® Balanced ETF	449,015	5,043
TOPS® Conservative ETF	1,071,678	4,450,617
TOPS® Growth ETF	131,375	427,238
TOPS® Managed Risk Balanced ETF	55,056	51,726
TOPS® Managed Risk Moderate Growth ETF	57	501,840
TOPS® Moderate Growth ETF	628,662	2,431
VanEck VIP Global Gold	2,394,072	2,010,972
VanEck VIP Global Resources	484,441	56,307
Vanguard® VIF Balanced	910,815	961,373
Vanguard® VIF Capital Growth	960,357	647,649
Vanguard® VIF Conservative Allocation	1,540,983	638,970
Vanguard® VIF Diversified Value	971,608	242,126
Vanguard® VIF Equity Income	3,090,852	1,820,388
Vanguard® VIF Equity Index	3,363,797	547,244
Vanguard® VIF Global Bond Index	814,541	105,668
Vanguard® VIF Growth	1,655,010	369,775
Vanguard® VIF High Yield Bond	643,848	452,332

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Vanguard® VIF International	$1,891,925	$831,204
Vanguard® VIF Mid-Cap Index	1,885,427	514,893
Vanguard® VIF Moderate Allocation	5,435,444	911,758
Vanguard® VIF Real Estate Index	1,250,019	151,146
Vanguard® VIF Short Term Investment Grade	4,052,143	2,075,683
Vanguard® VIF Small Company Growth (d)	72,182	11,945
Vanguard® VIF Total Bond Market Index	3,776,575	2,162,680
Vanguard® VIF Total International Stock Market Index	4,166,755	667,314
Vanguard® VIF Total Stock Market Index	8,321,413	3,869,573
Victory RS Partners (d)	38,405	94,150
Victory RS Science and Technology	101,411	335,900
Victory RS Value	146,630	162,747
Virtus Ceredex Mid Cap Value Equity	23,118	38,306
Virtus Duff & Phelps Real Estate Securities Series	48,201	44,314
Virtus KAR Small-Cap Growth Series	207,802	469,885
Virtus Newfleet Multi-Sector Intermediate Bond Series	36,121	16,730
Virtus SGA International Growth Series	46,363	136,288
Virtus Strategic Allocation Series	26,074	68,354
Voya MidCap Opportunities Portfolio	140,774	3,075
VY CBRE Global Real Estate Portfolio (a)	12,950	977
VY CBRE Real Estate Portfolio (a)	1	531,296
Western Asset Variable Global High Yield Bond	118,511	574,235

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Growth and Income	$199,513
AB VPS Small/Mid Cap Value	110,598
AB VPS Sustainable Global Thematic Growth	120,843
AFIS Capital World Growth and Income	19,915
Allspring Small Company Value	2,852
American Century VP Disciplined Core Value	62,206
American Century VP Inflation Protection	146,908
American Century VP Mid Cap Value	13,736
American Century VP Value	3,862
American Funds IS® Capital World Bond	37,467
American Funds IS® Global Growth	227
American Funds IS® Growth	34,633
American Funds IS® Growth-Income	75,610
American Funds IS® International	175
American Funds IS® New World	111,642
Ariel®	3,720
BlackRock Equity Dividend V.I.	239
BlackRock Global Allocation V.I.	54,635
BlackRock High Yield V.I.	106,783
BNY Mellon Appreciation	8,296
BNY Mellon Dynamic Value	10,715
BNY Mellon IP Small Cap Stock Index	44,057
BNY Mellon IP Technology Growth	114,288
ClearBridge Variable Small Cap Growth	32,373
Delaware Ivy VIP Energy	5,019
Delaware Ivy VIP High Income	16,940
Delaware Ivy VIP Mid Cap Growth	18,447
Delaware Ivy VIP Science And Technology	23,683
Delaware Ivy VIP Small Cap Growth	41,696
Delaware VIP Global Value Equity	88,106
Dimensional VA Equity Allocation	37,823
Dimensional VA Global Bond Portfolio	5,136
Dimensional VA Global Moderate Allocation	153,805
Dimensional VA International Small Portfolio	77,716
Dimensional VA International Value Portfolio	68,234
Dimensional VA Short-Term Fixed Portfolio	118,280
Dimensional VA U.S. Large Value Portfolio	61,980
Dimensional VA U.S. Targeted Value Portfolio	221,599
DWS High Income VIP	46,265
Eaton Vance VT Floating-Rate Income	98,228
Federated Hermes Corporate Bond	5,079
Federated Hermes Fund for U.S. Government Securities II	152,525
Federated Hermes High Income Bond II	17,219
Fidelity® Advisor International Capital Appreciation	1,687
Fidelity® Advisor Real Estate	1,757
Fidelity® VIP Balanced	111,542
Fidelity® VIP Contrafund	42,418
Fidelity® VIP Disciplined Small Cap	204,873
Fidelity® VIP Emerging Markets	123,396

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Fidelity® VIP Growth & Income	$14,174
Fidelity® VIP Growth Opportunities	157,366
Fidelity® VIP High Income	42,220
Fidelity® VIP Index 500	260,790
Fidelity® VIP Investment Grade Bond	17,261
Fidelity® VIP Mid Cap	50,557
Fidelity® VIP Overseas	15,699
Fidelity® VIP Real Estate	34,900
Fidelity® VIP Strategic Income	71,852
Franklin Income VIP Fund	110,013
Franklin Mutual Global Discovery VIP Fund	18,967
Franklin Small Cap Value VIP Fund	3,981
Franklin Small-Mid Cap Growth VIP Fund	2,878
Guggenheim VIF All Cap Value	896
Guggenheim VIF Floating Rate Strategies	179,523
Guggenheim VIF High Yield	128,386
Guggenheim VIF Large Cap Value	178,532
Guggenheim VIF Long Short Equity	1,220
Guggenheim VIF Small Cap Value	84,223
Guggenheim VIF SMid Cap Value	71,302
Guggenheim VIF StylePlus Large Core	1,383
Guggenheim VIF StylePlus Large Growth	1,035
Guggenheim VIF StylePlus Mid Growth	35,989
Guggenheim VIF StylePlus Small Growth	3,809
Guggenheim VIF Total Return Bond	151,373
Guggenheim VIF World Equity Income	7,412
Invesco Oppenheimer V.I. International Growth Fund	45,486
Invesco Small Cap Growth	2,385
Invesco V.I. American Value	55,858
Invesco V.I. Comstock	8,029
Invesco V.I. Core Plus Bond	43,871
Invesco V.I. Discovery Mid Cap Growth	2,405
Invesco V.I. Equity and Income	118,390
Invesco V.I. EVQ International Equity Fund	12,317
Invesco V.I. Global	198
Invesco V.I. Global Real Estate Series I	244
Invesco V.I. Government Money Market	288,440
Invesco V.I. Government Securities	45,827
Invesco V.I. Main Street Mid Cap Fund®	5,964
Invesco V.I. Main Street Small Cap Fund®	27,754
Invesco V.I. Small Cap Equity	14,167
Janus Henderson Overseas	1,490
Janus Henderson VIT Enterprise	78,444
Janus Henderson VIT Overseas	79,006
Janus Henderson VIT Research	25,594
JPMorgan Insurance Trust Core Bond Portfolio	88,079
JPMorgan Insurance Trust US Equity Portfolio	94,987
Lord Abbett Series Bond-Debenture VC	170,853
MFS® VIT II Research International	11,007
MFS® VIT Research	34,090
MFS® VIT Total Return	142,204

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
MFS® VIT Utilities	$6,411
Morgan Stanley VIF Emerging Markets Equity	13,995
Morningstar Balanced ETF Asset Allocation Portfolio	117,553
Neuberger Berman AMT Sustainable Equity I	36,459
PIMCO High Yield	1,257
PIMCO International Bond (U.S. Dollar-Hedged)	1,521
PIMCO VIT All Asset Administrative	6,744
PIMCO VIT All Asset Advisor	246,210
PIMCO VIT CommodityRealReturn Strategy Administrative	53,395
PIMCO VIT CommodityRealReturn Strategy Advisor	166,354
PIMCO VIT Emerging Markets Bond	1,917
PIMCO VIT High Yield	6,028
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	13,099
PIMCO VIT Low Duration Administrative	19,330
PIMCO VIT Low Duration Advisor	6,063
PIMCO VIT Real Return Administrative	3,887
PIMCO VIT Real Return Advisor	141,363
PIMCO VIT Short-Term106,	898
PIMCO VIT Total Return Administrative	5,972
PIMCO VIT Total Return Advisor	612,979
Putnam VT Growth Opportunities	68,412
Putnam VT Large Cap Value	107,901
Royce Micro-Cap	25,984
Rydex VIF Banking	21,313
Rydex VIF Biotechnology	79,557
Rydex VIF Energy	106,155
Rydex VIF Financial Services	41,711
Rydex VIF Health Care	42,863
Rydex VIF Inverse Dow 2x Strategy	2
Rydex VIF Inverse Mid-Cap Strategy	24
Rydex VIF Inverse NASDAQ-100® Strategy	13
Rydex VIF Inverse Russell 2000® Strategy	4,699
Rydex VIF Inverse S&P 500 Strategy	36
Rydex VIF Japan 2x Strategy	170
Rydex VIF Mid-Cap 1.5x Strategy	2,909
Rydex VIF Money Market	1,177,761
Rydex VIF Real Estate	33,990
Rydex VIF Retailing	1,920
Rydex VIF Russell 2000® 1.5x Strategy	1,883
Rydex VIF S&P 500 Pure Growth	32,650
Rydex VIF S&P 500 Pure Value	20,101
Rydex VIF S&P MidCap 400 Pure Growth	4,034
Rydex VIF S&P MidCap 400 Pure Value	3,953
Rydex VIF S&P SmallCap 600 Pure Growth	4,003
Rydex VIF S&P SmallCap 600 Pure Value	3,045
Rydex VIF Technology	31,365
Rydex VIF Utilities	56,400
T. Rowe Price Blue Chip Growth	65,953
T. Rowe Price Equity Income	200,030
T. Rowe Price Growth Stock	17,203
T. Rowe Price Health Sciences	67,103

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Templeton Developing Markets VIP Fund	$29,697
Templeton Foreign VIP Fund	8,229
TOPS® Conservative ETF	459,940
Vanguard® VIF Balanced	417,146
Vanguard® VIF Capital Growth	226,688
Vanguard® VIF Conservative Allocation	77,347
Vanguard® VIF Diversified Value	304,531
Vanguard® VIF Equity Income	512,235
Vanguard® VIF Equity Index	1,497,085
Vanguard® VIF Growth	244,449
Vanguard® VIF High Yield Bond	143,503
Vanguard® VIF International	1,386,710
Vanguard® VIF Mid-Cap Index	328,687
Vanguard® VIF Moderate Allocation	1,626,244
Vanguard® VIF Real Estate Index	294,815
Vanguard® VIF Short Term Investment Grade	205,988
Vanguard® VIF Small Company Growth	15,529
Vanguard® VIF Total Bond Market Index	1,190,792
Vanguard® VIF Total International Stock Market Index	548,744
Vanguard® VIF Total Stock Market Index	1,324,678
Victory RS Science and Technology	3,543
Virtus Duff & Phelps Real Estate Securities Series	18,832
Virtus KAR Small-Cap Growth Series	105,199
Voya MidCap Opportunities Portfolio	14,557
Western Asset Variable Global High Yield Bond	19,158

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.45% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value Guggenheim VIF Large Cap Value Guggenheim VIF Small Cap Value Guggenheim VIF SMid Cap Value Guggenheim VIF StylePlus Mid Growth Guggenheim VIF World Equity Income

0.35%	Invesco V.I. International Growth Invesco V.I. Mid Cap Core Equity

0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund

0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts

0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond

0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT

0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Sustainable Equity

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality an expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Dynamic Asset Allocation	4,989	(21,401)	(16,412)	24,026	(19,477)	4,549
AB VPS Growth and Income	388	(5,538)	(5,150)	5,510	(5,019)	491
AB VPS Small/Mid Cap Value	33,689	(57,500)	(23,811)	112,359	(33,511)	78,848
AB VPS Sustainable Global Thematic Growth (a)	6,688	(891)	5,797	116	(3)	113
AFIS Capital World Growth and Income	310	(1,407)	(1,097)	2,178	(1,649)	529
AFIS U.S. Government Securities	6,051	(67,046)	(60,995)	14,803	(313,543)	(298,740)
AFIS Washington Mutual Investors	30,838	(21,593)	9,245	2,108	(4,923)	(2,815)
Alger Capital Appreciation (d)	349	(3,749)	(3,400)	472	(4,784)	(4,312)
Alger Large Cap Growth Class I-2 (b)	172,296	(153,533)	18,763	—	—	—
Alger Large Cap Growth Class S (b)	34	(2,790)	(2,756)	1,478	(833)	645
Allspring Growth (d)	2,201	(5,043)	(2,842)	2,506	(5,272)	(2,766)
Allspring International Equity VT	168	(35)	133	129	—	129
Allspring Large Cap Core	6,258	(10,061)	(3,803)	5,310	(12,789)	(7,479)
Allspring Omega Growth VT	278	(55)	223	1,448	(4,117)	(2,669)
Allspring Opportunity	1,985	(4,317)	(2,332)	2,852	(3,992)	(1,140)
Allspring Opportunity VT	1,803	(12,966)	(11,163)	15,651	(33,768)	(18,117)
Allspring Small Company Value	18,972	(49,028)	(30,056)	29,792	(92,939)	(63,147)
ALPS/Alerian Energy Infrastructure	4,209	(6,918)	(2,709)	12,045	(27,134)	(15,089)
American Century Diversified Bond	1,165	(32,821)	(31,656)	12,820	(3,191)	9,629
American Century Equity Income	32,103	(141,949)	(109,846)	43,017	(108,749)	(65,732)
American Century Heritage	5,461	(36,940)	(31,479)	24,980	(17,840)	7,140
American Century International Bond	2,665	(835)	1,830	103	(274)	(171)
American Century International Growth	67,355	(64,585)	2,770	61,939	(81,909)	(19,970)
American Century Select	33,361	(20,184)	13,177	13,119	(28,079)	(14,960)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Strategic Allocation: Aggressive	13,860	(2,808)	11,052	5,791	(13,555)	(7,764)
American Century Strategic Allocation: Conservative	3,885	(10,609)	(6,724)	4,350	(21,920)	(17,570)
American Century Strategic Allocation: Moderate	19,797	(61,725)	(41,928)	28,492	(68,082)	(39,590)
American Century Ultra®	2,939	(4,228)	(1,289)	6,170	(2,308)	3,862
American Century VP Disciplined Core Value	2,849	(2,818)	31	5,847	(1,460)	4,387
American Century VP Inflation Protection	235,351	(80,615)	154,736	65,165	(14,313)	50,852
American Century VP International	176	(12)	164	210	(3,355)	(3,145)
American Century VP Mid Cap Value (d)	108,104	(78,610)	29,494	71,828	(88,102)	(16,274)
American Century VP Ultra®	50,850	(74,025)	(23,175)	113,506	(185,663)	(72,157)
American Century VP Value	95,118	(329,300)	(234,182)	310,036	(332,638)	(22,602)
American Funds IS® Asset Allocation	86,545	(533,415)	(446,870)	530,233	(334,653)	195,580
American Funds IS® Capital World Bond	27,551	(65,478)	(37,927)	63,186	(661,867)	(598,681)
American Funds IS® Global Growth	61,191	(150,881)	(89,690)	181,543	(113,656)	67,887
American Funds IS® Global Small Capitalization	6,516	(6,860)	(344)	32,905	(2,246)	30,659
American Funds IS® Growth	24,628	(29,136)	(4,508)	125,389	(112,873)	12,516
American Funds IS® Growth-Income	242,078	(385,731)	(143,653)	542,820	(307,585)	235,235
American Funds IS® International	225,354	(98,555)	126,799	114,347	(100,470)	13,877
American Funds IS® International Growth and Income	5,006	(11,479)	(6,473)	31,890	(797)	31,093
American Funds IS® Mortgage	818	(25,043)	(24,225)	1,808	(200)	1,608
American Funds IS® New World	111,746	(84,374)	27,372	150,061	(36,889)	113,172
AMG River Road Mid Cap Value	7,531	(9,220)	(1,689)	8,187	(18,219)	(10,032)
Ariel®	7,527	(40,276)	(32,749)	11,961	(27,873)	(15,912)
Baron Asset	3,284	(2,911)	373	4,311	(6,800)	(2,489)
BlackRock Advantage Large Cap Core V.I.	21,940	(6,020)	15,920	6,473	(657)	5,816
BlackRock Advantage Small Cap Growth	2,627	(383)	2,244	1,520	(6,021)	(4,501)
BlackRock Basic Value V.I.	15,165	(14,282)	883	1,758	(11)	1,747
BlackRock Capital Appreciation V.I.	15,844	(5,178)	10,666	1,770	(5,258)	(3,488)
BlackRock Equity Dividend	3,171	(18,001)	(14,830)	3,555	(5,371)	(1,816)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Equity Dividend V.I.	189,575	(131,248)	58,327	248,171	(195,212)	52,959
BlackRock Global Allocation	13,737	(3,540)	10,197	1,083	(2,002)	(919)
BlackRock Global Allocation V.I.	48,578	(43,596)	4,982	41,561	(66,254)	(24,693)
BlackRock High Yield V.I.	213,774	(408,352)	(194,578)	527,377	(280,285)	247,092
BlackRock International Dividend	784	(3,625)	(2,841)	3,846	(86)	3,760
BlackRock Large Cap Focus Growth V.I.	11,018	(12,594)	(1,576)	1,223	(144)	1,079
BNY Mellon Appreciation	43,380	(82,015)	(38,635)	106,324	(119,671)	(13,347)
BNY Mellon Dynamic Value	69,819	(38,506)	31,313	17,717	(25,696)	(7,979)
BNY Mellon IP MidCap Stock	16,785	(172,035)	(155,250)	170,933	(92,555)	78,378
BNY Mellon IP Small Cap Stock Index	71,287	(67,463)	3,824	172,503	(125,012)	47,491
BNY Mellon IP Technology Growth	43,502	(78,440)	(34,938)	153,997	(148,396)	5,601
BNY Mellon Opportunistic Midcap Value	7,782	(13,978)	(6,196)	4,857	(14,302)	(9,445)
BNY Mellon Stock Index	3,487	(3,621)	(134)	379	(5,560)	(5,181)
BNY Mellon VIF Appreciation	87,082	(110,400)	(23,318)	154,340	(130,615)	23,725
Calamos® Growth	25,706	(37,064)	(11,358)	19,612	(51,263)	(31,651)
Calamos® Growth and Income	23,937	(38,649)	(14,712)	74,417	(45,220)	29,197
Calamos® High Income Opportunities	20,537	(8,254)	12,283	3,821	(7,221)	(3,400)
ClearBridge Small Cap Growth	29	—	29	29	—	29
ClearBridge Variable Aggressive Growth	18,943	(54,961)	(36,018)	69,025	(258,422)	(189,397)
ClearBridge Variable Small Cap Growth	42,660	(52,680)	(10,020)	113,647	(153,131)	(39,484)
Delaware Ivy Asset Strategy	6,685	(2,594)	4,091	1,646	(1,655)	(9)
Delaware Ivy VIP Asset Strategy	24,428	(11,117)	13,311	4,157	(4,369)	(212)
Delaware Ivy VIP Balanced	178	(17)	161	168	(4,131)	(3,963)
Delaware Ivy VIP Core Equity	5,778	(3)	5,775	156	(6,722)	(6,566)
Delaware Ivy VIP Energy	77,048	(96,285)	(19,237)	45,494	(30,533)	14,961
Delaware Ivy VIP Global Growth	266	(53,189)	(52,923)	1,566	—	1,566
Delaware Ivy VIP Growth	161	(1,599)	(1,438)	181	(987)	(806)
Delaware Ivy VIP High Income	1,408	(7,401)	(5,993)	12,026	(9,155)	2,871
Delaware Ivy VIP International Core Equity	3,142	(16,176)	(13,034)	1,742	(3,462)	(1,720)
Delaware Ivy VIP Limited-Term Bond	181	(6,877)	(6,696)	8,869	(330)	8,539

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Delaware Ivy VIP Mid Cap Growth	1,055	(2,175)	(1,120)	6,407	(5,730)	677
Delaware Ivy VIP Natural Resources	3,297	(1,652)	1,645	19,118	(14,613)	4,505
Delaware Ivy VIP Science And Technology	1,376	(1,655)	(279)	1,986	(9,271)	(7,285)
Delaware Ivy VIP Small Cap Growth	566	(240)	326	4,191	(720)	3,471
Delaware Ivy VIP Smid Cap Core	395	(4,173)	(3,778)	2,252	(6,200)	(3,948)
Delaware Ivy VIP Value	322	(3,349)	(3,027)	2,657	(4,413)	(1,756)
Delaware VIP Global Value Equity (a)	280	(743)	(463)	7,262	(124)	7,138
Delaware VIP Real Estate Securities (a)	1,157	(579)	578	94	(1,571)	(1,477)
Dimensional VA Equity Allocation	9,534	(5,813)	3,721	23,939	(4,552)	19,387
Dimensional VA Global Bond Portfolio	194,998	(63,685)	131,313	79,156	(6,149)	73,007
Dimensional VA Global Moderate Allocation	26,518	(4,883)	21,635	152,836	(119,566)	33,270
Dimensional VA International Small Portfolio	61,336	(23,926)	37,410	91,377	(8,508)	82,869
Dimensional VA International Value Portfolio	124,099	(22,374)	101,725	63,327	(10,004)	53,323
Dimensional VA Short-Term Fixed Portfolio	262,169	(39,512)	222,657	135,639	(19,338)	116,301
Dimensional VA U.S. Large Value Portfolio	147,861	(73,443)	74,418	68,204	(34,991)	33,213
Dimensional VA U.S. Targeted Value Portfolio	105,228	(55,525)	49,703	64,203	(32,512)	31,691
DWS Capital Growth VIP	616	(944)	(328)	55	(13)	42
DWS Core Equity VIP	151	(10)	141	147	(1)	146
DWS CROCI® U.S. VIP	22	(44)	(22)	26	(186)	(160)
DWS Global Small Cap VIP	4,963	(157)	4,806	116	(3)	113
DWS High Income VIP	741	(6,199)	(5,458)	27,286	(627)	26,659
DWS International Growth VIP	27	(53)	(26)	31	(223)	(192)
DWS Small Mid Cap Value VIP	2,098	(1,821)	277	32,069	(30,782)	1,287
Eaton Vance VT Floating-Rate Income	349,925	(388,318)	(38,393)	379,531	(102,661)	276,870
Federated Hermes Corporate Bond	132,322	(112,822)	19,500	168,066	(203,287)	(35,221)
Federated Hermes Fund for U.S. Government Securities II	88,103	(104,255)	(16,152)	268,034	(597,692)	(329,658)
Federated Hermes High Income Bond II	36,670	(87,279)	(50,609)	45,786	(104,170)	(58,384)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® Advisor Dividend Growth	7,205	(18,117)	(10,912)	12,578	(20,312)	(7,734)
Fidelity® Advisor International Capital Appreciation (d)	749	(3,006)	(2,257)	783	(4,235)	(3,452)
Fidelity® Advisor Leveraged Company Stock	395	(26)	369	386	(408)	(22)
Fidelity® Advisor New Insights	1,451	(4,184)	(2,733)	1,003	(1,885)	(882)
Fidelity® Advisor Real Estate	8,487	(34,322)	(25,835)	10,405	(24,547)	(14,142)
Fidelity® Advisor Stock Selector Mid Cap	10,360	(16,903)	(6,543)	15,196	(35,408)	(20,212)
Fidelity® Advisor Value Strategies	17,862	(28,361)	(10,499)	25,220	(9,959)	15,261
Fidelity® VIP Balanced	47,676	(106,151)	(58,475)	146,810	(11,678)	135,132
Fidelity® VIP Contrafund	52,425	(130,160)	(77,735)	132,745	(190,673)	(57,928)
Fidelity® VIP Disciplined Small Cap	5,455	(3,091)	2,364	28,899	(259)	28,640
Fidelity® VIP Emerging Markets	21,231	(8,232)	12,999	37,506	(22,571)	14,935
Fidelity® VIP Equity-Income	51,446	(80,866)	(29,420)	146,527	(87,632)	58,895
Fidelity® VIP Growth & Income	88,670	(61,607)	27,063	135,747	(92,986)	42,761
Fidelity® VIP Growth Opportunities	152,818	(275,529)	(122,711)	369,719	(405,234)	(35,515)
Fidelity® VIP High Income	1,812,800	(2,637,455)	(824,655)	885,117	(917,317)	(32,200)
Fidelity® VIP Index 500	127,845	(278,180)	(150,335)	473,099	(454,660)	18,439
Fidelity® VIP Investment Grade Bond	150,734	(123,185)	27,549	193,534	(263,650)	(70,116)
Fidelity® VIP Mid Cap	5,468	(6,356)	(888)	15,623	(4,452)	11,171
Fidelity® VIP Overseas	138,026	(73,794)	64,232	81,367	(158,063)	(76,696)
Fidelity® VIP Real Estate	2,223	(11,257)	(9,034)	5,785	(1,685)	4,100
Fidelity® VIP Strategic Income	61,112	(91,556)	(30,444)	54,006	(14,082)	39,924
Franklin Allocation VIP Fund	7,582	(44,779)	(37,197)	36,599	(52,913)	(16,314)
Franklin DynaTech VIP	758	(41,323)	(40,565)	2,578	(58)	2,520
Franklin Growth and Income VIP Fund	8,600	(4,137)	4,463	7,675	(5,564)	2,111
Franklin Income VIP Fund	302,608	(524,302)	(221,694)	555,935	(309,017)	246,918
Franklin Large Cap Growth VIP Fund	2,225	(2,225)	—	5	(673)	(668)
Franklin Mutual Global Discovery VIP Fund	86,549	(113,017)	(26,468)	57,484	(163,939)	(106,455)
Franklin Mutual Shares VIP Fund	83	(5,401)	(5,318)	7,612	(3,750)	3,862

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Rising Dividends VIP Fund	9,053	(2,472)	6,581	4,236	(22,407)	(18,171)
Franklin Small Cap Value VIP Fund	41,735	(52,673)	(10,938)	226,715	(179,597)	47,118
Franklin Small-Mid Cap Growth VIP Fund	10,410	(33,395)	(22,985)	30,327	(144,295)	(113,968)
Franklin Strategic Income VIP Fund	41,157	(50,511)	(9,354)	51,449	(792,570)	(741,121)
Franklin U.S. Government Securities VIP Fund	14,868	(525)	14,343	11,748	(15,697)	(3,949)
Goldman Sachs Emerging Markets Equity	19,986	(124,547)	(104,561)	60,443	(74,054)	(13,611)
Goldman Sachs Government Income	31,328	(219,981)	(188,653)	69,983	(64,727)	5,256
Goldman Sachs VIT International Equity Insights	1,257	(7,604)	(6,347)	10,520	(298)	10,222
Goldman Sachs VIT Large Cap Value	7	(2)	5	7	(1)	6
Goldman Sachs VIT Mid Cap Growth Fund (a)	856	(2,992)	(2,136)	454	(1,950)	(1,496)
Goldman Sachs VIT Mid Cap Value	4,165	(4,091)	74	5,457	(29,185)	(23,728)
Goldman Sachs VIT Small Cap Equity Insights	3,808	(71)	3,737	1,354	(1,020)	334
Goldman Sachs VIT Strategic Growth	2,284	(307)	1,977	308	(232)	76
Guggenheim Alpha Opportunity	243	(302)	(59)	246	(769)	(523)
Guggenheim Core Bond	55,725	(290,782)	(235,057)	111,609	(129,029)	(17,420)
Guggenheim Floating Rate Strategies	32,987	(36,316)	(3,329)	44,106	(19,765)	24,341
Guggenheim High Yield	17,153	(53,706)	(36,553)	44,509	(26,083)	18,426
Guggenheim Large Cap Value	8,240	(28,436)	(20,196)	10,088	(46,322)	(36,234)
Guggenheim Long Short Equity	1,640	(1,101)	539	1,596	(2,983)	(1,387)
Guggenheim Macro Opportunities	353	(6)	347	118	(399)	(281)
Guggenheim Managed Futures Strategy	4,312	(1,202)	3,110	—	—	—
Guggenheim Multi-Hedge Strategies	4,032	(1,228)	2,804	64	(711)	(647)
Guggenheim Small Cap Value	232	(6)	226	590	(6,544)	(5,954)
Guggenheim SMid Cap Value	14,693	(74,182)	(59,489)	20,074	(83,532)	(63,458)
Guggenheim StylePlus Large Core	24,803	(19,984)	4,819	9,854	(17,198)	(7,344)
Guggenheim StylePlus Mid Growth	7,002	(28,488)	(21,486)	12,039	(14,840)	(2,801)
Guggenheim Total Return Bond	2,449	(26,594)	(24,145)	8,392	(5,260)	3,132
Guggenheim VIF All Cap Value	87,613	(120,133)	(32,520)	145,812	(162,023)	(16,211)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VIF Alpha Opportunity	6,343	(19,459)	(13,116)	4,513	(19,902)	(15,389)
Guggenheim VIF Floating Rate Strategies	588,800	(804,891)	(216,091)	804,691	(76,975)	727,716
Guggenheim VIF Global Managed Futures Strategy	499,578	(253,456)	246,122	8,940	(14,272)	(5,332)
Guggenheim VIF High Yield	180,122	(340,472)	(160,350)	267,892	(161,063)	106,829
Guggenheim VIF Large Cap Value	211,275	(337,361)	(126,086)	235,686	(561,231)	(325,545)
Guggenheim VIF Long Short Equity	91,741	(87,226)	4,515	215,694	(256,797)	(41,103)
Guggenheim VIF Managed Asset Allocation	26,156	(71,816)	(45,660)	49,733	(109,481)	(59,748)
Guggenheim VIF Multi-Hedge Strategies	294,354	(264,230)	30,124	394,343	(462,482)	(68,139)
Guggenheim VIF Small Cap Value	49,317	(162,463)	(113,146)	121,207	(123,002)	(1,795)
Guggenheim VIF SMid Cap Value	63,905	(143,017)	(79,112)	114,394	(225,736)	(111,342)
Guggenheim VIF StylePlus Large Core	129,021	(224,523)	(95,502)	136,553	(211,427)	(74,874)
Guggenheim VIF StylePlus Large Growth	71,807	(136,102)	(64,295)	96,780	(150,938)	(54,158)
Guggenheim VIF StylePlus Mid Growth	37,187	(101,769)	(64,582)	186,272	(215,638)	(29,366)
Guggenheim VIF StylePlus Small Growth	26,035	(39,968)	(13,933)	23,888	(43,849)	(19,961)
Guggenheim VIF Total Return Bond	748,667	(870,139)	(121,472)	926,098	(1,575,808)	(649,710)
Guggenheim VIF World Equity Income	356,081	(487,363)	(131,282)	355,381	(448,373)	(92,992)
Guggenheim World Equity Income	34,575	(33,132)	1,443	30,786	(44,738)	(13,952)
Invesco American Franchise	6,081	(10,978)	(4,897)	9,570	(33,473)	(23,903)
Invesco Comstock	62,058	(66,670)	(4,612)	25,700	(70,036)	(44,336)
Invesco Developing Markets	4,563	(3,591)	972	7,812	(5,726)	2,086
Invesco Discovery	1,540	(2,097)	(557)	2,610	(1,429)	1,181
Invesco Discovery Mid Cap Growth	22,676	(6,145)	16,531	17,619	(20,560)	(2,941)
Invesco Energy	8,109	(655)	7,454	1,525	(392)	1,133
Invesco Equity and Income	32,768	(63,688)	(30,920)	43,423	(80,929)	(37,506)
Invesco Global	6,510	(4,942)	1,568	1,784	(2,898)	(1,114)
Invesco Gold & Special Minerals	736	(258)	478	737	(108)	629
Invesco Main Street Mid Cap	12,921	(11,999)	922	9,029	(24,968)	(15,939)
Invesco Oppenheimer V.I. International Growth Fund	9,825	(2,105)	7,720	831	(37,079)	(36,248)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Small Cap Growth (d)	3,066	(14,766)	(11,700)	3,450	(13,698)	(10,248)
Invesco Technology	37,289	(14,252)	23,037	11,485	(6,870)	4,615
Invesco V.I. American Franchise Series I	11,492	(14,666)	(3,174)	8,682	(12,609)	(3,927)
Invesco V.I. American Franchise Series II	79	(37)	42	3,311	(11,269)	(7,958)
Invesco V.I. American Value	37,506	(64,377)	(26,871)	432,171	(128,061)	304,110
Invesco V.I. Balanced-Risk Allocation	299	(295)	4	4,150	(1,502)	2,648
Invesco V.I. Comstock	209,885	(304,355)	(94,470)	425,064	(305,935)	119,129
Invesco V.I. Core Bond (b)	238,889	(2,152,285)	(1,913,396)	148,685	(930,295)	(781,610)
Invesco V.I. Core Equity	4,606	(5,084)	(478)	1,295	(50)	1,245
Invesco V.I. Core Plus Bond (b)	1,396,403	(338,225)	1,058,178	—	—	—
Invesco V.I. Discovery Mid Cap Growth	33,798	(36,280)	(2,482)	71,219	(79,239)	(8,020)
Invesco V.I. Equally-Weighted S&P 500 (b)	64,146	(7,768)	56,378	—	—	—
Invesco V.I. Equity and Income	90,781	(65,874)	24,907	66,623	(245,781)	(179,158)
Invesco V.I. EVQ International Equity Fund (a)	109,065	(355,343)	(246,278)	234,908	(414,614)	(179,706)
Invesco V.I. Global	27,597	(20,807)	6,790	31,446	(58,589)	(27,143)
Invesco V.I. Global Core Equity	40	(1,420)	(1,380)	78	(7)	71
Invesco V.I. Global Real Estate Series I	21,216	(64,220)	(43,004)	49,320	(88,447)	(39,127)
Invesco V.I. Global Real Estate Series II	754	(9,672)	(8,918)	3,976	(5,928)	(1,952)
Invesco V.I. Global Strategic Income	9	(16)	(7)	45	(2,979)	(2,934)
Invesco V.I. Government Money Market	4,063,513	(2,376,825)	1,686,688	1,826,989	(2,245,225)	(418,236)
Invesco V.I. Government Securities	301,388	(421,176)	(119,788)	651,258	(718,065)	(66,807)
Invesco V.I. Growth and Income	32	(2)	30	32	—	32
Invesco V.I. Health Care Series I	67,710	(38,272)	29,438	43,761	(126,873)	(83,112)
Invesco V.I. Health Care Series II	13,239	(860)	12,379	3,015	(9,198)	(6,183)
Invesco V.I. High Yield	—	—	—	23	(2,341)	(2,318)
Invesco V.I. Main Street Mid Cap Fund®	88,165	(98,215)	(10,050)	44,520	(193,624)	(149,104)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Main Street Small Cap Fund®	54,543	(91,341)	(36,798)	112,154	(152,684)	(40,530)
Invesco V.I. S&P 500 Index (b)	1,075	(25,624)	(24,549)	2,828	(1,258)	1,570
Invesco V.I. Small Cap Equity	229	(737)	(508)	1,035	(853)	182
Invesco Value Opportunities	12,096	(20,464)	(8,368)	16,520	(29,403)	(12,883)
Janus Henderson Adaptive Risk Managed U.S. Equity (a)	7,385	(12,433)	(5,048)	7,896	(14,212)	(6,316)
Janus Henderson Mid Cap Value	240	(2,493)	(2,253)	941	(4,946)	(4,005)
Janus Henderson Overseas	147,963	(50,732)	97,231	63,616	(57,991)	5,625
Janus Henderson VIT Enterprise	95,429	(148,038)	(52,609)	150,873	(244,139)	(93,266)
Janus Henderson VIT Mid Cap Value	2,535	(893)	1,642	5,118	(698)	4,420
Janus Henderson VIT Overseas	14,222	(18,678)	(4,456)	18,635	(6,036)	12,599
Janus Henderson VIT Research	43,258	(229,430)	(186,172)	35,138	(127,862)	(92,724)
JPMorgan Insurance Trust Core Bond Portfolio	131,917	(184,101)	(52,184)	198,179	(259,397)	(61,218)
JPMorgan Insurance Trust Small Cap Core Portfolio	586	(610)	(24)	13,011	(8,296)	4,715
JPMorgan Insurance Trust US Equity Portfolio	7,709	(1,232)	6,477	195	(5)	190
Lord Abbett Series Bond-Debenture VC	69,495	(76,225)	(6,730)	187,430	(200,659)	(13,229)
Lord Abbett Series Developing Growth VC	23,946	(31,559)	(7,613)	59,005	(63,465)	(4,460)
Lord Abbett Series Dividend Growth VC	10	(1,028)	(1,018)	1,052	(3,107)	(2,055)
Lord Abbett Series Growth Opportunities VC	581	(581)	—	2,363	(4,620)	(2,257)
Lord Abbett Series Mid Cap Stock VC	120	(1,810)	(1,690)	130	(162)	(32)
Lord Abbett Series Total Return VC	23,598	(624)	22,974	35,554	(1,855)	33,699
MFS® VIT Emerging Markets Equity	522	(1,517)	(995)	799	(7,746)	(6,947)
MFS® VIT Global Tactical Allocation	22	(113)	(91)	21	(95)	(74)
MFS® VIT High Yield	51	(5,130)	(5,079)	273	(12,356)	(12,083)
MFS® VIT II MA Investors Growth Stock	6,067	(132)	5,935	—	—	—
MFS® VIT II Research International	117,149	(239,685)	(122,536)	219,433	(365,702)	(146,269)
MFS® VIT International Intrinsic Value	16,167	(29,844)	(13,677)	9,961	(14,656)	(4,695)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT Investors Trust	1,464	(977)	487	3,239	(273)	2,966
MFS® VIT New Discovery	4,711	(5,522)	(811)	6,798	(2,276)	4,522
MFS® VIT Research	56	(87)	(31)	1,854	(6,684)	(4,830)
MFS® VIT Total Return	136,720	(129,031)	7,689	65,621	(206,111)	(140,490)
MFS® VIT Total Return Bond	10,152	(4,174)	5,978	15,539	(451)	15,088
MFS® VIT Utilities	234,648	(160,875)	73,773	201,967	(261,726)	(59,759)
Morgan Stanley VIF Emerging Markets Debt	599	(350)	249	4,042	(3,684)	358
Morgan Stanley VIF Emerging Markets Equity	66,373	(96,780)	(30,407)	113,107	(535,214)	(422,107)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	13,403	(9,588)	3,815	43,812	(92,252)	(48,440)
Morningstar Balanced ETF Asset Allocation Portfolio	92,455	(38,224)	54,231	177,735	(808,635)	(630,900)
Morningstar Conservative ETF Asset Allocation Portfolio	41,395	(89,428)	(48,033)	117,173	(111,523)	5,650
Morningstar Growth ETF Asset Allocation Portfolio	44,056	(32,281)	11,775	72,563	(265,159)	(192,596)
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,553	(64,756)	(59,203)	46,303	(71,825)	(25,522)
Neuberger Berman AMT Sustainable Equity I	12,393	(75,993)	(63,600)	36,162	(82,779)	(46,617)
Neuberger Berman AMT Sustainable Equity S	9,345	(21,018)	(11,673)	16,717	(40,432)	(23,715)
Neuberger Berman Core Bond	158,190	(51,844)	106,346	17,383	(30,304)	(12,921)
Neuberger Berman Large Cap Value	16,882	(10,479)	6,403	5,589	(7,450)	(1,861)
Neuberger Berman Sustainable Equity	7,945	(8,073)	(128)	4,871	(12,868)	(7,997)
North Square Spectrum Alpha (a)	339	(107)	232	275	(229)	46
Northern Global Tactical Asset Allocation	438	(2,271)	(1,833)	461	(470)	(9)
Northern Large Cap Core	356	(2,643)	(2,287)	454	(1,442)	(988)
Northern Large Cap Value	10,705	(2,660)	8,045	1,719	(755)	964
PGIM Focused Growth	29,460	(47,752)	(18,292)	397,069	(910)	396,159
PGIM Jennison Mid-Cap Growth	1,096	(1,744)	(648)	517	(1,718)	(1,201)
PGIM Jennison Natural Resources	179	(82)	97	175	(289)	(114)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PGIM Jennison Small Company	1,496	(5,349)	(3,853)	1,275	(6,347)	(5,072)
PGIM Quant Solutions Small-Cap Value (d)	751	(2,010)	(1,259)	862	(1,802)	(940)
PIMCO All Asset	1,112	(1,673)	(561)	1,505	(3,561)	(2,056)
PIMCO CommodityRealReturn Strategy	6,452	(9,030)	(2,578)	4,724	(3,692)	1,032
PIMCO Emerging Markets Bond	1,217	(498)	719	13,107	(261)	12,846
PIMCO High Yield	3,718	(10,982)	(7,264)	8,683	(24,924)	(16,241)
PIMCO International Bond (U.S. Dollar-Hedged)	163,278	(68,188)	95,090	55,852	(133,712)	(77,860)
PIMCO Low Duration	20,929	(865)	20,064	499	(11)	488
PIMCO Real Return	21,354	(6,712)	14,642	6,959	(10,558)	(3,599)
PIMCO StocksPLUS® Small Fund	2,479	(8,261)	(5,782)	1,915	(2,808)	(893)
PIMCO Total Return	31,262	(27,298)	3,964	17,932	(24,169)	(6,237)
PIMCO VIT All Asset Administrative	13,123	(68,657)	(55,534)	58,796	(53,020)	5,776
PIMCO VIT All Asset Advisor	41,199	(15,932)	25,267	10,740	(3,154)	7,586
PIMCO VIT CommodityRealReturn Strategy Administrative	630,064	(920,252)	(290,188)	1,834,925	(873,181)	961,744
PIMCO VIT CommodityRealReturn Strategy Advisor	294,112	(176,636)	117,476	39,355	(13,432)	25,923
PIMCO VIT Emerging Markets Bond	34,277	(96,798)	(62,521)	345,794	(325,866)	19,928
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	168	(570)	(402)	157	(91)	66
PIMCO VIT Global Managed Asset Allocation	4,425	(8,364)	(3,939)	5,696	(387)	5,309
PIMCO VIT High Yield	5,128	(11,557)	(6,429)	15,757	(3,937)	11,820
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	166,895	(173,590)	(6,695)	426,206	(214,578)	211,628
PIMCO VIT International Bond Portfolio (Unhedged)	2,782	(22,210)	(19,428)	3,404	(1,316)	2,088
PIMCO VIT Low Duration Administrative (d)	1,888,340	(684,171)	1,204,169	915,062	(1,433,497)	(518,435)
PIMCO VIT Low Duration Advisor	37,994	(38,988)	(994)	42,502	(43,402)	(900)
PIMCO VIT Real Return Administrative (d)	399,079	(733,849)	(334,770)	786,536	(522,706)	263,830
PIMCO VIT Real Return Advisor	81,697	(45,902)	35,795	73,113	(37,411)	35,702

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT Short-Term	271,297	(61,203)	210,094	276,147	(241,606)	34,541
PIMCO VIT Total Return Administrative	202,752	(385,316)	(182,564)	325,109	(365,303)	(40,194)
PIMCO VIT Total Return Advisor	246,266	(281,007)	(34,741)	427,048	(360,947)	66,101
Pioneer Bond VCT	5,111	(12,930)	(7,819)	13,133	(5,759)	7,374
Pioneer Equity Income VCT	1,087	(2,596)	(1,509)	1,586	(22)	1,564
Pioneer High Yield VCT	2,591	(124)	2,467	3,991	(3,991)	—
Pioneer Real Estate Shares VCT	44	(1,839)	(1,795)	58	(21)	37
Pioneer Strategic Income	3,789	(205)	3,584	404	(595)	(191)
Pioneer Strategic Income VCT	667	(1,940)	(1,273)	15,561	(17)	15,544
Putnam VT Diversified Income	200	(13)	187	8,345	(31,237)	(22,892)
Putnam VT Global Asset Allocation	37	(5)	32	33	—	33
Putnam VT Growth Opportunities	1,717	(562)	1,155	3,336	(4,490)	(1,154)
Putnam VT High Yield	145	(10)	135	140	(63,875)	(63,735)
Putnam VT Income	722	(34,333)	(33,611)	57,664	(208,229)	(150,565)
Putnam VT Large Cap Value	174,094	(148,999)	25,095	16,861	(11,090)	5,771
Putnam VT Multi-Asset Absolute Return	3,085	(3,877)	(792)	1,113	(31,684)	(30,571)
Putnam VT Multi-Cap Core	2,169	(2,169)	—	2,394	—	2,394
Putnam VT Small Cap Growth	2,728	(1,893)	835	55	(7)	48
Putnam VT Small Cap Value	16,536	(62,506)	(45,970)	97,337	(12,940)	84,397
Redwood Managed Volatility	692	(41,230)	(40,538)	2,339	(954)	1,385
Royce Micro-Cap	20,663	(54,179)	(33,516)	243,777	(252,659)	(8,882)
Royce Small-Cap Opportunity (a)	64,907	(27,954)	36,953	25,650	(43,996)	(18,346)
Royce Small-Cap Value	6,616	(8,258)	(1,642)	7,514	(15,431)	(7,917)
Rydex VIF Banking	27,020	(54,437)	(27,417)	415,837	(371,977)	43,860
Rydex VIF Basic Materials	38,101	(41,867)	(3,766)	98,357	(168,288)	(69,931)
Rydex VIF Biotechnology	22,327	(193,526)	(171,199)	203,007	(77,579)	125,428
Rydex VIF Commodities Strategy	1,249,312	(1,671,612)	(422,300)	1,064,219	(203,044)	861,175
Rydex VIF Consumer Products	321,701	(245,387)	76,314	14,309	(109,590)	(95,281)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Dow 2x Strategy (d)	143,840	(137,491)	6,349	151,446	(182,634)	(31,188)
Rydex VIF Electronics	12,895	(57,240)	(44,345)	51,588	(35,942)	15,646
Rydex VIF Energy	1,742,320	(1,989,491)	(247,171)	2,097,338	(1,666,725)	430,613
Rydex VIF Energy Services	1,445,935	(4,075,790)	(2,629,855)	6,748,929	(4,206,203)	2,542,726
Rydex VIF Europe 1.25x Strategy (d)	38,377	(45,845)	(7,468)	70,332	(83,743)	(13,411)
Rydex VIF Financial Services	19,970	(59,958)	(39,988)	402,319	(503,843)	(101,524)
Rydex VIF Government Long Bond 1.2x Strategy (d)	809,165	(802,893)	6,272	67,551	(59,709)	7,842
Rydex VIF Health Care	228,445	(238,863)	(10,418)	69,276	(153,726)	(84,450)
Rydex VIF High Yield Strategy	13,262	(36,700)	(23,438)	25,549	(2,099)	23,450
Rydex VIF Internet	11,198	(16,115)	(4,917)	30,402	(142,294)	(111,892)
Rydex VIF Inverse Dow 2x Strategy (d)	68,424,290	(67,950,715)	473,575	8,556,927	(8,005,186)	551,741
Rydex VIF Inverse Government Long Bond Strategy (d)	1,286,142	(1,275,268)	10,874	487,608	(518,102)	(30,494)
Rydex VIF Inverse Mid-Cap Strategy (d)	216,453	(179,225)	37,228	184,090	(189,903)	(5,813)
Rydex VIF Inverse NASDAQ-100® Strategy (d)	15,138,362	(15,968,666)	(830,304)	8,354,590	(6,303,238)	2,051,352
Rydex VIF Inverse Russell 2000® Strategy (d)	300,163	(296,359)	3,804	791,701	(744,012)	47,689
Rydex VIF Inverse S&P 500 Strategy (d)	11,848,428	(11,748,968)	99,460	2,253,230	(2,247,920)	5,310
Rydex VIF Japan 2x Strategy (d)	5,653	(6,991)	(1,338)	4,512	(7,789)	(3,277)
Rydex VIF Leisure	8,822	(3,355)	5,467	51,172	(53,755)	(2,583)
Rydex VIF Mid-Cap 1.5x Strategy (d)	4,316	(8,247)	(3,931)	34,306	(48,522)	(14,216)
Rydex VIF Money Market (c)	32,459,362	(26,483,486)	5,975,876	24,022,396	(23,610,060)	412,336
Rydex VIF NASDAQ-100®	1,869,033	(2,015,346)	(146,313)	1,313,747	(1,238,401)	75,346
Rydex VIF NASDAQ-100® 2x Strategy (d)	543,736	(556,884)	(13,148)	476,442	(551,725)	(75,283)
Rydex VIF Nova (d)	84,876	(112,245)	(27,369)	133,263	(132,879)	384
Rydex VIF Precious Metals	182,378	(125,142)	57,236	94,046	(129,362)	(35,316)
Rydex VIF Real Estate	53,315	(86,920)	(33,605)	88,238	(94,680)	(6,442)
Rydex VIF Retailing	9,770	(4,678)	5,092	5,384	(34,835)	(29,451)
Rydex VIF Russell 2000® 1.5x Strategy (d)	50,537	(96,804)	(46,267)	96,118	(86,835)	9,283

(c)	Liquidation. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Rydex VIF Russell 2000® 2x Strategy (d)	568,647	(590,851)	(22,204)	2,670,204	(3,538,533)	(868,329)
Rydex VIF S&P 500 2x Strategy (d)	723,314	(834,823)	(111,509)	862,145	(825,787)	36,358
Rydex VIF S&P 500 Pure Growth	78,826	(200,143)	(121,317)	269,851	(168,225)	101,626
Rydex VIF S&P 500 Pure Value	393,332	(345,704)	47,628	842,771	(1,056,279)	(213,508)
Rydex VIF S&P MidCap 400 Pure Growth	11,404	(35,355)	(23,951)	74,090	(142,550)	(68,460)
Rydex VIF S&P MidCap 400 Pure Value	236,244	(241,949)	(5,705)	312,226	(318,942)	(6,716)
Rydex VIF S&P SmallCap 600 Pure Growth	12,113	(37,129)	(25,016)	306,112	(367,922)	(61,810)
Rydex VIF S&P SmallCap 600 Pure Value	264,716	(502,298)	(237,582)	2,449,447	(2,334,764)	114,683
Rydex VIF Strengthening Dollar 2x Strategy (d)	45,372	(64,013)	(18,641)	42,188	(44,669)	(2,481)
Rydex VIF Technology	29,379	(42,124)	(12,745)	53,628	(125,988)	(72,360)
Rydex VIF Telecommunications	17,220	(28,929)	(11,709)	33,288	(30,101)	3,187
Rydex VIF Transportation	99,999	(94,921)	5,078	25,454	(34,771)	(9,317)
Rydex VIF Utilities	344,752	(331,918)	12,834	56,332	(104,817)	(48,485)
Rydex VIF Weakening Dollar 2x Strategy (d)	84,270	(75,931)	8,339	45,758	(55,598)	(9,840)
T. Rowe Price Blue Chip Growth	14,808	(29,561)	(14,753)	32,753	(29,341)	3,412
T. Rowe Price Capital Appreciation	57,624	(66,228)	(8,604)	44,464	(83,319)	(38,855)
T. Rowe Price Equity Income	35,029	(16,523)	18,506	18,263	(11,971)	6,292
T. Rowe Price Growth Stock	40,600	(48,801)	(8,201)	22,133	(51,966)	(29,833)
T. Rowe Price Health Sciences	45,221	(74,116)	(28,895)	125,688	(102,585)	23,103
T. Rowe Price Limited-Term Bond	2,134	(6,721)	(4,587)	5,184	(2,480)	2,704
T. Rowe Price Retirement 2010	4	—	4	4	—	4
T. Rowe Price Retirement 2015	1,450	(1,674)	(224)	1,296	(29)	1,267
T. Rowe Price Retirement 2020	459	(151)	308	771	(1,588)	(817)
T. Rowe Price Retirement 2025	730	(731)	(1)	293	(15)	278
T. Rowe Price Retirement 2030	3,460	(34)	3,426	1,873	(129)	1,744
T. Rowe Price Retirement 2035	748	(1,946)	(1,198)	1,019	(10,141)	(9,122)
T. Rowe Price Retirement 2040	627	(15)	612	396	(455)	(59)
T. Rowe Price Retirement 2045	175	(4)	171	113	(2)	111

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Retirement 2050	16	—	16	5	—	5
T. Rowe Price Retirement 2055	138	(9)	129	142	(973)	(831)
T. Rowe Price Retirement Balanced	4,640	(9,682)	(5,042)	12,731	(3,481)	9,250
Templeton Developing Markets VIP Fund	37,677	(116,317)	(78,640)	237,479	(127,409)	110,070
Templeton Foreign VIP Fund	46,094	(87,970)	(41,876)	28,411	(614,209)	(585,798)
Templeton Global Bond VIP Fund	62,583	(95,139)	(32,556)	46,816	(86,982)	(40,166)
Templeton Growth VIP Fund	12	(1)	11	12	—	12
Third Avenue Value	65,711	(10,680)	55,031	1,454	(1,145)	309
TOPS® Aggressive Growth ETF	1,010	(26,540)	(25,530)	30,660	(5,130)	25,530
TOPS® Balanced ETF	42,947	(383)	42,564	14,845	—	14,845
TOPS® Conservative ETF	109,656	(462,204)	(352,548)	382,072	(11,208)	370,864
TOPS® Growth ETF	11,887	(38,369)	(26,482)	50,003	(17)	49,986
TOPS® Managed Risk Balanced ETF	5,287	(5,287)	—	—	—	—
TOPS® Managed Risk Moderate Growth ETF	—	(47,434)	(47,434)	47,571	(137)	47,434
TOPS® Moderate Growth ETF	61,042	(184)	60,858	—	—	—
VanEck VIP Global Gold	258,985	(256,286)	2,699	8,215	(20,994)	(12,779)
VanEck VIP Global Resources	79,276	(8,699)	70,577	10,705	(16,557)	(5,852)
Vanguard® VIF Balanced	52,154	(75,815)	(23,661)	169,546	(35,098)	134,448
Vanguard® VIF Capital Growth	48,727	(40,166)	8,561	22,234	(16,682)	5,552
Vanguard® VIF Conservative Allocation	123,666	(62,056)	61,610	542,486	(194,040)	348,446
Vanguard® VIF Diversified Value	61,423	(16,176)	45,247	37,527	(5,733)	31,794
Vanguard® VIF Equity Income	197,815	(126,341)	71,474	55,795	(23,720)	32,075
Vanguard® VIF Equity Index	186,536	(37,080)	149,456	183,539	(17,693)	165,846
Vanguard® VIF Global Bond Index	94,136	(13,287)	80,849	71,203	(18,324)	52,879
Vanguard® VIF Growth	61,770	(20,168)	41,602	57,605	(868)	56,737
Vanguard® VIF High Yield Bond	62,564	(41,915)	20,649	62,792	(77,850)	(15,058)
Vanguard® VIF International	74,358	(58,243)	16,115	172,991	(46,173)	126,818
Vanguard® VIF Mid-Cap Index	98,574	(35,095)	63,479	110,559	(23,959)	86,600
Vanguard® VIF Moderate Allocation	443,711	(74,821)	368,890	136,901	(145,655)	(8,754)
Vanguard® VIF Real Estate Index	93,277	(11,882)	81,395	75,240	(1,346)	73,894

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard® VIF Short Term Investment Grade	461,642	(237,368)	224,274	748,852	(325,853)	422,999
Vanguard® VIF Small Company Growth (d)	509	(784)	(275)	1,356	(1,925)	(569)
Vanguard® VIF Total Bond Market Index	436,979	(255,212)	181,767	1,014,105	(250,271)	763,834
Vanguard® VIF Total International Stock Market Index	400,604	(65,593)	335,011	501,152	(123,149)	378,003
Vanguard® VIF Total Stock Market Index	450,846	(228,968)	221,878	736,365	(82,282)	654,083
Victory RS Partners (d)	536	(2,960)	(2,424)	601	(2,002)	(1,401)
Victory RS Science and Technology	3,457	(12,362)	(8,905)	6,063	(14,744)	(8,681)
Victory RS Value	6,547	(9,884)	(3,337)	6,491	(22,181)	(15,690)
Virtus Ceredex Mid Cap Value Equity	913	(2,090)	(1,177)	2,361	(5,248)	(2,887)
Virtus Duff & Phelps Real Estate Securities Series	3,076	(3,314)	(238)	14,294	(15,991)	(1,697)
Virtus KAR Small-Cap Growth Series	5,211	(17,269)	(12,058)	18,341	(14,298)	4,043
Virtus Newfleet Multi-Sector Intermediate Bond Series	4,104	(1,918)	2,186	9,995	(55,057)	(45,062)
Virtus SGA International Growth Series	5,353	(17,100)	(11,747)	16,917	(50,844)	(33,927)
Virtus Strategic Allocation Series	1,542	(5,702)	(4,160)	11,280	(425)	10,855
Voya MidCap Opportunities Portfolio	659	(133)	526	7,367	(57)	7,310
VY CBRE Global Real Estate Portfolio (a)	438	(48)	390	8,850	(4,965)	3,885
VY CBRE Real Estate Portfolio (a)	133	(32,659)	(32,526)	32,723	(197)	32,526
Western Asset Variable Global High Yield Bond	7,542	(54,540)	(46,998)	306,660	(307,567)	(907)

(a)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Dynamic Asset Allocation
2022	84,677	8.11	8.87	730,165	0.02	0.25	1.45	(22.02)	(21.30)
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.45	4.52	5.82
2020	96,540	9.95	10.79	1,005,526	0.02	0.25	1.45	0.30	1.51
2019	77,465	9.92	10.63	798,899	1.89	0.25	1.45	10.22	11.54
2018	79,495	9.00	9.53	738,547	1.79	0.25	1.45	(11.42)	(10.26)
AB VPS Growth and Income
2022	9,643	20.69	20.69	199,475	0.01	0.25	0.25	(7.47)	(7.47)
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
2020	14,302	13.81	18.34	258,314	0.01	0.25	1.45	(2.06)	(0.86)
2019	22,895	14.10	18.50	417,487	2.27	0.25	1.45	18.19	19.66
2018	87	11.93	15.46	1,332	1.57	0.25	1.45	(9.89)	(8.84)
AB VPS Small/Mid Cap Value
2022	381,612	12.61	17.28	4,814,167	0.01	0.25	1.45	(19.32)	(18.49)
2021	405,423	15.63	21.20	6,319,106	0.01	0.25	1.45	29.71	31.27
2020	326,575	11.56	16.39	3,882,654	0.01	0.25	1.45	(1.47)	(0.30)
2019	154,713	11.65	16.44	1,832,698	0.33	0.25	1.45	14.73	16.10
2018	143,468	10.09	14.16	1,485,443	0.23	0.25	1.45	(19.06)	(18.01)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Sustainable Global Thematic Growth (a)
2022	6,411	18.85	18.85	120,833	—	0.25	0.25	(29.48)	(29.48)
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69
2020	501	19.50	22.87	11,291	0.00	0.25	1.45	33.02	34.61
2019	487	14.66	16.99	8,155	—	0.25	1.45	24.13	25.67
2018	—	11.81	13.52	—	—	0.25	1.45	(13.98)	(12.89)
AFIS Capital World Growth and Income
2022	8,441	11.18	12.23	96,603	0.02	0.25	1.45	(20.99)	(20.22)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.45	9.52	10.85
2020	9,009	12.92	14.01	117,429	0.01	0.25	1.45	3.78	5.10
2019	21,023	12.45	13.33	262,544	1.95	0.25	1.45	25.00	26.47
2018	16,606	9.96	10.54	165,889	3.12	0.25	1.45	(13.84)	(12.75)
AFIS U.S. Government Securities
2022	26,471	7.32	8.01	207,854	0.02	0.25	1.45	(14.88)	(14.06)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.45	(5.18)	(4.02)
2020	386,206	9.07	9.84	3,555,550	0.03	0.25	1.45	4.61	6.03
2019	28,979	8.67	9.28	255,879	2.90	0.25	1.45	0.58	1.75
2018	7,285	8.62	9.12	62,813	1.25	0.25	1.45	(3.90)	(2.67)
AFIS Washington Mutual Investors
2022	38,611	14.07	15.40	560,909	0.02	0.25	1.45	(12.50)	(11.60)
2021	29,366	16.08	16.08	472,265	0.01	1.45	1.45	22.00	22.00
2020	32,181	13.18	14.29	424,318	0.01	0.25	1.45	3.70	5.00
2019	36,323	12.71	13.61	461,745	1.88	0.25	1.45	15.76	17.13
2018	39,864	10.98	11.62	444,706	2.44	0.25	1.45	(12.86)	(11.84)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Alger Capital Appreciation (d)
2022	10,090	16.95	21.89	174,979	—	0.25	1.45	(39.33)	(38.70)
2021	13,490	27.94	35.71	409,319	—	0.25	1.45	13.67	15.05
2020	17,802	24.58	31.63	463,583	—	0.25	1.45	35.20	36.87
2019	27,929	18.18	23.11	529,530	—	0.25	1.45	27.49	28.96
2018	27,480	14.26	17.92	405,166	—	0.25	1.45	(4.74)	(3.55)
Alger Large Cap Growth Class I-2 (b)
2022	18,763	8.35	8.40	157,761	—	0.25	1.45	(16.50)	(16.00)
Alger Large Cap Growth Class S (b)
2022	—	20.61	32.75	—	—	0.25	1.45	(24.81)	0.68
2021	2,756	27.41	32.53	76,537	—	0.25	1.45	6.70	8.00
2020	2,111	25.69	30.69	55,023	—	0.25	1.45	59.37	61.27
2019	—	16.12	19.03	—	—	0.25	1.45	21.39	22.85
2018	3,524	13.28	15.49	46,795	—	0.25	1.45	(2.71)	(1.53)
Allspring Growth (d)
2022	31,061	18.46	32.21	574,621	—	0.90	1.10	(39.64)	(39.52)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
2020	36,669	29.54	51.76	1,085,114	—	0.90	1.25	42.71	43.19
2019	41,791	20.63	36.22	863,397	—	0.90	1.25	31.36	31.82
2018	48,548	15.65	27.52	760,459	—	0.90	1.25	(4.04)	(3.69)
Allspring International Equity VT
2022	4,507	8.86	8.86	39,935	0.03	0.25	0.25	(14.64)	(14.64)
2021	4,374	10.38	10.38	45,434	0.01	0.25	0.25	3.49	3.49
2020	4,245	9.89	10.22	42,621	0.02	0.25	1.45	0.41	1.49
2019	4,119	9.85	10.07	40,769	3.72	0.25	1.45	10.43	11.76
2018	3,997	8.87	9.01	35,461	8.67	0.25	1.45	(20.92)	(19.91)

(b)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Large Cap Core
2022	50,433	14.69	17.56	747,452	0.01	0.90	1.25	(17.75)	(17.43)
2021	54,236	17.79	21.35	974,874	0.00	0.90	1.25	25.51	25.99
2020	61,715	14.12	19.94	879,936	0.01	0.90	1.25	3.59	3.90
2019	81,316	13.59	19.23	1,111,757	1.51	0.90	1.25	22.26	22.76
2018	123,075	11.07	15.69	1,425,019	0.98	0.90	1.25	(12.51)	(12.28)
Allspring Omega Growth VT
2022	9,173	15.65	15.65	143,454	—	1.45	1.45	(39.78)	(39.78)
2021	8,950	25.99	25.99	232,514	—	1.45	1.45	9.94	9.94
2020	11,619	23.64	29.85	274,515	—	0.25	1.45	36.96	38.58
2019	12,214	17.26	21.54	211,753	—	0.25	1.45	31.06	32.72
2018	15,338	13.17	16.23	203,815	—	0.25	1.45	(4.08)	(2.93)
Allspring Opportunity
2022	32,402	18.03	26.53	585,249	—	0.90	1.10	(23.98)	(23.83)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
2020	35,874	19.77	29.21	710,566	0.00	0.90	1.25	15.87	16.29
2019	49,705	17.00	25.17	857,131	0.24	0.90	1.25	25.82	26.30
2018	52,952	13.46	19.97	727,250	—	0.90	1.25	(11.21)	(10.92)
Allspring Opportunity VT
2022	44,774	15.32	20.06	849,247	—	0.25	1.45	(24.08)	(23.32)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.45	19.34	20.78
2020	74,054	16.91	22.26	1,581,613	0.00	0.25	1.45	15.74	17.16
2019	96,624	14.61	19.00	1,790,052	0.31	0.25	1.45	25.73	27.26
2018	96,174	11.62	15.04	1,434,652	0.19	0.25	1.45	(11.23)	(10.11)
Allspring Small Company Value
2022	354,096	11.69	11.77	4,166,378	—	0.90	1.10	(15.66)	(15.45)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57
2020	447,299	10.53	10.58	4,731,057	0.00	0.90	1.25	(2.32)	(1.95)
2019	508,901	10.78	10.79	5,488,889	0.78	0.90	1.25	7.80	7.90
2018	264,080	12.40	20.48	4,787,103	—	0.90	1.25	(22.21)	(21.92)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ALPS/Alerian Energy Infrastructure
2022	27,905	8.09	8.97	236,282	0.05	0.25	1.45	12.52	13.54
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.45	31.68	33.45
2020	45,703	5.46	6.01	254,151	0.02	0.25	1.45	(28.44)	(27.50)
2019	43,110	7.63	8.29	334,572	1.63	0.25	1.45	15.26	16.60
2018	47,348	6.62	7.11	317,643	1.70	0.25	1.45	(22.48)	(21.61)
American Century Diversified Bond
2022	13,403	7.15	7.15	95,822	0.01	0.90	0.90	(17.53)	(17.53)
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
2020	35,430	9.11	9.11	322,378	0.01	0.90	0.90	3.64	3.64
2019	32,166	8.79	8.79	282,339	2.38	0.90	0.90	4.02	4.02
2018	43,022	8.45	8.45	363,138	2.49	0.90	0.90	(5.48)	(5.48)
American Century Equity Income
2022	475,359	16.50	20.99	9,988,134	0.02	0.90	1.25	(7.41)	(7.08)
2021	585,205	17.82	22.59	13,229,010	0.02	0.90	1.25	11.65	12.05
2020	650,937	15.96	20.52	13,137,824	0.02	0.90	1.25	(3.39)	(3.08)
2019	495,785	16.52	21.21	10,326,770	2.07	0.90	1.25	18.68	19.06
2018	505,041	13.92	17.85	8,831,607	1.78	0.90	1.25	(8.60)	(8.29)
American Century Heritage
2022	74,056	22.36	30.95	1,658,363	—	0.90	1.10	(31.15)	(31.03)
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57
2020	98,395	30.42	42.26	3,004,275	—	0.90	1.25	36.29	36.78
2019	122,538	22.24	30.97	2,770,966	—	0.90	1.25	29.49	29.98
2018	119,325	17.11	23.87	2,044,737	—	0.90	1.25	(9.39)	(9.09)
American Century International Bond
2022	2,938	5.11	5.11	15,000	—	0.90	0.90	(23.16)	(23.16)
2021	1,108	6.65	6.65	7,366	—	0.90	0.90	(10.86)	(10.86)
2020	1,279	7.46	7.46	9,533	0.02	0.90	0.90	5.22	5.22
2019	578	7.09	7.09	4,092	—	0.90	0.90	1.00	1.00
2018	543	7.02	7.02	3,809	1.08	0.90	0.90	(7.99)	(7.99)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century International Growth
2022	502,643	9.46	10.87	4,886,804	0.00	0.90	1.25	(28.30)	(28.06)
2021	499,873	13.15	15.16	6,732,003	0.00	0.90	1.25	3.62	4.03
2020	519,843	12.64	18.70	6,779,904	—	0.90	1.25	20.02	20.50
2019	540,817	10.49	15.55	5,886,255	—	0.90	1.25	22.76	23.12
2018	579,057	8.52	12.65	5,115,702	0.75	0.90	1.25	(19.27)	(19.01)
American Century Select
2022	172,754	16.04	19.80	2,779,225	—	0.90	1.25	(32.03)	(31.80)
2021	159,577	23.52	29.13	3,757,042	—	0.90	1.25	19.68	20.12
2020	174,537	19.58	28.48	3,432,438	—	0.90	1.25	28.04	28.48
2019	182,930	15.24	22.21	2,812,155	—	0.90	1.25	30.29	30.70
2018	199,124	11.66	17.02	2,344,021	—	0.90	1.25	(7.89)	(7.53)
American Century Strategic Allocation: Aggressive
2022	86,149	13.29	13.73	1,182,256	0.01	0.90	1.10	(19.06)	(18.90)
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
2020	82,861	14.59	15.34	1,270,354	0.00	0.90	1.25	13.10	13.55
2019	92,201	12.90	13.51	1,245,561	1.42	0.90	1.25	18.78	19.24
2018	94,685	10.86	11.33	1,072,855	0.98	0.90	1.25	(11.99)	(11.69)
American Century Strategic Allocation: Conservative
2022	69,713	10.30	10.64	741,775	0.02	0.90	1.10	(16.60)	(16.42)
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95
2020	94,007	11.54	12.13	1,140,002	0.01	0.90	1.25	8.36	8.69
2019	96,671	10.65	11.16	1,078,014	1.34	0.90	1.25	10.82	11.27
2018	86,572	9.61	10.03	867,479	1.40	0.90	1.25	(8.74)	(8.49)
American Century Strategic Allocation: Moderate
2022	305,161	11.93	12.32	3,756,819	0.01	0.90	1.10	(18.34)	(18.19)
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
2020	386,679	13.28	13.96	5,393,933	0.01	0.90	1.25	10.94	11.32
2019	407,250	11.97	12.54	5,100,344	1.35	0.90	1.25	15.43	15.90
2018	436,625	10.37	10.82	4,721,533	1.16	0.90	1.25	(10.53)	(10.21)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Ultra®
2022	22,266	26.27	26.27	583,642	—	0.90	0.90	(35.18)	(35.18)
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
2020	19,693	34.29	34.29	673,845	—	0.90	0.90	43.65	43.65
2019	22,011	23.87	23.87	524,427	—	0.90	0.90	29.17	29.17
2018	28,037	18.48	18.48	517,490	—	0.90	0.90	(3.50)	(3.50)
American Century VP Disciplined Core Value
2022	10,351	14.42	19.87	186,410	0.02	0.25	1.45	(16.45)	(15.63)
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.45	17.98	19.42
2020	5,933	14.63	20.10	111,577	0.00	0.25	1.45	6.55	7.89
2019	37,238	13.73	18.63	676,722	1.86	0.25	1.45	18.36	19.81
2018	36,678	11.60	15.55	557,694	1.77	0.25	1.45	(11.25)	(10.17)
American Century VP Inflation Protection
2022	249,897	7.52	7.58	1,892,915	0.07	0.25	1.45	(16.63)	(15.87)
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.45	1.58	2.97
2020	44,309	8.75	8.89	388,561	0.01	0.25	1.45	4.84	6.09
2019	33,574	8.26	8.47	278,630	2.37	0.25	1.45	4.05	5.41
2018	25,129	7.86	8.14	198,811	2.89	0.25	1.45	(6.97)	(5.92)
American Century VP International
2022	5,946	10.84	10.84	64,466	0.01	0.25	0.25	(27.30)	(27.30)
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
2020	8,927	12.81	14.45	126,572	0.00	0.25	1.45	20.17	21.63
2019	9,216	10.66	11.88	107,571	0.74	0.25	1.45	22.53	24.01
2018	9,540	8.70	9.58	89,944	1.20	0.25	1.45	(18.99)	(17.98)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Mid Cap Value (d)
2022	326,427	15.23	20.51	6,109,013	0.02	0.25	1.45	(5.46)	(4.56)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.45	17.68	19.12
2020	313,207	13.69	18.38	5,202,437	0.01	0.25	1.45	(3.32)	(2.18)
2019	369,493	14.16	18.79	6,311,721	1.96	0.25	1.45	23.34	24.93
2018	411,278	11.48	15.04	5,653,463	1.31	0.25	1.45	(16.75)	(15.79)
American Century VP Ultra®
2022	516,484	25.54	28.77	14,749,955	—	0.75	1.35	(35.31)	(34.94)
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46
2020	611,816	33.53	37.33	22,652,609	—	0.75	1.35	43.11	44.02
2019	642,653	23.43	25.92	16,511,751	—	0.75	1.35	28.74	29.54
2018	714,424	18.20	20.01	14,231,107	0.13	0.75	1.35	(3.70)	(3.10)
American Century VP Value
2022	1,133,634	14.50	19.76	28,012,549	0.02	0.25	1.45	(3.91)	(2.90)
2021	1,367,816	15.09	20.35	35,056,543	0.02	0.25	1.45	18.91	20.34
2020	1,390,418	12.69	21.54	29,771,253	0.02	0.25	1.45	(3.57)	(2.43)
2019	1,716,973	13.16	22.19	37,557,917	2.05	0.25	1.45	21.40	22.89
2018	1,907,587	10.84	18.15	34,385,840	1.44	0.25	1.45	(13.28)	(12.22)
American Funds IS® Asset Allocation
2022	1,599,046	11.62	12.71	19,531,050	0.01	0.25	1.45	(17.24)	(16.44)
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
2020	1,850,336	12.78	13.85	24,611,418	0.02	0.25	1.45	7.21	8.54
2019	1,248,612	11.92	12.76	15,495,724	1.81	0.25	1.45	15.73	17.06
2018	1,123,526	10.30	10.90	11,986,057	1.51	0.25	1.45	(9.01)	(7.86)
American Funds IS® Capital World Bond
2022	355,230	6.25	6.84	2,355,477	0.00	0.25	1.45	(21.19)	(20.47)
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.45	(9.37)	(8.12)
2020	991,838	8.75	9.48	9,095,196	0.01	0.25	1.45	4.92	6.04
2019	894,026	8.34	8.94	7,765,139	1.53	0.25	1.45	2.84	4.07
2018	782,898	8.11	8.59	6,564,601	2.28	0.25	1.45	(5.92)	(4.66)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Growth
2022	764,598	13.80	15.10	11,181,371	0.00	0.25	1.45	(28.05)	(27.30)
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.45	11.12	12.39
2020	786,401	17.26	18.71	14,210,435	0.00	0.25	1.45	24.44	25.99
2019	803,584	13.87	14.85	11,595,876	1.03	0.25	1.45	29.02	30.49
2018	634,262	10.75	11.38	7,045,853	0.55	0.25	1.45	(13.24)	(12.12)
American Funds IS® Global Small Capitalization
2022	44,218	10.01	10.96	464,923	—	0.25	1.45	(32.64)	(31.93)
2021	44,562	14.86	16.10	692,265	—	0.25	1.45	1.78	3.01
2020	13,903	14.60	15.82	205,015	0.00	0.25	1.45	23.73	25.26
2019	14,425	11.80	12.63	171,535	0.01	0.25	1.45	25.53	27.06
2018	9,992	9.40	9.94	94,748	0.02	0.25	1.45	(14.70)	(13.72)
American Funds IS® Growth
2022	145,693	18.45	20.19	2,755,323	0.00	0.25	1.45	(33.03)	(32.34)
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.45	16.39	17.80
2020	137,685	23.67	25.65	3,292,726	0.00	0.25	1.45	45.13	46.82
2019	96,989	16.31	17.47	1,625,802	0.64	0.25	1.45	24.69	26.23
2018	77,376	13.08	13.84	1,027,252	0.14	0.25	1.45	(4.80)	(3.69)
American Funds IS® Growth-Income
2022	1,628,040	14.63	16.01	25,143,422	0.01	0.25	1.45	(20.14)	(19.35)
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.45	18.42	19.87
2020	1,536,458	15.47	16.77	24,816,222	0.01	0.25	1.45	8.26	9.61
2019	1,375,944	14.29	15.30	20,436,381	1.62	0.25	1.45	20.39	21.82
2018	1,186,503	11.87	12.56	14,534,324	1.33	0.25	1.45	(6.31)	(5.21)
American Funds IS® International
2022	686,051	7.98	8.73	5,812,644	0.01	0.25	1.45	(24.29)	(23.56)
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.45	(5.98)	(4.83)
2020	545,375	11.21	12.15	6,412,804	0.00	0.25	1.45	8.73	9.95
2019	651,260	10.31	11.05	6,992,243	1.32	0.25	1.45	17.29	18.82
2018	619,198	8.79	9.30	5,628,176	1.57	0.25	1.45	(17.23)	(16.22)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® International Growth and Income
2022	37,206	7.71	8.43	301,591	0.02	0.25	1.45	(19.01)	(18.23)
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.45	0.53	1.68
2020	12,586	9.47	10.27	121,310	0.01	0.25	1.45	1.07	2.39
2019	17,526	9.37	10.03	169,426	2.12	0.25	1.45	17.13	18.56
2018	23,819	8.00	8.46	196,680	0.30	0.25	1.45	(15.34)	(14.29)
American Funds IS® Mortgage
2022	7,886	7.23	7.92	62,019	0.01	0.25	1.45	(13.93)	(12.97)
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.45	(5.08)	(4.01)
2020	30,503	8.85	9.60	288,642	0.02	0.25	1.45	1.72	3.00
2019	4,451	8.70	9.32	40,694	3.38	0.25	1.45	0.23	1.41
2018	1,365	8.68	9.19	12,417	1.82	0.25	1.45	(4.30)	(3.06)
American Funds IS® New World
2022	386,722	9.14	10.00	3,782,521	0.01	0.25	1.45	(25.51)	(24.76)
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.45	0.08	1.30
2020	246,178	12.26	13.29	3,159,342	0.00	0.25	1.45	17.88	19.30
2019	261,994	10.40	11.14	2,829,026	0.79	0.25	1.45	23.22	24.75
2018	210,343	8.44	8.93	1,835,277	0.50	0.25	1.45	(17.98)	(17.01)
AMG River Road Mid Cap Value
2022	90,510	17.65	18.23	1,648,248	0.01	0.90	1.10	(11.97)	(11.80)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
2020	102,231	15.49	16.29	1,662,918	0.00	0.90	1.25	(0.51)	(0.12)
2019	125,277	15.57	16.31	2,041,214	0.87	0.90	1.25	10.66	11.03
2018	143,414	14.07	14.69	2,104,415	0.35	0.90	1.25	(22.01)	(21.70)
Ariel®
2022	132,154	19.26	22.11	2,567,033	0.00	0.90	1.10	(22.07)	(21.90)
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
2020	180,815	16.01	22.67	3,582,278	0.00	0.90	1.25	5.40	5.75
2019	187,453	15.19	21.47	3,511,286	0.72	0.90	1.25	19.51	19.92
2018	292,006	12.71	17.94	4,552,893	0.90	0.90	1.25	(17.31)	(16.97)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Baron Asset
2022	33,003	19.66	19.66	648,587	—	0.90	0.90	(28.85)	(28.85)
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56
2020	35,119	25.22	25.22	885,472	—	0.90	0.90	27.89	27.89
2019	37,749	19.72	19.72	744,236	—	0.90	0.90	32.35	32.35
2018	41,580	14.90	14.90	619,379	—	0.90	0.90	(3.99)	(3.99)
BlackRock Advantage Large Cap Core V.I.
2022	30,635	16.67	20.93	612,174	0.01	0.25	1.45	(23.46)	(22.71)
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.45	22.50	23.99
2020	8,899	17.78	22.26	172,053	0.01	0.25	1.45	14.27	15.70
2019	14,601	15.56	19.24	258,300	1.58	0.25	1.45	22.91	24.45
2018	6,653	12.66	15.46	88,028	1.19	0.25	1.45	(9.64)	(8.57)
BlackRock Advantage Small Cap Growth
2022	8,814	15.90	15.90	140,122	0.01	0.90	0.90	(28.02)	(28.02)
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
2020	11,071	22.23	22.23	246,109	—	0.90	0.90	28.05	28.05
2019	9,331	17.36	17.36	162,046	0.32	0.90	0.90	28.31	28.31
2018	6,213	13.53	13.53	84,074	0.09	0.90	0.90	(8.89)	(8.89)
BlackRock Basic Value V.I.
2022	13,067	12.78	16.77	206,342	0.01	0.25	1.45	(9.04)	(8.16)
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.45	16.02	17.43
2020	10,437	12.11	15.84	151,801	0.02	0.25	1.45	(1.38)	(0.19)
2019	13,362	12.28	15.87	187,883	2.24	0.25	1.45	18.19	19.59
2018	12,972	10.39	13.27	153,452	1.64	0.25	1.45	(12.17)	(11.06)
BlackRock Capital Appreciation V.I.
2022	16,569	16.90	19.37	317,934	—	0.25	1.45	(40.39)	(39.79)
2021	5,903	28.35	32.17	185,349	—	0.25	1.45	15.62	17.02
2020	9,391	24.52	28.01	258,055	—	0.25	1.45	35.32	36.97
2019	3,594	18.12	20.45	72,215	—	0.25	1.45	25.83	27.33
2018	24,163	14.40	16.06	353,212	—	0.25	1.45	(2.37)	(1.11)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Equity Dividend
2022	30,528	17.33	17.33	528,951	0.01	0.90	0.90	(7.87)	(7.87)
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47
2020	47,174	16.29	16.29	768,020	0.02	0.90	0.90	(0.31)	(0.31)
2019	38,722	16.34	16.34	632,635	1.89	0.90	0.90	22.40	22.40
2018	41,934	13.35	13.35	559,821	1.74	0.90	0.90	(11.00)	(11.00)
BlackRock Equity Dividend V.I.
2022	646,850	14.70	18.80	9,591,537	0.01	0.25	1.45	(8.13)	(7.16)
2021	588,523	16.00	20.25	9,428,956	0.01	0.25	1.45	15.11	16.51
2020	535,564	13.67	17.71	7,376,401	0.02	0.25	1.45	(1.00)	0.23
2019	492,100	13.70	17.67	6,862,951	1.86	0.25	1.45	21.88	23.39
2018	409,905	11.16	14.32	4,681,420	2.27	0.25	1.45	(11.45)	(10.39)
BlackRock Global Allocation
2022	15,853	10.75	10.75	170,348	—	0.90	0.90	(19.23)	(19.23)
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
2020	6,575	13.01	13.01	85,391	0.00	0.90	0.90	16.16	16.16
2019	29,617	11.20	11.20	331,577	1.16	0.90	0.90	12.79	12.79
2018	31,701	9.93	9.93	314,838	0.57	0.90	0.90	(11.18)	(11.18)
BlackRock Global Allocation V.I.
2022	252,052	9.75	10.92	2,519,566	—	0.25	1.45	(19.55)	(18.75)
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.45	1.76	2.99
2020	271,763	11.91	13.29	3,274,665	0.01	0.25	1.45	15.41	16.78
2019	216,891	10.32	11.38	2,251,522	1.33	0.25	1.45	12.66	14.03
2018	207,424	9.14	9.98	1,899,963	0.97	0.25	1.45	(11.67)	(10.57)
BlackRock High Yield V.I.
2022	625,237	9.27	10.40	5,886,223	0.05	0.25	1.45	(14.25)	(13.41)
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.45	0.65	1.87
2020	572,723	10.71	11.97	6,171,324	0.06	0.25	1.45	2.38	3.55
2019	892,614	10.39	11.56	9,320,004	7.13	0.25	1.45	9.84	11.26
2018	364,989	9.39	10.39	3,459,759	16.80	0.25	1.45	(7.19)	(6.06)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock International Dividend
2022	8,892	10.53	10.53	93,725	0.01	0.90	0.90	(13.76)	(13.76)
2021	11,733	12.21	12.21	143,320	0.02	0.90	0.90	8.82	8.82
2020	7,973	11.22	11.22	89,482	0.01	0.90	0.90	4.66	4.66
2019	34,823	10.72	10.72	373,899	2.36	0.90	0.90	18.72	18.72
2018	21,424	9.03	9.03	193,976	3.09	0.90	0.90	(16.62)	(16.62)
BlackRock Large Cap Focus Growth V.I.
2022	5,808	17.58	21.94	127,478	—	0.25	1.45	(40.81)	(40.22)
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01
2020	6,305	26.37	32.80	179,994	—	0.25	1.45	37.20	38.81
2019	6,873	19.22	23.63	155,801	—	0.25	1.45	26.53	28.15
2018	3,141	15.19	18.44	54,285	—	0.25	1.45	(1.68)	(0.54)
BNY Mellon Appreciation
2022	372,230	17.25	19.38	6,527,252	0.01	0.90	1.25	(21.35)	(21.05)
2021	410,865	21.85	24.64	9,081,142	0.00	0.90	1.25	21.74	22.20
2020	424,212	17.88	23.00	7,751,142	0.01	0.90	1.25	18.78	19.27
2019	394,396	15.00	19.33	5,996,871	1.01	0.90	1.25	29.58	29.98
2018	360,480	11.54	14.90	4,208,028	1.26	0.90	1.25	(10.30)	(9.98)
BNY Mellon Dynamic Value
2022	197,081	21.69	24.18	4,811,360	0.01	0.90	1.25	(1.50)	(1.14)
2021	165,768	22.02	24.46	4,144,289	0.01	0.90	1.25	27.80	28.26
2020	173,747	17.23	25.77	3,354,168	0.01	0.90	1.25	(0.69)	(0.31)
2019	189,241	17.35	25.91	3,663,712	1.48	0.90	1.25	21.50	21.85
2018	227,818	14.28	21.30	3,653,972	1.58	0.90	1.25	(14.39)	(14.07)
BNY Mellon IP MidCap Stock
2022	239,506	12.03	12.03	2,877,526	0.00	0.75	0.75	(17.38)	(17.38)
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
2020	316,378	12.04	12.04	3,805,893	0.01	0.75	0.75	3.88	3.88
2019	322,409	11.59	11.59	3,735,298	0.50	0.75	0.75	15.44	15.44
2018	456,747	10.04	10.04	4,584,461	0.36	0.75	0.75	(18.84)	(18.84)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Small Cap Stock Index
2022	503,837	14.04	19.17	7,350,166	0.01	0.25	1.45	(20.09)	(19.28)
2021	500,013	17.57	24.12	8,890,587	0.01	0.25	1.45	20.67	22.13
2020	452,522	14.20	19.75	6,608,653	0.01	0.25	1.45	5.74	7.05
2019	514,832	13.33	18.45	6,973,243	0.80	0.25	1.45	16.89	18.35
2018	444,301	11.32	15.59	5,144,534	0.78	0.25	1.45	(12.93)	(11.87)
BNY Mellon IP Technology Growth
2022	442,447	16.61	20.37	9,930,805	—	0.25	1.45	(48.72)	(48.22)
2021	477,385	32.39	39.34	20,742,158	—	0.25	1.45	7.72	9.04
2020	471,784	30.07	40.69	18,700,260	0.00	0.25	1.45	62.19	64.16
2019	536,111	18.54	24.91	13,061,536	—	0.25	1.45	20.08	21.50
2018	520,603	15.44	20.61	10,490,679	—	0.25	1.45	(5.62)	(4.42)
BNY Mellon Opportunistic Midcap Value
2022	102,963	20.66	21.70	2,246,672	0.00	0.90	1.25	(11.82)	(11.50)
2021	109,159	23.43	24.52	2,684,051	0.00	0.90	1.25	10.94	11.30
2020	118,604	21.12	34.92	2,618,842	0.00	0.90	1.25	13.85	14.26
2019	131,572	18.55	30.62	2,542,887	0.27	0.90	1.25	22.20	22.65
2018	145,843	15.18	25.03	2,305,665	—	0.90	1.25	(21.47)	(21.20)
BNY Mellon Stock Index
2022	1,820	22.47	22.47	41,024	0.02	0.25	0.25	(21.13)	(21.13)
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.45	22.51	24.03
2020	7,135	17.90	23.32	162,959	0.01	0.25	1.45	12.58	13.92
2019	11,985	15.90	20.47	231,415	1.53	0.25	1.45	25.10	26.67
2018	14,390	12.71	16.16	219,825	1.11	0.25	1.45	(8.95)	(7.92)
BNY Mellon VIF Appreciation
2022	314,001	16.51	20.19	5,138,973	0.00	0.25	1.45	(21.64)	(20.85)
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
2020	313,594	16.96	21.11	5,328,880	0.01	0.25	1.45	17.99	19.40
2019	72,058	14.28	17.68	1,028,287	0.86	0.25	1.45	29.89	31.45
2018	36,028	10.92	13.45	392,979	1.23	0.25	1.45	(11.20)	(10.09)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Calamos® Growth
2022	404,966	17.43	21.49	7,124,514	—	0.90	1.10	(35.98)	(35.90)
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
2020	447,975	19.85	28.38	10,348,347	—	0.90	1.25	27.33	27.81
2019	507,893	15.59	22.25	9,176,159	—	0.90	1.25	25.62	26.07
2018	560,909	12.41	17.68	8,038,291	—	0.90	1.25	(9.75)	(9.48)
Calamos® Growth and Income
2022	423,807	19.82	21.30	8,246,271	0.01	0.90	1.10	(21.75)	(21.60)
2021	438,519	25.28	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50
2020	409,322	17.05	23.42	8,674,810	0.01	0.90	1.25	17.31	17.74
2019	441,404	14.49	19.93	7,978,377	1.32	0.90	1.25	20.74	21.15
2018	474,223	11.96	16.49	7,090,713	1.65	0.90	1.25	(7.91)	(7.50)
Calamos® High Income Opportunities
2022	48,125	9.54	10.09	483,272	0.06	0.90	1.25	(14.05)	(13.83)
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
2020	39,242	10.88	11.44	448,211	0.05	0.90	1.25	0.37	0.79
2019	39,792	10.84	11.35	450,910	6.01	0.90	1.25	9.49	9.87
2018	40,501	9.90	10.33	417,532	6.59	0.90	1.25	(8.25)	(7.93)
ClearBridge Small Cap Growth
2022	1,018	18.65	18.65	18,987	—	0.90	0.90	(31.53)	(31.53)
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
2020	960	25.31	25.31	24,278	—	0.90	0.90	37.93	37.93
2019	931	18.35	18.35	17,080	—	0.90	0.90	20.49	20.49
2018	904	15.23	15.23	13,765	—	0.90	0.90	0.13	0.13
ClearBridge Variable Aggressive Growth
2022	314,374	13.52	15.17	4,744,827	—	0.75	1.35	(29.73)	(29.24)
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
2020	539,789	18.26	20.23	10,635,452	0.00	0.75	1.35	12.72	13.33
2019	800,538	16.20	17.85	14,213,298	0.74	0.75	1.35	19.38	20.20
2018	864,798	13.57	14.85	12,770,816	0.39	0.75	1.35	(12.45)	(11.97)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Small Cap Growth
2022	312,778	19.80	22.34	6,764,918	—	0.75	1.35	(31.87)	(31.47)
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
2020	362,282	26.96	30.05	10,545,530	—	0.75	1.35	37.13	37.97
2019	339,779	19.66	21.78	7,223,355	—	0.75	1.35	21.51	22.22
2018	411,917	16.18	17.82	7,105,038	—	0.75	1.35	(0.98)	(0.39)
Delaware Ivy Asset Strategy
2022	24,452	10.60	10.60	259,158	0.01	0.90	0.90	(16.73)	(16.73)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46
2020	20,370	11.63	11.63	236,970	0.02	0.90	0.90	9.10	9.10
2019	24,462	10.66	10.66	260,847	2.12	0.90	0.90	17.01	17.01
2018	23,957	9.11	9.11	218,274	1.45	0.90	0.90	(9.17)	(9.17)
Delaware Ivy VIP Asset Strategy
2022	117,821	9.37	10.90	1,092,457	0.02	0.25	1.45	(18.24)	(17.49)
2021	104,510	11.46	13.21	1,182,345	0.02	0.25	1.45	5.62	6.96
2020	104,722	10.56	12.59	1,114,353	0.02	0.25	1.45	8.94	10.25
2019	69,502	9.63	11.42	677,775	2.38	0.25	1.45	16.49	17.85
2018	56,217	8.21	9.69	471,384	2.28	0.25	1.45	(9.62)	(8.41)
Delaware Ivy VIP Balanced
2022	5,851	14.43	14.43	84,357	0.01	0.25	0.25	(18.75)	(18.75)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.45	10.95	12.26
2020	9,653	12.88	16.12	140,504	0.01	0.25	1.45	9.06	10.49
2019	5,373	11.81	14.59	76,977	1.74	0.25	1.45	16.82	18.14
2018	5,215	10.11	12.35	63,333	1.62	0.25	1.45	(7.50)	(6.30)
Delaware Ivy VIP Core Equity
2022	5,914	21.89	21.89	129,455	0.00	0.25	0.25	(19.96)	(19.96)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
2020	6,705	16.96	22.33	146,652	0.00	0.25	1.45	16.16	17.65
2019	6,555	14.60	18.98	122,065	0.57	0.25	1.45	25.43	26.87
2018	6,422	11.64	14.96	94,428	0.50	0.25	1.45	(8.71)	(7.54)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Energy
2022	22,740	5.24	5.41	119,733	0.03	0.25	1.45	44.27	45.56
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.45	35.87	37.40
2020	27,016	2.62	2.76	71,558	0.01	0.25	1.45	(39.61)	(38.76)
2019	27,490	4.29	4.57	119,752	—	0.25	1.45	(1.08)	0.23
2018	37,844	4.29	4.62	165,899	—	0.25	1.45	(36.97)	(36.31)
Delaware Ivy VIP Global Growth
2022	133	14.62	14.62	1,940	—	0.25	0.25	(20.20)	(20.20)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14
2020	51,490	14.50	16.36	826,409	0.00	0.25	1.45	15.35	16.69
2019	49,958	12.57	14.02	687,909	0.34	0.25	1.45	20.40	21.91
2018	18,106	10.44	11.50	204,934	0.01	0.25	1.45	(10.39)	(9.23)
Delaware Ivy VIP Growth
2022	4,115	26.93	26.93	110,731	—	0.25	0.25	(29.50)	(29.50)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
2020	6,359	24.24	30.93	192,910	—	0.25	1.45	24.82	26.35
2019	9,477	19.42	24.48	227,842	—	0.25	1.45	30.69	32.25
2018	11,656	14.86	18.51	212,377	0.04	0.25	1.45	(2.24)	(1.02)
Delaware Ivy VIP High Income
2022	44,964	8.88	11.59	435,696	0.06	0.25	1.45	(14.62)	(13.83)
2021	50,957	10.40	13.20	586,206	0.06	0.25	1.45	1.46	2.72
2020	48,086	10.25	13.10	536,206	0.24	0.25	1.45	1.38	2.66
2019	60,810	10.11	12.76	628,258	6.41	0.25	1.45	6.31	7.59
2018	59,692	9.51	11.86	581,155	6.67	0.25	1.45	(6.40)	(5.20)
Delaware Ivy VIP International Core Equity
2022	28,923	9.63	9.99	287,878	0.02	0.25	1.45	(17.90)	(17.03)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.45	9.22	10.46
2020	43,677	10.74	11.10	474,233	0.02	0.25	1.45	2.48	3.74
2019	50,997	10.48	10.70	535,978	1.60	0.25	1.45	13.54	14.93
2018	55,775	9.17	9.31	512,068	1.69	0.25	1.45	(21.38)	(20.50)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Limited-Term Bond
2022	1,843	7.78	7.78	14,401	0.02	0.25	0.25	(7.38)	(7.38)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
2020	—	8.29	8.89	—	—	0.25	1.45	(0.48)	0.79
2019	—	8.33	8.82	—	—	0.25	1.45	(0.24)	0.92
2018	—	8.35	8.74	—	—	0.25	1.45	(3.69)	(2.46)
Delaware Ivy VIP Mid Cap Growth
2022	9,076	16.61	20.38	170,059	—	0.25	1.45	(33.67)	(32.98)
2021	10,196	25.04	30.41	288,961	—	0.25	1.45	11.29	12.63
2020	9,519	22.50	27.51	237,252	—	0.25	1.45	42.50	44.26
2019	3,290	15.79	19.07	58,646	—	0.25	1.45	31.91	33.54
2018	5,374	11.97	14.28	69,408	—	0.25	1.45	(4.39)	(3.25)
Delaware Ivy VIP Natural Resources
2022	34,612	6.00	6.57	227,293	0.02	0.25	1.45	12.78	14.06
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.45	21.18	22.55
2020	28,462	4.39	4.76	133,854	0.04	0.25	1.45	(15.74)	(14.70)
2019	—	5.21	5.58	—	—	0.25	1.45	4.62	5.88
2018	—	4.98	5.27	—	—	0.25	1.45	(26.55)	(25.67)
Delaware Ivy VIP Science And Technology
2022	9,176	16.25	22.92	169,780	—	0.25	1.45	(34.66)	(33.99)
2021	9,455	24.87	34.72	272,333	—	0.25	1.45	10.14	11.46
2020	16,740	22.58	31.74	407,203	—	0.25	1.45	29.47	31.05
2019	22,009	17.44	24.22	392,869	—	0.25	1.45	42.95	44.68
2018	21,878	12.20	16.74	274,643	—	0.25	1.45	(9.36)	(8.27)
Delaware Ivy VIP Small Cap Growth
2022	13,599	12.49	13.33	177,570	—	0.25	1.45	(29.83)	(29.10)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.45	(0.50)	0.64
2020	9,802	17.89	19.03	179,411	—	0.25	1.45	31.64	33.26
2019	12,381	13.59	14.28	170,461	—	0.25	1.45	17.97	19.40
2018	14,544	11.52	11.96	168,719	0.42	0.25	1.45	(8.28)	(7.14)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Delaware Ivy VIP Smid Cap Core
2022	9,504	13.04	15.84	142,672	—	0.25	1.45	(18.30)	(17.54)
2021	13,282	15.96	19.21	246,246	—	0.25	1.45	15.48	16.92
2020	17,230	13.82	16.74	276,134	—	0.25	1.45	2.37	3.59
2019	19,489	13.50	16.16	302,799	—	0.25	1.45	18.94	20.42
2018	20,713	11.35	13.42	268,615	0.16	0.25	1.45	(14.40)	(13.36)
Delaware Ivy VIP Value
2022	8,132	18.61	18.61	151,351	0.02	0.25	0.25	(8.01)	(8.01)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.45	25.44	26.99
2020	12,915	12.62	16.23	205,768	0.02	0.25	1.45	(2.47)	(1.28)
2019	14,444	12.94	16.44	233,464	0.83	0.25	1.45	20.82	22.23
2018	15,791	10.71	13.45	209,116	1.97	0.25	1.45	(11.27)	(10.21)
Delaware VIP Global Value Equity (a)
2022	9,181	13.49	13.49	123,863	0.04	0.25	0.25	(14.13)	(14.13)
2021	9,644	15.71	15.71	151,520	0.01	0.25	0.25	13.18	13.18
2020	2,506	11.90	14.14	34,782	0.02	0.25	1.45	(1.41)	(0.14)
2019	2,433	12.07	14.16	33,874	2.81	0.25	1.45	17.87	19.19
2018	2,361	10.24	11.88	27,631	1.70	0.25	1.45	(15.58)	(14.53)
Delaware VIP Real Estate Securities (a)
2022	3,766	11.29	14.53	46,550	0.01	0.25	1.45	(28.00)	(27.28)
2021	3,188	15.68	19.98	53,190	0.01	0.25	1.45	37.42	39.14
2020	4,665	11.41	14.64	55,409	0.02	0.25	1.45	(7.39)	(6.21)
2019	4,581	12.32	15.61	58,745	1.64	0.25	1.45	19.03	20.45
2018	4,500	10.35	12.96	48,493	2.02	0.25	1.45	(9.69)	(8.60)
Dimensional VA Equity Allocation
2022	45,580	11.62	11.62	529,647	0.02	0.25	0.25	(16.40)	(16.40)
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35
2020	22,472	11.27	11.58	259,678	0.01	0.25	1.85	6.82	8.53
2019	34,023	10.55	10.67	362,481	3.42	0.25	1.85	5.50	6.70

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Bond Portfolio
2022	244,894	6.86	7.48	1,831,415	0.02	0.25	1.85	(10.56)	(9.33)
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.85	(5.77)	(4.29)
2020	40,574	8.14	8.75	348,673	0.00	0.25	1.85	(3.33)	(1.80)
2019	91,980	8.42	8.91	807,180	3.75	0.25	1.85	(0.82)	0.79
2018	32,214	8.49	8.84	281,189	4.53	0.65	1.85	(3.08)	(1.89)
Dimensional VA Global Moderate Allocation
2022	54,905	10.71	10.71	587,909	0.02	0.25	0.25	(13.77)	(13.77)
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
2020	—	10.97	11.27	—	—	0.25	1.85	5.99	7.74
2019	—	10.35	10.46	—	—	0.25	1.85	3.50	4.60
Dimensional VA International Small Portfolio
2022	170,254	10.39	12.59	2,101,310	0.03	0.25	1.85	(21.35)	(20.32)
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
2020	49,975	12.11	14.46	665,782	0.02	0.25	1.85	4.22	5.86
2019	63,059	11.62	13.66	796,000	2.78	0.25	1.85	18.09	19.93
2018	60,892	9.84	11.39	648,611	1.43	0.65	1.85	(23.60)	(22.67)
Dimensional VA International Value Portfolio
2022	208,890	9.20	10.93	2,256,773	0.05	0.25	1.85	(7.82)	(6.58)
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
2020	53,842	8.87	10.39	536,046	0.01	0.25	1.85	(6.43)	(4.94)
2019	91,933	9.48	10.93	976,840	3.43	0.25	1.85	10.36	12.22
2018	99,120	8.59	9.74	943,289	2.52	0.65	1.85	(21.05)	(20.10)
Dimensional VA Short-Term Fixed Portfolio
2022	385,273	6.69	7.36	2,820,228	0.02	0.25	1.85	(5.64)	(4.29)
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.85	(4.83)	(3.39)
2020	46,315	7.45	8.08	366,704	0.00	0.25	1.85	(4.24)	(2.65)
2019	89,370	7.78	8.30	730,129	1.32	0.25	1.85	(2.38)	(0.72)
2018	218,737	7.97	8.36	1,772,046	0.94	0.65	1.85	(3.04)	(1.88)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Large Value Portfolio
2022	262,948	14.09	19.59	4,979,240	0.02	0.25	1.85	(9.16)	(7.90)
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
2020	155,317	12.82	17.56	2,534,036	0.02	0.25	1.85	(6.08)	(4.57)
2019	178,873	13.65	18.40	3,062,371	2.13	0.25	1.85	19.84	21.69
2018	184,654	11.39	15.12	2,634,959	2.48	0.65	1.85	(16.31)	(15.25)
Dimensional VA U.S. Targeted Value Portfolio
2022	170,859	14.30	20.23	3,117,552	0.01	0.25	1.85	(8.51)	(7.29)
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
2020	89,465	11.75	16.38	1,317,411	0.02	0.25	1.85	(0.93)	0.61
2019	83,689	11.86	16.28	1,186,056	1.50	0.25	1.85	16.73	18.66
2018	82,976	10.16	13.72	999,392	1.04	0.65	1.85	(19.87)	(18.91)
DWS Capital Growth VIP
2022	1,510	23.78	23.78	35,904	—	0.25	0.25	(33.09)	(33.09)
2021	1,838	35.54	35.54	65,306	—	0.25	0.25	18.51	18.51
2020	1,796	24.64	30.55	53,821	0.00	0.25	1.45	32.69	34.23
2019	3,272	18.57	22.76	67,421	0.12	0.25	1.45	30.77	32.40
2018	1,723	14.20	17.19	29,143	0.51	0.25	1.45	(6.15)	(4.98)
DWS Core Equity VIP
2022	5,131	17.31	17.31	88,944	0.00	1.45	1.45	(19.23)	(19.23)
2021	4,990	21.43	21.43	107,084	0.00	1.45	1.45	19.52	19.52
2020	4,844	17.93	23.21	86,972	0.01	0.25	1.45	10.61	11.96
2019	6,997	16.21	20.73	123,138	1.00	0.25	1.45	24.21	25.79
2018	11,140	13.05	16.48	163,816	1.51	0.25	1.45	(10.12)	(9.05)
DWS CROCI® U.S. VIP
2022	753	11.90	11.90	8,965	0.01	0.25	0.25	(18.38)	(18.38)
2021	775	14.58	14.58	11,295	0.02	0.25	0.25	22.21	22.21
2020	935	9.69	12.15	11,152	0.02	0.25	1.45	(16.25)	(15.27)
2019	1,118	11.57	14.34	15,741	—	0.25	1.45	26.73	28.26
2018	—	9.13	11.18	—	—	0.25	1.45	(14.59)	(13.53)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
DWS Global Small Cap VIP
2022	8,728	8.59	10.34	86,990	0.00	0.25	1.45	(27.39)	(26.67)
2021	3,922	11.83	14.10	51,153	0.00	0.25	1.45	9.64	11.02
2020	3,809	10.79	12.94	44,993	0.01	0.25	1.45	11.81	13.21
2019	3,700	9.65	11.43	38,851	—	0.25	1.45	15.85	17.23
2018	3,595	8.33	9.75	32,405	—	0.25	1.45	(24.20)	(23.29)
DWS High Income VIP
2022	22,199	8.85	9.93	216,726	0.05	0.25	1.45	(13.15)	(12.28)
2021	27,657	10.19	11.32	308,514	0.00	0.25	1.45	(0.78)	0.53
2020	998	10.27	11.44	11,245	0.05	0.25	1.45	1.18	2.42
2019	970	10.15	11.17	10,680	—	0.25	1.45	10.33	11.70
2018	582	9.20	10.00	5,748	92.48	0.25	1.45	(7.07)	(5.93)
DWS International Growth VIP
2022	903	10.10	10.10	9,144	0.01	0.25	0.25	(31.01)	(31.01)
2021	929	14.64	14.64	13,625	0.00	0.25	0.25	4.42	4.42
2020	1,121	13.54	14.28	15,739	0.01	0.25	1.45	16.93	18.31
2019	1,340	11.58	12.07	15,908	—	0.25	1.45	25.19	26.65
2018	11,291	9.25	9.53	105,950	0.78	0.25	1.45	(20.53)	(19.58)
DWS Small Mid Cap Value VIP
2022	2,591	10.62	12.67	31,336	0.00	0.25	1.45	(19.67)	(18.83)
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.45	24.37	25.89
2020	1,027	10.63	12.63	10,905	0.01	0.25	1.45	(5.43)	(4.32)
2019	996	11.24	13.20	11,189	0.37	0.25	1.45	15.76	17.13
2018	967	9.71	11.27	9,383	1.50	0.25	1.45	(20.02)	(18.98)
Eaton Vance VT Floating-Rate Income
2022	451,099	8.35	9.14	3,824,315	0.04	0.25	1.45	(6.81)	(5.87)
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.45	(0.88)	0.31
2020	212,622	9.04	9.80	1,939,202	0.02	0.25	1.45	(2.48)	(1.31)
2019	446,508	9.27	9.93	4,165,459	4.54	0.25	1.45	2.43	3.65
2018	318,850	9.05	9.58	2,923,380	3.29	0.25	1.45	(4.44)	(3.23)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Federated Hermes Corporate Bond
2022	617,278	9.59	10.15	6,264,892	0.03	0.90	1.25	(18.24)	(17.95)
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
2020	632,999	12.24	12.86	8,140,764	0.04	0.90	1.25	4.26	4.64
2019	554,476	11.74	12.29	6,808,461	4.06	0.90	1.25	9.11	9.44
2018	681,079	10.76	11.23	7,642,608	3.24	0.90	1.25	(7.00)	(6.65)
Federated Hermes Fund for U.S. Government Securities II
2022	323,666	6.64	7.89	2,219,013	0.02	0.25	1.45	(16.37)	(15.43)
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
2020	669,476	8.48	10.11	5,826,857	0.03	0.25	1.45	0.57	1.92
2019	461,767	8.42	9.92	3,945,177	2.73	0.25	1.45	1.20	2.48
2018	591,579	8.32	9.68	4,979,476	2.23	0.25	1.45	(3.93)	(2.81)
Federated Hermes High Income Bond II
2022	283,388	8.86	12.74	3,702,320	0.05	0.25	1.45	(15.54)	(14.73)
2021	333,997	10.49	14.94	5,172,672	0.05	0.25	1.45	(0.10)	1.08
2020	392,381	10.50	15.56	6,079,125	0.03	0.25	1.45	0.86	2.15
2019	1,150,139	10.41	15.41	13,777,611	3.68	0.25	1.45	9.12	10.48
2018	399,804	9.54	14.11	5,609,325	9.77	0.25	1.45	(7.65)	(6.53)
Fidelity® Advisor Dividend Growth
2022	149,018	13.66	17.59	2,039,936	0.01	0.90	1.10	(15.88)	(15.73)
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
2020	167,664	13.23	17.10	2,226,007	0.01	0.90	1.25	(2.76)	(2.43)
2019	183,702	13.56	17.56	2,497,408	1.30	0.90	1.25	22.60	23.05
2018	186,637	11.02	14.30	2,061,934	1.15	0.90	1.25	(11.25)	(10.91)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor International Capital Appreciation (d)
2022	17,725	13.23	16.21	234,989	—	0.90	1.10	(29.86)	(29.70)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
2020	23,434	17.52	21.56	412,836	—	0.90	1.10	16.73	16.96
2019	25,124	14.98	18.47	378,305	0.20	0.90	1.10	26.77	27.06
2018	30,947	11.79	14.57	366,400	—	0.90	1.10	(16.79)	(16.62)
Fidelity® Advisor Leveraged Company Stock
2022	3,975	16.54	16.54	65,874	0.00	0.90	0.90	(26.52)	(26.52)
2021	3,606	22.51	22.51	81,307	0.00	0.90	0.90	20.05	20.05
2020	3,628	18.75	18.75	68,163	—	0.90	0.90	23.68	23.68
2019	3,676	15.16	15.16	55,839	—	0.90	0.90	24.16	24.16
2018	2,134	12.21	12.21	26,123	—	0.90	0.90	(19.46)	(19.46)
Fidelity® Advisor New Insights
2022	10,808	17.94	17.94	194,048	0.00	0.90	0.90	(30.41)	(30.41)
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24
2020	14,423	21.62	21.62	311,905	—	0.90	0.90	18.60	18.60
2019	117,915	18.23	18.23	2,149,209	—	0.90	0.90	23.93	23.93
2018	153,937	14.71	14.71	2,265,034	—	0.90	0.90	(8.35)	(8.35)
Fidelity® Advisor Real Estate
2022	103,699	8.22	8.70	1,264,915	0.01	0.90	1.25	(31.21)	(30.95)
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
2020	143,676	9.02	21.36	1,816,554	0.01	0.90	1.25	(10.96)	(10.65)
2019	142,736	10.13	23.91	2,001,510	1.63	0.90	1.25	17.38	17.78
2018	155,246	8.63	20.30	1,809,464	1.92	0.90	1.25	(10.75)	(10.41)
Fidelity® Advisor Stock Selector Mid Cap
2022	126,959	17.91	24.07	2,274,317	0.00	0.90	1.10	(17.74)	(17.58)
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
2020	153,714	18.42	24.86	2,837,587	0.01	0.90	1.10	7.95	8.16
2019	159,515	17.03	23.03	2,721,477	0.51	0.90	1.10	23.82	24.03
2018	49,974	13.73	18.60	688,952	0.39	0.90	1.10	(12.59)	(12.44)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Value Strategies
2022	100,376	20.27	26.97	2,048,614	0.00	0.90	1.10	(11.49)	(11.37)
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
2020	95,614	15.39	23.94	1,726,583	0.01	0.90	1.25	3.22	3.52
2019	115,491	14.91	23.16	2,033,553	1.15	0.90	1.25	28.31	28.79
2018	113,397	11.62	18.02	1,538,651	0.51	0.90	1.25	(21.27)	(20.99)
Fidelity® VIP Balanced
2022	157,312	13.64	16.08	2,389,373	0.01	0.25	1.45	(21.56)	(20.79)
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.45	12.85	14.24
2020	80,655	15.41	18.11	1,370,341	0.01	0.25	1.45	16.74	18.21
2019	103,630	13.20	15.32	1,511,364	1.65	0.25	1.45	18.71	20.16
2018	90,833	11.12	12.75	1,110,386	1.32	0.25	1.45	(8.63)	(7.47)
Fidelity® VIP Contrafund
2022	625,617	16.14	20.25	13,625,278	0.00	0.25	1.45	(29.52)	(28.82)
2021	703,352	22.90	28.45	21,753,584	0.00	0.25	1.45	21.94	23.43
2020	761,280	18.78	27.42	19,434,949	0.00	0.25	1.45	24.54	26.09
2019	688,055	15.08	21.99	14,693,721	0.22	0.25	1.45	25.56	27.03
2018	806,398	12.01	17.50	13,699,710	0.44	0.25	1.45	(10.71)	(9.61)
Fidelity® VIP Disciplined Small Cap
2022	34,885	12.37	16.53	571,782	0.01	0.25	1.45	(21.86)	(21.06)
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.45	15.21	16.53
2020	3,881	13.74	18.31	57,796	0.01	0.25	1.45	12.90	14.37
2019	4,044	12.17	16.01	53,754	0.66	0.25	1.45	18.04	19.39
2018	8,543	10.31	13.41	103,654	0.69	0.25	1.45	(17.06)	(16.03)
Fidelity® VIP Emerging Markets
2022	69,160	10.32	10.99	757,701	0.02	0.25	1.45	(23.67)	(22.93)
2021	56,161	13.52	14.26	798,182	0.02	0.25	1.45	(6.63)	(5.50)
2020	41,226	14.48	15.33	618,455	0.01	0.25	1.45	25.15	26.69
2019	42,400	11.57	12.10	503,136	1.26	0.25	1.45	23.48	25.13
2018	55,556	9.37	9.67	528,033	0.59	0.25	1.45	(21.72)	(20.80)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Equity-Income
2022	308,131	14.06	14.06	4,341,164	0.02	0.75	0.75	(8.70)	(8.70)
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
2020	278,656	12.83	12.83	3,583,843	0.01	0.75	0.75	2.48	2.48
2019	234,467	12.52	12.52	2,942,940	1.76	0.75	0.75	22.39	22.39
2018	277,146	10.23	10.23	2,838,571	2.09	0.75	0.75	(11.89)	(11.89)
Fidelity® VIP Growth & Income
2022	369,064	15.81	22.25	5,782,799	0.02	0.25	1.45	(9.14)	(8.17)
2021	342,001	17.40	24.23	5,875,054	0.02	0.25	1.45	20.17	21.64
2020	299,240	14.07	20.30	4,247,734	0.02	0.25	1.45	2.91	4.10
2019	316,920	13.58	19.50	4,378,338	3.62	0.25	1.45	23.96	25.56
2018	303,657	10.87	15.53	3,350,027	0.24	0.25	1.45	(13.09)	(12.11)
Fidelity® VIP Growth Opportunities
2022	1,357,883	21.33	27.62	29,624,568	—	0.25	1.45	(40.88)	(40.27)
2021	1,480,594	36.08	45.00	54,699,311	—	0.25	1.45	6.81	8.10
2020	1,516,109	33.21	42.78	52,367,164	—	0.25	1.45	60.86	62.85
2019	1,160,273	20.50	26.27	25,219,339	—	0.25	1.45	34.36	35.97
2018	1,016,543	15.15	19.32	16,584,394	0.09	0.25	1.45	7.35	8.60
Fidelity® VIP High Income
2022	131,664	8.43	9.43	1,138,815	0.01	0.25	1.45	(15.36)	(14.51)
2021	956,319	9.96	10.87	9,549,997	0.02	0.25	1.45	(0.20)	1.02
2020	988,519	9.98	10.93	9,878,683	0.04	0.25	1.45	(2.06)	(0.82)
2019	825,999	10.19	11.02	8,423,400	3.68	0.25	1.45	9.81	11.09
2018	86,205	9.28	9.92	806,214	16.66	0.25	1.45	(7.85)	(6.77)
Fidelity® VIP Index 500
2022	1,042,992	17.37	20.93	19,433,936	0.01	0.25	1.45	(21.83)	(21.02)
2021	1,193,327	23.17	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
2020	1,174,888	18.11	21.34	22,549,081	0.01	0.25	1.45	12.76	14.12
2019	1,235,638	16.06	18.70	20,919,733	1.83	0.25	1.45	25.27	26.87
2018	1,119,941	12.82	14.74	15,121,155	1.47	0.25	1.45	(8.88)	(7.82)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Investment Grade Bond
2022	620,255	7.65	9.26	5,347,190	0.02	0.25	1.45	(16.85)	(16.05)
2021	592,706	9.20	11.03	6,076,230	0.02	0.25	1.45	(5.15)	(4.00)
2020	662,822	9.70	11.81	7,144,248	0.02	0.25	1.45	4.41	5.64
2019	681,179	9.29	11.18	6,992,465	2.70	0.25	1.45	4.62	5.97
2018	576,722	8.88	10.55	5,640,191	2.16	0.25	1.45	(5.13)	(4.00)
Fidelity® VIP Mid Cap
2022	45,272	13.98	16.42	723,544	0.00	0.25	1.45	(18.48)	(17.69)
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.45	19.85	21.28
2020	34,989	14.31	16.76	559,125	0.00	0.25	1.45	12.68	14.09
2019	32,128	12.70	14.69	451,261	0.67	0.25	1.45	17.81	19.24
2018	37,669	10.78	12.32	446,721	0.44	0.25	1.45	(18.52)	(17.48)
Fidelity® VIP Overseas
2022	544,548	10.07	10.94	5,364,010	0.01	0.25	1.45	(27.81)	(27.07)
2021	480,316	13.95	15.00	6,517,890	0.00	0.25	1.45	14.25	15.56
2020	557,012	11.72	13.23	6,547,613	0.00	0.25	1.45	10.30	11.65
2019	189,218	10.55	11.85	2,007,883	1.28	0.25	1.45	21.92	23.44
2018	290,862	8.59	9.60	2,520,463	1.38	0.25	1.45	(18.78)	(17.81)
Fidelity® VIP Real Estate
2022	15,078	9.61	12.70	187,608	0.01	0.25	1.45	(30.66)	(29.99)
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.45	32.63	34.27
2020	20,012	10.45	13.77	264,131	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,967	11.72	15.26	277,109	1.56	0.25	1.45	17.55	19.03
2018	20,795	9.97	12.82	253,793	2.25	0.25	1.45	(10.50)	(9.46)
Fidelity® VIP Strategic Income
2022	124,234	8.31	9.35	1,152,232	0.03	0.25	1.45	(15.20)	(14.30)
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.45	(1.01)	0.18
2020	114,754	9.90	11.10	1,246,047	0.02	0.25	1.45	2.48	3.74
2019	213,143	9.66	10.70	2,153,751	5.14	0.25	1.45	5.81	7.11
2018	41,362	9.13	9.99	404,126	3.07	0.25	1.45	(7.03)	(5.93)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Allocation VIP Fund
2022	198,257	10.60	10.60	2,100,585	0.01	0.75	0.75	(19.27)	(19.27)
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
2020	251,768	12.23	12.23	3,076,226	0.01	0.75	0.75	7.66	7.66
2019	280,125	11.36	11.36	3,180,314	3.44	0.75	0.75	15.21	15.21
2018	274,014	9.86	9.86	2,701,439	2.71	0.75	0.75	(12.97)	(12.97)
Franklin DynaTech VIP
2022	5,949	14.39	16.85	89,311	—	0.25	1.45	(42.44)	(41.86)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.45	11.11	12.46
2020	43,994	22.50	26.26	1,121,136	—	0.25	1.45	38.55	40.20
2019	39,823	16.24	18.73	727,716	—	0.25	1.45	25.41	26.98
2018	17,367	12.95	14.75	247,170	—	0.25	1.45	(1.37)	(0.14)
Franklin Growth and Income VIP Fund
2022	36,189	14.98	19.67	586,176	0.03	0.25	1.45	(10.73)	(9.81)
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.45	19.86	21.23
2020	29,615	14.00	18.33	445,327	0.01	0.25	1.45	0.86	2.17
2019	13,356	13.88	17.94	237,039	4.11	0.25	1.45	20.17	21.63
2018	2,090	11.55	14.75	30,355	2.51	0.25	1.45	(8.77)	(7.64)
Franklin Income VIP Fund
2022	1,014,632	10.46	12.51	11,597,334	0.06	0.25	1.45	(9.44)	(8.49)
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.45	11.70	13.07
2020	989,408	10.34	12.32	11,086,207	0.05	0.25	1.45	(3.72)	(2.53)
2019	1,518,928	10.74	12.64	17,546,534	4.94	0.25	1.45	11.07	12.36
2018	1,627,588	9.67	11.25	16,853,893	4.49	0.25	1.45	(8.51)	(7.41)
Franklin Large Cap Growth VIP Fund
2022	—	15.08	19.17	—	—	0.25	1.45	(39.17)	(38.54)
2021	—	24.79	24.79	—	—	1.45	1.45	10.23	10.23
2020	668	22.49	28.48	14,996	—	0.25	1.45	38.31	40.02
2019	2,190	16.26	20.34	35,597	—	0.25	1.45	28.74	30.30
2018	950	12.63	15.61	12,873	—	0.25	1.45	(5.82)	(4.64)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Mutual Global Discovery VIP Fund
2022	699,919	10.66	11.72	8,189,595	0.01	0.75	1.45	(8.73)	(8.29)
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.45	13.95	15.33
2020	832,842	10.25	12.82	9,260,766	0.02	0.25	1.45	(8.65)	(7.57)
2019	1,025,006	11.22	13.87	12,389,907	1.65	0.25	1.45	18.98	20.40
2018	1,205,832	9.43	11.52	12,170,219	2.32	0.25	1.45	(15.12)	(14.09)
Franklin Mutual Shares VIP Fund
2022	1,249	10.71	13.73	14,320	0.01	0.25	1.45	(11.27)	(10.38)
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.45	13.98	15.36
2020	2,705	10.59	13.53	29,367	0.02	0.25	1.45	(9.18)	(8.08)
2019	2,676	11.66	14.72	31,953	1.72	0.25	1.45	17.19	18.61
2018	3,121	9.95	12.41	31,634	2.48	0.25	1.45	(13.02)	(11.99)
Franklin Rising Dividends VIP Fund
2022	43,734	17.06	23.29	854,686	0.01	0.25	1.45	(14.31)	(13.39)
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.45	21.33	22.73
2020	55,324	16.41	22.33	960,110	0.01	0.25	1.45	10.88	12.27
2019	71,635	14.80	19.89	1,178,629	1.47	0.25	1.45	23.64	25.09
2018	106,502	11.97	15.90	1,393,061	1.25	0.25	1.45	(9.25)	(8.09)
Franklin Small Cap Value VIP Fund
2022	216,908	13.17	16.98	3,294,004	0.01	0.25	1.45	(13.75)	(12.92)
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.45	19.86	21.42
2020	180,728	12.74	16.37	2,628,060	0.01	0.25	1.45	0.55	1.80
2019	373,954	12.67	16.08	5,304,968	0.74	0.25	1.45	20.90	22.37
2018	221,469	10.48	13.14	2,614,474	1.18	0.25	1.45	(16.69)	(15.72)
Franklin Small-Mid Cap Growth VIP Fund
2022	129,299	16.41	32.00	2,204,951	—	0.25	1.45	(36.54)	(35.79)
2021	152,284	25.86	49.84	4,021,652	—	0.25	1.45	5.21	6.50
2020	266,252	20.90	47.92	6,645,295	—	0.25	1.45	48.33	50.13
2019	215,007	14.09	31.92	3,531,079	—	0.25	1.45	25.69	27.27
2018	235,738	11.21	25.08	3,085,642	—	0.25	1.45	(9.54)	(8.40)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Strategic Income VIP Fund
2022	238,259	7.42	7.76	1,839,031	0.04	0.75	1.45	(14.52)	(14.06)
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.45	(2.25)	(1.63)
2020	988,734	8.88	10.24	9,068,322	0.04	0.25	1.45	(1.11)	0.20
2019	1,000,345	8.98	10.22	9,211,366	5.13	0.25	1.45	3.34	4.61
2018	886,849	8.69	9.77	7,852,448	2.75	0.25	1.45	(6.46)	(5.33)
Franklin U.S. Government Securities VIP Fund
2022	30,784	6.79	7.23	219,450	0.03	0.25	1.45	(13.50)	(12.68)
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.45	(6.10)	(4.94)
2020	20,390	8.36	8.88	174,388	0.06	0.25	1.45	(0.71)	0.57
2019	22,450	8.42	8.83	193,077	2.92	0.25	1.45	0.60	1.85
2018	17,666	8.37	8.67	149,654	2.35	0.25	1.45	(4.01)	(2.91)
Goldman Sachs Emerging Markets Equity
2022	210,040	7.23	7.65	1,605,992	—	0.90	1.25	(33.24)	(33.01)
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)
2020	328,212	11.64	12.24	4,011,974	—	0.90	1.25	24.89	25.28
2019	397,618	9.32	9.77	3,875,351	0.84	0.90	1.25	20.10	20.77
2018	376,002	7.76	8.09	3,040,674	0.19	0.90	1.25	(24.22)	(24.04)
Goldman Sachs Government Income
2022	231,056	6.58	6.97	1,606,249	0.01	0.90	1.25	(16.60)	(16.33)
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
2020	414,453	8.46	8.89	3,666,610	0.01	0.90	1.25	1.68	2.07
2019	380,737	8.32	8.71	3,301,204	1.85	0.90	1.25	1.22	1.52
2018	355,751	8.22	8.58	3,043,044	1.86	0.90	1.25	(4.08)	(3.70)
Goldman Sachs VIT International Equity Insights
2022	8,244	8.49	9.48	75,665	0.02	0.25	1.45	(17.25)	(16.48)
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.45	6.88	8.20
2020	4,369	9.60	10.69	45,848	0.01	0.25	1.45	1.91	3.09
2019	3,851	9.42	10.37	39,242	2.76	0.25	1.45	13.09	14.46
2018	2,279	8.33	9.06	20,332	1.69	0.25	1.45	(20.21)	(19.18)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Large Cap Value
2022	244	16.80	16.80	4,108	0.01	0.25	0.25	(9.53)	(9.53)
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
2020	233	12.28	15.77	3,609	0.02	0.25	1.45	(0.81)	0.38
2019	—	12.38	15.71	—	—	0.25	1.45	20.08	21.59
2018	—	10.31	12.92	—	—	0.25	1.45	(12.70)	(11.63)
Goldman Sachs VIT Mid Cap Growth Fund (a)
2022	11,661	15.19	19.63	228,884	—	0.25	1.45	(29.38)	(28.62)
2021	13,797	21.51	27.50	369,139	—	0.25	1.45	6.64	7.89
2020	15,293	20.17	25.97	375,129	—	0.25	1.45	37.96	39.70
2019	14,404	14.62	18.59	248,916	—	0.25	1.45	28.25	29.82
2018	9,875	11.40	14.32	139,271	—	0.25	1.45	(8.51)	(7.43)
Goldman Sachs VIT Mid Cap Value
2022	29,499	13.75	17.62	445,401	0.00	0.25	1.45	(13.95)	(13.12)
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43
2020	53,153	12.80	16.34	770,092	0.00	0.25	1.45	3.48	4.68
2019	69,611	12.37	15.61	972,593	0.56	0.25	1.45	25.46	27.01
2018	71,903	9.86	12.29	796,888	0.57	0.25	1.45	(14.56)	(13.57)
Goldman Sachs VIT Small Cap Equity Insights
2022	17,524	12.65	16.66	288,513	0.00	0.25	1.45	(23.01)	(22.22)
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.45	18.20	19.60
2020	13,453	13.90	17.91	238,669	—	0.25	1.45	3.58	4.86
2019	15,522	13.42	17.08	260,621	0.15	0.25	1.45	19.08	20.54
2018	40,533	11.27	14.17	465,141	0.48	0.25	1.45	(12.77)	(11.71)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Strategic Growth
2022	7,170	23.84	23.84	171,013	—	0.25	0.25	(34.81)	(34.81)
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
2020	5,117	23.97	31.67	159,158	—	0.25	1.45	33.99	35.63
2019	8,819	17.89	23.35	197,703	0.05	0.25	1.45	29.45	31.03
2018	8,586	13.82	17.82	147,356	—	0.25	1.45	(5.67)	(4.50)
Guggenheim Alpha Opportunity
2022	6,366	11.27	15.82	89,072	0.01	0.90	0.90	(12.16)	(12.16)
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
2020	6,948	11.10	16.37	102,321	0.01	0.90	1.25	(3.98)	(3.71)
2019	6,719	11.56	17.00	102,625	0.85	0.90	1.25	(6.32)	(5.97)
2018	7,330	12.34	18.08	118,807	1.06	0.90	1.25	(15.01)	(14.68)
Guggenheim Core Bond
2022	560,218	7.44	8.35	4,654,528	0.03	0.90	1.25	(19.65)	(19.32)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
2020	812,695	9.74	10.85	8,689,545	0.02	0.90	1.25	9.81	10.26
2019	686,577	8.87	9.84	6,702,398	2.31	0.90	1.25	(0.11)	0.31
2018	705,750	8.88	9.81	6,844,396	2.34	0.90	1.25	(3.37)	(3.06)
Guggenheim Floating Rate Strategies
2022	159,754	9.60	9.60	1,533,465	0.04	0.90	0.90	(4.86)	(4.86)
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
2020	138,742	10.00	10.00	1,387,435	0.03	0.90	0.90	(2.53)	(2.53)
2019	212,802	10.26	10.26	2,182,549	4.31	0.90	0.90	2.81	2.81
2018	175,871	9.98	9.98	1,754,851	4.90	0.90	0.90	(4.13)	(4.13)
Guggenheim High Yield
2022	216,646	12.29	12.76	2,888,518	0.06	0.90	1.10	(12.90)	(12.72)
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10
2020	234,773	13.59	16.40	3,538,862	0.05	0.90	1.25	0.67	0.98
2019	284,295	13.50	16.25	4,235,737	5.87	0.90	1.25	7.06	7.54
2018	286,281	12.61	15.11	3,960,963	6.50	0.90	1.25	(7.28)	(6.96)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Large Cap Value
2022	103,426	15.92	17.37	1,649,917	0.01	0.90	1.25	(5.50)	(5.18)
2021	123,622	16.79	18.38	2,137,254	0.01	0.90	1.25	21.80	22.29
2020	159,856	13.73	18.81	2,299,739	0.02	0.90	1.25	(1.69)	(1.44)
2019	316,464	13.93	19.11	4,524,648	1.52	0.90	1.25	16.38	16.76
2018	350,737	11.93	16.40	4,297,655	0.81	0.90	1.25	(13.73)	(13.36)
Guggenheim Long Short Equity
2022	27,567	11.12	11.12	306,772	0.00	0.90	0.90	(17.45)	(17.45)
2021	27,028	13.47	13.47	364,378	0.00	0.90	0.90	18.99	18.99
2020	28,415	11.32	11.32	321,885	0.00	0.90	0.90	1.52	1.52
2019	29,987	11.15	11.15	334,677	0.78	0.90	0.90	1.64	1.64
2018	31,704	10.97	10.97	347,900	—	0.90	0.90	(16.26)	(16.26)
Guggenheim Macro Opportunities
2022	1,182	9.37	9.37	11,071	0.05	0.90	0.90	(12.18)	(12.18)
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
2020	1,116	10.87	10.87	12,122	0.04	0.90	0.90	6.88	6.88
2019	1,159	10.17	10.17	11,790	2.86	0.90	0.90	(2.12)	(2.12)
2018	1,132	10.39	10.39	11,752	2.89	0.90	0.90	(3.62)	(3.62)
Guggenheim Managed Futures Strategy
2022	3,110	7.64	7.64	23,760	0.09	0.90	0.90	10.40	10.40
2021	—	6.92	6.92	—	—	0.90	0.90	(1.28)	(1.28)
2020	—	7.01	7.01	—	—	0.90	0.90	(1.96)	(1.96)
2019	—	7.15	7.15	—	—	0.90	0.90	3.03	3.03
2018	—	6.94	6.94	—	—	0.90	0.90	(11.37)	(11.37)
Guggenheim Multi-Hedge Strategies
2022	3,660	8.25	8.25	30,204	0.03	0.90	0.90	(7.09)	(7.09)
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
2020	1,503	8.62	8.62	12,959	0.02	0.90	0.90	3.23	3.23
2019	157	8.35	8.35	1,311	2.56	0.90	0.90	0.85	0.85
2018	97	8.28	8.28	802	0.03	0.90	0.90	(8.20)	(8.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Small Cap Value
2022	3,211	14.43	14.43	46,422	0.01	0.90	0.90	(7.32)	(7.32)
2021	2,985	15.57	15.57	46,550	—	0.90	0.90	20.79	20.79
2020	8,939	12.89	12.89	115,268	0.01	0.90	0.90	(4.45)	(4.45)
2019	11,002	13.49	13.49	148,419	1.44	0.90	0.90	17.71	17.71
2018	9,848	11.46	11.46	112,894	1.57	0.90	0.90	(16.23)	(16.23)
Guggenheim SMid Cap Value
2022	373,787	20.60	30.36	11,389,658	0.01	0.90	1.25	(6.02)	(5.68)
2021	433,276	21.92	32.19	14,049,792	0.00	0.90	1.25	18.55	18.96
2020	496,734	18.49	33.49	13,595,565	—	0.90	1.25	(0.80)	(0.44)
2019	503,250	18.64	33.70	13,758,049	0.94	0.90	1.25	21.51	21.99
2018	572,677	15.34	27.69	12,865,026	0.10	0.90	1.25	(16.68)	(16.43)
Guggenheim StylePlus Large Core
2022	101,722	12.79	15.48	1,348,038	0.01	0.90	1.25	(24.49)	(24.23)
2021	96,903	16.88	20.50	1,673,028	0.00	0.90	1.25	22.90	23.39
2020	104,247	13.68	18.91	1,467,824	0.01	0.90	1.25	12.78	13.15
2019	129,624	12.09	16.74	1,598,084	1.64	0.90	1.25	24.29	24.64
2018	114,248	9.70	13.46	1,111,402	1.19	0.90	1.25	(10.73)	(10.43)
Guggenheim StylePlus Mid Growth
2022	93,578	14.63	22.32	1,372,058	0.00	0.90	1.10	(30.42)	(30.27)
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
2020	117,865	19.22	29.44	2,276,525	0.00	0.90	1.25	26.16	26.61
2019	140,730	15.18	23.30	2,200,194	1.14	0.90	1.25	26.90	27.35
2018	153,199	11.92	18.33	1,888,422	0.95	0.90	1.25	(11.18)	(10.85)
Guggenheim Total Return Bond
2022	38,654	8.98	8.98	347,052	0.03	0.90	0.90	(19.10)	(19.10)
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
2020	59,667	11.59	11.59	691,024	0.02	0.90	0.90	10.59	10.59
2019	74,785	10.48	10.48	783,630	2.15	0.90	0.90	0.38	0.38
2018	62,849	10.44	10.44	655,991	2.98	0.90	0.90	(3.24)	(3.24)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF All Cap Value
2022	779,428	14.69	30.38	17,314,087	0.01	0.25	1.45	(5.29)	(4.31)
2021	811,948	15.51	23.44	18,904,535	0.02	0.75	1.45	21.46	22.27
2020	828,159	12.77	26.45	15,913,700	0.02	0.25	1.45	(2.59)	(1.42)
2019	1,184,712	13.11	26.83	23,579,887	1.36	0.25	1.45	18.32	19.78
2018	1,570,680	11.08	22.40	25,580,728	1.08	0.25	1.45	(14.51)	(13.48)
Guggenheim VIF Alpha Opportunity
2022	108,435	13.92	15.67	1,694,322	0.00	0.75	1.35	(12.40)	(11.87)
2021	121,551	15.89	17.78	2,148,487	0.01	0.75	1.35	8.91	9.62
2020	136,940	14.59	16.22	2,206,180	0.01	0.75	1.35	(4.01)	(3.45)
2019	171,228	15.20	16.80	2,859,569	0.16	0.75	1.35	(6.63)	(6.04)
2018	205,568	16.28	17.88	3,657,368	—	0.75	1.35	(15.34)	(14.86)
Guggenheim VIF Floating Rate Strategies
2022	821,010	8.48	9.27	7,307,681	0.02	0.25	1.45	(4.93)	(4.04)
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.45	(1.98)	(0.72)
2020	309,385	9.10	9.88	2,948,209	0.05	0.25	1.45	(4.41)	(3.14)
2019	458,969	9.52	10.20	4,532,878	5.05	0.25	1.45	2.92	4.08
2018	612,421	9.25	9.80	5,830,054	2.92	0.25	1.45	(5.13)	(3.92)
Guggenheim VIF Global Managed Futures Strategy
2022	378,379	5.30	7.77	2,153,619	0.02	0.25	1.45	6.73	7.72
2021	132,257	4.92	7.28	641,146	—	0.25	1.45	(3.58)	(2.19)
2020	137,589	4.85	7.55	679,501	0.05	0.25	1.45	(1.82)	(0.77)
2019	219,390	4.91	7.69	1,088,300	0.92	0.25	1.45	3.36	4.64
2018	222,914	4.71	7.44	1,056,927	—	0.25	1.45	(12.98)	(11.90)
Guggenheim VIF High Yield
2022	666,563	8.94	10.43	15,662,578	0.06	0.25	1.45	(13.54)	(12.57)
2021	826,913	10.34	11.93	22,093,725	0.05	0.25	1.45	0.88	1.97
2020	720,084	10.25	34.38	20,448,690	0.06	0.25	1.45	0.10	1.36
2019	950,144	10.24	34.11	26,414,502	7.70	0.25	1.45	6.78	8.09
2018	988,317	9.59	31.71	25,311,632	8.08	0.25	1.45	(8.32)	(7.17)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Large Cap Value
2022	1,451,399	17.87	29.00	27,123,329	0.01	0.25	1.35	(5.55)	(4.45)
2021	1,577,485	18.92	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
2020	1,903,030	12.89	24.68	30,099,538	0.02	0.25	1.45	(2.27)	(1.08)
2019	2,081,138	13.19	24.95	33,563,187	1.55	0.25	1.45	16.52	17.91
2018	1,952,763	11.32	21.16	26,912,737	1.34	0.25	1.45	(13.52)	(12.42)
Guggenheim VIF Long Short Equity
2022	387,111	8.33	8.61	4,344,889	0.00	0.25	1.45	(17.92)	(17.11)
2021	382,596	10.05	10.49	5,197,296	0.01	0.25	1.45	18.40	19.93
2020	423,699	8.38	12.42	4,794,581	0.01	0.25	1.45	0.34	1.53
2019	852,340	8.26	12.29	9,499,585	0.51	0.25	1.45	0.91	2.17
2018	672,723	8.11	12.09	7,425,617	—	0.25	1.45	(16.75)	(15.74)
Guggenheim VIF Managed Asset Allocation
2022	727,823	11.04	13.28	9,218,089	0.01	0.25	1.45	(20.06)	(19.22)
2021	773,483	13.81	15.82	12,197,997	0.01	0.75	1.45	7.55	8.36
2020	833,231	12.84	15.39	12,137,330	0.01	0.25	1.45	7.72	8.99
2019	890,881	11.92	14.12	11,976,767	1.69	0.25	1.45	14.84	16.31
2018	974,631	10.38	12.14	11,334,542	1.45	0.25	1.45	(9.82)	(8.79)
Guggenheim VIF Multi-Hedge Strategies
2022	629,211	6.62	8.07	3,769,037	0.01	0.25	1.45	(7.45)	(6.50)
2021	599,087	7.08	8.72	3,800,975	—	0.25	1.45	3.32	4.58
2020	667,226	5.95	8.44	4,105,346	0.01	0.25	1.45	2.76	4.04
2019	344,777	5.79	8.21	2,095,407	1.49	0.25	1.45	0.37	1.67
2018	862,322	5.76	8.18	5,072,268	—	0.25	1.45	(9.21)	(8.23)
Guggenheim VIF Small Cap Value
2022	614,756	11.40	18.29	21,258,874	0.01	0.25	1.45	(7.77)	(6.78)
2021	727,902	12.36	19.62	27,154,082	0.01	0.25	1.45	20.70	22.17
2020	729,697	10.24	34.06	23,093,195	0.01	0.25	1.45	(5.27)	(4.18)
2019	828,558	10.81	35.71	27,704,601	0.78	0.25	1.45	17.25	18.68
2018	859,500	9.22	30.25	24,387,141	0.37	0.25	1.45	(16.49)	(15.49)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF SMid Cap Value
2022	916,989	13.61	31.89	35,240,224	0.01	0.25	1.45	(5.94)	(4.98)
2021	996,101	14.47	33.56	40,746,196	0.02	0.25	1.45	18.41	19.81
2020	1,107,443	12.22	37.19	38,045,070	0.01	0.25	1.45	(0.24)	0.95
2019	1,321,301	12.25	37.03	44,620,627	0.89	0.25	1.45	21.17	22.67
2018	1,418,177	10.11	30.34	39,918,737	0.63	0.25	1.45	(16.79)	(15.78)
Guggenheim VIF StylePlus Large Core
2022	901,407	17.46	22.25	10,746,395	0.01	0.25	1.45	(23.95)	(23.20)
2021	996,909	18.97	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
2020	1,071,783	12.46	23.65	13,522,465	0.01	0.25	1.45	13.56	14.97
2019	1,437,484	10.90	20.57	15,865,156	2.14	0.25	1.45	24.34	25.81
2018	1,637,494	8.70	16.35	14,464,505	1.56	0.25	1.45	(10.67)	(9.57)
Guggenheim VIF StylePlus Large Growth
2022	592,039	20.24	23.02	7,885,704	0.00	0.25	1.45	(33.57)	(32.91)
2021	656,334	24.22	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68
2020	710,492	16.19	28.26	11,548,981	0.01	0.25	1.45	31.84	33.43
2019	814,426	12.20	21.18	9,960,149	1.99	0.25	1.45	28.12	29.62
2018	860,353	9.45	16.34	8,149,841	1.70	0.25	1.45	(7.87)	(6.68)
Guggenheim VIF StylePlus Mid Growth
2022	590,492	14.83	15.18	9,228,999	0.00	0.75	1.45	(30.78)	(30.41)
2021	655,074	21.31	21.93	14,786,164	0.01	0.75	1.45	8.78	9.51
2020	684,440	19.46	45.75	14,488,289	0.01	0.25	1.45	26.32	27.86
2019	732,356	15.29	35.78	12,005,114	0.87	0.25	1.45	26.97	28.47
2018	806,629	11.96	27.85	10,281,906	1.42	0.25	1.45	(11.23)	(10.07)
Guggenheim VIF StylePlus Small Growth
2022	300,407	9.81	13.00	3,016,775	0.00	0.75	1.45	(29.69)	(29.32)
2021	314,340	18.49	24.99	4,478,410	0.00	0.25	1.45	1.93	3.14
2020	334,301	13.52	24.60	4,661,082	0.01	0.25	1.45	26.06	27.59
2019	415,096	10.65	19.28	4,554,720	0.66	0.25	1.45	20.22	21.64
2018	446,571	8.80	15.85	4,042,550	1.01	0.25	1.45	(14.26)	(13.15)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2022	3,388,972	8.46	9.08	31,034,846	0.03	0.25	1.45	(19.58)	(18.86)
2021	3,510,444	10.52	11.19	39,725,883	0.02	0.25	1.45	(4.80)	(3.62)
2020	4,160,154	10.02	12.16	49,070,781	0.02	0.25	1.45	9.19	10.60
2019	3,221,259	9.16	11.06	34,642,087	2.65	0.25	1.45	—	1.14
2018	3,342,507	9.16	10.99	35,779,861	4.53	0.25	1.45	(3.34)	(2.14)
Guggenheim VIF World Equity Income
2022	990,964	10.94	13.35	12,186,511	0.02	0.25	1.35	(12.97)	(11.99)
2021	1,122,246	12.43	15.34	15,836,480	0.02	0.25	1.35	16.57	17.82
2020	1,215,238	10.55	13.96	14,570,589	0.03	0.25	1.45	1.99	3.24
2019	1,386,246	10.23	13.64	16,200,199	2.78	0.25	1.45	16.07	17.45
2018	1,544,154	8.72	11.71	15,436,716	2.92	0.25	1.45	(12.17)	(11.04)
Guggenheim World Equity Income
2022	388,812	11.91	12.23	4,832,760	0.02	0.90	1.25	(13.00)	(12.71)
2021	387,369	13.69	14.01	5,504,344	0.02	0.90	1.25	16.21	16.65
2020	401,321	11.78	17.02	4,874,116	0.01	0.90	1.25	1.73	2.04
2019	487,575	11.58	16.71	5,799,578	2.36	0.90	1.25	16.03	16.42
2018	505,251	9.98	14.39	5,147,308	2.16	0.90	1.25	(12.53)	(12.16)
Invesco American Franchise
2022	95,206	12.84	17.29	1,230,260	—	0.90	1.25	(34.01)	(33.78)
2021	100,103	19.39	26.20	1,947,291	—	0.90	1.25	7.16	7.60
2020	124,006	18.02	27.66	2,240,276	—	0.90	1.25	36.29	36.72
2019	111,401	13.18	20.27	1,472,193	—	0.90	1.25	30.85	31.27
2018	115,846	10.04	15.47	1,165,617	—	0.90	1.25	(7.80)	(7.47)
Invesco Comstock
2022	506,326	18.02	18.35	9,427,775	0.02	0.90	1.25	(3.38)	(3.01)
2021	510,938	18.65	18.92	9,724,823	0.01	0.90	1.25	27.74	28.18
2020	555,274	14.60	20.62	8,245,843	0.02	0.90	1.25	(4.95)	(4.59)
2019	676,191	15.36	21.66	10,516,991	2.12	0.90	1.25	20.09	20.48
2018	698,357	12.79	18.00	9,056,438	1.55	0.90	1.25	(15.86)	(15.58)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Developing Markets
2022	30,284	7.87	7.87	238,464	0.00	0.90	0.90	(28.06)	(28.06)
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
2020	27,226	12.30	12.30	334,764	—	0.90	0.90	12.74	12.74
2019	28,583	10.91	10.91	311,800	0.26	0.90	0.90	19.23	19.23
2018	25,780	9.15	9.15	235,829	0.25	0.90	0.90	(15.51)	(15.51)
Invesco Discovery
2022	7,337	20.27	20.27	148,393	—	0.90	0.90	(33.89)	(33.89)
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
2020	6,713	27.57	27.57	184,679	—	0.90	0.90	44.35	44.35
2019	7,591	19.10	19.10	144,745	—	0.90	0.90	31.54	31.54
2018	13,419	14.52	14.52	194,693	—	0.90	0.90	(7.34)	(7.34)
Invesco Discovery Mid Cap Growth
2022	74,651	14.08	19.17	1,062,661	—	0.90	1.25	(33.94)	(33.74)
2021	58,120	21.25	29.02	1,251,090	—	0.90	1.25	13.94	14.37
2020	61,061	18.58	34.04	1,203,136	—	0.90	1.25	34.12	34.54
2019	55,076	13.81	25.34	769,447	—	0.90	1.25	28.48	29.07
2018	63,480	10.70	19.68	686,393	—	0.90	1.25	(9.71)	(9.48)
Invesco Energy
2022	12,766	6.33	6.33	80,787	0.01	0.90	0.90	46.87	46.87
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17
2020	4,179	2.87	2.87	11,964	0.01	0.90	0.90	(34.77)	(34.77)
2019	8,603	4.40	4.40	37,826	1.19	0.90	0.90	0.69	0.69
2018	13,056	4.37	4.37	57,013	2.22	0.90	0.90	(29.52)	(29.52)
Invesco Equity and Income
2022	459,959	15.26	17.06	7,889,563	0.02	0.90	1.25	(11.54)	(11.24)
2021	490,879	17.25	19.22	9,493,383	0.01	0.90	1.25	13.11	13.53
2020	528,385	15.25	19.16	8,987,215	0.02	0.90	1.25	5.39	5.75
2019	540,525	14.47	18.16	8,694,667	1.92	0.90	1.25	15.02	15.43
2018	552,968	12.58	15.76	7,701,609	2.05	0.90	1.25	(13.42)	(13.10)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Global
2022	26,387	15.00	15.00	395,247	—	0.90	0.90	(34.73)	(34.73)
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
2020	25,933	20.71	20.71	536,335	—	0.90	0.90	22.69	22.69
2019	29,149	16.88	16.88	491,312	0.57	0.90	0.90	26.54	26.54
2018	32,306	13.34	13.34	430,423	0.46	0.90	0.90	(16.88)	(16.88)
Invesco Gold & Special Minerals
2022	16,987	8.67	8.67	147,337	0.00	0.90	0.90	(20.09)	(20.09)
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
2020	15,880	11.61	11.61	184,405	0.07	0.90	0.90	16.10	16.10
2019	28,490	4.81	4.81	137,110	—	0.90	0.90	30.00	30.00
2018	28,621	3.70	3.70	105,755	—	0.90	0.90	(23.71)	(23.71)
Invesco Main Street Mid Cap
2022	99,992	12.68	12.80	1,279,269	0.00	0.90	1.25	(17.88)	(17.58)
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
2020	115,009	13.10	13.13	1,509,728	0.00	0.90	1.25	(30.49)	(9.22)
2019	85,431	14.43	18.86	1,372,420	0.29	0.90	1.25	20.55	21.04
2018	89,178	11.97	15.62	1,185,111	0.08	0.90	1.25	(15.64)	(15.37)
Invesco Oppenheimer V.I. International Growth Fund
2022	30,052	8.67	10.63	312,856	—	0.25	1.45	(30.19)	(29.46)
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
2020	58,580	11.79	14.40	828,251	0.01	0.25	1.45	15.70	17.07
2019	67,939	10.19	12.30	820,901	0.72	0.25	1.45	22.48	23.87
2018	63,382	8.32	9.93	613,784	0.46	0.25	1.45	(23.11)	(22.12)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Small Cap Growth (d)
2022	94,661	18.41	26.75	1,748,262	—	0.90	1.10	(38.16)	(38.06)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23
2020	116,609	28.79	42.00	3,368,752	—	0.90	1.25	50.47	50.97
2019	127,599	19.07	27.87	2,441,494	—	0.90	1.25	19.09	19.56
2018	137,371	15.95	23.36	2,200,412	—	0.90	1.25	(12.82)	(12.51)
Invesco Technology
2022	136,591	8.59	21.38	1,174,046	—	0.90	1.10	(42.40)	(42.31)
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
2020	108,939	13.57	33.90	1,497,332	—	0.90	1.25	39.90	40.33
2019	121,146	9.67	24.20	1,183,632	—	0.90	1.25	29.81	30.32
2018	120,392	7.42	18.61	901,959	—	0.90	1.25	(4.94)	(4.63)
Invesco V.I. American Franchise Series I
2022	87,341	12.63	12.63	1,103,225	—	1.45	1.45	(34.08)	(34.08)
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
2020	94,442	17.90	17.90	1,690,957	0.00	1.45	1.45	36.12	36.12
2019	108,714	13.15	16.54	1,429,824	—	0.25	1.45	30.85	32.43
2018	127,278	10.05	12.49	1,279,121	—	0.25	1.45	(7.88)	(6.72)
Invesco V.I. American Franchise Series II
2022	1,689	16.68	16.68	28,141	—	1.45	1.45	(34.12)	(34.12)
2021	1,647	25.32	25.32	41,680	—	1.45	1.45	6.79	6.79
2020	9,605	23.71	27.65	227,770	—	0.25	1.45	35.80	37.43
2019	12,525	17.46	20.12	219,362	—	0.25	1.45	30.49	32.11
2018	691	13.38	15.23	10,358	—	0.25	1.45	(8.10)	(7.02)
Invesco V.I. American Value
2022	304,265	12.33	16.55	3,006,463	0.00	0.25	1.45	(6.87)	(5.97)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
2020	27,026	10.85	14.51	295,594	0.00	0.25	1.45	(3.56)	(2.42)
2019	41,304	11.25	14.87	466,974	0.43	0.25	1.45	19.30	20.80
2018	43,330	9.43	12.31	410,444	0.12	0.25	1.45	(16.70)	(15.68)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Balanced-Risk Allocation
2022	5,907	9.04	9.89	54,077	0.07	0.25	1.45	(18.04)	(17.24)
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.45	4.45	5.75
2020	3,255	10.56	11.44	34,925	0.07	0.25	1.45	5.18	6.42
2019	3,675	10.04	10.75	37,294	—	0.25	1.45	9.85	11.17
2018	2,134	9.14	9.67	19,778	0.88	0.25	1.45	(10.74)	(9.63)
Invesco V.I. Comstock
2022	643,676	14.78	20.30	11,606,340	0.01	0.25	1.45	(3.34)	(2.36)
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.45	27.31	28.21
2020	619,017	12.01	16.45	8,894,007	0.01	0.25	1.45	(5.43)	(4.25)
2019	1,537,815	12.70	17.18	23,359,427	1.64	0.25	1.45	19.47	20.90
2018	1,354,355	10.63	14.21	17,085,256	1.56	0.25	1.45	(16.23)	(15.16)
Invesco V.I. Core Bond (b)
2022	—	5.74	6.87	—	0.05	0.75	1.35	(11.15)	(0.87)
2021	1,913,396	6.46	6.93	12,944,143	0.02	0.75	1.35	(6.10)	(5.46)
2020	2,695,006	6.88	7.33	19,393,470	0.03	0.75	1.35	4.88	5.47
2019	3,661,932	6.56	6.95	25,125,329	3.77	0.75	1.35	4.46	5.14
2018	4,300,175	6.28	6.61	28,082,283	2.90	0.75	1.35	(5.42)	(4.89)
Invesco V.I. Core Equity
2022	1,581	12.06	15.37	21,818	0.01	0.25	1.45	(24.06)	(23.27)
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.45	21.87	23.34
2020	814	13.03	16.55	13,193	0.01	0.25	1.45	8.58	9.89
2019	798	12.00	15.06	11,786	0.18	0.25	1.45	23.08	24.57
2018	782	9.75	12.09	9,295	—	0.25	1.45	(13.56)	(12.52)
Invesco V.I. Core Plus Bond (b)
2022	1,058,178	9.23	9.26	9,788,318	0.01	0.75	1.35	(7.70)	(7.40)

(b)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Discovery Mid Cap Growth
2022	245,006	14.44	16.65	3,766,018	—	0.25	1.45	(33.97)	(33.32)
2021	247,488	21.87	24.97	5,739,078	—	0.25	1.45	13.67	15.02
2020	255,508	16.59	22.12	5,168,021	—	0.25	1.45	33.80	35.46
2019	296,207	12.38	16.33	4,462,997	—	0.25	1.45	28.16	29.71
2018	269,680	9.65	12.59	3,148,427	—	0.25	1.45	(9.95)	(8.90)
Invesco V.I. Equally-Weighted S&P 500 (b)
2022	56,378	9.41	9.48	533,408	0.02	0.25	1.45	(5.90)	(5.20)
Invesco V.I. Equity and Income
2022	591,064	12.24	15.44	9,035,122	0.01	0.25	1.45	(11.50)	(10.65)
2021	566,157	13.83	17.28	9,742,606	0.02	0.25	1.45	13.18	14.59
2020	745,315	12.22	15.42	10,934,974	0.02	0.25	1.45	4.80	6.15
2019	664,062	11.66	14.61	9,523,491	2.36	0.25	1.45	14.88	16.21
2018	715,250	10.15	12.64	8,891,390	1.84	0.25	1.45	(13.69)	(12.62)
Invesco V.I. EVQ International Equity Fund (a)
2022	1,419,873	9.36	9.69	17,923,030	0.01	0.25	1.45	(21.87)	(21.09)
2021	1,666,151	11.98	12.28	27,072,053	0.01	0.25	1.45	1.01	2.25
2020	1,845,857	11.28	18.53	28,671,131	0.02	0.25	1.45	8.71	10.08
2019	2,326,143	10.35	16.91	33,257,011	1.27	0.25	1.45	22.72	24.14
2018	2,769,546	8.42	13.69	31,963,545	1.82	0.25	1.45	(18.96)	(17.91)
Invesco V.I. Global
2022	300,402	12.03	14.46	3,549,784	—	0.25	1.45	(34.76)	(34.06)
2021	293,612	18.44	21.93	5,295,254	—	0.25	1.25	10.16	11.49
2020	320,755	16.18	20.05	5,246,520	0.00	0.25	1.45	21.75	23.23
2019	356,512	13.20	16.27	4,765,825	0.63	0.25	1.45	25.69	27.31
2018	331,665	10.42	12.78	3,502,919	0.79	0.25	1.45	(17.12)	(16.20)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Core Equity
2022	1,264	10.00	10.86	12,628	0.00	0.25	1.45	(25.37)	(24.69)
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.45	10.74	12.04
2020	2,573	12.10	13.11	32,195	0.01	0.25	1.45	8.04	9.34
2019	2,498	11.20	11.99	28,741	1.56	0.25	1.45	19.40	20.87
2018	1,123	9.38	9.92	10,533	0.86	0.25	1.45	(19.28)	(18.29)
Invesco V.I. Global Real Estate Series I
2022	325,391	15.35	17.29	5,603,661	0.03	0.75	1.35	(28.10)	(27.69)
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06
2020	407,522	17.74	19.75	8,018,527	0.04	0.75	1.35	(16.04)	(15.53)
2019	468,767	21.13	23.38	10,919,319	4.56	0.75	1.35	17.72	18.44
2018	526,693	17.95	19.74	10,358,872	3.86	0.75	1.35	(10.16)	(9.62)
Invesco V.I. Global Real Estate Series II
2022	12,812	9.69	9.69	124,373	0.02	0.25	0.25	(27.47)	(27.47)
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.45	20.02	21.45
2020	23,682	9.04	11.21	260,912	0.04	0.25	1.45	(16.37)	(15.40)
2019	27,735	10.81	13.25	361,359	3.89	0.25	1.45	17.25	18.73
2018	29,624	9.22	11.16	325,340	3.63	0.25	1.45	(10.40)	(9.34)
Invesco V.I. Global Strategic Income
2022	278	6.94	6.94	1,927	—	1.45	1.45	(15.47)	(15.47)
2021	285	8.21	9.01	2,341	0.01	0.25	1.45	(7.75)	(6.73)
2020	3,219	8.90	9.84	30,854	0.05	0.25	1.45	(1.44)	(0.30)
2019	3,279	9.03	9.87	31,588	3.44	0.25	1.45	5.74	7.05
2018	3,331	8.54	9.22	30,061	3.97	0.25	1.45	(8.66)	(7.52)
Invesco V.I. Government Money Market
2022	5,026,473	7.84	8.16	41,003,737	0.02	0.75	1.35	(3.09)	(2.51)
2021	3,339,785	8.09	8.37	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
2020	3,758,021	8.45	8.72	32,631,362	0.00	0.75	1.35	(4.03)	(3.44)
2019	3,021,672	8.80	9.04	27,196,425	1.52	0.75	1.35	(2.76)	(2.17)
2018	5,061,187	9.05	9.25	46,517,928	1.23	0.75	1.35	(3.00)	(2.44)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2022	1,434,095	6.85	7.49	10,071,936	0.02	0.25	1.45	(14.38)	(13.41)
2021	1,553,883	8.00	8.65	12,742,365	0.02	0.25	1.45	(6.65)	(5.57)
2020	1,620,690	8.03	9.33	14,162,203	0.02	0.25	1.45	1.30	2.53
2019	1,354,265	7.91	9.10	11,561,131	2.42	0.25	1.45	1.20	2.36
2018	1,528,183	7.81	8.89	12,813,740	1.78	0.25	1.45	(4.13)	(2.95)
Invesco V.I. Growth and Income
2022	1,122	13.62	13.62	15,299	0.01	1.45	1.45	(9.92)	(9.92)
2021	1,092	15.12	15.12	16,513	0.01	1.45	1.45	22.63	22.63
2020	1,060	12.33	16.33	13,072	0.01	0.25	1.45	(2.61)	(1.45)
2019	1,558	12.66	16.57	21,671	1.61	0.25	1.45	19.43	20.86
2018	1,519	10.60	13.71	17,639	0.17	0.25	1.45	(17.38)	(16.35)
Invesco V.I. Health Care Series I
2022	301,695	22.17	24.98	7,393,775	—	0.75	1.35	(17.00)	(16.48)
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
2020	355,369	24.85	27.66	9,546,248	0.00	0.75	1.35	9.57	10.24
2019	349,127	22.68	25.09	8,641,218	0.05	0.75	1.35	26.85	27.62
2018	489,761	17.88	19.66	9,358,238	—	0.75	1.35	(3.40)	(2.82)
Invesco V.I. Health Care Series II
2022	14,024	13.61	19.86	191,553	—	0.25	1.45	(17.11)	(16.27)
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.45	7.18	8.46
2020	7,828	15.32	22.28	121,066	0.00	0.25	1.45	9.19	10.52
2019	20,979	14.03	20.16	372,580	—	0.25	1.45	26.40	27.92
2018	13,723	11.10	15.76	175,452	—	0.25	1.45	(3.73)	(2.60)
Invesco V.I. High Yield
2022	—	8.35	9.92	—	—	0.25	1.45	(13.29)	(12.44)
2021	—	11.33	11.33	—	—	0.25	0.25	0.62	0.62
2020	2,318	9.68	11.47	26,087	0.04	0.25	1.45	(1.63)	(0.43)
2019	3,565	9.84	11.52	40,333	2.40	0.25	1.45	8.25	9.61
2018	8,154	9.09	10.51	76,962	0.94	0.25	1.45	(7.81)	(6.74)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2022	445,263	14.34	18.07	7,926,380	0.00	0.25	1.35	(18.09)	(17.16)
2021	455,313	17.79	22.06	9,721,279	0.00	0.25	1.35	17.59	19.00
2020	604,417	12.16	20.88	11,150,641	0.00	0.25	1.45	4.11	5.43
2019	590,266	11.68	19.90	10,510,797	0.26	0.25	1.45	19.67	20.99
2018	394,395	9.76	16.52	5,886,568	0.11	0.25	1.45	(15.50)	(14.39)
Invesco V.I. Main Street Small Cap Fund®
2022	478,277	14.39	18.37	12,024,180	0.00	0.25	1.45	(19.47)	(18.72)
2021	515,075	17.87	22.60	15,755,795	0.00	0.25	1.45	16.95	18.32
2020	555,605	15.28	33.97	14,585,519	0.00	0.25	1.45	14.37	15.75
2019	618,572	13.36	29.49	14,287,699	—	0.25	1.45	20.69	22.12
2018	658,400	11.07	24.27	12,081,027	0.06	0.25	1.45	(14.45)	(13.41)
Invesco V.I. S&P 500 Index (b)
2022	—	18.56	28.29	—	0.02	0.25	1.45	(14.35)	0.60
2021	24,549	21.67	28.12	638,403	0.01	0.25	1.45	22.36	23.82
2020	22,979	17.71	23.06	486,759	0.02	0.25	1.45	12.52	13.88
2019	21,125	15.74	20.25	406,183	1.06	0.25	1.45	24.92	26.48
2018	25,088	12.60	16.01	384,924	0.91	0.25	1.45	(9.22)	(8.15)
Invesco V.I. Small Cap Equity
2022	1,768	14.62	14.62	25,840	—	0.25	0.25	(23.25)	(23.25)
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
2020	2,094	13.40	16.69	34,289	0.00	0.25	1.45	21.38	22.72
2019	1,435	11.04	13.60	19,167	—	0.25	1.45	20.79	22.30
2018	1,301	9.14	11.12	14,230	—	0.25	1.45	(18.97)	(17.99)

(b)	Merger. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Value Opportunities
2022	171,789	13.20	13.52	2,265,000	0.01	0.90	1.25	(2.87)	(2.51)
2021	180,157	13.54	13.92	2,437,161	0.01	0.90	1.25	29.97	30.44
2020	193,040	10.38	14.31	2,002,769	0.00	0.90	1.25	1.04	1.37
2019	213,243	10.24	14.14	2,182,017	—	0.90	1.25	24.56	24.88
2018	227,266	8.20	11.34	1,864,779	—	0.90	1.25	(23.13)	(22.79)
Janus Henderson Adaptive Risk Managed U.S. Equity (a)
2022	62,648	11.76	11.99	750,378	0.01	0.90	1.25	(17.99)	(17.71)
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
2020	74,012	12.55	12.71	939,601	0.01	0.90	1.25	7.73	8.08
2019	76,599	11.65	11.76	899,928	0.40	0.90	1.25	18.03	18.43
2018	80,522	9.87	9.93	798,839	1.28	0.90	1.25	(8.01)	(7.63)
Janus Henderson Mid Cap Value
2022	4,166	14.61	14.61	60,873	0.01	0.90	0.90	(8.97)	(8.97)
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
2020	10,424	14.01	14.01	146,602	0.01	0.90	0.90	(5.53)	(5.53)
2019	9,401	14.83	14.83	139,957	0.67	0.90	0.90	24.94	24.94
2018	10,543	11.87	11.87	125,604	0.35	0.90	0.90	(16.93)	(16.93)
Janus Henderson Overseas
2022	480,166	6.91	7.31	3,488,329	0.01	0.90	1.25	(12.75)	(12.56)
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43
2020	377,310	7.33	7.71	2,900,030	0.01	0.90	1.25	11.40	11.90
2019	395,871	6.58	6.89	2,724,337	1.70	0.90	1.25	21.40	21.73
2018	451,042	5.42	5.66	2,545,966	0.64	0.90	1.25	(19.10)	(18.79)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise
2022	1,054,053	18.92	24.67	25,323,958	0.00	0.25	1.45	(19.66)	(18.80)
2021	1,106,662	27.85	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
2020	1,199,928	21.12	27.44	31,834,681	—	0.25	1.45	13.98	15.34
2019	1,462,535	18.53	23.79	33,839,853	0.05	0.25	1.45	29.22	30.86
2018	1,616,922	14.34	18.18	28,768,972	0.11	0.25	1.45	(4.97)	(3.86)
Janus Henderson VIT Mid Cap Value
2022	14,380	12.38	14.89	207,238	0.01	0.25	1.45	(9.70)	(8.76)
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.45	14.25	15.66
2020	8,318	12.00	14.38	115,047	0.01	0.25	1.45	(5.51)	(4.39)
2019	4,904	12.70	15.04	70,226	1.38	0.25	1.45	24.39	25.86
2018	2,957	10.21	11.95	33,145	0.65	0.25	1.45	(17.59)	(16.55)
Janus Henderson VIT Overseas
2022	47,192	7.51	9.29	365,923	0.02	0.25	1.45	(12.61)	(11.65)
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.45	8.36	9.72
2020	39,049	7.61	9.81	316,203	0.01	0.25	1.45	10.97	12.32
2019	19,142	6.78	8.84	147,924	2.11	0.25	1.45	21.10	22.56
2018	9,153	5.54	7.30	66,796	1.62	0.25	1.45	(18.80)	(17.81)
Janus Henderson VIT Research
2022	574,495	16.37	20.82	10,042,715	—	0.25	1.45	(32.96)	(32.27)
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.45	14.81	16.22
2020	853,391	21.27	26.96	19,181,043	0.00	0.25	1.45	26.76	28.32
2019	1,000,483	16.78	21.01	17,648,400	0.30	0.25	1.45	29.38	30.90
2018	1,111,172	12.97	16.05	15,073,792	0.38	0.25	1.45	(7.09)	(5.92)
JPMorgan Insurance Trust Core Bond Portfolio
2022	472,240	7.26	7.72	3,671,313	0.02	0.25	1.45	(16.46)	(15.44)
2021	524,424	8.69	9.13	4,848,816	0.01	0.25	1.45	(5.95)	(4.90)
2020	585,642	9.24	9.80	5,712,723	0.02	0.25	1.45	3.01	4.17
2019	505,549	8.97	9.45	4,767,625	2.20	0.25	1.45	3.22	4.47
2018	408,065	8.69	9.10	3,707,763	2.21	0.25	1.45	(4.61)	(3.45)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
JPMorgan Insurance Trust Small Cap Core Portfolio
2022	15,371	12.74	17.66	253,602	0.00	0.25	1.45	(22.93)	(22.10)
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.45	15.84	17.22
2020	10,680	14.27	19.64	189,496	0.01	0.25	1.45	8.35	9.66
2019	10,363	13.17	17.91	168,293	0.19	0.25	1.45	18.86	20.28
2018	8,760	11.08	14.89	124,429	0.08	0.25	1.45	(16.06)	(14.96)
JPMorgan Insurance Trust US Equity Portfolio
2022	13,080	18.37	24.43	263,830	0.00	0.25	1.45	(22.23)	(21.47)
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.45	23.41	24.89
2020	6,413	19.14	25.29	128,746	0.00	0.25	1.45	19.48	20.95
2019	14,212	16.02	20.91	269,132	0.65	0.25	1.45	25.65	27.19
2018	12,847	12.75	16.44	190,967	0.65	0.25	1.45	(10.46)	(9.37)
Lord Abbett Series Bond-Debenture VC
2022	444,151	9.06	10.83	4,202,378	0.04	0.25	1.45	(16.42)	(15.59)
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.45	(1.19)	(0.08)
2020	464,110	10.97	13.08	5,231,287	0.04	0.25	1.45	2.62	3.89
2019	405,271	10.69	12.59	4,407,717	3.90	0.25	1.45	8.42	9.76
2018	420,936	9.82	11.47	4,191,459	5.00	0.25	1.45	(8.28)	(7.13)
Lord Abbett Series Developing Growth VC
2022	103,028	13.77	18.50	1,418,892	—	0.25	1.45	(38.64)	(38.00)
2021	110,641	22.44	29.84	2,468,243	—	0.25	1.45	(6.97)	(5.87)
2020	115,101	23.48	32.30	2,806,164	—	0.25	1.45	64.98	67.10
2019	140,457	14.13	19.33	1,997,354	—	0.25	1.45	26.03	27.59
2018	148,203	11.13	15.15	1,681,657	—	0.25	1.45	0.35	1.47
Lord Abbett Series Dividend Growth VC
2022	—	16.25	16.25	—	—	1.45	1.45	(17.13)	(17.13)
2021	1,018	19.61	19.61	19,966	0.00	1.45	1.45	20.16	20.16
2020	3,073	16.32	20.58	50,294	0.01	0.25	1.45	10.42	11.73
2019	5,145	14.78	18.42	80,834	1.77	0.25	1.45	20.85	22.39
2018	4,112	12.23	15.05	54,157	0.53	0.25	1.45	(8.80)	(7.73)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Growth Opportunities VC
2022	—	15.61	15.61	—	—	0.25	0.25	(34.69)	(34.69)
2021	—	20.74	20.74	—	—	1.45	1.45	1.87	1.87
2020	2,257	20.36	23.63	45,954	—	0.25	1.45	33.25	34.95
2019	2,834	15.28	17.51	43,287	—	0.25	1.45	30.49	31.95
2018	—	11.71	13.27	—	—	0.25	1.45	(7.14)	(5.95)
Lord Abbett Series Mid Cap Stock VC
2022	2,708	11.66	14.36	38,884	0.01	0.25	1.45	(14.89)	(14.01)
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.45	23.09	24.63
2020	4,430	11.13	13.66	55,566	0.01	0.25	1.45	(2.02)	(0.80)
2019	4,793	11.36	13.77	61,301	0.96	0.25	1.45	17.36	18.71
2018	4,730	9.68	11.60	51,243	0.76	0.25	1.45	(18.79)	(17.73)
Lord Abbett Series Total Return VC
2022	63,586	7.48	8.59	539,549	0.04	0.25	1.45	(17.71)	(16.76)
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.45	(4.52)	(3.46)
2020	6,913	9.52	10.89	73,781	0.03	0.25	1.45	2.70	3.91
2019	5,058	9.27	10.48	51,945	1.41	0.25	1.45	3.69	5.01
2018	14,477	8.94	9.98	141,357	2.98	0.25	1.45	(5.40)	(4.22)
MFS® VIT Emerging Markets Equity
2022	7,891	6.99	7.03	55,225	0.04	0.25	1.45	(23.25)	(22.51)
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
2020	15,833	10.03	10.30	161,856	0.02	0.25	1.45	5.42	6.82
2019	25,226	9.40	9.77	241,189	0.48	0.25	1.45	14.94	16.22
2018	14,622	8.10	8.50	122,628	0.41	0.25	1.45	(17.87)	(16.84)
MFS® VIT Global Tactical Allocation
2022	557	8.67	8.67	4,826	0.02	1.45	1.45	(11.26)	(11.26)
2021	648	9.77	9.77	6,331	0.01	1.45	1.45	(1.91)	(1.91)
2020	722	9.96	10.80	7,184	0.02	0.25	1.45	1.32	2.66
2019	795	9.83	10.52	7,810	2.79	0.25	1.45	9.34	10.62
2018	871	8.99	9.51	7,829	0.55	0.25	1.45	(8.92)	(7.85)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT High Yield
2022	—	9.54	9.54	—	—	0.25	0.25	(13.67)	(13.67)
2021	5,079	10.09	11.05	56,077	0.02	0.25	1.45	(1.46)	(0.18)
2020	17,162	10.24	11.24	179,862	0.40	0.25	1.45	0.29	1.44
2019	—	10.21	11.08	—	—	0.25	1.45	9.43	10.80
2018	1,287	9.33	10.00	12,705	5.47	0.25	1.45	(7.44)	(6.37)
MFS® VIT II MA Investors Growth Stock
2022	5,935	25.48	25.96	152,754	—	0.25	0.25	(22.00)	(21.98)
2021	—	24.82	33.28	—	—	0.25	1.45	20.19	21.64
2020	—	20.65	27.36	—	—	0.25	1.45	16.86	18.29
2019	8,737	17.67	23.13	198,635	—	0.25	1.45	33.46	35.11
2018	—	13.24	17.12	—	—	0.25	1.45	(3.78)	(2.67)
MFS® VIT II Research International
2022	779,273	9.34	10.21	6,753,566	0.02	0.25	1.45	(21.18)	(20.48)
2021	901,809	11.85	12.84	9,780,443	0.01	0.25	1.45	6.37	7.72
2020	1,048,078	8.58	12.14	10,735,215	0.02	0.25	1.45	7.84	9.07
2019	649,315	7.95	11.13	5,915,024	1.22	0.25	1.45	22.10	23.53
2018	771,780	6.50	9.01	5,568,379	1.14	0.25	1.45	(18.10)	(17.03)
MFS® VIT International Intrinsic Value
2022	149,320	10.80	11.82	1,629,925	0.00	0.25	1.45	(26.88)	(26.17)
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80
2020	167,692	14.01	15.18	2,372,547	0.01	0.25	1.45	15.02	16.32
2019	62,724	12.18	13.05	796,006	1.38	0.25	1.45	20.12	21.62
2018	75,710	10.14	10.73	788,589	0.91	0.25	1.45	(13.63)	(12.62)
MFS® VIT Investors Trust
2022	4,609	16.01	21.14	84,789	0.00	0.25	1.45	(20.11)	(19.34)
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.45	21.01	22.48
2020	1,156	16.56	21.81	24,754	0.00	0.25	1.45	8.59	9.93
2019	1,142	15.25	19.84	22,263	4.30	0.25	1.45	25.51	27.10
2018	—	12.15	15.61	—	—	0.25	1.45	(9.80)	(8.71)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT New Discovery
2022	16,774	13.43	16.48	265,720	—	0.25	1.45	(32.92)	(32.21)
2021	17,585	20.02	24.31	409,002	—	0.25	1.45	(2.82)	(1.66)
2020	13,063	20.60	25.19	311,614	—	0.25	1.45	39.19	40.96
2019	15,928	14.80	17.87	272,394	—	0.25	1.45	35.16	36.73
2018	14,948	10.95	13.07	187,395	—	0.25	1.45	(6.01)	(4.88)
MFS® VIT Research
2022	1,741	21.80	21.80	37,957	0.00	0.25	0.25	(20.03)	(20.03)
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.45	19.07	20.51
2020	6,602	17.15	23.05	141,651	0.01	0.25	1.45	11.22	12.60
2019	6,439	15.42	20.47	123,144	0.61	0.25	1.45	26.81	28.34
2018	6,296	12.16	15.95	94,175	0.54	0.25	1.45	(8.78)	(7.64)
MFS® VIT Total Return
2022	1,207,078	11.67	14.37	16,241,682	0.01	0.25	1.45	(13.56)	(12.70)
2021	1,199,389	13.50	15.62	18,726,542	0.02	0.75	1.45	8.87	9.69
2020	1,339,879	12.26	15.22	19,074,739	0.02	0.25	1.45	4.73	5.99
2019	1,799,981	11.69	14.36	24,301,271	1.93	0.25	1.45	14.84	16.28
2018	1,627,116	10.17	12.35	18,990,300	1.98	0.25	1.45	(9.96)	(8.86)
MFS® VIT Total Return Bond
2022	36,958	7.52	8.44	305,263	0.02	0.25	1.45	(17.72)	(16.93)
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.45	(5.38)	(4.24)
2020	15,892	9.66	10.81	163,316	0.04	0.25	1.45	3.43	4.75
2019	9,864	9.34	10.32	97,487	3.02	0.25	1.45	5.18	6.39
2018	8,467	8.88	9.70	78,846	2.75	0.25	1.45	(5.63)	(4.53)
MFS® VIT Utilities
2022	781,487	12.93	16.72	15,890,001	0.02	0.25	1.45	(3.72)	(2.68)
2021	707,714	13.43	17.18	15,337,441	0.01	0.25	1.45	8.91	10.13
2020	767,473	12.33	20.52	15,127,555	0.02	0.25	1.45	0.98	2.25
2019	825,007	12.21	20.17	16,145,843	4.14	0.25	1.45	19.35	20.75
2018	827,991	10.23	16.78	13,318,249	1.02	0.25	1.45	(3.58)	(2.43)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morgan Stanley VIF Emerging Markets Debt
2022	17,403	7.14	7.14	124,319	0.07	0.25	0.25	(21.37)	(21.37)
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
2020	16,796	9.57	9.92	160,864	0.04	0.25	1.45	0.92	2.21
2019	16,926	9.38	9.83	158,869	8.36	0.25	1.45	9.22	10.45
2018	20,108	8.50	9.00	171,098	5.70	0.25	1.45	(11.07)	(10.03)
Morgan Stanley VIF Emerging Markets Equity
2022	585,334	7.24	7.58	3,813,755	0.00	0.25	1.45	(28.25)	(27.46)
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
2020	1,037,848	7.76	10.65	8,950,437	0.01	0.25	1.45	9.28	10.71
2019	1,094,953	7.09	9.62	9,074,201	1.02	0.25	1.45	14.41	15.76
2018	1,451,353	6.19	8.31	10,474,677	0.40	0.25	1.45	(21.17)	(20.17)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2022	117,485	11.96	14.40	1,403,710	0.01	0.25	1.45	(16.77)	(15.94)
2021	113,670	14.37	17.13	1,624,018	0.01	0.25	1.45	13.15	14.58
2020	162,110	12.53	15.18	2,034,802	0.02	0.25	1.45	5.13	6.38
2019	138,904	11.83	14.27	1,707,455	1.62	0.25	1.45	16.83	18.33
2018	128,590	10.05	12.06	1,346,149	1.60	0.25	1.45	(13.26)	(12.29)
Morningstar Balanced ETF Asset Allocation Portfolio
2022	606,605	9.97	11.57	6,307,676	0.02	0.25	1.45	(16.50)	(15.67)
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.45	6.04	7.27
2020	1,183,274	11.26	12.99	13,456,005	0.03	0.25	1.45	4.26	5.61
2019	523,466	10.80	12.30	5,672,536	2.20	0.25	1.45	11.23	12.53
2018	452,811	9.66	10.93	4,389,814	2.01	0.25	1.45	(10.34)	(9.22)
Morningstar Conservative ETF Asset Allocation Portfolio
2022	255,244	7.74	8.47	2,073,854	0.01	0.25	1.45	(15.50)	(14.62)
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.45	(2.14)	(1.00)
2020	297,627	9.36	10.17	2,912,216	0.02	0.25	1.45	1.85	3.04
2019	238,445	9.19	9.87	2,274,187	2.20	0.25	1.45	4.67	6.02
2018	200,364	8.78	9.31	1,810,263	2.17	0.25	1.45	(6.60)	(5.48)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Growth ETF Asset Allocation Portfolio
2022	669,312	11.13	13.27	7,525,468	0.02	0.25	1.45	(16.82)	(16.07)
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.45	9.85	11.26
2020	850,133	12.11	14.43	10,310,746	0.02	0.25	1.45	5.18	6.49
2019	636,242	11.43	13.55	7,287,936	1.81	0.25	1.45	14.54	15.91
2018	650,623	9.91	11.69	6,462,930	1.99	0.25	1.45	(12.01)	(10.97)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2022	108,032	8.82	9.95	994,817	0.01	0.25	1.45	(16.16)	(15.32)
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.45	1.84	3.07
2020	192,757	10.33	11.57	2,054,801	0.02	0.25	1.45	3.61	4.90
2019	121,864	9.97	11.03	1,248,386	1.99	0.25	1.45	8.02	9.32
2018	135,631	9.23	10.09	1,278,790	3.10	0.25	1.45	(8.43)	(7.35)
Neuberger Berman AMT Sustainable Equity I
2022	260,404	11.19	18.52	2,957,325	0.00	0.25	1.45	(21.97)	(21.06)
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51
2020	370,621	12.14	20.00	4,541,207	0.01	0.25	1.45	14.31	15.74
2019	475,001	10.62	17.28	5,070,295	2.80	0.25	1.45	6.20	7.14
2018	748,738	11.64	13.73	10,049,003	0.55	0.25	1.45	(11.62)	(4.20)
Neuberger Berman AMT Sustainable Equity S
2022	177,475	24.95	27.61	4,894,128	0.00	0.75	1.35	(22.10)	(21.63)
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
2020	212,863	27.17	29.70	6,312,264	0.00	0.75	1.35	14.16	14.89
2019	250,063	23.80	25.85	6,458,231	0.29	0.75	1.35	20.26	20.96
2018	273,134	11.70	21.37	5,813,469	0.17	0.25	1.45	(10.07)	(8.92)
Neuberger Berman Core Bond
2022	299,881	7.62	8.48	2,493,822	0.04	0.90	1.25	(17.53)	(17.19)
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
2020	206,456	9.79	10.81	2,211,494	0.03	0.90	1.25	4.59	4.85
2019	333,795	9.36	10.31	3,382,897	3.22	0.90	1.25	4.46	4.88
2018	485,831	8.96	9.83	4,691,013	2.57	0.90	1.25	(5.68)	(5.30)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman Large Cap Value
2022	61,802	16.05	16.58	1,024,423	0.01	0.90	1.10	(5.48)	(5.31)
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
2020	57,260	13.57	14.26	816,250	0.01	0.90	1.25	9.35	9.69
2019	70,964	12.41	13.00	922,103	1.50	0.90	1.25	18.42	18.83
2018	70,797	10.48	10.94	775,106	1.30	0.90	1.25	(5.42)	(5.12)
Neuberger Berman Sustainable Equity
2022	61,971	16.98	17.56	1,086,556	—	0.90	1.10	(22.00)	(21.85)
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45
2020	70,096	18.01	18.97	1,325,589	0.00	0.90	1.25	14.28	14.62
2019	63,329	15.76	16.55	1,046,490	0.50	0.90	1.25	20.40	20.89
2018	63,940	13.09	13.69	874,536	0.27	0.90	1.25	(9.91)	(9.58)
North Square Spectrum Alpha (a)
2022	3,021	13.62	13.62	41,168	—	0.90	0.90	(29.83)	(29.83)
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
2020	2,743	18.32	18.32	50,295	—	0.90	0.90	24.88	24.88
2019	5,734	14.67	14.67	84,111	—	0.90	0.90	17.74	17.74
2018	5,201	12.46	12.46	64,796	—	0.90	0.90	(10.17)	(10.17)
Northern Global Tactical Asset Allocation
2022	7,857	11.75	11.75	92,372	0.02	0.90	0.90	(16.13)	(16.13)
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
2020	9,699	13.10	13.10	127,078	0.02	0.90	0.90	2.42	2.42
2019	8,720	12.79	12.79	111,585	2.01	0.90	0.90	13.09	13.09
2018	10,363	11.31	11.31	117,233	3.06	0.90	0.90	(11.43)	(11.43)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Northern Large Cap Core
2022	6,313	20.49	20.49	129,362	0.01	0.90	0.90	(18.75)	(18.75)
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
2020	9,588	19.71	19.71	188,969	0.01	0.90	0.90	7.59	7.59
2019	8,644	18.32	18.32	158,360	1.82	0.90	0.90	20.84	20.84
2018	9,091	15.16	15.16	137,818	2.45	0.90	0.90	(9.49)	(9.49)
Northern Large Cap Value
2022	20,360	18.60	18.60	378,436	0.01	0.90	0.90	(9.58)	(9.58)
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
2020	11,351	16.67	16.67	188,922	0.01	0.90	0.90	(2.57)	(2.57)
2019	25,085	17.11	17.11	428,979	2.93	0.90	0.90	21.09	21.09
2018	10,435	14.13	14.13	147,236	1.60	0.90	0.90	(12.02)	(12.02)
PGIM Focused Growth
2022	377,867	5.45	5.46	2,063,314	—	0.90	1.10	(43.05)	(42.95)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—
PGIM Jennison Mid-Cap Growth
2022	7,502	17.25	17.25	129,357	—	0.90	0.90	(26.94)	(26.94)
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
2020	9,351	22.04	22.04	206,074	—	0.90	0.90	36.72	36.72
2019	7,536	16.12	16.12	121,439	—	0.90	0.90	31.91	31.91
2018	7,486	12.22	12.22	91,434	—	0.90	0.90	(11.96)	(11.96)
PGIM Jennison Natural Resources
2022	2,665	7.93	7.93	21,153	0.03	0.90	0.90	19.61	19.61
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
2020	2,682	5.41	5.41	14,521	0.01	0.90	0.90	6.71	6.71
2019	2,452	5.07	5.07	12,418	1.73	0.90	0.90	12.17	12.17
2018	2,778	4.52	4.52	12,560	1.24	0.90	0.90	(30.67)	(30.67)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PGIM Jennison Small Company
2022	25,940	19.06	19.06	493,847	—	0.90	0.90	(21.98)	(21.98)
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
2020	34,865	18.73	19.69	685,989	—	0.90	1.25	21.78	22.22
2019	37,406	15.38	16.11	602,154	—	0.90	1.25	22.94	23.45
2018	40,348	12.51	13.05	526,373	0.21	0.90	1.25	(17.04)	(16.77)
PGIM Quant Solutions Small-Cap Value (d)
2022	19,346	11.63	12.31	237,180	0.02	0.90	1.25	(15.17)	(14.87)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
2020	21,545	10.13	10.65	227,981	0.01	0.90	1.25	(7.49)	(7.15)
2019	28,776	10.95	11.47	328,358	2.93	0.90	1.25	13.59	14.02
2018	28,712	9.64	10.06	287,396	1.26	0.90	1.25	(22.51)	(22.26)
PIMCO All Asset
2022	23,972	10.00	10.00	239,115	0.06	0.90	0.90	(15.54)	(15.54)
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34
2020	26,589	10.73	10.73	284,413	0.03	0.90	0.90	3.57	3.57
2019	34,297	10.36	10.36	354,523	2.66	0.90	0.90	7.25	7.25
2018	37,156	9.66	9.66	358,429	4.52	0.90	0.90	(9.30)	(9.30)
PIMCO CommodityRealReturn Strategy
2022	19,082	5.50	5.50	104,727	0.37	0.90	0.90	4.17	4.17
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
2020	20,628	4.13	4.13	85,051	0.01	0.90	0.90	(3.50)	(3.50)
2019	19,370	4.28	4.28	82,717	3.85	0.90	0.90	7.54	7.54
2018	16,977	3.98	3.98	67,450	4.82	0.90	0.90	(17.60)	(17.60)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO Emerging Markets Bond
2022	15,111	7.80	7.80	117,816	0.06	0.90	0.90	(19.84)	(19.84)
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
2020	1,546	10.37	10.37	16,005	0.04	0.90	0.90	2.07	2.07
2019	1,490	10.16	10.16	15,117	3.56	0.90	0.90	10.08	10.08
2018	867	9.23	9.23	7,985	3.88	0.90	0.90	(8.16)	(8.16)
PIMCO High Yield
2022	83,198	11.00	13.84	1,151,772	0.04	0.90	1.25	(14.79)	(14.52)
2021	90,462	12.91	16.19	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
2020	106,703	12.99	17.04	1,739,637	0.04	0.90	1.25	0.62	1.00
2019	101,573	12.91	16.91	1,636,893	5.10	0.90	1.25	9.69	10.14
2018	127,545	11.77	15.39	1,866,560	5.13	0.90	1.25	(6.88)	(6.59)
PIMCO International Bond (U.S. Dollar-Hedged)
2022	460,532	9.33	9.64	4,425,525	0.02	0.90	1.10	(14.09)	(13.85)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
2020	443,302	11.34	11.91	5,276,762	0.02	0.90	1.25	1.07	1.36
2019	464,576	11.22	11.75	5,450,083	5.60	0.90	1.25	2.28	2.62
2018	453,461	10.97	11.45	5,189,182	2.14	0.90	1.25	(2.32)	(1.97)
PIMCO Low Duration
2022	24,322	6.90	6.90	167,775	0.01	0.90	0.90	(9.33)	(9.33)
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)
2020	3,770	8.01	8.01	30,229	0.01	0.90	0.90	(1.23)	(1.23)
2019	4,061	8.11	8.11	32,924	3.15	0.90	0.90	(0.12)	(0.12)
2018	5,223	8.12	8.12	42,393	1.57	0.90	0.90	(3.91)	(3.91)
PIMCO Real Return
2022	100,888	8.42	8.42	849,037	0.07	0.90	0.90	(15.80)	(15.80)
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
2020	89,845	9.90	9.90	889,376	0.02	0.90	0.90	7.03	7.03
2019	100,796	9.25	9.25	931,514	1.31	0.90	0.90	3.70	3.70
2018	105,292	8.92	8.92	938,427	1.99	0.90	0.90	(6.30)	(6.30)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO StocksPLUS® Small Fund
2022	20,097	16.34	16.34	328,795	—	0.90	0.90	(27.15)	(27.15)
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
2020	26,772	20.53	20.53	549,943	0.04	0.90	0.90	14.76	14.76
2019	88,649	17.89	17.89	1,586,392	2.61	0.90	0.90	21.37	21.37
2018	75,008	14.74	14.74	1,105,741	2.00	0.90	0.90	(15.92)	(15.92)
PIMCO Total Return
2022	202,451	8.40	8.40	1,699,871	0.03	0.90	0.90	(17.81)	(17.81)
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
2020	204,724	10.79	10.79	2,207,748	0.02	0.90	0.90	4.15	4.15
2019	226,602	10.36	10.36	2,347,695	3.20	0.90	0.90	3.50	3.50
2018	251,176	10.01	10.01	2,513,995	2.59	0.90	0.90	(4.67)	(4.67)
PIMCO VIT All Asset Administrative
2022	351,375	11.79	13.28	4,649,478	0.07	0.75	1.35	(15.60)	(15.09)
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
2020	401,133	12.55	13.97	5,584,370	0.05	0.75	1.35	3.38	4.02
2019	447,756	12.14	13.43	5,994,323	2.92	0.75	1.35	7.15	7.78
2018	534,699	11.33	12.46	6,644,048	3.17	0.75	1.35	(9.43)	(8.92)
PIMCO VIT All Asset Advisor
2022	73,606	9.15	10.31	757,694	0.07	0.25	1.45	(15.59)	(14.72)
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.45	10.95	12.36
2020	40,753	9.77	10.96	434,795	0.04	0.25	1.45	3.28	4.38
2019	32,905	9.46	10.50	333,049	3.39	0.25	1.45	6.89	8.25
2018	19,474	8.85	9.70	177,697	3.03	0.25	1.45	(9.60)	(8.49)
PIMCO VIT CommodityRealReturn Strategy Administrative
2022	1,383,365	4.96	5.67	7,672,733	0.25	0.75	1.35	3.98	4.61
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
2020	711,809	3.73	4.22	2,987,436	0.07	0.75	1.35	(3.12)	(2.54)
2019	640,609	3.85	4.33	2,755,722	3.25	0.75	1.35	6.65	7.44
2018	1,369,364	3.61	4.03	5,238,282	2.67	0.75	1.35	(17.77)	(17.25)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy Advisor
2022	158,362	5.12	6.33	927,671	0.23	0.25	1.45	4.11	5.13
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.45	27.46	28.84
2020	14,963	3.78	4.77	56,449	0.04	0.25	1.45	(3.25)	(2.04)
2019	15,974	3.86	4.93	61,553	3.18	0.25	1.45	6.48	7.97
2018	6,483	3.59	4.63	23,176	2.54	0.25	1.45	(17.91)	(17.08)
PIMCO VIT Emerging Markets Bond
2022	188,181	7.76	9.01	1,775,968	0.04	0.25	1.45	(19.33)	(18.46)
2021	250,702	9.62	11.05	2,935,103	0.06	0.25	1.45	(6.87)	(5.80)
2020	230,774	10.33	12.72	2,878,760	0.05	0.25	1.45	1.97	3.20
2019	270,091	10.13	12.39	3,272,587	4.02	0.25	1.45	9.63	10.92
2018	483,588	9.24	11.22	5,305,528	4.20	0.25	1.45	(8.97)	(7.86)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2022	4,863	9.41	9.41	45,802	0.01	0.25	0.25	(13.91)	(13.91)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)
2020	5,199	8.81	12.08	61,364	0.02	0.25	1.45	5.26	6.53
2019	5,074	8.37	11.34	56,300	2.36	0.25	1.45	1.33	2.62
2018	4,932	8.26	11.05	53,438	5.17	0.25	1.45	(8.43)	(7.38)
PIMCO VIT Global Managed Asset Allocation
2022	10,855	9.77	10.69	114,199	0.02	0.25	1.45	(21.78)	(20.99)
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.45	7.67	9.02
2020	9,485	11.60	12.57	116,361	0.03	0.25	1.45	11.65	12.94
2019	1,630	10.39	11.13	16,938	0.48	0.25	1.45	11.84	13.22
2018	—	9.29	9.83	—	—	0.25	1.45	(9.72)	(8.64)
PIMCO VIT High Yield
2022	15,132	9.01	16.22	245,201	0.05	0.25	1.45	(14.11)	(13.26)
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.45	(1.04)	0.21
2020	9,741	10.60	19.10	162,140	0.02	0.25	1.45	1.05	2.25
2019	133,897	10.49	18.68	1,912,690	4.97	0.25	1.45	9.61	10.93
2018	34,422	9.57	16.84	417,210	4.64	0.25	1.45	(7.00)	(5.82)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2022	805,849	9.44	10.22	8,180,516	0.01	0.75	1.35	(14.03)	(13.46)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
2020	600,916	11.69	12.50	7,406,108	0.06	0.75	1.35	1.04	1.63
2019	629,161	11.57	12.30	7,731,018	1.86	0.75	1.35	2.39	3.10
2018	830,987	11.30	11.93	9,878,006	1.42	0.75	1.35	(2.25)	(1.65)
PIMCO VIT International Bond Portfolio (Unhedged)
2022	7,786	6.35	6.35	49,379	0.01	0.25	0.25	(21.60)	(21.60)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)
2020	25,126	8.79	9.23	227,660	0.05	0.25	1.45	5.90	7.08
2019	24,266	8.30	8.62	205,480	0.86	0.25	1.45	2.22	3.48
2018	5,324	8.12	8.33	43,723	5.59	0.25	1.45	(8.25)	(7.13)
PIMCO VIT Low Duration Administrative (d)
2022	4,391,617	7.01	8.23	31,545,128	0.01	0.25	1.40	(9.78)	(8.76)
2021	3,187,448	7.77	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
2020	3,705,883	7.60	9.67	30,744,495	0.01	0.25	1.40	(1.44)	(0.31)
2019	3,160,496	7.71	9.70	26,421,783	2.77	0.25	1.40	(0.48)	0.73
2018	3,662,980	7.74	9.63	30,621,962	1.89	0.25	1.40	(4.02)	(2.92)
PIMCO VIT Low Duration Advisor
2022	93,556	6.87	7.31	680,268	0.02	0.25	1.45	(9.84)	(8.85)
2021	94,550	7.62	8.02	760,240	0.00	0.25	1.45	(5.34)	(4.18)
2020	95,450	8.05	8.53	800,165	0.01	0.25	1.45	(1.59)	(0.35)
2019	106,010	8.18	8.56	892,132	2.37	0.25	1.45	(0.61)	0.59
2018	173,346	8.23	8.51	1,449,761	1.32	0.25	1.45	(4.08)	(2.96)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return Administrative (d)
2022	1,822,007	8.77	10.21	17,555,272	0.07	0.25	1.40	(15.67)	(14.70)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
2020	1,892,947	10.30	12.03	21,279,025	0.01	0.25	1.40	6.96	8.09
2019	2,138,306	9.63	11.13	22,383,387	1.68	0.25	1.40	3.74	5.00
2018	2,561,635	9.28	10.60	25,676,192	2.64	0.25	1.40	(6.45)	(5.36)
PIMCO VIT Real Return Advisor
2022	100,291	7.70	8.77	857,582	0.07	0.25	1.45	(15.66)	(14.77)
2021	64,496	9.13	10.10	644,261	0.06	0.25	1.45	0.88	2.12
2020	28,794	9.05	10.08	278,041	0.01	0.25	1.45	6.72	8.04
2019	55,355	8.48	9.33	506,777	1.34	0.25	1.45	3.67	4.83
2018	80,066	8.18	8.90	700,508	2.56	0.25	1.45	(6.62)	(5.42)
PIMCO VIT Short-Term
2022	290,181	7.43	8.05	2,321,666	0.02	0.25	1.45	(4.50)	(3.48)
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.45	(4.42)	(3.36)
2020	45,546	8.14	8.76	389,604	0.01	0.25	1.45	(2.40)	(1.13)
2019	151,650	8.34	8.86	1,322,300	2.00	0.25	1.45	(1.77)	(0.56)
2018	91,187	8.49	8.91	802,561	2.05	0.25	1.45	(2.97)	(1.87)
PIMCO VIT Total Return Administrative
2022	1,101,981	8.39	8.39	9,282,733	0.03	1.40	1.40	(18.07)	(18.07)
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
2020	1,324,739	10.84	10.84	14,391,974	0.02	1.40	1.40	4.03	4.03
2019	1,339,766	10.42	12.49	13,997,936	3.03	0.25	1.40	3.68	4.87
2018	1,527,795	10.05	11.91	15,389,858	2.50	0.25	1.40	(4.83)	(3.72)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Advisor
2022	1,171,416	7.33	8.31	9,308,527	0.02	0.25	1.45	(17.92)	(17.15)
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.45	(5.60)	(4.48)
2020	1,140,056	9.46	10.50	11,464,816	0.02	0.25	1.45	3.73	5.11
2019	863,420	9.12	9.99	8,315,061	2.58	0.25	1.45	3.52	4.72
2018	897,248	8.81	9.54	8,274,688	2.20	0.25	1.45	(4.96)	(3.83)
Pioneer Bond VCT
2022	14,594	8.19	8.19	119,423	0.02	0.25	0.25	(17.19)	(17.19)
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
2020	15,039	9.69	10.35	153,189	0.01	0.25	1.45	3.64	4.97
2019	219,708	9.35	9.86	2,073,250	3.24	0.25	1.45	4.12	5.34
2018	108,321	8.98	9.36	986,106	2.33	0.25	1.45	(5.27)	(4.10)
Pioneer Equity Income VCT
2022	7,955	14.54	19.00	141,187	0.01	0.25	1.45	(11.77)	(10.84)
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.45	19.85	21.29
2020	7,900	13.75	17.84	134,180	0.02	0.25	1.45	(4.65)	(3.46)
2019	9,677	14.42	18.48	171,872	2.54	0.25	1.45	19.77	21.26
2018	8,297	12.04	15.24	121,520	2.25	0.25	1.45	(12.75)	(11.70)
Pioneer High Yield VCT
2022	2,467	9.71	9.71	23,961	0.10	0.25	0.25	(14.30)	(14.30)
2021	—	9.84	9.84	—	—	1.45	1.45	0.82	0.82
2020	—	9.76	11.27	—	0.01	0.25	1.45	(2.50)	(1.31)
2019	10,830	10.01	11.42	118,517	5.20	0.25	1.45	9.40	10.66
2018	—	9.15	10.32	—	4.02	0.25	1.45	(8.22)	(7.03)
Pioneer Real Estate Shares VCT
2022	—	9.63	11.56	—	0.02	0.25	1.45	(33.86)	(33.22)
2021	1,795	14.56	17.31	27,679	0.01	0.25	1.45	34.57	36.30
2020	1,758	10.82	12.90	20,072	0.01	0.25	1.45	(11.60)	(10.60)
2019	3,702	12.24	14.43	50,362	1.84	0.25	1.45	22.28	23.86
2018	1,679	10.01	11.65	17,654	2.51	0.25	1.45	(11.57)	(10.52)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Pioneer Strategic Income
2022	9,176	8.55	8.55	78,402	0.03	0.90	0.90	(16.42)	(16.42)
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)
2020	5,783	10.42	10.42	60,180	0.03	0.90	0.90	3.27	3.27
2019	7,490	10.09	10.09	75,480	3.07	0.90	0.90	5.99	5.99
2018	8,144	9.52	9.52	77,455	2.95	0.90	0.90	(5.65)	(5.65)
Pioneer Strategic Income VCT
2022	22,503	7.81	8.43	185,285	0.03	0.25	1.45	(16.47)	(15.62)
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.45	(2.71)	(1.58)
2020	8,232	9.61	10.30	81,652	0.01	0.25	1.45	2.78	3.94
2019	121,371	9.35	9.91	1,136,819	3.77	0.25	1.45	4.70	5.99
2018	30,988	8.93	9.35	277,640	2.21	0.25	1.45	(6.20)	(5.08)
Putnam VT Diversified Income
2022	6,753	8.42	8.42	56,784	0.07	0.25	0.25	(5.50)	(5.50)
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.45	(10.98)	(9.91)
2020	29,458	9.02	10.04	286,982	0.06	0.25	1.45	(5.15)	(4.11)
2019	48,910	9.51	10.47	481,691	3.98	0.25	1.45	6.38	7.72
2018	31,889	8.94	9.72	303,542	3.21	0.25	1.45	(5.40)	(4.14)
Putnam VT Global Asset Allocation
2022	1,153	11.20	11.20	12,885	0.01	1.45	1.45	(19.54)	(19.54)
2021	1,121	13.92	13.92	15,569	0.01	1.45	1.45	9.01	9.01
2020	1,088	12.77	15.35	13,865	0.02	0.25	1.45	7.40	8.71
2019	1,056	11.89	14.12	12,526	1.45	0.25	1.45	12.06	13.41
2018	1,025	10.61	12.45	10,851	1.87	0.25	1.45	(11.36)	(10.24)
Putnam VT Growth Opportunities
2022	13,077	20.28	26.28	342,106	—	0.25	1.45	(33.38)	(32.70)
2021	11,922	30.44	39.05	464,554	—	0.25	1.45	17.30	18.73
2020	13,076	25.95	33.39	430,043	—	0.25	1.45	32.67	34.26
2019	—	19.56	24.87	—	0.38	0.25	1.45	30.75	32.36
2018	5,092	14.96	18.79	94,516	—	0.25	1.45	(2.09)	(0.90)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT High Yield
2022	4,868	8.74	9.77	47,512	0.05	0.25	1.45	(15.23)	(14.37)
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.45	0.39	1.60
2020	68,468	10.27	11.41	728,150	0.05	0.25	1.45	0.59	1.88
2019	71,425	10.21	11.20	751,680	6.17	0.25	1.45	9.43	10.78
2018	78,129	9.33	10.11	747,295	4.33	0.25	1.45	(8.26)	(7.16)
Putnam VT Income
2022	12,434	7.98	7.98	99,129	0.08	0.25	0.25	(16.53)	(16.53)
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.45	(8.83)	(7.63)
2020	196,610	9.85	10.51	1,976,277	0.08	0.25	1.45	1.13	2.34
2019	32,366	9.74	10.27	316,847	4.26	0.25	1.45	7.03	8.33
2018	2,683	9.10	9.48	25,130	2.91	0.25	1.45	(4.21)	(2.97)
Putnam VT Large Cap Value
2022	83,184	16.49	22.01	1,584,614	0.01	0.25	1.45	(7.15)	(6.18)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.45	21.73	23.21
2020	52,318	14.59	19.33	917,255	0.01	0.25	1.45	1.18	2.38
2019	46,574	14.42	18.88	811,385	1.81	0.25	1.45	24.74	26.20
2018	44,725	11.56	14.96	618,745	0.65	0.25	1.45	(12.49)	(11.43)
Putnam VT Multi-Asset Absolute Return
2022	23,732	6.76	7.56	178,368	0.01	0.25	1.45	(3.84)	(2.83)
2021	24,524	7.03	7.78	189,924	—	0.25	1.45	(3.57)	(2.51)
2020	55,095	7.29	8.10	422,539	—	0.25	1.45	(11.42)	(10.40)
2019	68,689	8.23	9.04	582,258	—	0.25	1.45	1.23	2.49
2018	73,160	8.13	8.82	607,793	0.37	0.25	1.45	(11.82)	(10.73)
Putnam VT Multi-Cap Core
2022	2,394	17.85	23.63	42,712	0.02	0.25	1.45	(19.23)	(18.43)
2021	2,394	22.10	22.10	52,904	—	1.45	1.45	25.28	25.28
2020	—	17.64	23.19	—	—	0.25	1.45	12.21	13.51
2019	8,344	15.72	20.43	168,051	1.07	0.25	1.45	25.86	27.45
2018	7,764	12.49	16.03	122,967	1.15	0.25	1.45	(11.67)	(10.60)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Small Cap Growth
2022	2,685	12.98	17.17	46,084	—	0.25	1.45	(31.29)	(30.57)
2021	1,850	18.89	18.89	34,946	—	1.45	1.45	8.94	8.94
2020	1,802	17.34	22.78	31,252	—	0.25	1.45	41.90	43.63
2019	1,755	12.22	15.86	21,438	—	0.25	1.45	31.54	33.05
2018	1,709	9.29	11.92	15,881	—	0.25	1.45	(17.64)	(16.59)
Putnam VT Small Cap Value
2022	53,548	12.45	12.45	667,247	0.00	0.75	0.75	(16.22)	(16.22)
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
2020	15,121	11.02	11.02	166,978	0.01	0.75	0.75	0.09	0.09
2019	14,106	11.01	11.01	155,600	0.32	0.75	0.75	19.67	19.67
2018	37,155	9.20	9.20	342,060	0.34	0.75	0.75	(22.88)	(22.88)
Redwood Managed Volatility
2022	6,053	9.55	10.29	57,861	0.02	0.25	1.45	(11.41)	(10.52)
2021	46,591	10.78	11.50	521,698	0.02	0.25	1.45	(1.82)	(0.61)
2020	45,206	10.98	11.68	512,436	0.02	0.25	1.45	5.48	6.76
2019	115,508	10.41	10.94	1,213,829	0.74	0.25	1.45	4.00	5.19
2018	284,065	10.01	10.40	2,853,427	7.53	0.25	1.45	(7.14)	(5.97)
Royce Micro-Cap
2022	276,853	9.66	11.79	3,244,212	—	0.75	1.35	(25.75)	(25.24)
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
2020	319,251	10.45	12.60	3,996,511	—	0.75	1.35	18.48	19.21
2019	394,530	8.82	10.57	4,148,364	—	0.75	1.35	14.40	15.14
2018	518,643	7.71	9.18	4,645,697	—	0.75	1.35	(12.88)	(12.40)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Royce Small-Cap Opportunity (a)
2022	197,566	16.95	17.51	3,461,746	—	0.90	1.10	(20.61)	(20.45)
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
2020	178,959	16.69	17.55	3,141,719	—	0.90	1.25	20.94	21.45
2019	173,507	13.80	14.45	2,506,615	—	0.90	1.25	22.45	22.87
2018	149,633	11.27	11.76	1,757,371	—	0.90	1.25	(23.44)	(23.19)
Royce Small-Cap Value
2022	89,641	10.96	11.32	1,014,527	0.00	0.90	1.10	(13.70)	(13.52)
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
2020	99,200	10.10	10.61	1,052,100	0.02	0.90	1.25	(10.38)	(10.08)
2019	107,549	11.27	11.80	1,268,488	0.56	0.90	1.25	13.27	13.68
2018	133,833	9.95	10.38	1,388,227	0.16	0.90	1.25	(11.00)	(10.75)
Rydex VIF Banking
2022	114,961	5.05	10.68	650,514	0.01	0.25	1.45	(20.42)	(19.59)
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.45	27.69	29.22
2020	98,518	4.86	10.51	555,206	0.01	0.25	1.45	(12.49)	(11.48)
2019	224,158	5.49	12.01	1,390,148	0.94	0.25	1.45	22.80	24.23
2018	229,450	4.43	9.78	1,178,828	0.71	0.25	1.45	(22.75)	(21.72)
Rydex VIF Basic Materials
2022	91,354	12.54	13.23	1,381,255	0.01	0.25	1.45	(13.46)	(12.56)
2021	95,120	14.49	15.13	1,667,542	0.01	0.25	1.45	17.61	19.04
2020	165,051	12.32	15.30	2,412,402	0.01	0.25	1.45	14.50	15.88
2019	131,322	10.76	13.34	1,671,521	—	0.25	1.45	16.20	17.52
2018	163,068	9.26	11.47	1,796,682	0.40	0.25	1.45	(21.06)	(20.08)
Rydex VIF Biotechnology
2022	105,529	13.08	27.73	1,807,507	—	0.25	1.45	(16.90)	(16.07)
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.45	(3.02)	(1.84)
2020	151,300	16.23	34.59	3,285,750	—	0.25	1.45	16.01	17.41
2019	168,722	13.99	29.46	2,928,424	—	0.25	1.45	19.27	20.69
2018	201,971	11.73	24.41	3,041,286	—	0.25	1.45	(13.43)	(12.32)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Commodities Strategy
2022	630,606	2.95	4.20	1,226,035	0.05	0.25	1.45	17.98	18.95
2021	1,052,906	2.48	3.56	1,702,159	—	0.25	1.45	33.33	35.52
2020	191,731	1.19	2.67	268,466	0.01	0.25	1.45	(26.04)	(25.40)
2019	133,313	1.60	3.61	216,482	1.09	0.25	1.45	10.06	11.50
2018	300,912	1.45	3.28	460,996	4.81	0.25	1.45	(18.99)	(17.82)
Rydex VIF Consumer Products
2022	135,811	12.32	19.34	2,280,026	0.01	0.25	1.45	(5.01)	(4.07)
2021	59,497	12.97	20.16	1,278,501	0.01	0.25	1.45	5.79	7.06
2020	154,778	12.26	20.80	2,930,833	0.01	0.25	1.45	2.85	4.14
2019	91,124	11.92	20.19	1,735,569	0.96	0.25	1.45	16.98	18.42
2018	111,887	10.19	17.23	1,723,283	0.72	0.25	1.45	(15.92)	(14.91)
Rydex VIF Dow 2x Strategy (d)
2022	41,196	25.32	27.95	1,207,082	—	0.25	1.45	(23.76)	(23.00)
2021	34,847	33.21	36.30	1,344,915	—	0.25	1.45	34.51	36.11
2020	66,035	24.69	29.14	1,851,810	0.01	0.25	1.45	(2.76)	(1.58)
2019	79,702	25.39	29.93	2,302,938	0.95	0.25	1.45	41.06	42.77
2018	104,161	18.00	21.18	2,122,376	0.17	0.25	1.45	(18.00)	(16.99)
Rydex VIF Electronics
2022	49,066	24.18	30.08	511,946	—	0.25	1.45	(35.49)	(34.82)
2021	93,411	37.10	46.63	1,867,820	—	0.25	1.45	32.25	33.84
2020	77,765	12.18	35.26	1,044,289	—	0.25	1.45	49.15	50.98
2019	102,943	8.15	23.64	939,847	—	0.25	1.45	52.32	54.17
2018	96,754	5.34	15.52	519,422	—	0.25	1.45	(16.51)	(15.47)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Energy
2022	538,965	5.86	7.02	3,730,893	0.01	0.25	1.45	42.23	43.56
2021	786,136	4.12	4.89	4,274,046	0.01	0.25	1.45	44.06	45.54
2020	355,523	2.86	4.08	1,257,531	0.01	0.25	1.45	(37.14)	(36.35)
2019	170,739	4.55	6.48	1,078,416	0.22	0.25	1.45	2.02	3.44
2018	220,407	4.46	6.33	1,354,441	0.68	0.25	1.45	(28.64)	(27.92)
Rydex VIF Energy Services
2022	237,270	1.91	2.29	502,130	—	0.25	1.45	36.43	37.95
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.45	12.00	13.70
2020	324,399	1.25	1.50	432,705	0.01	0.25	1.45	(40.00)	(39.17)
2019	155,061	2.08	2.47	354,332	—	0.25	1.45	(4.59)	(3.14)
2018	442,518	2.18	2.55	1,073,955	3.73	0.25	1.45	(48.09)	(47.42)
Rydex VIF Europe 1.25x Strategy (d)
2022	85,247	4.84	5.70	483,712	—	0.25	1.30	(16.67)	(15.97)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
2020	106,126	5.01	8.66	636,190	0.02	0.25	1.45	(4.20)	(3.01)
2019	115,254	5.17	9.04	719,271	1.15	0.25	1.45	22.83	24.36
2018	128,469	4.17	7.36	632,660	0.31	0.25	1.45	(22.53)	(21.51)
Rydex VIF Financial Services
2022	95,845	7.90	12.54	786,254	0.01	0.25	1.45	(21.53)	(20.68)
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.45	29.39	30.88
2020	237,357	7.61	12.35	1,879,291	0.00	0.25	1.45	(4.49)	(3.22)
2019	147,829	7.88	12.93	1,329,990	0.78	0.25	1.45	22.56	23.93
2018	150,086	6.37	10.55	1,030,977	0.93	0.25	1.45	(16.14)	(15.10)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Government Long Bond 1.2x Strategy (d)
2022	109,302	6.38	8.61	806,429	0.02	0.25	1.45	(43.29)	(42.71)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.45	(11.56)	(10.43)
2020	95,188	12.72	17.24	1,362,228	0.00	0.25	1.45	16.70	18.08
2019	66,935	10.90	14.60	879,462	1.27	0.25	1.45	11.68	13.00
2018	79,270	9.76	12.92	928,989	1.41	0.25	1.45	(9.46)	(8.30)
Rydex VIF Health Care
2022	136,008	16.42	23.12	2,633,261	—	0.25	1.45	(15.67)	(14.81)
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.45	13.73	15.06
2020	230,876	17.12	24.24	4,790,332	—	0.25	1.45	13.45	14.83
2019	199,804	15.09	21.11	3,489,312	—	0.25	1.45	17.25	18.66
2018	302,174	12.87	17.79	4,518,730	—	0.25	1.45	(3.16)	(1.98)
Rydex VIF High Yield Strategy
2022	2,088	8.72	9.39	19,624	0.00	0.25	1.45	(15.18)	(14.32)
2021	25,526	10.28	10.96	263,738	—	0.25	1.45	(2.74)	(1.62)
2020	2,076	10.57	11.24	23,119	0.00	0.25	1.45	(4.77)	(3.68)
2019	304,617	11.10	11.67	3,386,344	2.18	0.25	1.45	8.82	10.20
2018	18,890	10.20	10.59	194,521	1.57	0.25	1.45	(5.20)	(3.99)
Rydex VIF Internet
2022	53,964	12.80	17.06	489,439	—	0.25	1.45	(47.15)	(46.59)
2021	58,881	24.22	31.94	1,005,185	—	0.25	1.45	(8.81)	(7.71)
2020	170,773	18.40	35.56	3,191,204	—	0.25	1.45	53.26	55.08
2019	189,172	11.99	22.93	2,320,006	—	0.25	1.45	19.93	21.45
2018	201,737	9.97	18.88	2,076,324	—	0.25	1.45	(7.43)	(6.30)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy (d)
2022	2,061,289	0.08	0.40	238,147	—	0.25	1.45	—	—
2021	1,587,714	0.08	0.40	194,319	—	0.25	1.45	(42.86)	(33.33)
2020	1,035,973	0.07	0.65	264,430	0.03	0.25	1.45	(50.00)	(46.15)
2019	952,719	0.13	1.25	126,744	—	0.25	1.45	(38.73)	(36.84)
2018	1,418,568	0.21	2.04	289,726	—	0.25	1.45	(4.55)	(2.56)
Rydex VIF Inverse Government Long Bond Strategy (d)
2022	199,955	1.40	2.06	301,084	—	0.25	1.30	40.00	42.07
2021	189,081	1.45	3.36	198,966	—	0.25	1.45	(3.45)	(2.68)
2020	219,575	1.03	3.48	253,104	0.00	0.25	1.45	(24.51)	(23.50)
2019	232,363	1.36	4.61	363,389	—	0.25	1.45	(17.07)	(15.97)
2018	361,018	1.64	5.55	676,145	—	0.25	1.45	(0.89)	0.43
Rydex VIF Inverse Mid-Cap Strategy (d)
2022	46,934	0.70	2.00	23,403	—	0.25	1.45	4.71	6.06
2021	9,706	0.39	1.91	7,693	—	1.30	1.45	(27.78)	(26.54)
2020	15,519	0.54	2.60	8,362	0.01	0.25	1.45	(28.18)	(27.64)
2019	13,896	0.75	3.62	10,424	0.38	0.25	1.45	(23.79)	(22.64)
2018	12,383	0.98	4.75	12,075	—	0.25	1.45	6.03	7.24
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2022	1,413,105	0.23	0.41	361,704	—	0.25	1.30	27.78	32.26
2021	2,243,409	0.31	0.90	642,830	—	0.25	1.45	(29.55)	(28.00)
2020	192,057	0.25	1.26	51,286	0.08	0.25	1.45	(40.85)	(39.73)
2019	142,335	0.42	2.13	63,898	0.74	0.25	1.45	(31.15)	(29.91)
2018	181,691	0.61	3.09	114,538	—	0.25	1.45	(7.58)	(5.41)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (d)
2022	205,917	0.40	0.71	99,104	—	0.25	1.30	11.11	12.70
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
2020	154,424	0.46	2.41	69,952	0.02	0.25	1.45	(33.79)	(32.77)
2019	40,626	0.69	3.64	28,102	0.65	0.25	1.45	(24.18)	(23.23)
2018	74,550	0.91	4.79	90,188	—	0.25	1.45	6.21	7.43
Rydex VIF Inverse S&P 500 Strategy (d)
2022	383,265	0.86	1.84	217,190	—	0.25	1.45	11.52	13.16
2021	283,805	0.76	1.65	126,184	—	0.25	1.45	(27.63)	(26.92)
2020	278,495	0.55	2.28	184,860	0.02	0.25	1.45	(28.30)	(27.21)
2019	251,502	0.76	3.18	204,313	1.33	0.25	1.45	(26.22)	(25.38)
2018	123,788	1.03	4.31	176,961	—	0.25	1.45	(0.96)	0.52
Rydex VIF Japan 2x Strategy (d)
2022	25,670	7.26	7.26	186,867	—	1.30	1.30	(45.37)	(45.37)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
2020	30,285	16.16	17.82	490,395	0.01	0.25	1.45	34.29	35.98
2019	47,961	12.01	13.27	577,247	1.28	0.25	1.45	32.97	34.63
2018	47,665	9.02	9.98	431,332	—	0.25	1.45	(26.29)	(25.42)
Rydex VIF Leisure
2022	32,914	10.55	12.40	345,927	—	0.25	1.45	(30.55)	(29.86)
2021	27,447	15.19	17.68	415,461	—	0.25	1.45	(3.49)	(2.27)
2020	30,030	15.61	18.59	471,072	—	0.25	1.45	15.74	17.14
2019	36,688	13.47	15.87	496,889	0.32	0.25	1.45	23.64	25.16
2018	50,599	10.88	12.68	552,940	0.38	0.25	1.45	(17.23)	(16.25)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Mid-Cap 1.5x Strategy (d)
2022	21,125	15.92	20.18	568,546	—	0.25	1.45	(26.40)	(25.62)
2021	25,056	21.63	27.13	918,845	—	0.25	1.45	29.37	30.94
2020	39,272	16.72	28.67	1,051,709	0.01	0.25	1.45	5.89	7.09
2019	49,922	15.79	27.05	1,305,513	0.82	0.25	1.45	30.17	31.83
2018	94,476	12.13	20.74	1,693,603	0.16	0.25	1.45	(22.94)	(21.99)
Rydex VIF Money Market (c)
2022	14,955,706	6.21	6.71	82,374,985	0.01	0.25	1.45	(3.45)	(2.51)
2021	8,979,830	4.73	6.37	50,323,078	—	0.25	1.30	(4.40)	(3.19)
2020	8,567,494	4.94	7.27	48,650,488	0.00	0.25	1.45	(4.34)	(3.15)
2019	7,729,205	5.15	7.60	43,961,783	0.79	0.25	1.45	(3.43)	(2.38)
2018	12,318,299	5.33	7.87	78,108,112	0.45	0.25	1.45	(3.91)	(2.59)
Rydex VIF NASDAQ-100®
2022	156,276	21.75	31.10	3,626,879	—	0.25	1.45	(36.87)	(36.22)
2021	302,589	36.98	48.76	11,188,514	—	0.25	1.30	20.03	21.51
2020	227,243	28.70	41.24	6,977,732	0.00	0.25	1.45	38.65	40.32
2019	529,272	20.70	29.39	11,765,578	0.09	0.25	1.45	30.93	32.51
2018	303,427	15.81	22.18	5,121,966	—	0.25	1.45	(6.12)	(4.97)
Rydex VIF NASDAQ-100® 2x Strategy (d)
2022	86,551	47.28	70.62	3,463,744	—	0.25	1.45	(62.65)	(62.27)
2021	99,699	126.57	187.16	10,660,065	—	0.25	1.45	46.75	48.53
2020	174,982	63.16	129.48	14,023,444	0.00	0.25	1.45	78.68	80.81
2019	271,071	35.30	71.61	10,247,373	0.23	0.25	1.45	72.64	74.79
2018	511,277	20.41	40.97	10,921,698	—	0.25	1.45	(13.28)	(12.23)

(c)	Liquidation. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Nova (d)
2022	91,113	21.12	21.44	1,676,812	0.00	0.25	1.45	(33.16)	(32.47)
2021	118,482	31.60	31.75	3,263,113	0.00	0.25	1.45	36.03	37.62
2020	118,098	19.62	23.70	2,388,633	0.01	0.25	1.45	14.77	16.12
2019	161,653	17.07	20.41	2,770,551	1.21	0.25	1.45	38.73	40.47
2018	153,171	12.28	14.59	1,932,670	0.19	0.25	1.45	(14.28)	(13.20)
Rydex VIF Precious Metals
2022	403,708	5.09	8.80	3,276,447	0.01	0.25	1.45	(14.73)	(13.87)
2021	346,472	5.91	10.32	3,737,032	0.04	0.25	1.45	(13.13)	(12.05)
2020	381,788	6.72	12.69	4,713,784	0.05	0.25	1.45	28.43	30.13
2019	457,383	5.18	9.86	4,255,233	—	0.25	1.45	45.44	47.16
2018	415,057	3.52	6.77	2,730,591	4.73	0.25	1.45	(20.30)	(19.24)
Rydex VIF Real Estate
2022	118,849	7.71	9.14	1,476,766	0.01	0.25	1.45	(30.39)	(29.65)
2021	152,454	10.96	13.13	2,704,693	0.01	0.25	1.45	28.22	29.70
2020	158,896	8.45	14.69	2,195,538	0.03	0.25	1.45	(9.94)	(8.82)
2019	314,855	9.28	16.28	4,841,119	2.53	0.25	1.45	19.06	20.51
2018	244,278	7.72	13.66	2,970,457	1.05	0.25	1.45	(11.41)	(10.33)
Rydex VIF Retailing
2022	27,963	12.33	16.96	441,522	—	0.25	1.45	(29.54)	(28.86)
2021	22,871	17.50	23.84	544,117	—	0.25	1.45	6.84	8.17
2020	52,322	16.38	22.65	1,142,121	—	0.25	1.45	37.42	39.04
2019	56,056	11.92	16.29	817,853	—	0.25	1.45	19.08	20.49
2018	66,547	10.01	13.52	880,385	0.01	0.25	1.45	(7.49)	(6.31)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Russell 2000® 1.5x Strategy (d)
2022	29,856	12.42	15.64	468,356	—	0.25	1.30	(36.24)	(35.55)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
2020	66,840	16.27	21.52	1,379,767	—	0.25	1.45	14.74	16.15
2019	42,450	14.18	18.72	789,623	—	0.25	1.45	29.50	31.09
2018	56,858	10.95	14.43	774,642	—	0.25	1.45	(23.10)	(22.14)
Rydex VIF Russell 2000® 2x Strategy (d)
2022	42,963	9.52	11.81	376,066	—	0.25	1.45	(45.40)	(44.84)
2021	65,167	17.26	21.63	1,029,256	—	0.25	1.45	20.37	21.81
2020	933,496	13.16	17.97	12,377,233	0.00	0.25	1.45	12.03	13.40
2019	114,744	11.72	16.04	1,376,187	0.49	0.25	1.45	40.70	42.51
2018	128,941	8.32	11.40	1,103,418	—	0.25	1.45	(29.41)	(28.61)
Rydex VIF S&P 500 2x Strategy (d)
2022	87,157	23.17	26.07	1,868,130	—	0.25	1.45	(42.25)	(41.67)
2021	198,666	39.72	45.14	7,567,670	—	0.25	1.45	51.43	53.24
2020	162,308	23.76	29.81	4,045,097	0.01	0.25	1.45	12.87	14.29
2019	213,905	21.01	26.41	4,699,334	—	0.25	1.45	55.44	57.39
2018	240,815	13.50	16.99	3,454,861	0.05	0.25	1.45	(19.10)	(18.13)
Rydex VIF S&P 500 Pure Growth
2022	164,076	15.15	21.19	2,993,418	—	0.25	1.45	(31.29)	(30.62)
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.45	22.03	23.49
2020	183,767	18.07	25.41	3,928,105	—	0.25	1.45	21.77	23.23
2019	296,824	14.84	20.62	5,194,166	—	0.25	1.45	21.04	22.59
2018	371,996	12.26	16.82	5,400,259	—	0.25	1.45	(9.72)	(8.69)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Value
2022	464,490	12.85	14.86	6,978,675	0.01	0.25	1.45	(6.55)	(5.65)
2021	416,862	13.75	15.75	6,896,493	0.01	0.25	1.45	26.49	28.15
2020	630,370	10.87	13.36	8,381,376	0.01	0.25	1.45	(14.48)	(13.49)
2019	556,955	12.71	15.60	8,442,234	0.80	0.25	1.45	17.90	19.38
2018	485,520	10.78	13.21	6,322,659	0.52	0.25	1.45	(17.08)	(16.12)
Rydex VIF S&P MidCap 400 Pure Growth
2022	80,875	10.19	16.96	1,352,697	—	0.25	1.45	(25.84)	(25.09)
2021	104,826	13.74	22.64	2,282,191	—	0.25	1.45	7.34	8.64
2020	173,286	12.80	21.42	3,129,376	—	0.25	1.45	24.76	26.30
2019	139,027	10.26	16.96	2,317,075	—	0.25	1.45	10.44	11.73
2018	180,111	9.29	15.30	2,725,305	—	0.25	1.45	(18.58)	(17.54)
Rydex VIF S&P MidCap 400 Pure Value
2022	169,877	13.25	15.32	2,688,160	0.01	0.25	1.45	(9.12)	(8.26)
2021	175,582	14.58	16.70	3,054,010	0.00	0.25	1.45	25.58	27.09
2020	182,298	11.61	15.37	2,759,688	0.00	0.25	1.45	2.65	4.00
2019	97,075	11.31	14.95	1,396,528	—	0.25	1.45	17.08	18.52
2018	89,567	9.66	12.74	1,122,304	—	0.25	1.45	(22.47)	(21.55)
Rydex VIF S&P SmallCap 600 Pure Growth
2022	77,560	10.36	14.00	1,103,897	—	0.25	1.45	(32.81)	(32.14)
2021	102,576	15.42	20.63	2,110,510	—	0.25	1.45	13.97	15.38
2020	164,386	13.53	18.76	2,816,483	—	0.25	1.45	10.72	12.01
2019	114,122	12.22	16.92	1,882,305	—	0.25	1.45	7.67	8.97
2018	200,950	11.35	15.69	3,105,745	—	0.25	1.45	(13.03)	(11.94)
Rydex VIF S&P SmallCap 600 Pure Value
2022	109,464	10.17	11.19	1,356,106	—	0.25	1.45	(12.02)	(11.12)
2021	347,046	11.56	12.59	4,904,922	—	0.25	1.45	37.13	38.81
2020	232,363	8.43	10.49	2,416,477	—	0.25	1.45	(10.03)	(8.98)
2019	100,093	9.37	11.65	1,147,321	0.31	0.25	1.45	15.39	16.76
2018	124,431	8.12	10.08	1,237,373	—	0.25	1.45	(24.04)	(23.07)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Strengthening Dollar 2x Strategy (d)
2022	90,582	5.83	9.51	639,137	—	0.25	1.45	10.84	11.90
2021	109,223	5.21	8.58	644,558	—	0.25	1.45	6.19	7.64
2020	111,704	3.74	8.08	609,655	0.01	0.25	1.45	(17.80)	(16.89)
2019	53,414	4.55	9.83	242,829	1.12	0.25	1.45	0.10	1.18
2018	108,982	4.54	9.82	494,924	—	0.25	1.45	6.97	8.24
Rydex VIF Technology
2022	178,425	19.91	21.09	2,245,158	—	0.25	1.45	(38.89)	(38.28)
2021	191,170	32.58	34.17	3,900,452	—	0.25	1.45	15.25	16.66
2020	263,530	16.89	30.10	4,803,474	—	0.25	1.45	42.71	44.50
2019	323,722	11.82	20.83	4,179,299	—	0.25	1.45	33.67	35.26
2018	316,032	8.83	15.40	2,926,094	—	0.25	1.45	(5.79)	(4.64)
Rydex VIF Telecommunications
2022	99,832	4.13	8.04	468,633	0.00	1.30	1.45	(28.98)	(28.92)
2021	111,541	8.29	11.32	649,455	0.01	0.25	1.45	4.24	5.47
2020	108,354	5.57	10.86	623,044	0.01	0.25	1.45	4.73	5.93
2019	124,740	5.31	10.37	691,507	—	0.25	1.45	8.25	9.64
2018	128,999	4.90	9.58	656,865	0.74	0.25	1.45	(9.37)	(8.31)
Rydex VIF Transportation
2022	27,355	12.40	13.91	383,353	—	0.25	1.45	(37.72)	(37.12)
2021	22,277	19.91	22.12	527,550	—	0.25	1.45	16.91	18.29
2020	31,594	17.03	20.47	627,215	0.00	0.25	1.45	34.41	36.05
2019	21,410	12.67	15.20	321,919	—	0.25	1.45	16.99	18.36
2018	36,766	10.83	12.98	451,418	—	0.25	1.45	(23.57)	(22.63)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Utilities
2022	326,043	12.91	15.15	3,426,892	0.01	0.25	1.45	(3.15)	(2.13)
2021	313,209	13.33	15.48	3,597,117	0.01	0.25	1.45	9.53	10.81
2020	361,694	9.19	14.35	3,763,441	0.02	0.25	1.45	(9.25)	(8.19)
2019	485,122	10.11	15.63	5,436,315	0.27	0.25	1.45	13.74	15.18
2018	406,727	8.87	13.57	3,860,800	1.20	0.25	1.45	(0.67)	0.44
Rydex VIF Weakening Dollar 2x Strategy (d)
2022	40,856	2.54	2.69	104,450	—	0.25	1.30	(22.09)	(21.11)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
2020	42,357	3.95	4.99	167,310	0.00	0.25	1.45	4.83	6.31
2019	43,395	3.76	4.76	163,093	0.94	0.25	1.45	(8.99)	(7.91)
2018	49,675	4.13	5.23	204,976	—	0.25	1.45	(15.37)	(14.51)
T. Rowe Price Blue Chip Growth
2022	79,959	16.31	22.19	1,590,798	—	0.25	1.45	(41.20)	(40.60)
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.45	12.22	13.56
2020	91,300	24.72	33.52	2,695,743	—	0.25	1.45	28.08	29.62
2019	122,095	19.30	25.86	2,806,288	—	0.25	1.45	23.96	25.47
2018	134,712	15.57	20.61	2,456,867	—	0.25	1.45	(2.81)	(1.62)
T. Rowe Price Capital Appreciation
2022	343,813	18.64	19.73	6,763,846	0.01	0.90	1.25	(15.81)	(15.50)
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
2020	391,272	19.54	20.54	8,018,634	0.01	0.90	1.25	12.88	13.29
2019	441,432	17.31	18.13	7,983,811	1.28	0.90	1.25	18.97	19.43
2018	460,243	14.55	15.18	6,969,674	1.95	0.90	1.25	(3.77)	(3.50)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Equity Income
2022	63,126	13.56	17.90	1,084,192	0.02	0.25	1.45	(7.57)	(6.67)
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.45	19.76	21.24
2020	38,328	12.25	16.12	546,324	0.02	0.25	1.45	(3.47)	(2.30)
2019	40,587	12.69	16.50	608,763	2.04	0.25	1.45	20.51	22.04
2018	36,036	10.53	13.52	440,772	1.39	0.25	1.45	(13.62)	(12.61)
T. Rowe Price Growth Stock
2022	255,114	17.64	18.22	4,646,088	—	0.90	1.10	(42.82)	(42.70)
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
2020	293,148	26.35	27.70	8,121,311	—	0.90	1.25	30.51	30.97
2019	325,359	20.19	21.15	6,879,144	—	0.90	1.25	24.71	25.15
2018	350,085	16.19	16.90	5,910,162	—	0.90	1.25	(5.65)	(5.32)
T. Rowe Price Health Sciences
2022	592,832	21.14	35.66	11,825,610	—	0.25	1.45	(16.31)	(15.46)
2021	621,727	25.26	42.18	14,793,088	—	0.25	1.45	7.90	9.22
2020	598,624	21.19	39.35	12,995,970	—	0.25	1.45	23.60	25.12
2019	534,442	17.02	31.45	9,452,204	—	0.25	1.45	23.07	24.51
2018	517,167	13.73	25.26	7,368,834	—	0.25	1.45	(3.57)	(2.36)
T. Rowe Price Limited-Term Bond
2022	8,193	7.04	7.38	59,209	0.02	0.25	1.45	(8.69)	(7.75)
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.45	(4.46)	(3.38)
2020	10,076	8.07	8.44	82,656	0.01	0.25	1.45	(0.12)	1.20
2019	5,068	8.08	8.34	41,120	0.88	0.25	1.45	(0.49)	0.72
2018	21,356	8.12	8.28	173,840	1.36	0.25	1.45	(3.45)	(2.24)
T. Rowe Price Retirement 2010
2022	143	10.62	10.62	1,516	0.02	0.90	0.90	(17.67)	(17.67)
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
2020	135	12.40	12.40	1,671	0.01	0.90	0.90	7.08	7.08
2019	132	11.58	11.58	1,520	1.82	0.90	0.90	11.13	11.13
2018	128	10.42	10.42	1,332	1.68	0.90	0.90	(7.71)	(7.71)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2015
2022	12,642	11.37	11.37	143,743	0.02	0.90	0.90	(17.85)	(17.85)
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85
2020	11,599	13.20	13.20	153,151	0.01	0.90	0.90	7.67	7.67
2019	10,635	12.26	12.26	130,346	2.86	0.90	0.90	12.37	12.37
2018	1,965	10.91	10.91	21,417	1.60	0.90	0.90	(8.32)	(8.32)
T. Rowe Price Retirement 2020
2022	9,340	12.18	12.18	113,727	0.02	0.90	0.90	(18.36)	(18.36)
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
2020	9,849	14.11	14.11	138,935	0.01	0.90	0.90	8.37	8.37
2019	8,155	13.02	13.02	106,182	1.79	0.90	0.90	14.11	14.11
2018	6,988	11.41	11.41	79,666	1.01	0.90	0.90	(9.01)	(9.01)
T. Rowe Price Retirement 2025
2022	4,545	12.99	12.99	59,109	0.01	0.90	0.90	(19.32)	(19.32)
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
2020	4,268	15.04	15.04	64,223	0.01	0.90	0.90	9.70	9.70
2019	5,394	13.71	13.71	73,958	1.52	0.90	0.90	15.89	15.89
2018	5,905	11.83	11.83	69,903	1.10	0.90	0.90	(9.83)	(9.83)
T. Rowe Price Retirement 2030
2022	19,389	13.71	13.71	265,934	0.01	0.90	0.90	(20.61)	(20.61)
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
2020	14,219	15.89	15.89	225,940	0.01	0.90	0.90	10.89	10.89
2019	12,370	14.33	14.33	177,268	1.68	0.90	0.90	17.27	17.27
2018	8,524	12.22	12.22	104,193	1.84	0.90	0.90	(10.34)	(10.34)
T. Rowe Price Retirement 2035
2022	4,063	14.29	14.29	58,096	0.01	0.90	0.90	(21.57)	(21.57)
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
2020	14,383	16.55	16.55	238,091	0.01	0.90	0.90	11.98	11.98
2019	4,224	14.78	14.78	62,441	1.71	0.90	0.90	18.43	18.43
2018	2,109	12.48	12.48	26,321	1.15	0.90	0.90	(10.98)	(10.98)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2040
2022	4,496	14.76	14.76	66,391	0.01	0.90	0.90	(22.36)	(22.36)
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30
2020	3,943	17.08	17.08	67,343	0.01	0.90	0.90	13.04	13.04
2019	3,207	15.11	15.11	48,477	0.68	0.90	0.90	19.35	19.35
2018	8,532	12.66	12.66	108,067	0.93	0.90	0.90	(11.28)	(11.28)
T. Rowe Price Retirement 2045
2022	435	14.99	14.99	6,525	0.01	0.90	0.90	(22.61)	(22.61)
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
2020	153	17.27	17.27	2,645	0.01	0.90	0.90	13.54	13.54
2019	63	15.21	15.21	963	2.08	0.90	0.90	19.95	19.95
2018	—	12.68	12.68	—	—	0.90	0.90	(11.58)	(11.58)
T. Rowe Price Retirement 2050
2022	21	15.00	15.00	321	0.01	0.90	0.90	(22.64)	(22.64)
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
2020	—	17.25	17.25	—	—	0.90	0.90	13.49	13.49
2019	204	15.20	15.20	3,108	1.32	0.90	0.90	19.87	19.87
2018	126	12.68	12.68	1,600	1.60	0.90	0.90	(11.51)	(11.51)
T. Rowe Price Retirement 2055
2022	2,612	14.96	14.96	39,075	0.01	0.90	0.90	(22.69)	(22.69)
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
2020	3,314	17.23	17.23	57,115	0.01	0.90	0.90	13.43	13.43
2019	2,602	15.19	15.19	39,532	1.15	0.90	0.90	19.89	19.89
2018	2,450	12.67	12.67	31,037	0.81	0.90	0.90	(11.58)	(11.58)
T. Rowe Price Retirement Balanced
2022	13,922	10.01	10.01	139,424	0.03	0.90	0.90	(16.79)	(16.79)
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
2020	9,714	11.60	11.60	112,744	0.01	0.90	0.90	6.62	6.62
2019	16,127	10.88	10.88	175,496	1.58	0.90	0.90	10.34	10.34
2018	14,319	9.86	9.86	141,187	0.89	0.90	0.90	(7.50)	(7.50)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Developing Markets VIP Fund
2022	503,940	13.65	15.69	5,591,175	0.02	0.25	1.45	(25.39)	(24.50)
2021	582,580	18.08	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)
2020	472,510	11.37	23.33	6,846,325	0.04	0.25	1.45	12.02	13.42
2019	319,000	10.15	20.82	5,635,375	0.86	0.25	1.45	21.19	22.70
2018	290,225	8.37	17.18	3,965,864	0.75	0.25	1.45	(19.52)	(18.50)
Templeton Foreign VIP Fund
2022	490,692	7.56	12.42	3,876,550	0.03	0.25	1.45	(11.68)	(10.52)
2021	532,568	8.01	13.56	4,744,177	0.01	0.25	1.45	(0.37)	0.82
2020	1,118,366	8.04	13.77	9,817,548	0.05	0.25	1.45	(5.52)	(4.31)
2019	223,463	8.51	14.39	2,276,332	1.62	0.25	1.45	7.57	8.93
2018	269,291	7.91	13.21	2,585,738	2.71	0.25	1.45	(19.14)	(18.15)
Templeton Global Bond VIP Fund
2022	115,003	6.12	6.99	757,221	—	0.25	1.45	(8.79)	(7.91)
2021	147,559	6.71	7.45	1,060,716	—	0.25	1.45	(9.20)	(8.02)
2020	187,725	7.39	8.26	1,482,690	0.07	0.25	1.45	(9.44)	(8.22)
2019	225,703	8.16	9.00	1,951,495	6.97	0.25	1.45	(2.39)	(1.32)
2018	255,852	8.36	9.12	2,244,653	—	0.25	1.45	(2.56)	(1.30)
Templeton Growth VIP Fund
2022	414	8.56	8.56	3,545	0.00	1.45	1.45	(15.16)	(15.16)
2021	403	10.09	10.09	4,064	0.01	1.45	1.45	0.30	0.30
2020	391	10.06	12.26	3,933	0.03	0.25	1.45	1.21	2.42
2019	380	9.94	11.97	3,771	2.76	0.25	1.45	10.20	11.45
2018	368	9.02	10.74	3,323	2.09	0.25	1.45	(18.59)	(17.57)
Third Avenue Value
2022	57,455	10.45	10.45	600,789	0.00	1.45	1.45	11.29	11.29
2021	2,424	9.39	9.39	22,774	0.01	1.45	1.45	16.65	16.65
2020	2,115	8.05	8.82	17,020	0.02	0.25	1.45	(6.61)	(5.57)
2019	2,052	8.62	9.34	17,694	0.28	0.25	1.45	7.62	8.86
2018	1,992	8.01	8.58	15,964	2.03	0.25	1.45	(23.86)	(22.84)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Aggressive Growth ETF
2022	—	10.82	10.82	—	—	1.45	1.45	(19.61)	(19.61)
2021	25,530	13.46	13.46	343,684	0.01	1.45	1.45	13.97	13.97
2020	—	11.81	12.30	—	—	0.25	1.45	7.36	8.66
2019	—	11.00	11.32	—	—	0.25	1.45	18.66	20.17
2018	—	9.27	9.42	—	—	0.25	1.45	(14.17)	(13.10)
TOPS® Balanced ETF
2022	57,409	9.99	9.99	573,171	0.02	0.25	0.25	(14.18)	(14.18)
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
2020	—	10.63	11.07	—	—	0.25	1.45	3.40	4.63
2019	—	10.28	10.58	—	—	0.25	1.45	10.78	12.08
2018	—	9.28	9.44	—	—	0.25	1.45	(9.99)	(8.79)
TOPS® Conservative ETF
2022	68,324	9.07	9.60	655,829	0.00	0.25	1.45	(12.87)	(12.01)
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.45	1.66	2.83
2020	50,008	10.24	10.67	530,413	—	0.25	1.45	1.99	3.29
2019	—	10.04	10.33	—	—	0.25	1.45	6.47	7.72
2018	—	9.43	9.59	—	—	0.25	1.45	(6.82)	(5.70)
TOPS® Growth ETF
2022	23,504	10.44	11.05	259,673	0.01	0.25	1.45	(18.44)	(17.66)
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.45	11.21	12.58
2020	—	11.51	11.99	—	—	0.25	1.45	6.48	7.82
2019	—	10.81	11.12	—	—	0.25	1.45	16.36	17.80
2018	—	9.29	9.44	—	—	0.25	1.45	(12.85)	(11.86)
TOPS® Managed Risk Balanced ETF
2022	—	7.30	7.30	—	—	0.25	0.25	(33.82)	(33.82)
2021	—	10.53	11.10	—	—	0.25	1.45	3.34	4.62
2020	—	10.19	10.61	—	—	0.25	1.45	0.99	2.12
2019	—	10.09	10.39	—	—	0.25	1.45	8.61	9.95
2018	—	9.29	9.45	—	—	0.25	1.45	(9.81)	(8.70)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Managed Risk Moderate Growth ETF
2022	—	9.18	9.18	—	—	1.45	1.45	(16.47)	(16.47)
2021	47,434	10.99	10.99	521,199	0.02	1.25	1.25	5.88	5.88
2020	—	10.38	10.82	—	—	0.25	1.45	0.87	2.17
2019	—	10.29	10.59	—	—	0.25	1.45	10.17	11.47
2018	—	9.34	9.50	—	—	0.25	1.45	(10.88)	(9.70)
TOPS® Moderate Growth ETF
2022	60,858	10.61	10.61	645,671	0.03	0.25	0.25	(15.86)	(15.86)
2021	—	12.03	12.69	—	—	0.25	1.45	7.60	9.02
2020	—	11.18	11.64	—	—	0.25	1.45	5.47	6.69
2019	—	10.60	10.91	—	—	0.25	1.45	13.37	14.72
2018	—	9.35	9.51	—	—	0.25	1.45	(10.61)	(9.51)
VanEck VIP Global Gold
2022	22,569	8.01	8.35	185,133	—	0.25	1.45	(16.92)	(16.13)
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.45	(17.76)	(16.81)
2020	32,649	11.48	12.22	392,379	0.03	0.25	1.45	32.54	34.22
2019	22,239	8.56	9.22	204,382	—	0.25	1.45	32.66	34.37
2018	22,464	6.39	6.95	156,082	2.99	0.25	1.45	(20.21)	(19.35)
VanEck VIP Global Resources
2022	91,297	5.33	6.69	504,114	0.02	0.25	1.45	3.56	4.72
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.45	13.53	14.90
2020	26,572	4.43	5.69	146,413	0.00	0.25	1.45	13.80	15.01
2019	19,680	3.86	5.00	94,280	—	0.25	1.45	6.61	7.97
2018	20,805	3.58	4.69	92,578	—	0.25	1.45	(31.53)	(30.67)
Vanguard® VIF Balanced
2022	181,747	11.84	12.96	2,320,159	0.02	0.25	1.85	(18.18)	(17.03)
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.85	13.40	15.19
2020	70,960	12.76	13.68	938,575	0.02	0.25	1.85	5.37	7.13
2019	58,693	12.11	12.77	731,574	2.47	0.25	1.85	16.67	18.46
2018	49,218	10.38	10.78	523,334	13.39	0.65	1.85	(7.98)	(6.83)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Capital Growth
2022	76,363	15.07	16.49	1,233,196	0.01	0.25	1.85	(19.28)	(18.20)
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.85	15.75	17.69
2020	62,250	16.13	17.29	1,037,907	0.01	0.25	1.85	11.86	13.68
2019	61,457	14.42	15.21	909,794	1.65	0.25	1.85	20.57	22.46
2018	30,392	11.96	12.42	364,781	0.90	0.65	1.85	(5.90)	(4.75)
Vanguard® VIF Conservative Allocation
2022	644,903	9.33	10.21	6,273,187	0.02	0.25	1.85	(18.73)	(17.59)
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.85	0.97	2.57
2020	234,847	11.37	12.19	2,724,001	0.02	0.25	1.85	6.46	8.16
2019	123,092	10.68	11.27	1,349,658	1.45	0.25	1.85	10.33	12.03
2018	53,425	9.68	10.06	518,882	2.99	0.65	1.85	(7.63)	(6.42)
Vanguard® VIF Diversified Value
2022	95,380	13.01	14.38	1,350,005	0.01	0.25	1.85	(15.52)	(14.30)
2021	50,133	15.40	16.62	826,973	0.01	0.25	1.85	24.29	26.29
2020	18,339	12.39	13.29	236,656	0.02	0.25	1.85	6.44	8.22
2019	34,678	11.64	12.28	411,821	2.29	0.25	1.85	19.75	21.70
2018	23,329	9.72	10.09	227,996	2.79	0.65	1.85	(13.45)	(12.41)
Vanguard® VIF Equity Income
2022	186,703	14.25	15.60	2,888,853	0.02	0.25	1.85	(5.19)	(3.82)
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.85	19.38	21.32
2020	83,154	12.59	13.50	1,102,923	0.02	0.25	1.85	(1.64)	(0.07)
2019	82,724	12.80	13.51	1,094,241	2.44	0.25	1.85	18.52	20.41
2018	77,330	10.80	11.22	854,005	1.52	0.65	1.85	(10.45)	(9.30)
Vanguard® VIF Equity Index
2022	395,088	14.71	16.10	6,333,751	0.01	0.25	1.85	(21.92)	(20.81)
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.85	22.50	24.42
2020	79,786	15.38	16.49	1,297,571	0.01	0.25	1.85	12.59	14.36
2019	36,318	13.66	14.42	516,380	0.48	0.25	1.85	24.98	27.05
2018	5,748	10.93	11.35	64,422	—	0.65	1.85	(8.99)	(7.87)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Global Bond Index
2022	140,583	8.47	8.47	1,190,887	0.02	0.25	0.25	(15.97)	(15.97)
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
2020	6,855	10.35	10.63	72,702	0.00	0.25	1.85	1.67	3.20
2019	—	10.18	10.30	—	—	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2022	110,991	13.73	15.03	1,659,794	—	0.25	1.85	(36.38)	(35.47)
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.85	12.28	14.05
2020	12,652	19.22	20.61	245,973	0.00	0.25	1.85	36.31	38.51
2019	7,851	14.10	14.88	111,198	0.41	0.25	1.85	27.49	29.50
2018	7,835	11.06	11.49	86,947	0.34	0.65	1.85	(4.57)	(3.45)
Vanguard® VIF High Yield Bond
2022	125,760	9.26	10.14	1,268,891	0.03	0.25	1.85	(13.54)	(12.28)
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.85	(1.20)	0.35
2020	120,169	10.84	11.63	1,381,463	0.03	0.25	1.85	0.65	2.29
2019	83,688	10.77	11.37	941,573	6.22	0.25	1.85	10.12	12.02
2018	45,030	9.78	10.15	453,510	5.25	0.65	1.85	(7.30)	(6.28)
Vanguard® VIF International
2022	297,875	12.48	13.66	4,066,260	0.01	0.25	1.85	(33.26)	(32.31)
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.85	(6.22)	(4.72)
2020	154,942	19.94	21.38	3,268,296	0.01	0.25	1.85	50.04	52.50
2019	118,105	13.29	14.02	1,637,641	1.15	0.25	1.85	25.02	26.99
2018	83,700	10.63	11.04	914,398	0.56	0.65	1.85	(16.76)	(15.73)
Vanguard® VIF Mid-Cap Index
2022	340,826	12.97	14.20	4,677,611	0.01	0.25	1.85	(22.52)	(21.42)
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.85	18.47	20.39
2020	190,747	14.13	15.15	2,744,483	0.01	0.25	1.85	12.41	14.25
2019	71,205	12.57	13.26	914,575	0.62	0.25	1.85	24.70	26.65
2018	23,079	10.08	10.47	239,540	2.47	0.65	1.85	(13.62)	(12.60)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Moderate Allocation
2022	805,102	10.30	11.27	8,956,922	0.02	0.25	1.85	(19.72)	(18.63)
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
2020	444,966	12.24	13.12	5,614,456	0.01	0.25	1.85	8.32	10.07
2019	156,912	11.30	11.92	1,843,165	1.80	0.25	1.85	13.91	15.73
2018	69,190	9.92	10.30	701,714	2.03	0.65	1.85	(9.49)	(8.36)
Vanguard® VIF Real Estate Index
2022	180,052	9.83	10.76	1,927,120	0.01	0.25	1.85	(29.63)	(28.65)
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.85	33.56	35.73
2020	24,763	10.46	11.21	273,043	0.01	0.25	1.85	(9.36)	(7.96)
2019	14,711	11.54	12.18	172,402	1.40	0.25	1.85	22.64	24.67
2018	3,798	9.41	9.77	35,948	2.32	0.65	1.85	(9.78)	(8.69)
Vanguard® VIF Short Term Investment Grade
2022	847,032	7.83	8.57	7,236,472	0.02	0.25	1.85	(10.00)	(8.73)
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.85	(5.13)	(3.59)
2020	199,759	9.17	9.83	1,942,195	0.03	0.25	1.85	0.44	2.08
2019	92,945	9.13	9.63	885,722	2.74	0.25	1.85	0.66	2.34
2018	103,551	9.07	9.41	967,505	0.96	0.65	1.85	(3.72)	(2.59)
Vanguard® VIF Small Company Growth (d)
2022	16,761	13.39	13.39	224,335	0.00	0.25	0.25	(27.70)	(27.70)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
2020	17,605	15.77	16.91	294,852	0.01	0.25	1.85	17.34	19.25
2019	11,430	13.44	14.18	160,749	0.74	0.25	1.85	21.96	23.95
2018	36,465	11.02	11.44	414,290	0.32	0.65	1.85	(11.63)	(10.63)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Total Bond Market Index
2022	1,374,916	7.46	8.17	11,168,900	0.02	0.25	1.85	(17.20)	(15.95)
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.85	(6.34)	(4.89)
2020	429,315	9.62	10.32	4,378,791	0.02	0.25	1.85	2.45	4.14
2019	290,954	9.39	9.91	2,852,581	2.33	0.25	1.85	3.53	5.20
2018	190,057	9.07	9.42	1,778,827	1.94	0.65	1.85	(4.93)	(3.68)
Vanguard® VIF Total International Stock Market Index
2022	788,650	9.16	9.67	7,620,471	0.03	0.25	1.85	(19.86)	(18.74)
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.85	3.44	5.12
2020	75,636	11.05	11.35	855,008	0.01	0.25	1.85	5.84	7.58
2019	28,834	10.44	10.55	303,348	—	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2022	1,063,489	14.22	15.56	16,532,901	0.01	0.25	1.85	(23.22)	(22.16)
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.85	19.64	21.59
2020	187,528	15.48	16.59	3,064,148	0.01	0.25	1.85	14.84	16.67
2019	116,239	13.48	14.22	1,623,787	1.12	0.25	1.85	24.58	26.51
2018	65,181	10.82	11.24	719,633	1.25	0.65	1.85	(9.83)	(8.77)
Victory RS Partners (d)
2022	15,387	29.46	29.46	453,894	0.00	0.90	0.90	(8.20)	(8.20)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
2020	19,212	25.74	25.74	495,005	—	0.90	0.90	(3.41)	(3.41)
2019	20,357	26.65	26.65	542,958	0.90	0.90	0.90	25.71	25.71
2018	22,021	21.20	21.20	467,217	0.34	0.90	0.90	(15.44)	(15.44)
Victory RS Science and Technology
2022	24,671	22.11	22.84	564,416	—	0.90	1.10	(45.77)	(45.67)
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
2020	42,257	45.83	48.17	2,036,781	—	0.90	1.25	58.14	58.71
2019	40,788	28.98	30.35	1,238,664	—	0.90	1.25	33.55	34.00
2018	41,311	21.70	22.65	936,054	—	0.90	1.25	(4.87)	(4.55)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory RS Value
2022	117,249	14.73	15.22	1,784,105	0.00	0.90	1.10	(6.89)	(6.68)
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45
2020	136,276	12.67	13.32	1,813,765	—	0.90	1.25	(6.70)	(6.33)
2019	174,502	13.58	14.22	2,478,079	0.63	0.90	1.25	25.97	26.29
2018	157,206	10.78	11.26	1,770,118	0.55	0.90	1.25	(14.51)	(14.11)
Virtus Ceredex Mid Cap Value Equity
2022	14,482	17.02	17.02	246,998	0.01	0.90	0.90	(17.50)	(17.50)
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
2020	18,546	16.66	16.66	309,476	0.01	0.90	0.90	(5.34)	(5.34)
2019	25,192	17.60	17.60	443,713	0.96	0.90	0.90	27.63	27.63
2018	18,509	13.79	13.79	255,628	0.71	0.90	0.90	(11.60)	(11.60)
Virtus Duff & Phelps Real Estate Securities Series
2022	24,938	11.75	12.55	307,220	0.01	0.25	1.45	(29.17)	(28.41)
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.45	40.12	41.71
2020	26,873	11.84	12.55	321,081	0.01	0.25	1.45	(5.88)	(4.71)
2019	8,142	12.58	13.17	102,826	1.65	0.25	1.45	21.90	23.43
2018	9,732	10.32	10.67	101,083	1.09	0.25	1.45	(10.65)	(9.58)
Virtus KAR Small-Cap Growth Series
2022	33,178	22.79	24.94	799,947	—	0.25	1.45	(33.23)	(32.54)
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
2020	41,193	33.99	36.84	1,450,876	—	0.25	1.45	38.34	39.97
2019	46,042	24.57	26.32	1,162,475	—	0.25	1.45	31.32	32.93
2018	34,521	18.71	19.80	653,197	—	0.25	1.45	6.79	8.08
Virtus Newfleet Multi-Sector Intermediate Bond Series
2022	14,285	8.29	8.75	122,810	0.04	0.25	1.45	(13.28)	(12.41)
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.45	(3.34)	(2.15)
2020	57,161	9.89	10.36	582,420	0.03	0.25	1.45	1.85	3.19
2019	61,550	9.71	10.04	608,302	2.72	0.25	1.45	5.66	6.92
2018	112,337	9.19	9.39	1,037,703	3.88	0.25	1.45	(6.89)	(5.82)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus SGA International Growth Series
2022	45,238	7.30	7.81	349,964	—	0.25	1.45	(22.01)	(21.19)
2021	56,985	9.36	9.91	558,722	—	0.25	1.45	3.54	4.87
2020	90,912	9.04	9.45	849,898	—	0.25	1.45	18.32	19.62
2019	93,139	7.64	7.90	728,469	0.67	0.25	1.45	13.35	14.83
2018	152,149	6.74	6.88	1,037,519	3.30	0.25	1.45	(20.33)	(19.34)
Virtus Strategic Allocation Series
2022	14,400	10.34	11.65	152,779	0.00	0.25	1.45	(33.46)	(32.78)
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.45	2.85	4.15
2020	7,705	15.11	16.89	118,378	0.01	0.25	1.45	28.16	30.10
2019	6,443	11.79	13.02	75,964	1.30	0.25	1.45	20.55	22.02
2018	6,428	9.78	10.67	62,868	2.61	0.25	1.45	(10.03)	(8.96)
Voya MidCap Opportunities Portfolio
2022	10,051	14.49	19.10	185,880	—	0.25	1.45	(28.48)	(27.79)
2021	9,525	20.26	26.45	243,933	—	0.25	1.45	6.74	8.09
2020	2,215	18.98	24.85	54,225	—	0.25	1.45	34.42	36.09
2019	839	14.12	18.26	11,803	0.09	0.25	1.45	23.32	24.73
2018	814	11.45	14.64	9,292	—	0.25	1.45	(11.92)	(10.84)
VY CBRE Global Real Estate Portfolio (a)
2022	14,843	8.62	9.89	145,663	0.03	0.25	1.45	(28.35)	(27.65)
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.45	28.12	29.70
2020	10,568	9.39	10.71	106,892	0.05	0.25	1.45	(9.36)	(8.23)
2019	9,769	10.36	11.67	108,611	2.48	0.25	1.45	18.81	20.19
2018	9,835	8.72	9.71	91,286	4.82	0.25	1.45	(12.89)	(11.73)

(a)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VY CBRE Real Estate Portfolio (a)
2022	—	12.99	12.99	—	—	0.25	0.25	(29.56)	(29.56)
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
2020	—	10.73	12.75	—	—	0.25	1.45	(10.73)	(9.64)
2019	—	12.02	14.11	—	—	0.25	1.45	22.40	23.88
2018	—	9.82	11.39	—	—	0.25	1.45	(11.85)	(10.74)
Western Asset Variable Global High Yield Bond
2022	128,861	8.06	8.90	1,257,437	0.05	0.25	1.45	(17.42)	(16.67)
2021	175,859	9.76	10.68	2,057,484	0.04	0.25	1.45	(3.37)	(2.20)
2020	176,766	10.10	12.13	2,136,722	0.02	0.25	1.45	2.43	3.74
2019	355,049	9.86	11.76	4,169,164	4.87	0.25	1.45	9.07	10.32
2018	383,461	9.04	10.76	4,114,546	4.31	0.25	1.45	(8.41)	(7.18)

(a)	Name change. See Note 1.
(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.